UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

California Municipal Money Market Fund Investor Shares - VCTXX

California Intermediate-Term Tax-Exempt Fund Investor Shares - VCAIX

California Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VCADX

California Long-Term Tax-Exempt Fund Investor Shares - VCITX

California Long-Term Tax-Exempt Fund Admiral™ Shares - VCLAX

California Tax-Exempt Bond ETF ETF Shares - VTEC

Vanguard California Municipal Money Market Fund

Investor Shares (VCTXX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,943
Number of Portfolio Holdings	249

Distribution by Effective Maturity % of Net Assets (as of May 31, 2026)

Table Summary
1 to 7 Days	84.2%
8 to 30 Days	5.3%
31 to 60 Days	3.7%
61 to 90 Days	4.7%
91 to 180 Days	1.6%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR62

Vanguard California Intermediate-Term Tax-Exempt Fund

Investor Shares (VCAIX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$19,262
Number of Portfolio Holdings	5,208
Portfolio Turnover Rate	5%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	6.1%
1 to 3 Years	9.1%
3 to 5 Years	10.7%
5 to 10 Years	31.7%
10 to 20 Years	40.4%
20 to 30 Years	1.9%
Greater than 30 Years	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR100

Vanguard California Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VCADX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$19,262
Number of Portfolio Holdings	5,208
Portfolio Turnover Rate	5%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	6.1%
1 to 3 Years	9.1%
3 to 5 Years	10.7%
5 to 10 Years	31.7%
10 to 20 Years	40.4%
20 to 30 Years	1.9%
Greater than 30 Years	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5100

Vanguard California Long-Term Tax-Exempt Fund

Investor Shares (VCITX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,100
Number of Portfolio Holdings	1,550
Portfolio Turnover Rate	24%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	7.0%
1 to 3 Years	4.0%
3 to 5 Years	4.8%
5 to 10 Years	13.5%
10 to 20 Years	35.0%
20 to 30 Years	30.6%
Greater than 30 Years	4.6%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR75

Vanguard California Long-Term Tax-Exempt Fund

Admiral™ Shares (VCLAX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,100
Number of Portfolio Holdings	1,550
Portfolio Turnover Rate	24%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	7.0%
1 to 3 Years	4.0%
3 to 5 Years	4.8%
5 to 10 Years	13.5%
10 to 20 Years	35.0%
20 to 30 Years	30.6%
Greater than 30 Years	4.6%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR575

Vanguard California Tax-Exempt Bond ETF

ETF Shares (VTEC) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,648
Number of Portfolio Holdings	3,773
Portfolio Turnover Rate	3%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	5.9%
1 to 3 Years	8.5%
3 to 5 Years	8.7%
5 to 10 Years	21.4%
10 to 20 Years	30.1%
20 to 30 Years	23.8%
Greater than 30 Years	1.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV038

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard California Municipal Money Market Fund

Contents
Financial Statements	1

California Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (30.1%)
[1,2]	Anaheim California Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB	1.670%	6/4/2026	26,535	26,535
[1]	California Department of Water Resources Water Revenue TOB	1.590%	6/4/2026	2,500	2,500
[1]	California Educational Facilities Authority College & University Revenue TOB	2.800%	6/1/2026	1,400	1,400
[1]	California Educational Facilities Authority College & University Revenue TOB	1.580%	6/4/2026	8,990	8,990
[1]	California Educational Facilities Authority College & University Revenue TOB	1.590%	6/4/2026	4,275	4,275
[1]	California Educational Facilities Authority College & University Revenue TOB	1.580%	6/4/2026	4,000	4,000
[1,2]	California Educational Facilities Authority Revenue TOB	3.000%	6/1/2026	13,065	13,065
[1]	California General Fund Revenue TOB	1.600%	6/4/2026	1,135	1,135
[1]	California GO TOB	2.550%	6/1/2026	5,000	5,000
[1]	California GO TOB	2.550%	6/1/2026	5,000	5,000
[1]	California GO TOB	2.700%	6/1/2026	2,895	2,895
[1]	California GO TOB	1.570%	6/4/2026	2,500	2,500
[1,2]	California GO TOB	1.570%	6/4/2026	15,230	15,230
[1]	California GO TOB	1.580%	6/4/2026	960	960
[1]	California GO TOB	1.590%	6/4/2026	4,690	4,690
[1]	California GO TOB	1.600%	6/4/2026	2,375	2,375
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	1.570%	6/4/2026	43,000	43,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	1.630%	6/4/2026	18,000	18,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	1.770%	6/4/2026	4,407	4,407
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	1.770%	6/4/2026	10,744	10,744
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.870%	6/1/2026	3,529	3,529
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.870%	6/1/2026	5,096	5,096
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.590%	6/4/2026	19,300	19,300
[1,2]	California Housing Finance Agency Ltd. Obligation Multifamily Local or Guaranteed Housing Revenue TOB	1.670%	6/4/2026	16,484	16,484
[1]	California Infrastructure & Economic Development Bank College & University Revenue TOB	1.570%	6/4/2026	12,350	12,350
[1,2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue PUT TOB	1.690%	6/4/2026	19,845	19,845
[1,2,3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB	1.640%	6/4/2026	7,120	7,120
[1,2]	California Municipal Finance Authority Miscellaneous Revenue TOB	1.620%	6/4/2026	7,660	7,660
[1,2]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB	1.670%	6/4/2026	9,913	9,913
[1,2]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB	1.690%	6/4/2026	9,113	9,113
[1,2]	California Municipal Finance Authority Multifamily Housing Revenue TOB	1.690%	6/4/2026	9,926	9,926
[1]	California State Public Works Board Lease (Abatement) Revenue TOB	2.430%	6/1/2026	2,500	2,500
[1]	California State University College & University Revenue TOB	2.550%	6/1/2026	4,000	4,000
[1]	California State University College & University Revenue TOB	1.590%	6/4/2026	1,800	1,800
[1]	California State University College & University Revenue TOB	1.590%	6/4/2026	3,335	3,335
[1]	California State University College & University Revenue TOB	1.590%	6/4/2026	2,790	2,790
[1]	California State University Trustees College & University Revenue TOB	2.550%	6/1/2026	4,930	4,930
[1]	California State University Trustees College & University Revenue TOB	2.550%	6/1/2026	5,000	5,000
[1]	California State University Trustees College & University Revenue TOB	1.590%	6/4/2026	3,175	3,175
[1]	California State University Trustees College & University Revenue TOB	1.590%	6/4/2026	5,625	5,625
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB	2.700%	6/1/2026	14,780	14,780
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB	1.590%	6/4/2026	8,565	8,565
[1,2]	California Statewide Communities Development Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB	2.800%	6/1/2026	12,105	12,105
[1]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB	2.950%	6/1/2026	11,604	11,604
[1,2]	California Statewide Communities Development Authority Tobacco & Liquor Taxes Revenue TOB	2.800%	6/1/2026	56,050	56,050
[1]	Cerritos Community College District GO TOB	1.590%	6/4/2026	7,500	7,500
[1,2]	Chula Vista CA Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB	1.670%	6/4/2026	5,488	5,488
[1]	Clovis Unified School District GO TOB	1.580%	6/4/2026	2,500	2,500
[1,2]	Contra Costa County California Multifamily Housing Local or Guaranteed Housing Revenue TOB	1.620%	6/4/2026	17,453	17,453
[1]	Downey Unified School District GO TOB	1.590%	6/4/2026	1,935	1,935
[1]	East Bay Municipal Utility District Water System Water Revenue TOB	2.550%	6/1/2026	600	600
[1]	Encinitas CA Union School District GO TOB	2.550%	6/1/2026	1,500	1,500
[1,4]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	2.950%	6/1/2026	88,910	88,910
[1,4]	FHLMC Multifamily Certificates Revenue TOB	2.950%	6/1/2026	6,200	6,200
[1,3]	Irvine Facilities Financing Authority Special Tax Revenue TOB	1.630%	6/4/2026	5,000	5,000
[1,2]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	1.770%	6/4/2026	8,000	8,000
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	1.770%	6/4/2026	11,540	11,540
[1,2]	Livermore CA Redevelopment Agency Multifamily Local or Guaranteed Housing Revenue TOB	1.660%	6/4/2026	2,737	2,737
1

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Long Beach Community College District GO TOB	2.550%	6/1/2026	12,816	12,816
[1]	Los Angeles CA Department Airports Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	2,250	2,250
[1]	Los Angeles CA Unified School District GO TOB	1.580%	6/4/2026	9,625	9,625
[1]	Los Angeles CA Wastewater System Sewer Revenue TOB	2.550%	6/1/2026	6,585	6,585
[1]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB	1.580%	6/4/2026	1,400	1,400
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.550%	6/1/2026	5,250	5,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.550%	6/1/2026	3,390	3,390
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.600%	6/1/2026	15,825	15,825
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.600%	6/1/2026	4,110	4,110
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.600%	6/1/2026	2,405	2,405
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	2,250	2,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	1,665	1,665
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	1.600%	6/4/2026	6,000	6,000
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	1.620%	6/4/2026	1,535	1,535
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	1.620%	6/4/2026	2,015	2,015
[1]	Los Angeles Harbor department Port, Airport & Marina Revenue TOB	1.580%	6/4/2026	1,500	1,500
[1]	Los Angeles Unified School District GO TOB	1.580%	6/4/2026	5,595	5,595
[1]	Mount San Antonio Community College District GO TOB	1.590%	6/4/2026	4,000	4,000
[1]	Murrieta Valley Unified School District GO TOB	1.600%	6/4/2026	8,775	8,775
[1,2]	Nuveen California Quality Municipal Income Fund TOB VRDP	3.150%	6/1/2026	128,000	128,000
[1,2]	PIMCO California Municipal Income Trust TOB VRDP	1.770%	6/4/2026	13,015	13,015
[1,5]	Pittsburg Public Financing Authority Intergovernmental Agreement Revenue TOB	1.600%	6/4/2026	3,395	3,395
[1,2]	Public Finance Authority Local or Guaranteed Housing Revenue TOB	2.950%	6/1/2026	16,125	16,125
[1]	Regents of the University of California Medical Center Pooled College & University Revenue TOB	1.590%	6/4/2026	2,835	2,835
[1]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB	1.600%	6/4/2026	8,765	8,765
[1]	Rio Hondo CA Community College District GO TOB	1.600%	6/4/2026	10,500	10,500
[1,2]	Sacramento County Housing Authority Local or Guaranteed Housing Revenue TOB	1.640%	6/4/2026	2,770	2,770
[1,2]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB	1.690%	6/4/2026	11,232	11,232
[1]	San Diego CA Unified School District GO TOB	1.600%	6/4/2026	11,900	11,900
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB	1.630%	6/4/2026	3,210	3,210
[1,2]	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue TOB	2.870%	6/1/2026	2,135	2,135
[1]	San Diego Unified School District GO TOB	1.580%	6/4/2026	675	675
[1]	San Francisco Bay Area Rapid Transit District GO TOB	2.550%	6/1/2026	2,530	2,530
[1]	San Francisco Bay Area Rapid Transit District GO TOB	1.600%	6/4/2026	1,875	1,875
[1]	San Francisco Bay Area Rapid Transit District GO TOB	1.600%	6/4/2026	15,505	15,505
[1,2,3]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB	1.640%	6/4/2026	25,050	25,050
[1,2,3]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB	1.640%	6/4/2026	15,000	15,000
[1,2]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB	1.670%	6/4/2026	6,790	6,790
[1,2]	San Francisco CA City & County Multifamily Local or Guaranteed Housing Revenue TOB	1.670%	6/4/2026	14,232	14,232
[1]	San Francisco CA Public Utilities Commission Water Revenue TOB	1.570%	6/4/2026	4,675	4,675
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	4,215	4,215
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	3,700	3,700
[1,2]	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue TOB	1.820%	6/4/2026	1,140	1,140
[1]	San Francisco City & County Public Utilities Commission Sewer Revenue TOB	1.570%	6/4/2026	5,890	5,890
[1]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB	1.580%	6/4/2026	2,135	2,135
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	3,750	3,750
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	22,000	22,000
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	12,600	12,600
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	41,495	41,495
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	11,600	11,600
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	6/1/2026	5,000	5,000
[1,2]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	1.570%	6/4/2026	2,665	2,665
[1,2]	San Francisco Unified School District GO TOB	1.620%	6/4/2026	7,000	7,000
[1,2]	San Jose CA Multifamily Housing Revenue TOB	1.690%	6/4/2026	17,426	17,426
[1]	San Luis Coastal Unified School District GO TOB	2.550%	6/1/2026	4,000	4,000
[1,3]	San Mateo Union High School District GO TOB	2.550%	6/1/2026	10,907	10,907
[1]	University of California Regents College & University Revenue TOB	2.500%	6/1/2026	2,000	2,000
[1]	Ventura Unified School District GO TOB	2.500%	6/1/2026	800	800
[1]	Ventura Unified School District GO TOB	1.570%	6/4/2026	885	885
[1,2]	Washington Township Health Care District GO TOB	1.600%	6/4/2026	1,745	1,745
2

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wells Fargo Stage Trust TOB	1.470%	6/2/2026	35,000	35,000
Total Tender Option Bond (Cost $1,185,817)					1,185,817
Variable Rate Demand Note (51.8%)
[2]	Abag Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	3,945	3,945
[2]	Abag Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.350%	6/4/2026	81,150	81,150
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	5,230	5,230
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.800%	6/4/2026	10,400	10,400
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.950%	6/4/2026	44,400	44,400
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.000%	6/4/2026	5,400	5,400
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.000%	6/4/2026	25,000	25,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.050%	6/4/2026	33,850	33,850
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.050%	6/4/2026	25,000	25,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.180%	6/4/2026	10,750	10,750
[2]	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	1.400%	6/3/2026	50,000	50,000
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	1.670%	6/4/2026	45,000	45,000
	California Educational Facilities Authority College & University Revenue VRDO	0.800%	6/4/2026	43,835	43,835
	California Educational Facilities Authority College & University Revenue VRDO	0.880%	6/4/2026	40,000	40,000
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/1/2026	30,000	30,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.020%	6/3/2026	50,000	50,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.020%	6/3/2026	60,600	60,600
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.100%	6/3/2026	56,175	56,175
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	1.190%	6/3/2026	58,275	58,275
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	1.570%	6/4/2026	3,665	3,665
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Sharp Healthcare Project) VRDO	1.200%	6/3/2026	29,600	29,600
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	6/1/2026	300	300
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	6/1/2026	21,415	21,415
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	6/3/2026	30,010	30,010
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	1.100%	6/3/2026	47,525	47,525
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	16,285	16,285
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	10,930	10,930
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	2,300	2,300
[2]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	1.020%	6/4/2026	15,695	15,695
[2]	Elsinore Valley Municipal Water District Financing Authority Water Revenue VRDO	0.800%	6/4/2026	61,100	61,100
[2]	Irvine CA Special Assessment Revenue VRDO	2.250%	6/1/2026	19,691	19,691
[2]	Irvine CA Special Assessment Revenue VRDO	2.250%	6/1/2026	9,101	9,101
[2]	Irvine CA Special Assessment Revenue VRDO	2.250%	6/1/2026	11,276	11,276
[2]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.800%	6/4/2026	35,000	35,000
[2]	Irvine Ranch Water District Water Revenue VRDO	0.800%	6/4/2026	8,200	8,200
[2]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	1.250%	6/4/2026	28,700	28,700
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.600%	6/4/2026	43,600	43,600
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.670%	6/4/2026	2,000	2,000
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	1.640%	6/4/2026	9,500	9,500
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	1.640%	6/4/2026	19,100	19,100
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	1.660%	6/4/2026	79,100	79,100
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	4,900	4,900
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	2,600	2,600
[2]	Rancho Water District Community Facilities District No. 89-5 Special Tax Revenue VRDO	1.000%	6/3/2026	3,740	3,740
	Sacramento County Housing Authority Local or Guaranteed Housing Revenue VRDO	1.350%	6/4/2026	1,970	1,970
[2]	Sacramento Municipal Utility District Electric Power & Light Revenue VRDO	1.050%	6/4/2026	75,000	75,000
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	9,060	9,060
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	16,200	16,200
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	825	825
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	4,215	4,215
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	4,620	4,620
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	5,400	5,400
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	2,045	2,045
[2]	San Diego County CA COP VRDO	0.800%	6/4/2026	4,200	4,200
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.150%	6/3/2026	48,540	48,540
[2]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue (Mercy Terrace Project) VRDO	1.120%	6/4/2026	7,110	7,110
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Project) VRDO	0.900%	6/4/2026	1,600	1,600
[2]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.800%	6/4/2026	3,400	3,400
[2]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.800%	6/4/2026	20,000	20,000
[2]	Santa Rosa CA Local or Guaranteed Housing Revenue VRDO	1.100%	6/4/2026	1,340	1,340
	Southern California Metropolitan Water District Water Revenue VRDO	1.000%	6/4/2026	89,440	89,440
	Southern California Metropolitan Water District Water Revenue VRDO	1.050%	6/4/2026	67,500	67,500
[2]	Southern California Public Power Authority Electric Power & Light Revenue VRDO	1.750%	6/1/2026	41,640	41,640
3

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) VRDO	1.180%	6/4/2026	9,800	9,800
	University of California College & University Revenue VRDO	2.300%	6/1/2026	41,265	41,265
	University of California College & University Revenue VRDO	2.300%	6/1/2026	1,605	1,605
	University of California College & University Revenue VRDO	2.400%	6/1/2026	2,400	2,400
	University of California College & University Revenue VRDO	1.220%	6/4/2026	106,980	106,980
	University of California College & University Revenue VRDO	1.220%	6/4/2026	69,100	69,100
	University of California College & University Revenue VRDO	1.250%	6/4/2026	60,590	60,590
	University of California College & University Revenue VRDO	1.310%	6/4/2026	60,740	60,740
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/1/2026	17,110	17,110
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	6/1/2026	40,245	40,245
	Vacaville CA Local or Guaranteed Housing Revenue VRDO	1.120%	6/4/2026	9,200	9,200
[2]	Western Municipal Water District Facilities Authority Water Revenue VRDO	1.250%	6/4/2026	26,960	26,960
Total Variable Rate Demand Note (Cost $2,044,443)					2,044,443
Other Municipal Security (4.0%)
	California GO	5.000%	8/1/2026	11,625	11,673
	California Housing Finance Agency Local or Guaranteed Housing Revenue (5035 Coliseum Street Project) PUT	2.950%	10/1/2026	8,000	8,000
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	3.500%	11/2/2026	20,000	20,000
	California School Cash Reserve Program Authority Miscellaneous Revenue	5.000%	6/30/2026	18,750	18,781
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2027	2,975	3,023
	Long Beach Unified School District GO	5.000%	8/1/2026	2,000	2,007
	Los Angeles CA Community College District GO	5.000%	8/1/2026	1,755	1,762
	Los Angeles CA Community College District GO	5.000%	8/1/2026	2,535	2,545
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/30/2026	6,855	6,866
	Los Angeles CA Miscellaneous Revenue TRAN	5.000%	6/25/2026	40,265	40,333
	Riverside County CA General Fund Revenue TRAN	5.000%	6/30/2026	445	446
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2026	2,500	2,521
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	33,140	33,225
	Santa Clara County CA GO	5.000%	8/1/2026	5,350	5,371
Total Other Municipal Security (Cost $156,553)					156,553
Non-Financial Company Commercial Paper (13.7%)
	California CP	2.300%	6/3/2026	5,000	5,000
	California CP	2.400%	7/7/2026	16,000	16,000
	California CP	2.370%	7/15/2026	20,000	20,000
	California CP	2.400%	7/23/2026	10,000	10,000
	California CP	2.400%	8/17/2026	5,000	5,000
	California Department of Water Resources CP	2.450%	7/8/2026	8,815	8,815
	California Department of Water Resources CP	2.430%	7/20/2026	10,000	10,000
	California State University CP	2.450%	7/7/2026	20,650	20,650
	California Statewide Communities Development Authority CP	2.330%	6/2/2026	8,050	8,050
	California Statewide Communities Development Authority CP	2.620%	6/2/2026	15,700	15,700
	California Statewide Communities Development Authority CP	2.300%	6/3/2026	5,350	5,350
	California Statewide Communities Development Authority CP	2.350%	7/7/2026	3,625	3,625
	California Statewide Communities Development Authority CP	2.350%	7/8/2026	6,995	6,995
	California Statewide Communities Development Authority CP	2.350%	7/9/2026	18,000	18,000
	California Statewide Communities Development Authority CP	2.350%	8/4/2026	36,250	36,250
	California Statewide Communities Development Authority CP	2.350%	8/5/2026	13,790	13,790
	California Statewide Communities Development Authority CP	2.480%	10/8/2026	17,000	17,000
	California Statewide Communities Development Authority CP	2.480%	10/8/2026	17,000	17,000
	Los Angeles County Capital Asset Leasing Corp. CP	2.430%	7/8/2026	9,400	9,400
	Los Angeles Department of Airports CP	2.410%	8/3/2026	35,700	35,700
	Los Angeles Municipal Improvement Corp. CP	2.300%	6/2/2026	3,000	3,000
	Municipal Improvement Corp. of Los Angeles CP	2.430%	7/8/2026	13,300	13,300
	Municipal Improvement Corp. of Los Angeles CP	2.450%	7/9/2026	6,500	6,500
	Sacramento Municipal Utility District CP	2.430%	8/4/2026	15,000	15,000
	San Diego County Water Authority CP	2.320%	6/9/2026	20,000	20,000
	San Diego Public Facilities Financing Authority Water Revenue CP	2.430%	6/30/2026	8,390	8,390
	San Francisco City & County Public Utilities Commission Wastewater Revenue CP	2.450%	6/4/2026	4,000	4,000
	University of California CP	2.450%	6/2/2026	15,235	15,235
	University of California CP	2.330%	6/3/2026	10,000	10,000
	University of California CP	2.350%	6/3/2026	10,000	10,000
	University of California CP	2.350%	6/4/2026	12,525	12,525
	University of California CP	2.400%	6/8/2026	3,060	3,060
	University of California CP	2.350%	6/10/2026	15,000	15,000
	University of California CP	2.460%	6/11/2026	15,000	15,000
	University of California CP	2.430%	6/12/2026	15,000	15,000
	University of California CP	2.500%	6/15/2026	24,000	24,000
4

California Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California CP	2.500%	6/16/2026	15,000	15,000
University of California CP	2.550%	6/17/2026	13,900	13,900
University of California CP	2.350%	6/18/2026	12,000	12,000
University of California CP	2.350%	7/21/2026	5,000	5,000
University of California CP	2.400%	8/5/2026	23,000	23,000
Total Non-Financial Company Commercial Paper (Cost $541,235)				541,235
Total Investments (99.6%) (Cost $3,928,048)				3,928,048
Other Assets and Liabilities—Net (0.4%)				14,540
Net Assets (100%)				3,942,588
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $1,359,117, representing 34.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
5

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,928,048)	3,928,048
Investment in Vanguard	87
Cash	14,036
Receivables for Investment Securities Sold	884
Receivables for Accrued Income	13,250
Receivables for Capital Shares Issued	12,648
Other Assets	1,001
Total Assets	3,969,954
Liabilities
Payables for Investment Securities Purchased	16,203
Payables for Capital Shares Redeemed	9,836
Payables for Distributions	1,118
Payables to Vanguard	209
Total Liabilities	27,366
Net Assets	3,942,588
At May 31, 2026, net assets consisted of:

Paid-in Capital	3,942,417
Total Distributable Earnings (Loss)	171
Net Assets	3,942,588

Net Assets
Applicable to 3,941,419,413 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,942,588
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

California Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	38,862
Total Income	38,862
Expenses
The Vanguard Group—Note C
Investment Advisory Services	334
Management and Administrative	1,755
Marketing and Distribution	162
Custodian Fees	6
Shareholders’ Reports	19
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	2,281
Expenses Paid Indirectly	(6)
Net Expenses	2,275
Net Investment Income	36,587
Realized Net Gain (Loss) on Investment Securities Sold	22
Net Increase (Decrease) in Net Assets Resulting from Operations	36,609

See accompanying Notes, which are an integral part of the Financial Statements.
7

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,587	79,320
Realized Net Gain (Loss)	22	37
Net Increase (Decrease) in Net Assets Resulting from Operations	36,609	79,357
Distributions
Total Distributions	(36,611)	(79,686)
Capital Share Transactions (at $1.00 per share)
Issued	1,287,191	2,114,365
Issued in Lieu of Cash Distributions	30,002	65,156
Redeemed	(1,153,963)	(2,109,338)
Net Increase (Decrease) from Capital Share Transactions	163,230	70,183
Total Increase (Decrease)	163,228	69,854
Net Assets
Beginning of Period	3,779,360	3,709,506
End of Period	3,942,588	3,779,360

See accompanying Notes, which are an integral part of the Financial Statements.
8

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0096	.0215	.0283	.0250	.0073	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	—	.0001	(.0002)	—
Total from Investment Operations	.0096	.0216	.0283	.0251	.0071	.0001
Distributions
Dividends from Net Investment Income	(.0096)	(.0216)	(.0283)	(.0251)	(.0071)	(.0001)
Distributions from Realized Capital Gains	—	—	(.0000)[2]	(.0000)[2]	(.0000)[2]	—
Total Distributions	(.0096)	(.0216)	(.0283)	(.0251)	(.0071)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.97%	2.18%	2.86%	2.54%	0.72%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,943	$3,779	$3,710	$3,569	$4,180	$3,893
Ratio of Total Expenses to Average Net Assets[4]	0.12%[5]	0.13%[5]	0.16%[5]	0.16%[5]	0.14%[5]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.93%	2.15%	2.83%	2.50%	0.73%	0.01%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the six months ended May 31, 2026, and the years ended November 30, 2025, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.13%, 0.16%, 0.16%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $87,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
10

California Municipal Money Market Fund
At May 31, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,928,048
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
G.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $37,401,000 and sales were $94,675,000, resulting in net realized gain (loss) of $0.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q622 072026
11

Financial Statements
For the six-months ended May 31, 2026
Vanguard California Intermediate-Term Tax-Exempt Fund

Contents
Financial Statements	1

California Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
California (97.8%)
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2026	185	185
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2028	320	321
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2029	270	270
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	315	316
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2031	260	260
[1,2]	ABC Unified School District GO	0.000%	8/1/2034	4,600	3,512
	ABC Unified School District GO	3.000%	8/1/2040	3,610	3,212
	Acalanes Union High School District GO	6.350%	8/1/2039	15,000	16,491
	Acalanes Union High School District GO	6.550%	8/1/2039	13,115	14,497
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	750	753
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	1,000	1,003
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,680	1,686
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,640	1,645
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	3,000	3,010
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,000	1,089
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,325	1,293
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	19,135	19,241
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	16,335	11,719
[4]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	2,750	2,753
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	20,580	20,687
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	3,660	3,683
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	265	252
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	13,845	13,914
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,330	1,338
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	5,110	5,134
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	1,250	1,257
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2033	1,000	1,160
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2034	1,000	1,170
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2035	1,000	1,179
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2036	370	304
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2037	4,425	3,545
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2037	1,000	1,176
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2038	6,550	5,126
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2038	1,000	1,169
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2039	6,890	5,266
	Alameda County CA Unified School District GO	4.000%	8/1/2029	350	355
	Alameda County CA Unified School District GO	4.000%	8/1/2030	520	528
	Alameda County CA Unified School District GO	4.000%	8/1/2031	480	487
	Alameda County CA Unified School District GO	4.000%	8/1/2032	710	719
	Alameda County CA Unified School District GO	4.000%	8/1/2033	500	506
[4]	Alameda County CA Unified School District GO	0.000%	8/1/2034	5,000	3,824
[4]	Alameda County CA Unified School District GO	0.000%	8/1/2035	10,000	7,327
	Alameda County CA Unified School District GO	3.000%	8/1/2038	1,000	930
	Alameda County CA Unified School District GO	3.000%	8/1/2042	385	326
	Alameda County CA Unified School District GO	5.000%	8/1/2042	5,000	5,091
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	1,965	2,023
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	2,940	3,023
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	1,210	1,245
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,060	2,119
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	1,800	1,849
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	2,030	2,086
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	5,205	5,683
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2031	5,250	5,392
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2034	3,500	3,528
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2034	1,220	1,405

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	1,465	1,698
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2036	4,295	4,319
	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,135	1,159
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,335	1,556
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	3,465	3,480
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	1,565	1,602
	Alameda County Oakland Unified School District GO	5.000%	8/1/2038	125	127
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	13,250	11,823
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2040	4,280	4,290
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2040	3,145	3,573
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2041	4,645	4,635
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2041	7,585	8,566
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2042	11,125	12,467
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2043	5,750	6,399
[4]	Alameda County Oakland Unified School District GO	5.250%	8/1/2043	5,305	5,839
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2044	5,660	6,244
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2045	5,970	6,520
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2046	4,335	4,686
[4]	Alhambra Unified School District GO	0.000%	8/1/2033	1,000	798
[4]	Alhambra Unified School District GO	0.000%	8/1/2036	2,500	1,775
[4]	Alhambra Unified School District GO	0.000%	8/1/2037	11,000	7,395
[4]	Alhambra Unified School District GO	0.000%	8/1/2042	1,000	526
[4,5]	Alum Rock Union Elementary School District GO	5.000%	8/1/2039	360	412
[4,5]	Alum Rock Union Elementary School District GO	5.000%	8/1/2040	325	371
[4,5]	Alum Rock Union Elementary School District GO	5.000%	8/1/2041	250	284
	Alum Rock Union Elementary School District GO	4.000%	8/1/2042	1,000	1,011
[4,5]	Alum Rock Union Elementary School District GO	5.000%	8/1/2042	600	676
[4,5]	Alum Rock Union Elementary School District GO	5.000%	8/1/2043	650	728
[4,5]	Alum Rock Union Elementary School District GO	5.000%	8/1/2044	780	865
[4,5]	Alum Rock Union Elementary School District GO	5.000%	8/1/2045	1,420	1,559
[4]	Alvord Unified School District GO	5.000%	8/1/2028	1,375	1,452
[4]	Alvord Unified School District GO	5.000%	8/1/2030	1,950	2,054
[4]	Alvord Unified School District GO	5.000%	8/1/2031	1,750	1,840
[4]	Alvord Unified School District GO	5.000%	8/1/2032	1,405	1,475
[4]	Alvord Unified School District GO	0.000%	8/1/2043	3,595	1,791
[4]	Amador Water Agency COP	5.000%	12/1/2030	3,575	3,904
[4]	Amador Water Agency Water Revenue	5.000%	12/1/2030	1,860	2,031
[2]	Anaheim CA City School District GO	0.000%	8/1/2026	8,940	8,898
[2]	Anaheim CA City School District GO	0.000%	8/1/2027	11,075	10,718
[2,4]	Anaheim CA City School District GO	0.000%	8/1/2029	4,190	3,822
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	1,305	1,344
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	2,000	2,059
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,100	1,208
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,750	1,800
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	505	553
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	250	274
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	425	464
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	500	546
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	375	408
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	525	568
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	900	971
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,300	1,396
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	500	535
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,525	1,628
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	2,028
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	1,550	1,647
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,125
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,700	1,799
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,201
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2027	1,000	1,029
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2028	1,820	1,914
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2029	1,320	1,416
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	6,070	5,384
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2032	2,070	2,213
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2034	5,500	4,229
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2034	2,000	2,050
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	6,500	6,656
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	15,500	15,855
[3]	Anaheim Union High School District GO	3.000%	8/1/2040	2,585	2,353
[5]	Antelope Valley Community College District GO	5.000%	8/1/2027	465	471

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Antelope Valley Community College District GO	5.000%	8/1/2028	865	900
[5]	Antelope Valley Community College District GO	5.000%	8/1/2029	910	967
	Antelope Valley Community College District GO	0.000%	8/1/2030	1,000	881
[5]	Antelope Valley Community College District GO	5.000%	8/1/2030	955	1,034
	Antelope Valley Community College District GO	0.000%	8/1/2032	2,345	1,924
[5]	Antelope Valley Community College District GO	5.000%	8/1/2032	1,065	1,186
[5]	Antelope Valley Community College District GO	5.000%	8/1/2035	1,235	1,416
[5]	Antelope Valley Community College District GO	5.000%	8/1/2038	1,430	1,627
[5]	Antelope Valley Community College District GO	5.000%	8/1/2041	1,655	1,840
[5]	Antelope Valley Community College District GO	5.000%	8/1/2042	735	811
[5]	Antelope Valley Community College District GO	5.000%	8/1/2043	895	981
[5]	Antelope Valley Community College District GO	5.000%	8/1/2044	750	815
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	1,870	1,870
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	575	564
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2046	6,415	6,014
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2038	2,120	2,448
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2039	1,855	2,126
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2040	1,325	1,511
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2041	2,215	2,509
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2042	1,365	1,534
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2043	1,900	2,119
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2044	1,910	2,107
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2045	1,925	2,107
	Arcadia CA Unified School District GO	4.000%	8/1/2046	2,210	2,190
[4]	Azusa Unified School District GO	0.000%	7/1/2027	250	243
[6]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/2033	0.000%	5/1/2042	6,925	5,720
	Baldwin Park Unified School District GO	4.000%	8/1/2028	85	88
	Baldwin Park Unified School District GO	4.000%	8/1/2029	100	103
	Baldwin Park Unified School District GO	4.000%	8/1/2030	100	103
	Baldwin Park Unified School District GO	4.000%	8/1/2031	150	154
	Baldwin Park Unified School District GO	4.000%	8/1/2033	100	102
	Baldwin Park Unified School District GO	3.000%	8/1/2035	200	193
	Baldwin Park Unified School District GO	3.000%	8/1/2036	200	190
	Baldwin Park Unified School District GO	3.000%	8/1/2037	320	300
	Baldwin Park Unified School District GO	3.000%	8/1/2038	335	312
	Baldwin Park Unified School District GO	3.000%	8/1/2039	450	412
	Baldwin Park Unified School District GO	3.000%	8/1/2040	450	400
[4]	Bass Lake Joint Elementary District GO	0.000%	8/1/2039	1,000	609
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	3,000	3,149
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	2,330	2,355
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	3,500	3,900
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	895	903
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	15,000	15,069
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2035	6,470	7,476
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	3,885	3,694
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	6,250	7,170
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	4,465	5,335
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	6,340	7,581
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,440	3,751
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,995	4,763
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,705	4,019
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	4,805	5,705
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,175	3,427
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,870	4,585
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,250	2,414
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	3,200	3,761
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	2,000	2,133
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	60,160	59,025
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	23,575	26,722
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	45,580	45,580
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	72,500	72,500
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	8,000	8,000
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	29,045	29,045

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.800%	6/4/2026	4,600	4,600
[7]	Bay Area Toll Authority Highway Revenue VRDO	1.000%	6/4/2026	16,400	16,400
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.870%	4/1/2056	12,500	12,458
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	1.980%	4/1/2056	13,000	12,913
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	2.820%	4/1/2036	2,000	2,005
	Beaumont CA Special Tax Revenue	5.000%	9/1/2039	400	422
	Beaumont CA Special Tax Revenue	5.000%	9/1/2044	650	674
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,275	2,574
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,385	1,553
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,750	3,061
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2044	2,000	2,205
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2045	3,910	4,274
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2046	4,320	4,662
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/2042	1,825	993
	Benicia Unified School District GO	3.000%	8/1/2036	2,075	1,976
	Benicia Unified School District GO	4.000%	8/1/2042	1,370	1,387
	Benicia Unified School District GO	4.000%	8/1/2043	1,950	1,966
	Benicia Unified School District GO	4.000%	8/1/2044	1,635	1,643
	Berkeley CA GO	3.000%	9/1/2036	610	588
	Beverly Hills CA Unified School District GO	3.250%	8/1/2042	2,000	1,897
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	2,200	1,852
[2]	Bonsall Unified School District GO	0.000%	8/1/2029	1,085	991
[2]	Bonsall Unified School District GO	0.000%	2/1/2031	575	500
[4]	Bonsall Unified School District GO	0.000%	8/1/2038	1,505	959
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2029	5,365	4,897
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2030	6,710	5,929
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2026	2,000	2,002
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2027	2,365	2,368
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2029	1,240	1,241
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2030	745	746
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/2041	1,290	1,356
	Burlingame School District GO	0.000%	8/1/2028	250	236
	Burlingame School District GO	0.000%	8/1/2029	500	459
	Burlingame School District GO	0.000%	8/1/2030	755	672
	Burlingame School District GO	3.000%	8/1/2036	175	169
	Burlingame School District GO	3.000%	8/1/2037	255	243
	Burlingame School District GO	3.000%	8/1/2038	175	164
	Burlingame School District GO	3.000%	8/1/2039	175	162
	Burlingame School District GO	3.000%	8/1/2040	235	211
	Burlingame School District GO	3.000%	8/1/2041	350	310
	Cabrillo Unified School District GO	5.000%	8/1/2043	1,345	1,511
	California (Veterans Bond Program) GO	4.550%	12/1/2037	1,000	1,069
	California (Veterans Bond Program) GO	4.750%	12/1/2042	2,250	2,384
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	895	924
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2030	3,760	3,985
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	2,045	2,110
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	83,510	88,628
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	2,045	2,109
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,090	4,211
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,270	4,387
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,355	4,463
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	3,035	3,101
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	30,000	32,425
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	83,425	91,449
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	100,000	109,026
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	106,025	111,395
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	3,000	3,070
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,000	3,116
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,500	1,555
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,415	2,517
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,670	1,749
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	3,000	3,156
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2029	1,265	1,297
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,985	2,088
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	4,015	4,237
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,795	1,894
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	3,000	3,191
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2030	1,200	1,231
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,675	1,773
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2031	1,350	1,383

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,800	1,904
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2032	2,250	2,306
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	120,650	122,005
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	68,870	71,903
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	121,050	126,462
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	116,785	123,393
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	75,490	82,069
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	88,555	93,477
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	91,450	96,976
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	65,740	69,847
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	99,270	107,469
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	119,165	124,186
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	150,195	154,527
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	124,315	134,662
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	86,645	90,456
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	110,250	111,558
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	126,020	131,614
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	106,870	108,425
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	95,655	98,337
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	91,235	97,107
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	119,610	121,806
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	67,660	69,679
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	81,945	88,561
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	87,860	94,427
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	50,005	53,985
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.650%	6/1/2026	4,335	4,335
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.650%	6/1/2026	11,200	11,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2028	1,635	1,693
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2030	1,075	1,111
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2032	875	901
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2033	960	987
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2034	800	821
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2036	1,600	1,637
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2038	1,500	1,530
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	5,540	5,216
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	981	19
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,440	1,440
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	505	505
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	225	225
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,400	1,430
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	445	455
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,080	1,104
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	275	281
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	915	953
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	480	501
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	435	454
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	200	209
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,377
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	600	637
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,120	1,194
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,080	1,164
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	860	927
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	615	663
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,040	1,104
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	450	487
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	225	244
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,165	1,229
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	300	324
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	450	486
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,075	1,161
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	245	264
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	600	645
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	900	958

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,895	2,907
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,190	1,205
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	910	921
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	420	425
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,270	1,271
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	560	564
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	500	504
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,850	1,842
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,090	1,093
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,910	3,864
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	640	637
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,000	995
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,095	1,090
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,130	2,085
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	700	696
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	800	795
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,650	3,534
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	800	782
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,000	978
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,110	1,085
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,955	3,779
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	825	799
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2041	585	566
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2042	285	275
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2049	270	270
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2044	1,900	2,120
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	1,000	1,106
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2046	2,450	2,685
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	595	595
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	1,960	1,976
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	970	970
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	200	200
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2027	2,050	2,100
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	300	317
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	1,175	1,176
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	2,090	2,177
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/2029	115	112
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2029	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2029	1,945	2,024
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2030	435	475
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	2,105	2,187
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	260	278
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2031	475	528
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	850	891
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2031	2,280	2,364
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	445	466
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2032	3,170	3,277
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	575	581
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	775	789
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2033	1,220	960
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	625	631
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	905	921
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2034	1,725	1,834
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	1,210	1,246
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	100	100
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,015	1,072
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	1,335	1,371
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	1,120	1,138
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2036	4,585	3,164
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2036	1,460	1,510
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	530	538
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,977
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	885	918
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	500	500
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	1,900	1,952
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2037	1,765	1,806
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	620	642
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	1,225	1,254
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	2,955	3,531

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	1,130	1,146
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/2040	18,725	23,012
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/2040	1,000	599
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	16,000	19,100
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	500	515
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,040	1,126
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	10,290	10,390
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,250	1,464
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	18,000	21,222
[10]	California Educational Facilities Authority Revenue TOB VRDO	2.700%	6/1/2026	409	409
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2031	1,250	1,238
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	4,000	3,623
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2034	500	522
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2044	750	757
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2041	6,710	7,513
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2043	1,550	1,713
[10]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	1.600%	6/4/2026	7,035	7,035
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2027	730	743
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2029	625	653
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2030	290	306
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2035	585	609
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2040	1,495	1,540
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2027	1,025	1,036
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2028	1,160	1,193
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2029	1,310	1,367
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2030	1,465	1,549
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2032	1,615	1,738
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2034	1,780	1,931
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2033	3,135	3,489
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2036	590	664
	California GO	3.500%	8/1/2027	16,345	16,531
	California GO	5.000%	8/1/2027	6,540	6,736
	California GO	4.000%	9/1/2027	5,745	5,859
	California GO	5.000%	9/1/2027	3,000	3,096
	California GO	5.000%	10/1/2027	8,095	8,372
	California GO	5.000%	10/1/2027	1,000	1,034
	California GO	5.000%	10/1/2027	19,805	20,482
	California GO	5.000%	11/1/2027	5,175	5,363
	California GO	5.000%	11/1/2027	25,135	26,049
	California GO	5.000%	12/1/2027	12,240	12,711
	California GO	5.000%	4/1/2028	7,965	8,340
	California GO	5.000%	8/1/2028	15,355	15,817
	California GO	5.000%	8/1/2028	5,000	5,272
	California GO	5.000%	8/1/2028	10,790	11,377
	California GO	4.000%	9/1/2028	7,000	7,019
	California GO	4.000%	9/1/2028	5,805	5,994
	California GO	5.000%	9/1/2028	4,000	4,226
	California GO	5.000%	9/1/2028	15,000	15,846
	California GO	5.000%	10/1/2028	1,010	1,069
	California GO	5.000%	10/1/2028	15,000	15,876
	California GO	5.000%	10/1/2028	6,000	6,350
	California GO	5.000%	11/1/2028	20,000	21,208
	California GO	5.000%	3/1/2029	13,525	14,429
	California GO	5.000%	4/1/2029	5,125	5,477
	California GO	5.000%	4/1/2029	8,000	8,550
	California GO	5.000%	8/1/2029	12,200	13,129
	California GO	5.000%	9/1/2029	4,500	4,851
	California GO	5.000%	9/1/2029	15,000	16,170
	California GO	5.000%	10/1/2029	7,855	8,308
	California GO	5.000%	10/1/2029	5,000	5,399
	California GO	5.000%	10/1/2029	17,710	19,124
	California GO	5.000%	12/1/2029	3,500	3,792
	California GO	5.000%	3/1/2030	1,730	1,884

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/2030	2,240	2,444
	California GO	5.000%	4/1/2030	4,285	4,675
	California GO	5.000%	8/1/2030	9,420	9,682
	California GO	5.000%	8/1/2030	20,000	21,956
	California GO	5.000%	9/1/2030	5,000	5,497
	California GO	4.000%	11/1/2030	14,470	14,727
	California GO	5.000%	11/1/2030	11,835	12,230
	California GO	5.000%	4/1/2031	8,410	9,337
	California GO	5.000%	8/1/2031	4,000	4,464
	California GO	5.000%	8/1/2031	10,000	11,161
	California GO	5.000%	8/1/2031	1,790	1,998
	California GO	5.000%	8/1/2031	15,175	16,937
	California GO	5.000%	9/1/2031	6,015	6,722
	California GO	5.000%	9/1/2031	9,450	10,561
	California GO	5.000%	9/1/2031	3,250	3,632
	California GO	4.000%	11/1/2031	15,000	15,241
	California GO	5.000%	11/1/2031	1,705	1,760
	California GO	5.000%	11/1/2031	4,000	4,482
	California GO	5.000%	3/1/2032	1,895	2,134
	California GO	5.000%	4/1/2032	1,980	2,232
	California GO	5.000%	4/1/2032	765	862
	California GO	5.000%	8/1/2032	16,565	18,761
	California GO	5.000%	8/1/2032	13,840	15,675
[4]	California GO	5.250%	8/1/2032	11,200	12,613
	California GO	5.000%	9/1/2032	6,000	6,683
	California GO	5.000%	9/1/2032	2,750	3,118
	California GO	5.000%	9/1/2032	30,680	34,787
	California GO	5.000%	10/1/2032	5,380	6,107
	California GO	4.000%	11/1/2032	12,175	12,359
	California GO	5.000%	3/1/2033	7,340	7,941
	California GO	5.000%	3/1/2033	1,100	1,256
	California GO	5.000%	4/1/2033	2,615	2,781
	California GO	5.000%	4/1/2033	2,405	2,702
	California GO	5.000%	4/1/2033	1,005	1,069
	California GO	5.000%	8/1/2033	5,000	5,126
	California GO	5.000%	8/1/2033	8,790	10,088
	California GO	5.000%	8/1/2033	13,000	14,919
	California GO	5.000%	8/1/2033	3,925	4,505
	California GO	5.000%	8/1/2033	10,000	11,477
	California GO	5.000%	9/1/2033	7,040	7,954
	California GO	3.000%	10/1/2033	2,150	2,140
	California GO	4.000%	10/1/2033	1,500	1,575
	California GO	3.000%	11/1/2033	5,000	5,004
	California GO	4.000%	11/1/2033	12,500	12,667
	California GO	5.000%	3/1/2034	2,135	2,304
	California GO	5.000%	3/1/2034	1,270	1,371
	California GO	5.000%	8/1/2034	5,160	5,286
	California GO	5.000%	8/1/2034	7,360	8,530
	California GO	5.000%	8/1/2034	11,840	13,722
	California GO	5.000%	9/1/2034	5,700	6,408
	California GO	3.000%	10/1/2034	1,150	1,137
	California GO	4.000%	10/1/2034	1,400	1,465
	California GO	5.000%	10/1/2034	5,000	5,672
	California GO	4.000%	11/1/2034	10,895	11,021
	California GO	5.000%	11/1/2034	8,070	8,799
	California GO	5.000%	12/1/2034	5,000	5,458
	California GO	5.000%	3/1/2035	23,600	25,430
	California GO	5.000%	3/1/2035	3,030	3,538
	California GO	5.000%	4/1/2035	7,865	8,775
	California GO	5.000%	4/1/2035	19,660	20,674
	California GO	5.000%	8/1/2035	10,000	11,547
	California GO	5.000%	8/1/2035	4,220	4,944
	California GO	5.000%	9/1/2035	13,410	15,034
	California GO	3.000%	10/1/2035	3,185	3,125
	California GO	5.000%	10/1/2035	5,250	5,937
	California GO	4.000%	11/1/2035	2,565	2,662
	California GO	5.000%	11/1/2035	1,000	1,028
	California GO	5.000%	11/1/2035	3,810	3,917
	California GO	5.000%	11/1/2035	4,000	4,352
	California GO	5.000%	12/1/2035	7,220	7,864

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	3/1/2036	26,775	27,616
	California GO	4.000%	3/1/2036	1,000	1,068
	California GO	5.000%	3/1/2036	1,750	1,880
	California GO	5.000%	3/1/2036	5,225	6,035
	California GO	5.000%	8/1/2036	7,390	8,446
	California GO	5.000%	8/1/2036	4,415	5,113
	California GO	3.000%	9/1/2036	7,565	7,183
	California GO	5.000%	9/1/2036	4,070	4,526
	California GO	5.000%	9/1/2036	7,655	8,512
	California GO	5.000%	9/1/2036	8,610	9,712
	California GO	5.000%	9/1/2036	15,245	17,316
	California GO	5.000%	9/1/2036	3,120	3,544
	California GO	3.000%	10/1/2036	6,815	6,521
	California GO	4.000%	10/1/2036	5,550	5,670
	California GO	4.000%	10/1/2036	1,435	1,489
	California GO	5.000%	10/1/2036	4,950	5,549
	California GO	5.000%	11/1/2036	4,180	4,293
	California GO	4.000%	3/1/2037	5,500	5,642
	California GO	4.000%	3/1/2037	1,000	1,056
	California GO	5.000%	8/1/2037	20,000	22,772
	California GO	5.000%	8/1/2037	4,000	4,613
	California GO	5.000%	9/1/2037	15,000	16,864
	California GO	3.000%	10/1/2037	8,250	7,741
	California GO	4.000%	10/1/2037	8,655	8,814
	California GO	4.000%	10/1/2037	6,125	6,312
	California GO	4.000%	10/1/2037	5,000	5,153
	California GO	5.000%	10/1/2037	28,520	31,296
	California GO	4.000%	11/1/2037	5,200	5,345
	California GO	5.000%	11/1/2037	7,000	7,341
	California GO	5.000%	11/1/2037	10,050	10,313
	California GO	5.000%	11/1/2037	12,980	14,416
	California GO	4.000%	3/1/2038	15,120	15,441
	California GO	4.000%	3/1/2038	1,000	1,046
	California GO	5.000%	4/1/2038	1,235	1,300
	California GO	5.000%	9/1/2038	9,300	10,409
	California GO	5.000%	10/1/2038	5,000	5,775
	California GO	5.000%	8/1/2039	22,435	25,294
	California GO	5.000%	9/1/2039	7,120	7,832
	California GO	5.000%	9/1/2039	1,035	1,161
	California GO	5.000%	10/1/2039	3,500	3,878
	California GO	5.000%	10/1/2039	22,200	24,253
	California GO	5.000%	10/1/2039	5,000	5,743
	California GO	5.000%	11/1/2039	13,090	13,664
	California GO	4.000%	3/1/2040	10,070	10,233
	California GO	5.000%	10/1/2040	12,000	13,735
	California GO	3.000%	11/1/2040	2,350	2,147
	California GO	5.000%	9/1/2041	1,000	1,085
	California GO	5.000%	9/1/2041	9,000	10,024
	California GO	4.000%	10/1/2041	17,700	17,986
	California GO	4.000%	10/1/2041	11,545	11,893
	California GO	3.000%	11/1/2041	6,375	5,760
	California GO	3.200%	12/1/2041	2,000	1,868
	California GO	4.000%	4/1/2042	15	15
	California GO	5.000%	4/1/2042	4,725	4,821
	California GO	4.000%	9/1/2042	4,610	4,676
	California GO	5.000%	9/1/2042	40,035	43,564
	California GO	4.000%	10/1/2042	5,975	6,068
[11]	California GO	5.000%	10/1/2042	29,800	31,133
	California GO	5.000%	10/1/2042	21,485	23,536
	California GO	5.000%	10/1/2042	9,220	10,427
	California GO	5.000%	3/1/2043	1,845	2,050
	California GO	4.000%	9/1/2043	7,150	7,226
	California GO	5.000%	9/1/2043	20,000	21,891
	California GO	5.000%	9/1/2043	15,485	17,037
	California GO	5.000%	10/1/2043	10,105	11,347
	California GO	5.000%	11/1/2043	7,265	8,047
	California GO	3.000%	12/1/2043	12,890	11,186
	California GO	5.000%	3/1/2044	7,230	7,956
	California GO	4.000%	8/1/2044	10,000	10,049
	California GO	5.000%	8/1/2044	4,500	4,926

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/2044	5,050	5,578
	California GO	5.000%	9/1/2044	15,415	16,810
	California GO	5.000%	10/1/2044	9,490	10,542
	California GO	4.350%	12/1/2044	5,450	5,534
	California GO	4.125%	3/1/2045	3,680	3,710
	California GO	5.000%	3/1/2045	4,505	4,924
	California GO	5.000%	8/1/2045	6,000	6,581
	California GO	5.000%	8/1/2045	6,250	6,855
	California GO	5.000%	10/1/2045	5,315	5,861
	California GO	2.375%	10/1/2046	2,500	1,765
	California GO	5.000%	10/1/2046	2,500	2,733
	California GO	5.000%	10/1/2047	27,675	30,180
[7]	California GO VRDO	1.200%	6/3/2026	11,700	11,700
	California GO, Prere.	5.000%	8/1/2027	610	628
	California GO, Prere.	5.000%	3/1/2030	290	315
	California GO, Prere.	5.000%	3/1/2030	130	141
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	470	470
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,165	3,170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	450	450
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,700	2,704
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	5,210	5,212
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	570	582
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,275	3,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	4,500	4,501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,145	1,187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	1,675	1,676
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	515	535
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,325	3,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,840	1,843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,375	1,383
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	875	907
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	522
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	6,945	7,274
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	540	570
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2029	650	646
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	165	171
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	500	530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,520	1,544
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	575	575
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,900	2,036
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2030	210	208
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,915	3,938
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,015	2,026
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,000	4,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,180	1,193
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	500	537
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2031	2,085	2,085
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	7,990	8,542
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,095	1,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,200	2,211
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	5,000	5,007
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,400	1,447
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	530	576
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	15,000	16,296
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	8,520	9,187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/2032	1,205	1,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	800	907
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	2,805	2,805
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	8,360	8,909
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,020	1,024
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	225	238
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,170	3,271
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	630	691
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	13,210	14,467
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,105	3,151
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	750	863
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	5,055	5,055
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	2,820	2,820
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,730	2,900

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	620	622
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,045	5,051
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,960	3,050
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	405	417
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,580	2,604
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	800	882
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	2,510	2,545
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	850	988
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2034	2,730	2,730
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,870	3,037
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	1,485	1,401
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,890	1,897
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	5,650	5,656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	1,020	1,076
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	905	955
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,210	1,291
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	615	633
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,065	4,101
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,500	4,561
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	850	998
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	4,065	4,055
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	4,700	4,797
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,565	5,572
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,820	16,301
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	8,245	8,249
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	240	245
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	1,500	1,579
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	3,200	3,227
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	7,515	7,717
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	550	563
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	10,785	11,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	750	773
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	12,190	13,580
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	3,000	3,039
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	11,460	11,659
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,160	3,320
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	4,115	4,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	3,585	3,586
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	250	256
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,615	4,650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	5,230	5,360
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,050	1,074
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	6,745	6,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	760	782
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	42,500	46,287
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	12,490	12,622
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	3,110	3,114
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	3,500	3,294
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	4,995	4,700
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	270	275
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	28,320	28,969
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,950	13,247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	13,205	14,314
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	11,800	11,892
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,750	3,480
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,835	3,559
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	4,950	4,903
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	365	371
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	8,060	8,232
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	9,385	9,585
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	3,045	3,278
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,565	5,992
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2039	3,420	2,929
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2039	1,675	1,610
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	530	533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,840	1,836
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	775	788
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	7,375	6,744
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,505	3,756

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	11,890	11,922
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	1,300	1,356
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	10,200	10,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2040	690	690
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	4,190	4,557
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	21,180	22,819
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	6,000	4,415
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	3,000	3,224
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2042	140	124
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,900	8,724
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	13,555	13,132
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,500	2,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,500	8,224
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	2,230	2,369
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2044	2,050	2,289
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2044	1,000	873
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	13,515	12,644
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	11,000	11,967
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,500	1,579
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,134
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,995	1,819
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	3,175	3,018
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,000	1,933
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	5,000	4,579
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	7,150	7,937
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	39,550	40,475
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	21,495	22,139
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	9,300	9,858
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	680	732
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	12,290	13,164
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/2031	8,000	8,771
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	10,325	11,366
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	35,630	39,422
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2034	24,765	28,094
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,025	1,157
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	34,400	39,991
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/1/2026	16,860	16,860
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	6/3/2026	32,800	32,800
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2026	4,180	4,186
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2027	4,305	4,423
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2028	4,405	4,632
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/2029	600	608
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/2029	625	636
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/2030	600	612
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/2031	500	511
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/2031	400	410
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	1,385	1,410
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/2032	250	257
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/2033	200	205
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2033	535	547
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	54,180	55,339
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2033	620	634
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2034	260	265
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2034	800	825
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/2034	385	393
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	8/1/2034	500	516
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	2,625	2,615
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	23,440	24,279
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	2/1/2035	1,000	1,031
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	75,966	76,816
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2035	285	289
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2035	650	671
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	73,332	72,759
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	2,227	1,909
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	2/1/2036	820	848
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2036	1,000	1,035
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	50,654	48,852
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	18,026	18,225
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	2/1/2037	1,000	1,037
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	8/1/2037	1,000	1,036

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	3,875	3,902
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	4,776	4,119
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/2038	800	812
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,132
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,595	9,646
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	11,390	11,451
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,496
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	4,973
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	2/1/2043	17,010	16,924
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	5/1/2043	4,815	4,821
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2044	5,760	5,729
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	8/1/2044	8,300	8,671
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,500	1,500
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	5,000	5,025
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	4,080	4,097
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,893
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,591
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,500
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,003
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.600%	4/1/2030	2,100	2,072
[7,10]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.870%	6/1/2026	3,530	3,529
[7,10]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.870%	6/1/2026	995	995
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2026	560	562
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2027	555	562
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2028	500	510
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2029	600	616
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	3,100	3,285
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2030	500	515
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2030	300	326
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	795	860
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	275	302
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2032	750	808
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	525	564
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	700	782
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2034	350	394
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	1,570	1,672
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	300	335
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2036	850	864
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2036	525	583
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2037	1,720	1,742
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2037	250	276
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2038	1,785	1,804
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2038	300	329
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2040	1,935	1,945
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2040	300	325
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2041	300	323
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2042	300	322
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2043	450	481
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	375	397
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	2,500	2,597
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,245	1,446
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2038	1,445	1,669
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	1,985	2,199
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2044	4,250	4,664
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	3,115	3,383
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2040	4,250	4,546
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2041	3,750	4,000
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2042	2,775	2,937
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	2,720	2,863
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	2,665	2,784
[10]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2046	13,110	13,690
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2027	1,150	1,185
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2034	660	703
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2035	1,000	1,061

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2036	2,500	2,643
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2038	1,260	1,324
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2039	2,710	2,839
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/2026	800	801
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2026	860	865
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/2029	985	986
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2032	2,515	2,528
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/2026	1,510	1,523
[10]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/2044	1,330	1,318
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	17,060	16,979
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2031	7,500	8,282
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	6,425	6,447
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/2033	2,500	2,814
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2036	2,810	2,884
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2037	4,220	4,309
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2038	4,140	4,210
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2041	3,045	3,126
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	49,000	46,650
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	5,000	5,162
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	17,500	17,896
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	645	645
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2038	1,350	1,357
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2041	575	573
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	300	302
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	715	719
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	1,170	1,179
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2027	490	490
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2027	2,565	2,619
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	2,030	2,074
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	1,160	1,186
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2028	860	880
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2028	560	560
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	1,170	1,215
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	780	799
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2028	700	741
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2029	500	513
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	2,160	2,210
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	450	467
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2029	500	540
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2030	785	805
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2030	745	745
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	585	598
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	225	233
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	525	577
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	300	330
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2031	1,020	1,045
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	2,140	2,184
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	825	852
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2031	650	711
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2032	855	875
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2032	120	121
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	1,190	1,213
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2032	725	791
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2033	1,100	1,124
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2033	1,000	1,014
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2033	120	121
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,070	1,089
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,125	1,157
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2033	720	783
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2034	1,160	1,184
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2034	150	150
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	570	580
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,225	1,256
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2034	785	799
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	1,030	1,030
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2035	160	160
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	3,295	3,347
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	225	230
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2035	645	655
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2036	1,960	1,994

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2036	100	101
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2036	175	173
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,845	1,872
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,250	1,278
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,000	1,060
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2036	850	860
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2037	1,645	1,671
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2037	170	167
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	1,275	1,302
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	600	634
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2037	375	378
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2038	1,000	1,096
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,000	1,054
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2038	875	881
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	835	878
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	2,230	2,256
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2039	600	602
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2040	540	540
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	2,970	2,888
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/2041	1,810	1,474
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	4,050	4,075
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2044	1,250	1,295
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2045	7,980	8,492
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,400	1,436
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,835	1,882
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	1,185	1,234
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,475	2,486
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,480	1,487
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	2,800	2,828
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	951
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	665	676
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,820	3,835
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,000	1,016
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,900	1,921
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	775	795
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	250	247
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,615	2,660
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,500	1,507
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	3,500	3,597
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	825	858
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,520	1,544
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	495	503
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	950	968
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2029	1,250	1,257
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	50	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	830	874
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,135	1,153
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	890	904
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,600	1,607
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	105	112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,445	1,538
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,085	1,101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,015
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	1,950	1,960
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	5,115	5,162
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,650	1,767
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	913
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,900	3,933
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,000	2,151
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,150	2,179
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,030	1,044
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	4,250	4,285
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	3,325	3,560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,575	1,595
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,675	4,711
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,010	1,079
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,260	5,323

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,745	1,766
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	1,670	1,683
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	7,520	7,575
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	6/1/2036	1,350	1,304
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,800	1,820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,900	1,921
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	6,000	6,021
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	175	183
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,785	1,798
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	2,700	2,718
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,865	2,894
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	3,145	3,170
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,895	2,910
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,355	3,396
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	4,250	4,268
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2040	2,650	2,417
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	4,920	4,922
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	1,120	1,160
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,860	1,728
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	7,430	6,902
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,035	3,053
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,750	1,826
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	6/1/2045	1,865	1,891
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,500	1,955
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	1,070	1,082
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/2042	995	1,067
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,330
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2026	630	633
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2028	940	967
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2030	1,435	1,473
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2031	1,380	1,414
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2035	1,475	1,507
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2030	500	547
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2031	500	554
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2032	500	560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2033	550	623
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2034	550	627
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2035	875	993
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2036	755	851
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2037	500	562
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2039	550	612
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2040	575	637
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	990
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	650	675
	California Municipal Finance Authority Industrial Revenue VRDO	2.350%	6/1/2026	6,500	6,500
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2026	270	272
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2027	285	292
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2028	200	207
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2029	210	220
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2030	345	365
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2031	175	177
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2032	240	242
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2033	250	251
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2034	265	264
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2035	270	268
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2036	210	207
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2041	1,915	1,760
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,925	1,960
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,019

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	500	510
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	1,385	1,444
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,400	2,502
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	400	417
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,500	1,566
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,000	1,052
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,450	1,526
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	500	531
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	8,000	8,413
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,045	3,175
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	600	647
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,000	3,121
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,820	4,031
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	500	546
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	500	526
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2033	1,345	1,399
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	1,450	1,521
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	1,450	1,502
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,664
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2035	1,450	1,497
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,000	2,063
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,265	2,362
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	5,000	5,172
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,270	1,271
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,530	2,629
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,605	2,689
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	13,316	11,770
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	1,670	1,707
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	2,300	2,358
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	935	967
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	500	507
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	1,440	1,454
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	3,080	3,201
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	3,110	3,153
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	8,475	8,538
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	36,575	36,306
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	11,159	10,560
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	18,606	17,389
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	550	553
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	18,311	18,072
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	8,735	8,620
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	5,195	5,273
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	4,450	4,548
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	4,825	5,178
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,705
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	2,970	3,018
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2026	1,130	1,135
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2028	775	808
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2030	645	694
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	600	612
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	570	624
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2034	500	554
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2036	1,200	1,313
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2038	955	1,038
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2040	525	561
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2044	2,055	1,938
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2030	520	529
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2040	3,035	3,040
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	12,000	12,082
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,000	996
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,125	1,120
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,500	6,502
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	2,285	2,289
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	23,585	24,684
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2028	9,500	9,497
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	4,500	4,503
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2029	1,435	1,436
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	12/1/2044	1,000	1,000

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	10/1/2045	830	830
[10]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.950%	6/1/2026	22,180	22,180
[10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.050%	6/1/2026	33,030	33,030
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/2030	395	404
[10]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/2034	400	414
[10]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/2044	650	664
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/2034	1,025	1,082
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/2039	1,500	1,599
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/2044	1,865	1,991
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,845	1,849
	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/2034	450	452
	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/2034	380	384
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2035	500	506
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2035	635	665
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2035	350	368
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2039	600	618
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	575	601
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	595	624
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	740	774
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,360	1,419
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	600	625
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	550	572
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/2043	1,265	1,337
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2044	900	926
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2045	1,300	1,330
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2045	950	974
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2033	375	394
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/2034	290	296
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2038	2,055	2,162
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/2039	700	718
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2039	275	288
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/2043	3,465	3,661
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2043	625	662
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	625	644
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	1,000	1,045
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	10,000	10,761
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2039	1,670	1,859
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2040	3,550	3,945
	California Municipal Finance Authority Transit Revenue	4.050%	7/20/2041	1,323	1,233
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2041	5,130	5,663
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2042	4,775	5,241
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2043	1,500	1,645
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2044	1,600	1,742
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2045	1,600	1,726
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2046	1,350	1,442
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	4,500	4,565
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,700	1,700
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,245	1,247
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	440	443
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2027	2,360	2,379
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	450	458
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2028	1,450	1,469
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	500	514
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,245	1,316
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	490	508
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,325	1,420
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	520	543
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,900	2,061
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,000	2,192
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,000	2,211
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,875	2,093
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	2,525	2,804
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	1,215	1,364
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	2,500	2,606
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	1,640	1,701
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2037	645	646
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	2,320	2,399
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,660	1,807
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,400	2,469
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2040	2,500	2,557

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2043	12,000	12,102
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	3,045	2,884
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/2031	2,055	2,004
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	6/1/2026	16,200	16,200
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	6/1/2026	7,380	7,380
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	6/1/2026	24,445	24,445
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	625	638
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	4,325	4,337
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	16,665	16,619
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2045	6,445	6,936
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	5.750%	1/1/2041	6,305	6,423
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	6.500%	1/1/2048	8,565	8,766
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	7,650	7,677
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	8,435	2,603
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	715	715
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2026	405	405
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	255	255
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	530	530
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	1,115	1,115
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	770	770
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	280	280
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	1,155	1,156
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2029	475	480
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	1,230	1,231
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2030	300	303
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2030	835	836
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	350	350
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2031	2,955	2,941
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/2031	1,210	1,093
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	450	450
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/2032	2,230	2,259
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2032	920	921
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2032	1,280	1,306
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2033	485	485
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2034	725	748
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2034	900	910
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2034	510	510
[10]	California School Finance Authority Charter School Aid Revenue	4.125%	7/1/2035	375	372
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2035	1,000	1,000
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2036	430	414
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2036	1,075	1,075
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2037	255	265
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	2,790	2,707
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2039	800	853
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,617
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2041	530	488
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2042	4,250	4,259
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2042	875	878
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2044	1,000	977
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2045	1,000	1,000
[10]	California School Finance Authority Charter School Aid Revenue	5.750%	6/1/2046	300	312
[10]	California School Finance Authority Charter School Aid Revenue (Classical Academies Vista Project)	2.000%	10/1/2026	295	293
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2026	430	431
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2027	320	325
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2028	355	365
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2035	1,000	1,000
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2038	2,000	2,027
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/2031	1,890	1,710
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/2041	1,655	1,351
[10]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2026	380	380
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	105	105
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	330	330
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	220	224
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	280	284
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	410	424
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	310	321

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	495	519
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	240	251
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2030	200	212
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,026
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	3,500	3,354
[10]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/2030	295	284
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2040	3,000	3,011
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2031	185	144
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2041	775	570
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	125	87
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2026	160	160
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2027	230	233
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2028	215	220
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2029	260	269
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2030	570	594
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2033	930	968
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	1,605	1,610
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2041	1,730	1,596
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2027	5,000	5,128
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	4,000	4,119
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	13,000	13,426
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	5,600	5,959
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	12,750	13,709
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	11,515	11,877
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/2032	1,025	1,008
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/2033	300	287
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	5,000	5,244
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	6,560	7,173
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	1,750	1,971
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2039	3,555	3,644
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	1,250	1,393
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	720	727
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,000	1,103
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	4,500	4,516
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,098
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	1,160	1,157
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,675	1,823
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,750	4,049
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	3,020	2,984
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	1,420	1,372
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2028	4,000	4,086
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2029	5,235	5,341
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2030	2,435	2,483
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2032	2,000	2,036
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2034	2,575	2,619
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2035	2,365	2,753
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	2,530	2,927
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	3,375	3,883
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	3,765	4,305
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2039	4,200	4,769
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2040	5,000	5,646
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2041	2,750	3,098
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2042	1,500	1,678
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2043	2,260	2,514
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2044	2,020	2,226
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2045	2,870	3,133
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	2,240	2,420
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2027	3,350	3,428
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	5,000	5,192

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,850	1,962
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2029	3,695	3,866
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	2,615	2,826
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,175	1,309
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	3,805	4,006
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	5,845	6,527
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	2,250	2,542
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/2032	4,520	4,649
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	3,965	4,154
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	3,250	3,715
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2033	3,815	3,385
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	2,055	2,353
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,750	3,174
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2034	4,025	3,499
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	2,090	2,416
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	175	184
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	500	516
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	4,095	4,754
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,130	2,446
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2035	1,515	1,766
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2036	625	643
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	5,085	5,868
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	900	933
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	3,705	4,231
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	8,000	9,090
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	975	1,123
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,500	1,664
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2038	1,125	1,155
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	1,000	1,130
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2039	1,000	1,017
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,500	1,532
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	1,000	1,123
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2040	750	760
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	4,500	4,575
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2040	2,175	2,227
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2041	3,860	3,892
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2041	2,605	2,640
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2041	4,730	5,339
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	5,000	5,601
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	6,790	7,525
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	5,000	5,155
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	5,000	5,571
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	4,190	4,601
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2044	1,735	1,722
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,470	1,594
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	3,000	3,311
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	3,915	4,261
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	3,770	4,121
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	5,990	6,453
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,000	979
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	4,325	4,674
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	840	868
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	745	770
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2033	1,135	1,254
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	2,945	3,243
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	11,110	11,585
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	3,000	3,115
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	3,355	3,468
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2037	5,465	5,651
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	2,470	2,538
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	4,000	4,327
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	8,330	8,155
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	1,685	1,773
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/2036	4,430	4,599
California State University College & University Revenue	5.000%	11/1/2033	6,270	6,401
California State University College & University Revenue	5.000%	11/1/2033	7,880	9,105
California State University College & University Revenue	5.000%	11/1/2034	5,000	5,103
California State University College & University Revenue	5.000%	11/1/2034	8,560	9,037
California State University College & University Revenue	4.000%	11/1/2035	580	608
California State University College & University Revenue	5.000%	11/1/2035	8,000	8,160

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/2035	5,000	5,269
	California State University College & University Revenue	5.000%	11/1/2035	5,000	5,888
	California State University College & University Revenue	3.125%	11/1/2036	60	57
	California State University College & University Revenue	5.000%	11/1/2036	1,435	1,462
	California State University College & University Revenue	5.000%	11/1/2036	10,555	11,099
	California State University College & University Revenue	5.000%	11/1/2036	3,500	4,093
	California State University College & University Revenue	5.000%	11/1/2037	3,895	3,966
	California State University College & University Revenue	5.000%	11/1/2037	10,465	10,984
	California State University College & University Revenue	5.000%	11/1/2037	7,070	8,216
	California State University College & University Revenue	5.000%	11/1/2038	5,495	5,758
	California State University College & University Revenue	5.000%	11/1/2038	15,650	18,085
	California State University College & University Revenue	5.000%	11/1/2039	1,725	1,835
	California State University College & University Revenue	5.000%	11/1/2039	13,140	15,067
	California State University College & University Revenue	3.000%	11/1/2040	1,720	1,571
	California State University College & University Revenue	5.000%	11/1/2040	5,040	5,746
	California State University College & University Revenue	5.000%	11/1/2041	1,285	1,427
	California State University College & University Revenue	5.000%	11/1/2041	5,520	6,271
	California State University College & University Revenue	5.000%	11/1/2042	8,250	8,372
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,104
	California State University College & University Revenue	5.000%	11/1/2042	5,085	5,734
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,098
	California State University College & University Revenue	5.000%	11/1/2043	9,795	10,978
	California State University College & University Revenue	5.000%	11/1/2044	1,250	1,363
	California State University College & University Revenue	5.000%	11/1/2044	20,695	22,987
	California State University College & University Revenue	5.000%	11/1/2045	13,565	14,915
	California State University College & University Revenue	5.000%	11/1/2046	11,650	12,692
	California State University College & University Revenue PUT	1.600%	11/1/2026	28,940	28,758
	California State University College & University Revenue PUT	3.125%	11/1/2026	5,000	4,992
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2034	4,985	4,932
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2035	1,000	982
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	2,795	2,658
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2038	12,300	11,550
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	3,915	3,880
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2027	1,500	1,527
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2028	1,550	1,578
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	900	916
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/2028	8,000	7,693
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	13,015	12,261
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	175	175
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,395	1,399
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,925	1,952
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	605	613
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	160	162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,455	1,481
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	670	679
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	205	210
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,415	1,443
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,031
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	3,400	3,403
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,470	1,517
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	420	426
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,515	1,575
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	438
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	100	105
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,200	1,233
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	780	824
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	3,290	3,417
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,640	3,761
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,275	3,278
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	470	476
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,240	1,311
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	725	758
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,425	1,464
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	600	603
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	12,600	12,612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,685	1,749
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	6,380	6,386
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	2,615	2,701
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	660	709

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	450	477
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	275	288
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,750	1,796
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	25,000	27,051
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,460	1,513
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,120	2,187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,225	1,310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	450	482
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,345	1,379
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2031	2,750	2,845
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	870	874
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	525	525
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,450	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	7,115	7,121
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,360	2,429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	255	256
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,220	2,366
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,000	1,069
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	2,270	2,385
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,725	1,766
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	25,000	27,697
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,085	2,156
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,150	1,182
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,850	3,027
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	1,475	1,542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,075	2,121
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/2034	875	875
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,005	1,031
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	350	351
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,550	2,700
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	715	744
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2034	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	830	856
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	4,545	4,548
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,950	3,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	1,545	1,568
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	900	931
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,225	3,288
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	30,000	34,099
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	3,145	3,190
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,590	1,608
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	700	721
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,360	1,384
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	200	187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	650	651
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,030	1,055
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,000	1,027
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,650	1,508
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,050	2,064
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,108
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	2,945	3,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	5,500	5,504
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,530	1,555
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	3,495	3,497
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	4,250	4,236
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,100	1,108
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,520	1,493
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,160	1,161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	550	551
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	1,000	1,039
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/2043	4,400	4,411
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	200	218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	210	228
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,150	1,150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	2,850	3,150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	2,325	2,218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2045	265	285
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	310	329
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/2047	1,000	1,020

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2026	325	326
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2036	590	613
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2037	500	519
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2038	710	735
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.500%	4/1/2031	3,930	3,884
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.700%	4/1/2032	2,685	2,660
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.850%	10/1/2032	1,370	1,358
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2027	150	153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2028	850	888
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2030	495	537
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2031	645	699
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2032	680	735
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2033	715	770
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2034	1,400	1,504
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2036	500	533
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2037	350	372
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2038	400	424
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	22,505	22,604
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	13,285	14,305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	8,635	9,298
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	4,985	5,368
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	6,410	6,902
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,575	10,976
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,775	11,183
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/2033	1,940	1,932
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.500%	9/2/2034	2,450	2,549
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.750%	9/2/2040	1,300	1,365
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/2043	5,830	5,961
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2034	1,795	1,929
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,915	2,062
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2044	3,235	3,393
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	2,015	2,018
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	5,000	5,007
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,000	2,081
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,100	2,103
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	712
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,475	2,478
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	3,375	3,379
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	3,000	3,094
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	2,750	2,753
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,000	1,001
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2036	3,000	3,068
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	3,000	3,059
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2038	3,000	3,049
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	1,515	1,544
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,970	5,077
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,425	7,585
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,385	5,501
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	2,730	2,756
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Vintage at Folsom Project)	4.000%	10/1/2042	2,590	2,512

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	675	693
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,066
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	2.950%	6/1/2026	41,700	41,700
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	2.950%	6/1/2026	48,493	48,493
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2028	1,420	1,430
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2038	100	103
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2039	1,200	1,277
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2044	2,500	2,585
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2028	1,900	1,918
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2029	1,795	1,826
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2031	1,140	1,133
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/2032	1,855	1,870
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/2033	1,315	1,336
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2036	845	847
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,000	1,038
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/2042	1,495	1,536
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/2043	1,500	1,556
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2034	500	498
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/2034	1,180	1,213
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2034	345	370
	California Statewide Communities Development Authority Special Tax Revenue	4.375%	9/2/2034	1,645	1,681
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/2038	500	514
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2039	745	788
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2043	1,000	1,038
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	1,225	1,268
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	2,180	2,259
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	500	521
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	5,000	5,013
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,125	2,134
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,500	2,511
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	4,095	4,112
	Campbell Union School District GO	0.000%	8/1/2037	4,095	2,756
	Campbell Union School District GO	0.000%	8/1/2038	4,700	3,018
[2]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/2030	9,215	8,028
	Carlsbad Unified School District GO	4.000%	5/1/2030	5,220	5,281
	Carlsbad Unified School District GO	6.125%	8/1/2031	145	164
	Carlsbad Unified School District GO	4.000%	5/1/2033	720	727
	Carlsbad Unified School District GO	3.000%	8/1/2033	300	297
	Carlsbad Unified School District GO	4.000%	5/1/2034	685	691
	Carlsbad Unified School District GO	3.000%	8/1/2034	500	491
	Carlsbad Unified School District GO	3.000%	8/1/2035	1,100	1,079
	Carlsbad Unified School District GO	3.000%	8/1/2035	500	483
	Carlsbad Unified School District GO	3.000%	8/1/2036	1,180	1,142
	Carlsbad Unified School District GO	3.000%	8/1/2036	500	479
	Carlsbad Unified School District GO	3.000%	8/1/2038	1,415	1,330
	Carlsbad Unified School District GO	3.000%	8/1/2039	1,545	1,429
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2041	1,000	1,113
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2042	3,815	4,218
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2043	1,750	1,917
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2044	925	1,002
	Castro Valley Unified School District GO	4.000%	8/1/2033	750	759
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	125	125
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	300	300
	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2026	580	582
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	390	396
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	300	305

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	105	108
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	250	257
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2028	900	945
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	420	437
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	250	260
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2030	300	315
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2030	710	774
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	375	391
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	300	313
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2031	255	283
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2032	975	1,014
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	910	1,021
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	270	304
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2033	2,720	2,821
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2033	285	324
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2034	1,250	1,292
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2034	600	687
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2035	405	418
[3]	Center Joint Unified School District GO	4.000%	8/1/2034	210	215
[3]	Center Joint Unified School District GO	3.000%	8/1/2035	950	919
[3]	Center Joint Unified School District GO	3.000%	8/1/2036	535	509
[3]	Center Joint Unified School District GO	3.000%	8/1/2038	1,310	1,211
[3]	Center Joint Unified School District GO	3.000%	8/1/2040	600	539
[4]	Centinela Valley Union High School District GO	0.000%	8/1/2027	670	650
[4]	Centinela Valley Union High School District GO	0.000%	8/1/2028	685	646
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2031	1,280	1,430
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2032	1,600	1,812
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2033	1,750	2,011
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2034	2,000	2,322
[4]	Centinela Valley Union High School District GO	3.000%	8/1/2036	3,205	3,059
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2036	695	819
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2038	890	1,034
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2039	500	577
	Central Unified School District GO	0.000%	8/1/2033	500	391
	Central Unified School District GO	0.000%	8/1/2034	300	225
	Central Unified School District GO	0.000%	8/1/2035	300	215
	Central Unified School District GO	0.000%	8/1/2036	235	161
	Central Unified School District GO	0.000%	8/1/2037	500	326
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	45,790	49,145
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	92,130	99,002
	Cerritos Community College District GO	4.000%	8/1/2043	1,440	1,453
	Chabot-Las Positas Community College District GO	3.000%	8/1/2033	1,000	1,004
	Chabot-Las Positas Community College District GO	3.000%	8/1/2035	1,580	1,577
	Chabot-Las Positas Community College District GO	3.000%	8/1/2037	2,800	2,734
	Chabot-Las Positas Community College District GO	3.000%	8/1/2038	3,000	2,856
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	2,120	2,324
	Chabot-Las Positas Community College District GO	5.000%	8/1/2045	1,275	1,412
	Chaffey Joint Union High School District GO	0.000%	2/1/2027	370	363
	Chaffey Joint Union High School District GO	0.000%	8/1/2028	530	498
	Chaffey Joint Union High School District GO	0.000%	8/1/2029	515	469
	Chaffey Joint Union High School District GO	0.000%	2/1/2030	885	790
	Chaffey Joint Union High School District GO	0.000%	8/1/2030	450	396
	Chaffey Joint Union High School District GO	0.000%	8/1/2031	455	387
	Chaffey Joint Union High School District GO	0.000%	8/1/2032	525	430

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chaffey Joint Union High School District GO	0.000%	2/1/2033	1,000	800
	Chaffey Joint Union High School District GO	0.000%	8/1/2033	700	552
	Chaffey Joint Union High School District GO	0.000%	8/1/2034	890	671
	Chaffey Joint Union High School District GO	0.000%	2/1/2035	605	444
	Chaffey Joint Union High School District GO	0.000%	8/1/2035	1,090	760
	Chaffey Joint Union High School District GO	0.000%	2/1/2037	1,000	669
	Chaffey Joint Union High School District GO	0.000%	2/1/2038	710	452
	Chaffey Joint Union High School District GO	0.000%	8/1/2042	2,000	984
	Chaffey Joint Union High School District GO	0.000%	8/1/2043	1,785	830
	Chico Unified School District GO	3.000%	8/1/2038	900	837
	Chico Unified School District GO	3.000%	8/1/2039	765	700
	Chico Unified School District GO	3.000%	8/1/2040	1,500	1,335
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2029	285	289
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	650	701
	Chino Community Facilities District Special Tax Revenue	3.000%	9/1/2035	100	92
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,530	1,539
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2039	835	893
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2040	1,000	1,047
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2044	795	824
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2045	1,500	1,382
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2045	2,545	2,607
[3]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,195	1,197
[3]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/2029	500	456
	Chino Valley Unified School District GO	0.000%	8/1/2030	600	529
	Chino Valley Unified School District GO	0.000%	8/1/2032	935	766
	Chino Valley Unified School District GO	0.000%	8/1/2033	700	554
	Chino Valley Unified School District GO	0.000%	8/1/2034	580	440
	Chino Valley Unified School District GO	0.000%	8/1/2035	1,400	999
	Chino Valley Unified School District GO	0.000%	8/1/2035	550	399
	Chino Valley Unified School District GO	0.000%	8/1/2036	670	463
	Chino Valley Unified School District GO	0.000%	8/1/2037	1,000	645
	Chino Valley Unified School District GO	0.000%	8/1/2037	800	526
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,350	827
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,000	625
	Chino Valley Unified School District GO	0.000%	8/1/2039	2,000	1,187
	Chino Valley Unified School District GO	4.000%	8/1/2045	6,075	5,998
	Chula Vista Elementary School District GO	2.000%	8/1/2026	2,030	2,026
	Chula Vista Elementary School District GO	2.000%	8/1/2027	5,315	5,251
	Chula Vista Elementary School District GO	4.000%	8/1/2041	4,000	4,048
	Chula Vista Elementary School District GO	4.000%	8/1/2042	3,500	3,523
	Chula Vista Elementary School District GO	4.000%	8/1/2043	6,415	6,449
	Chula Vista Elementary School District GO	4.000%	8/1/2044	1,000	1,001
	Citrus Community College District GO	0.000%	6/1/2034	3,000	2,327
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2027	1,090	1,122
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2031	1,380	1,420
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2033	1,780	1,829
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2034	1,000	1,027
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2035	1,000	1,026
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2036	2,170	2,224
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2037	1,265	1,297
[2]	Clovis Unified School District GO	0.000%	8/1/2026	450	448
[2]	Clovis Unified School District GO	0.000%	8/1/2027	2,000	1,942
[2]	Clovis Unified School District GO	0.000%	8/1/2028	6,705	6,337
[2]	Clovis Unified School District GO	0.000%	8/1/2029	1,115	1,023
[2]	Clovis Unified School District GO	0.000%	8/1/2030	12,330	10,966
	Clovis Unified School District GO	0.000%	8/1/2032	4,185	3,402
	Clovis Unified School District GO	0.000%	8/1/2033	2,700	2,107
	Clovis Unified School District GO	0.000%	8/1/2034	2,015	1,507
	Clovis Unified School District GO	0.000%	8/1/2035	2,780	1,994
	Clovis Unified School District GO	5.250%	8/1/2040	650	703
	Clovis Unified School District GO	5.000%	8/1/2041	1,575	1,747
	Clovis Unified School District GO	5.000%	8/1/2042	1,700	1,871
	Clovis Unified School District GO	5.000%	8/1/2043	2,500	2,737
	Clovis Unified School District GO	5.000%	8/1/2044	3,250	3,530
	Clovis Unified School District GO	5.000%	8/1/2045	3,500	3,773
	Clovis Unified School District GO	5.000%	8/1/2046	3,750	4,013
[4]	Coachella Valley CA Unified School District GO	0.000%	8/1/2034	2,245	1,721
[4]	Coachella Valley CA Unified School District GO	0.000%	8/1/2039	3,405	2,059
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2038	1,505	1,544

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2039	1,595	1,630
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2040	1,150	1,170
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2041	1,700	1,721
	Coast Community College District GO	3.000%	8/1/2038	3,995	3,725
[4]	Coast Unified School District GO	0.000%	8/1/2028	1,000	916
[4]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/2040	3,110	1,794
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/2044	1,100	1,195
[3]	Colton Joint Unified School District GO	0.000%	8/1/2032	625	515
[3]	Colton Joint Unified School District GO	0.000%	8/1/2034	650	495
[3]	Colton Joint Unified School District GO	0.000%	8/1/2035	325	237
[3]	Colton Joint Unified School District GO	0.000%	8/1/2036	500	349
[3]	Colton Joint Unified School District GO	0.000%	8/1/2037	500	333
[3]	Colton Joint Unified School District GO	0.000%	8/1/2038	600	380
[3]	Colton Joint Unified School District GO	0.000%	8/1/2039	550	332
[3]	Colton Joint Unified School District GO	5.000%	8/1/2042	2,000	2,221
[3]	Colton Joint Unified School District GO	5.000%	8/1/2043	2,000	2,208
[3]	Colton Joint Unified School District GO	0.000%	8/1/2044	750	337
[4]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,595	1,601
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2026	475	475
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2027	555	568
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2028	335	343
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2029	275	282
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2031	270	276
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2032	530	541
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/2033	250	251
[3]	Compton CA Unified School District GO	4.000%	6/1/2030	2,200	2,228
[3]	Compton CA Unified School District GO	4.000%	6/1/2031	2,065	2,090
[3]	Compton CA Unified School District GO	4.000%	6/1/2032	1,995	2,017
[3]	Compton CA Unified School District GO	0.000%	6/1/2033	1,010	791
[4]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,790	2,870
[4]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2028	2,395	2,522
	Contra Costa Community College District GO	3.000%	8/1/2037	1,370	1,288
	Contra Costa Community College District GO	3.000%	8/1/2038	1,100	1,015
	Contra Costa Community College District GO	5.000%	8/1/2038	3,000	3,347
	Contra Costa Community College District GO	3.000%	8/1/2039	1,000	912
	Contra Costa Community College District GO	5.000%	8/1/2039	3,350	3,723
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2039	3,265	3,354
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2041	1,795	1,814
	Contra Costa Water District Water Revenue	5.000%	10/1/2040	700	783
	Contra Costa Water District Water Revenue	5.000%	10/1/2041	1,365	1,522
	Contra Costa Water District Water Revenue	5.000%	10/1/2043	750	827
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2026	1,530	1,523
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2027	1,500	1,455
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2028	1,290	1,218
	Corona-Norco Unified School District GO	4.000%	8/1/2035	500	508
	Corona-Norco Unified School District GO	5.000%	8/1/2043	700	780
	Corona-Norco Unified School District GO	3.000%	8/1/2044	5,750	4,807
	Corona-Norco Unified School District GO	5.000%	8/1/2044	600	663
	Corona-Norco Unified School District GO	5.000%	8/1/2045	1,200	1,312
	Corona-Norco Unified School District GO	5.000%	8/1/2046	1,220	1,325
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/2041	1,800	1,674
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	5,000	4,313
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	19,560	16,994
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	6,860	5,996
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	31,095	27,545
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	9,380	8,217
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	2,200	1,902
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	5,000	3,626
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	5,525	3,898
	Cypress School District GO	0.000%	8/1/2029	1,845	1,687
[3]	Davis Joint Unified School District GO	3.000%	8/1/2032	4,240	4,223
[3]	Davis Joint Unified School District GO	3.000%	8/1/2033	4,260	4,218
[3]	Davis Joint Unified School District GO	3.000%	8/1/2035	3,660	3,517
[3]	Davis Joint Unified School District GO	3.000%	8/1/2037	1,000	927
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/2026	1,475	1,475
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/2039	1,030	1,018
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/2042	5,500	5,759

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	580	582
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,075	1,067
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	3,910	4,119
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	6.250%	12/1/2056	5,430	6,158
	Desert Community College District GO	4.000%	8/1/2043	2,000	2,041
	Desert Community College District GO	4.000%	8/1/2044	3,440	3,478
	Desert Community College District GO	4.000%	8/1/2045	5,635	5,661
	Desert Sands Unified School District GO	5.000%	8/1/2035	1,000	1,026
	Desert Sands Unified School District GO	4.000%	8/1/2044	1,205	1,215
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,325	1,466
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,485	1,665
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,560	1,768
	Dixon CA Special Tax Revenue	4.000%	9/1/2026	170	170
	Dixon CA Special Tax Revenue	4.000%	9/1/2027	175	176
	Dixon CA Special Tax Revenue	4.000%	9/1/2028	205	208
	Dixon CA Special Tax Revenue	4.000%	9/1/2029	130	132
	Dixon CA Special Tax Revenue	4.000%	9/1/2030	125	127
	Dixon CA Special Tax Revenue	4.000%	9/1/2033	425	429
	Dixon CA Special Tax Revenue	4.000%	9/1/2036	200	200
	Dixon CA Special Tax Revenue	4.000%	9/1/2040	400	388
[3]	Dixon Unified School District GO	3.000%	8/1/2043	1,000	869
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,690	1,190
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2038	3,640	2,340
	Dublin CA Special Tax Revenue	3.000%	9/1/2026	300	299
	Dublin CA Special Tax Revenue	4.000%	9/1/2028	240	244
	Dublin CA Special Tax Revenue	4.000%	9/1/2030	305	312
	Dublin CA Special Tax Revenue	4.000%	9/1/2031	135	137
	Dublin CA Special Tax Revenue	3.000%	9/1/2033	595	540
	Dublin CA Special Tax Revenue	2.375%	9/1/2035	590	494
	Dublin CA Special Tax Revenue	2.375%	9/1/2036	735	602
	Dublin CA Special Tax Revenue	2.375%	9/1/2037	785	630
	Dublin Unified School District GO	3.000%	8/1/2041	1,150	1,020
	Dublin Unified School District GO	4.000%	8/1/2046	1,000	989
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2031	1,000	1,031
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2033	1,300	1,338
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2034	900	925
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2035	670	688
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2036	1,505	1,544
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2037	1,100	1,127
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	4,000	4,457
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	7,920	9,310
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	10,000	11,678
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,750	2,011
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,750	1,976
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,725	1,947
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	2,335	2,664
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	1,100	1,235
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	2,500	2,806
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	4,455	5,051
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,000	1,113
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,350	1,502
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	2,625	2,948
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	850	937
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,103
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	2,635	2,930
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2046	1,825	2,008
[4]	East Side Union High School District GO	0.000%	8/1/2027	300	290
	East Side Union High School District GO	2.000%	8/1/2028	7,260	7,109
	East Side Union High School District GO	2.000%	8/1/2029	7,880	7,603
[4]	East Side Union High School District GO	3.000%	8/1/2029	3,300	3,314
[4]	East Side Union High School District GO	3.000%	8/1/2031	7,945	7,963
[4]	East Side Union High School District GO	3.000%	8/1/2032	3,000	3,004
[4]	East Side Union High School District GO	3.000%	8/1/2036	4,000	3,810
	Eastern Municipal Water District Water Revenue VRDO	2.350%	6/1/2026	29,475	29,475
	El Camino Community College District Foundation GO	0.000%	8/1/2032	10,000	8,310
	El Camino Community College District Foundation GO	0.000%	8/1/2033	3,500	2,807

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/2034	2,000	1,541
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,000	1,038
	El Camino Community College District Foundation GO	4.000%	8/1/2042	1,025	1,056
	El Camino Community College District Foundation GO	4.000%	8/1/2043	2,750	2,814
[2]	El Camino Healthcare District GO	0.000%	8/1/2029	2,860	2,613
[2]	El Camino Healthcare District GO	0.000%	8/1/2030	3,740	3,309
[2]	El Camino Healthcare District GO	0.000%	8/1/2031	4,410	3,770
	El Camino Healthcare District GO	4.000%	8/1/2033	3,045	3,059
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2028	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2031	690	690
	El Dorado Irrigation District COP	5.000%	3/1/2043	1,000	1,080
	El Dorado Irrigation District COP	5.000%	3/1/2044	1,000	1,076
	El Dorado Irrigation District COP	4.000%	3/1/2046	7,600	7,460
[4]	El Dorado Union High School District GO	5.000%	8/1/2034	2,195	2,251
[4]	El Dorado Union High School District GO	5.000%	8/1/2035	2,280	2,336
[4]	El Monte City CA School District GO	0.000%	8/1/2032	1,000	824
[4]	El Monte City CA School District GO	5.000%	8/1/2040	290	335
[4]	El Monte City CA School District GO	5.000%	8/1/2042	250	283
[4]	El Monte City CA School District GO	5.000%	8/1/2044	265	296
[4]	El Monte City CA School District GO	5.000%	8/1/2046	500	547
	El Monte Union High School District GO	4.000%	6/1/2031	100	101
	El Monte Union High School District GO	4.000%	6/1/2032	185	187
	El Monte Union High School District GO	4.000%	6/1/2033	285	288
	El Monte Union High School District GO	4.000%	6/1/2034	345	348
[3]	El Rancho Unified School District GO	5.500%	8/1/2026	435	437
[3]	El Rancho Unified School District GO	5.000%	8/1/2027	110	113
[3]	El Rancho Unified School District GO	5.500%	8/1/2027	375	389
[3]	El Rancho Unified School District GO	5.500%	8/1/2028	375	399
[9]	El Rancho Unified School District GO	0.000%	8/1/2030	475	418
[3]	El Rancho Unified School District GO	5.500%	8/1/2036	350	410
[3]	El Rancho Unified School District GO	5.500%	8/1/2036	525	614
[3]	El Rancho Unified School District GO	5.500%	8/1/2037	320	373
[3]	El Rancho Unified School District GO	5.500%	8/1/2038	225	260
[3]	El Rancho Unified School District GO	5.500%	8/1/2039	300	345
[3]	El Rancho Unified School District GO	5.500%	8/1/2040	625	717
[3]	El Rancho Unified School District GO	5.500%	8/1/2041	600	684
[3]	El Rancho Unified School District GO	5.500%	8/1/2042	1,000	1,134
[3]	El Rancho Unified School District GO	5.500%	8/1/2043	750	847
	El Segundo Unified School District GO	3.000%	8/1/2043	1,000	841
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2033	1,325	1,324
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,195	1,344
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2043	650	718
[3]	Elk Grove Unified School District COP	3.000%	2/1/2037	700	664
	Elk Grove Unified School District GO	2.000%	8/1/2037	4,335	3,506
	Elk Grove Unified School District GO	2.000%	8/1/2038	5,055	3,975
	Elk Grove Unified School District GO	2.000%	8/1/2039	4,000	3,078
	Elk Grove Unified School District GO	2.000%	8/1/2040	4,230	3,156
	Elk Grove Unified School District GO	4.000%	8/1/2042	7,000	7,076
	Elk Grove Unified School District GO	4.000%	8/1/2043	2,765	2,787
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2037	1,325	1,343
[4]	Escondido Union High School District GO	0.000%	8/1/2026	2,740	2,728
[4]	Escondido Union High School District GO	0.000%	8/1/2031	4,280	3,654
	Escondido Union High School District GO	0.000%	8/1/2041	620	329
[4]	Evergreen School District GO	0.000%	8/1/2026	2,200	2,190
	Evergreen School District GO	4.000%	8/1/2035	335	341
[4]	Fairfield CA COP	0.000%	4/1/2033	3,345	2,678
[4]	Fairfield CA COP	0.000%	4/1/2034	940	722
[4]	Fairfield CA COP	0.000%	4/1/2036	3,835	2,696
[4]	Fairfield CA COP	0.000%	4/1/2038	3,845	2,461
	Fairfield CA Water Revenue	5.000%	4/1/2042	4,845	4,905
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,090	1,086
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2040	285	276
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2041	1,145	1,076
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/2029	12,000	11,192
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2034	5,195	4,506
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2035	5,500	4,676
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2036	5,770	4,796
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2037	6,095	4,961
[10,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	17,065	17,065
[10,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	2.950%	6/1/2026	18,545	18,545

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/2034	7,030	6,342
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	13,060	10,608
[4]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2033	1,205	963
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2027	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2027	485	492
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2028	150	153
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2029	170	174
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2030	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2031	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2032	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2032	1,820	1,853
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2034	115	116
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	715	753
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	400	424
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2044	750	770
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	500	501
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	110	110
	Fontana CA Special Tax Revenue	5.000%	9/1/2026	1,725	1,732
	Fontana CA Special Tax Revenue	4.000%	9/1/2027	265	268
	Fontana CA Special Tax Revenue	5.000%	9/1/2027	1,810	1,818
	Fontana CA Special Tax Revenue	4.000%	9/1/2028	270	274
	Fontana CA Special Tax Revenue	5.000%	9/1/2028	1,900	1,908
	Fontana CA Special Tax Revenue	4.000%	9/1/2029	270	275
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	280	286
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	140	142
	Fontana CA Special Tax Revenue	5.000%	9/1/2030	155	165
	Fontana CA Special Tax Revenue	4.000%	9/1/2031	200	204
	Fontana CA Special Tax Revenue	4.000%	9/1/2032	250	254
	Fontana CA Special Tax Revenue	5.000%	9/1/2032	170	183
	Fontana CA Special Tax Revenue	4.000%	9/1/2033	410	413
	Fontana CA Special Tax Revenue	5.000%	9/1/2034	120	130
	Fontana CA Special Tax Revenue	5.000%	9/1/2044	750	777
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	1,400	1,560
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,400	1,543
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,200	1,237
	Fontana Unified School District GO	5.000%	8/1/2042	1,750	1,968
	Fontana Unified School District GO	5.000%	8/1/2043	2,250	2,514
	Fontana Unified School District GO	5.000%	8/1/2044	2,000	2,210
	Fontana Unified School District GO	5.000%	8/1/2045	2,075	2,268
[2]	Foothill-De Anza Community College District GO	0.000%	8/1/2026	1,000	996
[1,2]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	17,000	14,291
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2033	3,800	3,075
	Foothill-De Anza Community College District GO	3.000%	8/1/2033	425	428
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2034	10,000	7,784
	Foothill-De Anza Community College District GO	3.000%	8/1/2035	1,000	987
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	935
	Foothill-De Anza Community College District GO	2.125%	8/1/2039	1,165	931
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,113
	Foothill-De Anza Community College District GO	2.125%	8/1/2040	1,000	777
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,357
	Foothill-De Anza Community College District GO	2.250%	8/1/2041	1,000	764
	Foothill-De Anza Community College District GO	5.000%	8/1/2043	3,000	3,362
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	3,150	3,492
	Foothill-De Anza Community College District GO	5.000%	8/1/2045	2,800	3,073
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2027	700	710
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2028	825	856
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	390	413
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	2,000	2,142
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2030	445	477
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2031	745	810
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2032	1,240	1,288
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/2032	6,500	7,339
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	5,950	4,817
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	1,395	1,433
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	8,856	9,100
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	4,730	3,705
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	2,000	1,503
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	18,000	12,454
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	11,845	11,688
	Foster City CA (Levee Protection Planning & Improvement Project) GO	4.000%	8/1/2032	275	279

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2033	500	499
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2035	535	527
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2038	950	894
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2040	830	756
[4]	Franklin-Mckinley School District GO	0.000%	8/1/2032	3,000	2,393
[4]	Franklin-Mckinley School District GO	0.000%	8/1/2035	1,840	1,295
	Franklin-Mckinley School District GO	4.000%	8/1/2042	1,885	1,908
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	22,923	22,185
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	6,427	5,683
[10,13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	28,461	25,819
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	27,993	25,809
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	28,601	23,874
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/2037	16,587	13,363
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.427%	11/25/2038	3,703	3,473
[13]	Freddie Mac Pool	3.550%	11/1/2032	4,523	4,400
[13]	Freddie Mac Pool	3.600%	1/1/2033	896	870
[13]	Freddie Mac Pool	3.180%	9/1/2033	8,623	8,176
[13]	Freddie Mac Pool	3.800%	11/1/2034	1,375	1,343
[13]	Freddie Mac Pool	3.600%	7/1/2040	3,960	3,635
[13]	Freddie Mac Pool	3.200%	9/1/2040	11,974	10,509
[13]	Freddie Mac Pool	3.400%	11/1/2040	9,800	8,910
[13]	Freddie Mac Pool	3.850%	7/1/2041	9,847	9,140
[13]	Freddie Mac Pool	4.050%	9/1/2041	4,832	4,651
[13]	Freddie Mac Pool	3.750%	7/1/2042	4,275	4,247
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/2037	2,040	2,069
	Fremont Union High School District GO	3.000%	8/1/2036	2,000	1,941
	Fremont Union High School District GO	3.000%	8/1/2039	2,125	1,976
	Fremont Union High School District GO	5.000%	8/1/2040	4,650	5,069
	Fremont Union High School District GO	5.000%	8/1/2041	2,930	3,181
	Fremont Union High School District GO	5.000%	8/1/2041	4,920	5,341
	Fremont Union High School District GO	5.000%	8/1/2042	4,915	5,311
	Fremont Union High School District GO	5.000%	8/1/2043	4,460	4,802
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2029	1,025	1,046
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2030	745	760
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	3,045	3,103
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2032	1,500	1,528
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2033	500	543
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2034	500	510
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2034	2,460	2,503
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2035	550	560
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2036	555	564
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2036	2,055	2,088
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2037	655	666
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2037	1,200	1,218
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2038	585	595
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2039	620	629
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2040	550	556
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2035	500	583
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2036	580	670
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2037	500	573
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2038	620	705
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2039	680	769
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2040	845	947
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2041	800	891
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2042	1,000	1,105
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2043	1,630	1,794
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2044	1,920	2,096
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2045	1,345	1,456
	Fresno Unified School District GO	4.000%	8/1/2029	550	567
	Fresno Unified School District GO	4.000%	8/1/2030	570	586
	Fresno Unified School District GO	4.000%	8/1/2031	485	498
	Fresno Unified School District GO	4.000%	8/1/2032	385	394
	Fresno Unified School District GO	3.000%	8/1/2033	1,000	993
	Fresno Unified School District GO	4.000%	8/1/2033	665	679
	Fresno Unified School District GO	3.000%	8/1/2034	1,215	1,185
	Fresno Unified School District GO	4.000%	8/1/2034	450	459
	Fresno Unified School District GO	3.000%	8/1/2035	685	662
	Fresno Unified School District GO	3.000%	8/1/2035	1,600	1,542
	Fresno Unified School District GO	4.000%	8/1/2036	670	681
	Fresno Unified School District GO	3.000%	8/1/2037	1,125	1,056

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	3.000%	8/1/2038	1,260	1,167
	Fresno Unified School District GO	4.000%	8/1/2038	1,000	1,011
	Fresno Unified School District GO	5.000%	8/1/2039	900	965
	Fresno Unified School District GO	3.000%	8/1/2040	1,780	1,593
	Fresno Unified School District GO	5.000%	8/1/2041	500	533
	Fresno Unified School District GO	5.000%	8/1/2042	500	532
	Fullerton Joint Union High School District GO	4.000%	8/1/2044	1,000	1,007
[3]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2027	3,225	3,276
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2041	1,000	1,117
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2042	1,475	1,636
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,102
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,092
[2]	Gateway CA Unified School District GO	0.000%	8/1/2037	1,745	1,159
	Gavilan Joint Community College District GO	3.000%	8/1/2037	1,000	939
	Gavilan Joint Community College District GO	3.000%	8/1/2038	1,365	1,269
	Gavilan Joint Community College District GO	3.000%	8/1/2039	1,480	1,354
	Gavilan Joint Community College District GO	3.000%	8/1/2040	1,605	1,428
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2043	635	687
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	3,040	3,274
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	5,120	5,558
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2046	6,700	7,179
	Glendale Community College District GO	0.000%	8/1/2026	360	358
	Glendale Community College District GO	0.000%	8/1/2027	515	498
	Glendale Community College District GO	0.000%	8/1/2028	780	731
	Glendale Community College District GO	0.000%	8/1/2029	570	518
	Glendale Community College District GO	0.000%	8/1/2030	910	798
	Glendale Community College District GO	0.000%	8/1/2031	900	762
	Glendale Community College District GO	0.000%	8/1/2032	1,005	820
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	1,500	1,500
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	15,000	15,000
[9]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	10,745	10,487
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2027	24,625	25,247
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	19,835	20,837
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	6,195	6,508
[9]	Grossmont Healthcare District GO	0.000%	7/15/2032	5,300	4,406
[3,9]	Grossmont Healthcare District GO	0.000%	7/15/2033	4,045	3,245
	Grossmont Healthcare District GO	5.000%	7/15/2039	6,190	7,107
	Grossmont Healthcare District GO	5.000%	7/15/2040	3,710	4,218
	Grossmont Union High School District GO	0.000%	8/1/2028	3,210	3,040
	Grossmont Union High School District GO	0.000%	8/1/2029	6,965	6,411
[2]	Grossmont Union High School District GO	0.000%	8/1/2030	20,695	18,360
	Grossmont Union High School District GO	0.000%	8/1/2032	5,655	4,717
[4]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/2028	21,875	20,638
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2036	1,150	1,204
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2037	1,175	1,228
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2038	1,350	1,408
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2041	625	634
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	3,500	3,600
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2040	3,350	3,417
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2041	1,800	1,829
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2042	2,080	2,100
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2043	1,700	1,711
[4]	Hanford Joint Union High School District GO	0.000%	8/1/2034	3,775	2,894
	Hartnell CA Community College District GO	0.000%	8/1/2037	1,200	750
	Hartnell CA Community College District GO	3.000%	8/1/2038	380	357
	Hartnell CA Community College District GO	3.000%	8/1/2039	1,680	1,558
	Hartnell CA Community College District GO	3.000%	8/1/2040	635	574
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	7,400	7,193
	Hayward CA COP	5.000%	11/1/2027	1,000	1,037
	Hayward CA COP	5.000%	11/1/2028	1,000	1,065
	Hayward CA COP	5.000%	11/1/2029	1,000	1,090
	Hayward CA COP	5.000%	11/1/2030	1,000	1,113
	Hayward CA COP	5.000%	11/1/2031	1,000	1,133
	Hayward CA COP	5.000%	11/1/2032	1,000	1,151
	Hayward CA Sewer Revenue	4.000%	3/1/2043	4,385	4,455
	Hayward CA Sewer Revenue	4.000%	3/1/2044	3,660	3,697
	Hayward Unified School District COP	5.000%	8/1/2035	585	597
	Hayward Unified School District COP	5.000%	8/1/2036	1,360	1,386
	Hayward Unified School District COP	5.000%	8/1/2037	1,000	1,018
	Hayward Unified School District COP	5.000%	8/1/2038	1,000	1,018

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hayward Unified School District COP	5.000%	8/1/2039	2,035	2,070
	Hayward Unified School District COP	5.250%	8/1/2040	2,295	2,339
	Hayward Unified School District COP	5.250%	8/1/2041	2,575	2,622
	Hayward Unified School District COP	5.250%	8/1/2042	2,875	2,925
[4]	Hayward Unified School District GO	0.000%	8/1/2026	640	637
[4]	Hayward Unified School District GO	0.000%	8/1/2033	1,045	837
[4]	Hayward Unified School District GO	0.000%	8/1/2034	1,025	788
[4]	Hayward Unified School District GO	5.000%	8/1/2034	3,000	3,519
[3]	Hayward Unified School District GO	4.000%	8/1/2035	1,830	1,855
[4]	Hayward Unified School District GO	5.000%	8/1/2035	2,750	3,258
[4]	Hayward Unified School District GO	4.000%	8/1/2036	995	1,015
[4]	Hayward Unified School District GO	5.000%	8/1/2036	1,000	1,171
[4]	Hayward Unified School District GO	4.000%	8/1/2037	815	829
[4]	Hayward Unified School District GO	4.000%	8/1/2038	1,540	1,562
[3]	Hayward Unified School District GO	4.000%	8/1/2038	1,000	1,031
[4]	Hayward Unified School District GO	5.000%	8/1/2038	1,000	1,151
[3]	Hayward Unified School District GO	4.000%	8/1/2039	1,125	1,154
[4]	Hayward Unified School District GO	4.000%	8/1/2040	4,435	4,484
[3]	Hayward Unified School District GO	4.000%	8/1/2040	1,345	1,374
[3]	Hayward Unified School District GO	4.000%	8/1/2041	1,350	1,374
[3]	Hayward Unified School District GO	4.000%	8/1/2042	1,325	1,343
[3]	Hayward Unified School District GO	5.000%	8/1/2042	925	1,036
[3]	Hayward Unified School District GO	5.000%	8/1/2043	1,250	1,389
[3]	Hayward Unified School District GO	5.000%	8/1/2044	1,750	1,929
[3]	Hayward Unified School District GO	5.000%	8/1/2045	1,500	1,639
[3]	Hayward Unified School District GO	5.000%	8/1/2046	1,155	1,251
[4]	Hemet Unified School District GO	3.000%	8/1/2032	1,205	1,205
[4]	Hemet Unified School District GO	3.000%	8/1/2033	1,310	1,300
[4]	Hemet Unified School District GO	3.000%	8/1/2035	1,535	1,490
[4]	Hemet Unified School District GO	3.000%	8/1/2036	1,660	1,584
[4]	Hemet Unified School District GO	3.000%	8/1/2038	1,925	1,779
[4]	Hemet Unified School District GO	3.000%	8/1/2040	2,220	1,996
[4]	Hemet Unified School District GO	3.000%	8/1/2041	2,380	2,129
[3]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/2027	1,000	1,007
	Hope Elementary School District GO	0.000%	8/1/2029	660	603
	Hope Elementary School District GO	0.000%	8/1/2030	500	442
	Hughson Unified School District GO	0.000%	8/1/2040	500	286
	Hughson Unified School District GO	0.000%	8/1/2041	500	271
	Hughson Unified School District GO	0.000%	8/1/2042	595	304
	Hughson Unified School District GO	0.000%	8/1/2043	1,185	567
	Hughson Unified School District GO	0.000%	8/1/2044	1,000	448
	Hughson Unified School District GO	0.000%	8/1/2045	1,370	575
	Hughson Unified School District GO	0.000%	8/1/2046	1,170	459
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2031	11,000	9,399
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2033	11,575	9,203
[1,4]	Huntington Beach Union High School District GO	0.000%	8/1/2034	1,390	1,065
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2035	7,320	5,349
[3]	Imperial Community College District GO	0.000%	8/1/2026	1,005	1,000
[3]	Imperial Community College District GO	0.000%	8/1/2027	1,580	1,524
[3]	Imperial Community College District GO	0.000%	8/1/2028	1,885	1,758
[3]	Imperial Community College District GO	0.000%	8/1/2029	2,000	1,797
[2]	Imperial Community College District GO	0.000%	8/1/2030	330	290
[4]	Imperial Community College District GO	0.000%	8/1/2033	1,210	959
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2032	2,500	2,538
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	1,440	1,633
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2042	1,850	2,080
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2043	1,735	1,939
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	880	963
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2026	185	185
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2027	185	187
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2028	270	274
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2029	305	312
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2030	285	293
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2031	220	227
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2036	600	606
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,045	1,056
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2027	500	510

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2029	1,215	1,240
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2030	1,020	1,041
[3]	Inglewood Unified School District GO	4.000%	8/1/2027	250	254
[3]	Inglewood Unified School District GO	5.000%	8/1/2029	350	360
[3]	Inglewood Unified School District GO	5.000%	8/1/2030	400	411
[3]	Inglewood Unified School District GO	5.000%	8/1/2033	500	513
[3]	Inglewood Unified School District GO	5.000%	8/1/2034	600	615
	Inglewood Unified School District GO	5.500%	8/1/2036	1,000	1,194
[3]	Inglewood Unified School District GO	4.000%	8/1/2037	260	261
	Inglewood Unified School District GO	5.500%	8/1/2038	1,225	1,440
	Inglewood Unified School District GO	5.500%	8/1/2039	3,505	4,094
	Inglewood Unified School District GO	5.500%	8/1/2041	4,170	4,812
	Inglewood Unified School District GO	5.500%	8/1/2043	1,700	1,936
	Irvine CA Special Assessment Revenue	4.000%	9/2/2026	500	501
	Irvine CA Special Assessment Revenue	5.000%	9/2/2026	300	302
	Irvine CA Special Assessment Revenue	5.000%	9/2/2027	375	386
	Irvine CA Special Assessment Revenue	4.000%	9/2/2028	1,425	1,462
	Irvine CA Special Assessment Revenue	5.000%	9/2/2028	520	546
	Irvine CA Special Assessment Revenue	5.000%	9/2/2029	500	535
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2030	1,300	1,383
	Irvine CA Special Assessment Revenue	5.000%	9/2/2030	330	352
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2032	1,000	1,047
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2033	275	287
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2034	450	467
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2035	400	413
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2036	250	257
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2037	275	281
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2038	350	358
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2039	500	508
[7]	Irvine CA Special Assessment Revenue VRDO	2.250%	6/1/2026	1,400	1,400
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2037	330	385
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2038	250	290
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2039	250	289
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2040	300	344
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2041	225	257
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2042	350	397
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2043	600	677
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2044	600	671
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2037	2,750	2,757
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2038	2,500	2,506
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	5,000	5,011
[7]	Irvine Ranch Water District Special Assessment Revenue VRDO	2.300%	6/1/2026	16,790	16,790
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2026	1,295	1,301
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2027	150	153
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2028	525	535
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2029	360	379
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	385	392
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	200	210
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	200	204
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	350	367
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	450	458
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	525	534
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	1,085	1,102
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	250	254
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	410	428
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	510	517
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	250	259
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	350	354
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	265	274
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2037	560	560
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2038	275	273
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2039	250	246
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2029	90	94
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2030	100	105
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2031	150	157
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2032	100	104
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2033	150	156
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2034	100	104

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2035	355	366
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2036	640	658
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2040	1,025	1,040
	Jefferson Union High School District GO	4.000%	8/1/2033	200	203
	Jefferson Union High School District GO	4.000%	8/1/2034	125	127
	Jefferson Union High School District GO	3.000%	8/1/2035	150	145
	Jefferson Union High School District GO	3.000%	8/1/2036	250	237
	Jefferson Union High School District GO	3.000%	8/1/2037	275	259
	Jefferson Union High School District GO	5.000%	8/1/2040	340	378
	Jefferson Union High School District GO	5.000%	8/1/2041	1,000	1,105
	Jefferson Union High School District GO	5.000%	8/1/2042	750	823
	Jefferson Union High School District GO	5.000%	8/1/2042	1,075	1,205
	Jefferson Union High School District GO	5.000%	8/1/2043	500	546
	Jefferson Union High School District GO	5.000%	8/1/2043	1,340	1,491
	Jefferson Union High School District GO	5.000%	8/1/2044	750	813
	Jefferson Union High School District GO	5.000%	8/1/2044	1,480	1,633
	Jefferson Union High School District GO	5.000%	8/1/2045	2,000	2,186
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2028	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2030	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2033	100	101
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,690	1,750
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	605	619
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	3.750%	6/1/2035	375	343
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	4,930	4,531
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,905	3,109
[2]	Kern Community College District GO	0.000%	11/1/2027	7,375	7,090
[4]	Kern Community College District GO	0.000%	11/1/2029	4,160	3,763
	Kern Community College District GO	5.250%	8/1/2039	1,400	1,565
	Kern Community College District GO	5.250%	8/1/2040	1,200	1,334
	Kern Community College District GO	5.250%	8/1/2041	1,000	1,108
	Kern High School District GO	5.000%	8/1/2028	1,000	1,059
	Kern High School District GO	5.000%	8/1/2029	750	813
	La Canada Unified School District GO	4.000%	8/1/2033	510	522
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2029	150	152
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2030	200	203
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2031	225	228
	La Mesa-Spring Valley School District GO	4.000%	8/1/2042	375	379
	La Mesa-Spring Valley School District GO	4.000%	8/1/2043	500	503
[4]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2037	1,200	1,383
[4]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2039	1,000	1,141
[2]	Lake Tahoe Unified School District GO	0.000%	8/1/2027	1,585	1,537
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	501
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2040	1,300	1,372
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2041	1,000	1,045
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2046	1,650	1,689
[3,10]	Lancaster CA School District GO TOB VRDO	2.700%	6/1/2026	3,280	3,280
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2026	1,355	1,357
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2028	1,850	1,854
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,000	1,004
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2033	1,200	1,204
	Las Virgenes Unified School District GO	5.000%	8/1/2044	4,425	4,821
	Liberty Union High School District GO	4.000%	8/1/2030	750	761
[4]	Liberty Union High School District GO	0.000%	8/1/2031	4,445	3,800
	Liberty Union High School District GO	4.000%	8/1/2031	565	573
	Liberty Union High School District GO	4.000%	8/1/2032	250	256
	Liberty Union High School District GO	3.000%	8/1/2035	670	647
	Liberty Union High School District GO	3.000%	8/1/2037	825	775
	Liberty Union High School District GO	3.000%	8/1/2038	900	837
	Liberty Union High School District GO	3.000%	8/1/2039	1,000	915
	Liberty Union High School District GO	3.000%	8/1/2040	1,000	890
	Liberty Union High School District GO	3.000%	8/1/2041	1,670	1,464
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2026	1,000	1,005
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2027	1,040	1,069
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2028	1,270	1,331
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2029	2,540	2,654
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2030	3,305	3,450

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2031	3,405	3,552
[4]	Lincoln CA Special Tax Revenue	3.125%	9/1/2033	2,480	2,472
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2033	1,625	1,692
[4]	Lincoln CA Special Tax Revenue	3.250%	9/1/2034	1,375	1,373
	Lincoln CA Special Tax Revenue	5.000%	9/1/2040	1,130	1,181
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2030	100	100
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2032	350	350
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2035	325	331
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2036	485	493
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2037	525	534
[3]	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2047	1,130	1,075
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	720	739
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	700	718
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	600	614
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2026	800	800
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2027	595	605
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2029	355	369
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2030	645	646
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2031	445	444
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2032	270	269
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2033	230	227
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2033	670	683
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	810	764
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,000	926
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,675	1,546
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,250	1,140
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2039	1,795	1,603
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	1,175	1,040
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2041	960	844
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2045	1,915	2,068
[4]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	1,330	1,405
[4]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	700	738
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	400	415
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	510	531
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	855	893
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	825	862
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	475	497
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	320	336
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	345	361
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	460	472
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2046	650	648
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2027	140	145
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2030	5,680	6,195
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2032	3,445	3,853
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/2035	3,015	3,323
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	17,245	19,688
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.051%	11/15/2026	10,010	10,034
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2033	500	569
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2034	500	566
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	500	564
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	575	649
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2038	1,225	1,293
	Long Beach Community College District GO	4.000%	8/1/2031	1,230	1,249
	Long Beach Community College District GO	4.000%	8/1/2034	600	606
	Long Beach Community College District GO	4.000%	8/1/2035	705	717
	Long Beach Community College District GO	3.000%	8/1/2037	2,860	2,662
	Long Beach Community College District GO	3.000%	8/1/2038	3,160	2,878
	Long Beach Community College District GO	3.000%	8/1/2039	3,395	3,038
	Long Beach Community College District GO	3.000%	8/1/2039	1,115	998
	Long Beach Community College District GO	3.000%	8/1/2040	1,500	1,307
	Long Beach Community College District GO	3.000%	8/1/2040	3,810	3,319
	Long Beach Community College District GO	3.000%	8/1/2041	2,460	2,119
	Long Beach Community College District GO	3.000%	8/1/2041	2,165	1,864
[4]	Long Beach Community College District GO, ETM	0.000%	6/1/2029	960	884
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2026	150	150
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2027	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2029	200	208
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2030	200	209
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2031	230	240
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2032	375	390

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2034	350	362
[4]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2037	400	409
[4]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2038	430	438
[4]	Long Beach Unified School District GO	0.000%	8/1/2026	1,450	1,443
[4]	Long Beach Unified School District GO	0.000%	8/1/2030	4,260	3,758
[4]	Long Beach Unified School District GO	0.000%	8/1/2031	2,890	2,462
[4]	Long Beach Unified School District GO	0.000%	8/1/2032	2,290	1,882
[4]	Long Beach Unified School District GO	0.000%	8/1/2033	5,250	4,157
	Long Beach Unified School District GO	3.000%	8/1/2035	1,140	1,117
	Long Beach Unified School District GO	3.000%	8/1/2036	2,080	1,999
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,597
	Long Beach Unified School District GO	3.000%	8/1/2040	3,105	2,763
	Long Beach Unified School District GO	3.000%	8/1/2042	3,000	2,568
	Long Beach Unified School District GO	5.000%	8/1/2043	3,440	3,880
	Long Beach Unified School District GO	5.000%	8/1/2043	3,085	3,479
	Los Alamitos Unified School District GO	0.000%	8/1/2029	800	732
	Los Alamitos Unified School District GO	0.000%	8/1/2031	550	471
	Los Alamitos Unified School District GO	0.000%	8/1/2034	1,925	1,476
	Los Angeles CA Community College District GO	5.000%	8/1/2027	615	633
	Los Angeles CA Community College District GO	5.000%	8/1/2029	8,000	8,659
	Los Angeles CA Community College District GO	5.000%	8/1/2030	7,500	8,292
	Los Angeles CA Community College District GO	4.000%	8/1/2031	8,575	8,705
	Los Angeles CA Community College District GO	5.000%	8/1/2031	7,500	8,435
	Los Angeles CA Community College District GO	4.000%	8/1/2033	1,925	1,949
	Los Angeles CA Community College District GO	4.000%	8/1/2034	3,500	3,538
	Los Angeles CA Community College District GO	4.000%	8/1/2035	4,065	4,102
	Los Angeles CA Community College District GO	3.000%	8/1/2039	715	649
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2039	850	908
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2042	1,500	1,559
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2044	1,400	1,455
	Los Angeles CA Unified School District COP	5.000%	10/1/2027	810	836
	Los Angeles CA Unified School District COP	5.000%	10/1/2028	1,705	1,801
	Los Angeles CA Unified School District COP	5.000%	10/1/2029	2,325	2,506
[3]	Los Angeles CA Unified School District COP	4.000%	10/1/2033	520	545
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2027	1,190	1,232
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2028	2,495	2,647
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	3,400	3,685
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	4,395	4,631
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2032	3,000	3,114
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	14,780	16,744
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,080	5,267
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	20,000	22,898
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,351
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	14,205	16,434
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	3,075	3,196
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	10,000	10,337
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	3,400	3,514
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	2,600	2,717
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	5,600	5,783
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	8,190	8,434
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	5,870	6,055
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	1,000	1,031
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	10,000	11,516
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	10,375	10,639
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2038	5,120	5,277
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	4,000	4,120
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,480	2,751
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,000	4,091
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,070	4,162
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	10,000	10,303
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	3,750	4,143
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	15,350	17,488
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,275	2,317
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,100	4,176
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,050	4,150
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	1,500	1,652
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	5,465	5,579
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,335	1,464
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	3,000	3,328
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	2,975	3,246

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,194
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	9,040	9,080
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	3,355	3,370
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,800	1,978
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	5,000	5,518
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	1,000	1,090
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,000	5,472
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	15,955	17,529
	Los Angeles CA Unified School District GO	4.000%	7/1/2046	5,000	4,942
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	2,385	2,438
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,840	2,902
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,985	3,050
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	3,000	3,065
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	6,250	6,385
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10,000	11,712
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	7,000	7,145
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	3,675	3,751
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	8,580	9,969
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	5,320	5,487
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,344
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	6,000	6,712
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	4,785	5,295
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	10,000	11,091
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	3,000	3,292
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	10,000	10,999
[7,10]	Los Angeles California Multifamily Mortgage Revenue TOB VRDO	1.750%	6/4/2026	27,750	27,750
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	6,355	6,411
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2036	1,450	1,527
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2037	1,335	1,404
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	5,000	5,126
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	7,750	7,934
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5,000	5,122
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,000	5,118
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	24,690	25,275
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,500	1,557
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	3,000	3,242
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5,000	5,118
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	21,145	21,643
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,625	6,850
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,980	7,234
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	6,350	6,845
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	6,190	6,465
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	1,840	2,092
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	4,360	4,956
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,190	1,216
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,755	1,794
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	5,205	5,345
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	1,135	1,284
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	3,845	4,350
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	2,410	2,625
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	7,555	7,716
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	2,000	2,171
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,720	1,753
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	3,800	3,872
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,625	1,810
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	2,175	2,401
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	1,895	2,072
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	2,000	2,154
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,050	2,202
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	1,005	1,079
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	2,090	2,238
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	1,055	1,130
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	2,530	2,590
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	3,745	4,001
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	1,110	1,186
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	3,925	4,179
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,165	1,240
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,800	1,987
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,460	1,612

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2039	3,785	3,849
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	4,345	4,616
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,225	1,301
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,500	1,650
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,660	1,914
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,180	1,196
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,290	1,367
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	4,000	4,528
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,685	1,930
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	3,425	3,910
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	1,115	1,281
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	9,790	10,959
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	8,705	9,848
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	10,440	10,424
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	8,020	8,909
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	3,130	3,511
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	5,000	5,242
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,555	5,068
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	5,000	5,611
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	12,000	13,216
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	6,735	6,656
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/2033	2,465	2,468
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2027	1,000	1,041
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2028	920	982
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2029	120	131
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,000	2,235
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	3.125%	10/1/2036	350	336
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	675	693
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,800	1,844
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	1,955	2,001
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	1,000	1,053
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	1,850	1,892
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,275	2,325
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	3,000	3,191
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,750	2,902
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	14,040	15,076
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	795	881
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,500	2,553
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	3,525	3,712
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	8,425	9,021
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	18,065	18,463
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,185	3,349
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	5,800	6,196
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,140	3,426
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,300	2,529
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	6,155	6,277
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	4,190	4,308
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	14,255	15,193
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,565	2,692
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,500	2,719
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	3,090	3,386
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,810	1,833
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,345	1,378
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	4,500	4,785
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	3,000	3,276
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	2,000	2,040
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	8,080	8,728
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	2,640	2,871
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	3,285	3,719
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,000	1,017
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	2,500	2,706
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,750	6,463
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,825	4,259
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,775	5,252
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,395	1,469
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	3,825	4,166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	185	190
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	6,120	6,278
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,360	1,419

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,000	2,087
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,385	6,664
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,095	1,164
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,155	1,216
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	435	462
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	925
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,185	1,260
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,145	1,217
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	8,520	9,207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	930	969
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,325	1,432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,630	41,384
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	4,000	4,323
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,655	1,811
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,140	3,437
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,360	1,488
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	400	438
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,785	7,426
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,175	6,758
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	359
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	6,095	6,749
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,710	1,894
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,661
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	8,115	8,986
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,900	2,104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	150	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	580	643
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,525	1,702
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,670	10,794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,900	2,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,160	10,225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	22,185	24,764
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,540	1,582
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,595	9,939
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	926
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,235	2,259
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	13,905	15,616
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,011
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	615	665
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	720	794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	895	993
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,640	5,211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	6,510	6,733
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,100	2,155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,325	1,431
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	8,195	8,964
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,845	2,043
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,090	2,342
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,595	1,808
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	4,950	5,612
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,100	3,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	20,680	21,193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	105	113
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	830	926
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,235	3,608
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	5,000	5,638
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	26,070	26,681
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	425	455
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,405	7,014
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,775	3,022
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,030	1,134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	160	163
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,000	1,119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,500	5,031
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,575	5,699
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,460	1,511
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	100	101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	7,990	8,321

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,365	1,454
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,850	1,992
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	809
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,645	1,789
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	777
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	670	736
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,750	1,913
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	955	1,017
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,115	4,562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	395	408
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,000	2,101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	5,600	5,945
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,160	3,389
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,525	3,762
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,275	1,354
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,515	1,648
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,280	2,481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	645	705
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,310	1,412
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,570	2,783
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	640	696
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2039	875	884
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	23,000	24,114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,000	3,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	4,790	5,124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,160	1,235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,795	1,947
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,580	10,525
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	13,930	15,305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	26,795	28,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	10,660	11,358
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	7,010	7,435
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	18,565	19,956
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,250	1,365
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	15,000	16,391
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,345	2,374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	12,265	12,349
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,000	9,289
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,150	2,262
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,340	8,850
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,775	2,932
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,775	5,109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	856
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,435	2,616
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,570	1,686
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,086
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,240	10,039
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	6,235	6,774
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,160	3,236
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	200	212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,430	6,859
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,365	1,456
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,606
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,305	1,402
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	4,495	4,866
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,155	2,276
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	13,630	14,440
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,030	1,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5,665	6,057
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,000	3,217
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	2,250	2,451
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,300	2,419
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	8,070	8,557
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	6,375	6,760
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	2,000	2,161
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	14,045	14,479
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,825	6,122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	3,660	3,855
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	1,500	1,605

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	320	326
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	25	25
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	290	290
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	3,080	3,085
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,255	1,257
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	110	112
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,005	1,030
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	285	292
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	25
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,095	1,122
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	825	845
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	85	87
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,335	2,385
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	640	668
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	465	485
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,870	1,952
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	315	329
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	380	397
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	395	412
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	390	395
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,150	1,200
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	735	759
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,575	1,623
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,185	2,322
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,255	1,334
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,405	1,493
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	45	48
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,015	1,079
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	670	679
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,130	2,264
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	685	714
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	32,665	34,703
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	740	768
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	295	307
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,330	2,518
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,110	1,200
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	105	106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	280	303
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	3,230	3,333
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	790	854
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	420	454
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,430	1,565
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,065	1,166
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,540	1,686
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,899
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,756
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	445	459
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,340	1,394
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	870	952
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,425	1,578
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	225	247
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	275	305
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,920	2,126
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	635	642
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,210	1,246
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,055	1,096
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,215	1,305
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	345	374
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	970	1,074
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	3,420	3,787
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,955	1,977
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	305	316
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	35	39
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,775	5,330
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,095	3,312
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	340	372
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,255	1,382
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,600	1,786
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	580	596

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,800	2,009
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,665	4,091
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	830	839
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,375	2,460
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,205	1,337
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,120	1,194
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,195	1,309
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	415	463
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	70	75
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	630	690
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	245	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,300	1,460
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,470	1,651
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	7,370	8,277
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	375	379
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	220	228
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,110	3,335
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	955	1,017
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	670	742
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,790	4,223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,675	1,877
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	580	634
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	405	443
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	150	154
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,265	1,434
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	5,180	5,872
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,755	5,809
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	95	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,325	1,435
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,245	1,322
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	585	637
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,795	3,100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	50	56
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	190	203
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,160	1,264
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,620	1,786
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	620	635
[3]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,000	5,659
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,330	1,373
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5,720	5,773
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	185	190
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	254
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,325	1,427
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	254
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	790	856
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,755	1,868
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,290	1,413
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,820	2,004
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	785	869
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,935	3,179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	7,315	8,178
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	495	509
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	158
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	3,460	3,705
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,930	6,384
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	790	832
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,270	2,444
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	430	468
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	170	186
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	4,660	5,118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	8,735	9,684
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	3,935	4,133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,225	2,374
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	585	627
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	890	955
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	50	54
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	720	787
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	40	42
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,090	1,180

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	110	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	14,125	15,577
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,305	7,659
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,900	2,002
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,455	7,936
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,280	1,342
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,930	3,163
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	635	679
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,755	1,903
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,435	2,605
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,990	2,168
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	4,595	5,048
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,950	12,495
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,000	2,121
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,125	1,176
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	250	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,985	2,115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,565	3,799
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	5,075	5,455
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,390	2,580
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,390	3,675
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,080	1,135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	4,480	4,895
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,905	18,919
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10,015	10,627
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,210	5,528
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,335	4,638
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	930	1,003
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	3,270	3,512
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,410	1,444
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,470	3,672
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,045	5,381
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,420	1,503
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,240	1,263
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,315	2,488
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,950	3,193
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	4,715	5,011
[3]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	5,485	5,886
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	3,785	4,013
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	4,385	4,480
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,748	1,758
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	5,570	5,601
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	2,089	2,101
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.950%	12/1/2039	8,630	8,629
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.150%	12/1/2044	3,295	3,216
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	1,750	1,758
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	10,000	10,013
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2034	2,694	2,928
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2035	2,130	2,303
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	2,500	2,876
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	2,417	2,603
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	2,500	2,857
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2037	4,468	4,795
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	2,045	2,324
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	1,400	1,610
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2038	3,581	3,832
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	2,930	3,315
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	1,550	1,773
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	2,855	3,216
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,765	2,010
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2040	1,985	2,112
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	2,935	3,290
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	1,255	1,421
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	6,810	7,568
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	1,575	1,767
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	13,770	15,190
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	2,680	2,982
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	18,090	19,732
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	3,125	3,435

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	18,555	20,044
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	2,415	2,627
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	26,620	28,363
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	1,875	2,009
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2027	1,550	1,585
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2028	1,700	1,781
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2029	1,625	1,740
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2040	5,000	5,384
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2043	1,000	1,087
[10]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	1.620%	6/4/2026	10,050	10,050
	Los Rios Community College District GO	5.000%	8/1/2030	1,140	1,176
	Los Rios Community College District GO	4.000%	8/1/2031	3,080	3,122
	Los Rios Community College District GO	4.000%	8/1/2032	3,135	3,176
	Los Rios Community College District GO	3.000%	8/1/2035	1,035	1,015
	Lowell Joint School District GO	5.000%	8/1/2037	1,000	1,080
	Lowell Joint School District GO	3.000%	8/1/2040	1,365	1,191
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2039	750	830
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2041	1,500	1,645
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2042	1,000	1,090
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2043	1,000	1,085
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2044	275	296
[2]	Madera Unified School District GO	0.000%	5/1/2030	3,000	2,665
[2]	Mammoth CA Unified School District GO	0.000%	8/1/2026	1,250	1,244
[2]	Manhattan Beach Unified School District GO	0.000%	9/1/2026	2,160	2,146
	Manhattan Beach Unified School District GO	0.000%	9/1/2028	2,220	2,096
	Manhattan Beach Unified School District GO	0.000%	9/1/2031	965	833
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2027	265	269
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2028	375	386
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2029	350	364
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2030	325	341
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2032	550	573
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,110	1,126
[2]	Manteca Unified School District GO	0.000%	8/1/2028	3,180	3,000
[2]	Manteca Unified School District GO	0.000%	8/1/2033	5,435	4,349
[2]	Manteca Unified School District GO	0.000%	8/1/2034	5,425	4,169
	Manteca Unified School District GO	5.000%	8/1/2034	250	293
	Manteca Unified School District GO	5.000%	8/1/2035	250	296
	Manteca Unified School District GO	5.250%	8/1/2044	1,000	1,128
	Manteca Unified School District GO	5.250%	8/1/2045	2,045	2,287
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,002
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,002
	Marin Community College District GO, Prere.	4.000%	8/15/2027	800	815
	Marin Community College District GO, Prere.	4.000%	8/15/2027	2,945	3,000
	Marin Community College District GO, Prere.	4.000%	8/15/2027	1,900	1,935
	Marin Community College District GO, Prere.	4.000%	8/15/2027	3,030	3,086
	Marin Healthcare District GO	5.000%	8/1/2041	9,000	9,139
	Marina Coast Water District COP	4.000%	6/1/2044	1,160	1,165
	Marina Coast Water District COP	4.000%	6/1/2045	1,660	1,654
[3]	Mendocino-Lake Community College District GO	3.000%	8/1/2041	1,475	1,290
	Menifee CA Special Tax Revenue	5.000%	9/1/2038	500	534
	Menifee CA Special Tax Revenue	5.000%	9/1/2039	820	862
	Menifee CA Special Tax Revenue	3.000%	9/1/2042	550	444
	Menifee CA Special Tax Revenue	5.000%	9/1/2043	600	626
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2036	500	499
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2041	800	776
[4]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2026	1,035	1,037
[4]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2027	1,250	1,253
	Mid-Peninsula Water District (2025 Financing Project) COP	4.000%	12/1/2043	1,000	1,002
	Milpitas CA Unified School District GO	3.000%	8/1/2035	1,895	1,860
	Miracosta Community College District GO	2.000%	8/1/2039	2,235	1,745
	Miracosta Community College District GO	2.000%	8/1/2040	2,000	1,516
	Modesto CA Special Tax Revenue	5.000%	9/1/2029	1,570	1,572
	Modesto CA Special Tax Revenue	5.000%	9/1/2030	1,700	1,702
	Modesto High School District GO	5.000%	8/1/2036	350	410
	Modesto High School District GO	5.000%	8/1/2037	300	350
	Modesto High School District GO	5.000%	8/1/2042	750	844
	Modesto High School District GO	5.000%	8/1/2043	1,185	1,283
	Modesto High School District GO	5.000%	8/1/2043	775	866

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Modesto High School District GO	5.000%	8/1/2044	650	719
	Modesto High School District GO	5.000%	8/1/2045	1,000	1,093
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2031	1,200	1,279
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2037	2,360	2,472
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2038	2,015	2,106
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2031	660	684
[2]	Montebello Unified School District GO	0.000%	8/1/2026	1,000	995
	Monterey Park Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,200	1,213
	Monterey Peninsula Community College District GO	4.000%	8/1/2041	475	484
	Monterey Peninsula Community College District GO	4.000%	8/1/2042	440	446
	Monterey Peninsula Community College District GO	4.000%	8/1/2043	880	887
	Monterey Peninsula Community College District GO	4.000%	8/1/2044	700	703
	Monterey Peninsula Community College District GO	4.000%	8/1/2045	775	772
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	3,000	3,042
	Moreland School District GO	3.875%	8/1/2030	950	969
	Moreland School District GO	5.000%	8/1/2037	1,805	2,089
	Moreland School District GO	5.000%	8/1/2038	2,015	2,319
	Moreland School District GO	5.000%	8/1/2040	1,685	1,919
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2037	365	379
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2039	1,470	1,505
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2040	825	840
[3]	Moreno Valley CA Unified School District GO	5.000%	8/1/2040	650	742
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2041	1,620	1,641
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	775	895
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,000	1,144
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,250	1,420
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	2,000	2,249
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	1,300	1,446
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,220	1,252
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2032	1,020	1,045
[4,5]	Moreno Valley Public Financing Authority Electric Power & Light Revenue	5.250%	5/1/2042	1,100	1,253
[4,5]	Moreno Valley Public Financing Authority Electric Power & Light Revenue	5.250%	5/1/2043	1,000	1,132
[4,5]	Moreno Valley Public Financing Authority Electric Power & Light Revenue	5.250%	5/1/2044	1,050	1,180
[4,5]	Moreno Valley Public Financing Authority Electric Power & Light Revenue	5.250%	5/1/2046	740	819
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	930	935
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	200	201
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,010	1,036
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	225	232
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2028	250	264
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,185	1,221
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	425	459
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2030	850	935
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,390	1,433
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2035	920	947
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2036	575	651
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2040	600	661
	Morgan Hill Unified School District GO	4.000%	8/1/2032	400	405
	Morgan Hill Unified School District GO	4.000%	8/1/2033	200	202
	Morongo Unified School District GO	5.000%	8/1/2043	1,080	1,195
	Morongo Unified School District GO	5.000%	8/1/2044	500	548
	Morongo Unified School District GO	5.000%	8/1/2045	400	435
	Morongo Unified School District GO	5.000%	8/1/2047	1,000	1,069
	Mount Diablo CA Unified School District GO	5.000%	8/1/2031	400	448
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	625	711
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	750	853
	Mount Diablo CA Unified School District GO	5.000%	8/1/2033	545	628
	Mount Diablo CA Unified School District GO	5.000%	8/1/2034	525	612
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	725	852
	Mount San Jacinto Community College District GO	4.000%	8/1/2037	3,290	3,329
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	2,000	1,879
	Mountain House Community Facilities District Special Tax Revenue	4.250%	9/1/2035	400	402
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2040	500	519
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2045	875	892
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2026	290	292
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2027	360	367
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2028	430	442
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	450	469
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	215	223
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	550	578
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	330	345

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	575	602
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	400	418
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2032	400	417
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2033	325	337
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2034	300	310
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	325	334
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	1,000	1,026
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	315	323
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	300	307
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	300	306
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2039	275	280
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	5,320	5,389
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	350	355
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/2026	3,500	3,485
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/2033	3,000	2,604
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/2034	4,150	3,566
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2032	500	523
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2034	350	365
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2035	450	468
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2037	1,220	1,264
	Mountain View-Whisman School District GO	3.000%	9/1/2039	2,200	2,055
	Mountain View-Whisman School District GO	3.000%	9/1/2040	1,000	916
	Mountain View-Whisman School District GO	4.000%	9/1/2042	1,250	1,267
	Mountain View-Whisman School District GO	4.000%	9/1/2045	2,535	2,501
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	455	479
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	325	342
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	1,565	1,647
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	7,020	8,450
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	10,385	12,790
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	15,950	19,643
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	13,100	16,133
	Mt San Antonio Community College District GO	5.000%	8/1/2041	750	855
	Mt San Antonio Community College District GO	5.000%	8/1/2042	735	832
	Mt San Antonio Community College District GO	5.000%	8/1/2043	800	898
	Mt San Antonio Community College District GO	5.000%	8/1/2044	2,000	2,225
	Mt San Antonio Community College District GO	5.000%	8/1/2045	1,200	1,324
	Mt San Antonio Community College District GO	5.000%	8/1/2046	1,500	1,640
[4]	Murrieta Valley Unified School District GO	0.000%	9/1/2033	475	377
	Napa Valley Unified School District GO	0.000%	8/1/2029	2,000	1,836
	Napa Valley Unified School District GO	0.000%	8/1/2033	6,070	4,857
	Nevada Joint Union High School District GO	4.000%	8/1/2032	1,320	1,346
	Nevada Joint Union High School District GO	4.000%	8/1/2034	580	589
	New Haven Unified School District GO	4.000%	8/1/2029	100	103
	New Haven Unified School District GO	4.000%	8/1/2030	100	103
	New Haven Unified School District GO	4.000%	8/1/2031	100	103
	New Haven Unified School District GO	4.000%	8/1/2032	100	103
	New Haven Unified School District GO	4.000%	8/1/2035	325	331
	New Haven Unified School District GO	4.000%	8/1/2036	155	157
	New Haven Unified School District GO	5.000%	8/1/2042	1,000	1,125
	New Haven Unified School District GO	5.000%	8/1/2044	1,000	1,105
	New Haven Unified School District GO	5.000%	8/1/2045	1,180	1,290
[4]	Newark CA Unified School District GO	0.000%	8/1/2026	3,300	3,285
[3]	Newark CA Unified School District GO	4.000%	8/1/2036	1,135	1,182
[3]	Newark CA Unified School District GO	4.000%	8/1/2040	1,000	1,018
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/2038	1,010	1,025
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/2043	710	741
	Newport Mesa Unified School District GO	0.000%	8/1/2029	4,625	4,251
	Newport Mesa Unified School District GO	0.000%	8/1/2030	3,000	2,675
	Newport Mesa Unified School District GO	0.000%	8/1/2031	1,500	1,295
[2]	Newport Mesa Unified School District GO	0.000%	8/1/2031	5,275	4,528
	Newport Mesa Unified School District GO	0.000%	8/1/2032	14,000	11,691
	Norco CA Special Tax Revenue	5.000%	9/1/2026	1,620	1,627
	Norco CA Special Tax Revenue	5.000%	9/1/2027	1,755	1,798
[3]	Norco CA Special Tax Revenue	5.000%	9/1/2028	805	830
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2035	440	451
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	1,000	1,067
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	855	909
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2039	1,565	1,585
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2033	500	509
[3]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/2034	2,145	2,243

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2034	500	509
[2]	North Orange County CA Community College District GO	0.000%	8/1/2027	6,880	6,694
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,805	1,696
	North Orange County CA Community College District GO	3.000%	8/1/2039	2,165	2,004
	North Orange County CA Community College District GO	3.000%	8/1/2040	2,200	1,977
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	68,200	72,335
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/2021	693	139
[2]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2026	750	747
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2034	615	597
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2035	425	407
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2038	1,420	1,314
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2039	900	823
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2040	1,150	1,032
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	6,325	5,061
	Novato CA Unified School District GO	3.000%	8/1/2039	1,130	1,048
	Novato CA Unified School District GO	3.000%	8/1/2042	4,075	3,564
	Novato CA Unified School District GO	3.000%	8/1/2043	3,000	2,566
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2039	1,475	1,490
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2040	1,465	1,478
[10]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.670%	6/4/2026	4,000	4,000
	Oak Grove School District GO	0.000%	8/1/2027	1,700	1,649
	Oak Grove School District GO	0.000%	8/1/2029	2,750	2,521
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2031	1,915	1,641
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2032	1,030	879
	Oak Valley Hospital District GO	5.000%	7/1/2028	1,020	1,066
	Oak Valley Hospital District GO	5.000%	7/1/2029	1,000	1,064
	Oak Valley Hospital District GO	5.000%	7/1/2030	1,325	1,432
	Oak Valley Hospital District GO	5.000%	7/1/2031	1,475	1,612
	Oak Valley Hospital District GO	5.000%	7/1/2032	1,270	1,404
	Oak Valley Hospital District GO	5.000%	7/1/2033	1,800	2,009
	Oakdale CA Joint Unified School District GO	5.000%	8/1/2045	1,035	1,126
	Oakland CA GO	2.000%	1/15/2034	5,505	4,866
	Oakland CA GO	2.000%	1/15/2035	4,480	3,895
	Oakland CA GO	2.125%	1/15/2036	4,735	4,041
	Oakland CA GO	3.000%	1/15/2040	6,580	5,914
	Oakland CA GO	4.000%	1/15/2047	9,450	9,008
[3]	Oakland CA GO	4.000%	1/15/2047	6,385	6,129
[4]	Oceanside CA Unified School District GO	0.000%	8/1/2029	3,170	2,902
[4]	Oceanside CA Unified School District GO	0.000%	8/1/2030	2,050	1,819
[4]	Oceanside CA Unified School District GO	4.000%	8/1/2040	1,320	1,348
	Oceanside CA Unified School District GO	5.000%	8/1/2042	1,000	1,119
	Oceanside CA Unified School District GO	5.000%	8/1/2043	1,065	1,178
	Oceanside CA Unified School District GO	5.000%	8/1/2044	1,115	1,223
	Oceanside CA Unified School District GO	5.000%	8/1/2045	1,150	1,251
	Oceanside CA Unified School District GO	0.000%	8/1/2047	2,475	958
	Ohlone Community College District GO	3.000%	8/1/2038	4,345	4,015
	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/2039	1,015	1,068
	Ontario CA Special Tax Revenue	4.000%	9/1/2033	2,930	2,963
	Ontario CA Special Tax Revenue	5.000%	9/1/2038	1,205	1,291
	Ontario CA Special Tax Revenue	5.000%	9/1/2040	1,160	1,249
	Ontario CA Special Tax Revenue	5.250%	9/1/2043	1,000	1,060
	Ontario CA Special Tax Revenue	5.000%	9/1/2045	1,000	1,044
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2041	1,250	1,273
	Ontario Montclair School District GO	5.000%	8/1/2043	2,065	2,250
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2032	700	799
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2033	475	549
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2034	450	526
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2035	500	589
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2036	590	689
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2041	1,000	1,134
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2042	500	565
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,025	1,154
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2043	350	393
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	2,170	2,428
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2045	1,750	1,917
	Orange County CA Ocean View School District GO	5.000%	8/1/2042	1,105	1,216
	Orange County CA Ocean View School District GO	5.000%	8/1/2044	1,385	1,504
	Orange County CA Ocean View School District GO	5.000%	8/1/2045	1,125	1,210
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2027	500	515
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2028	900	950

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2029	1,000	1,080
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	2,870	3,045
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	6,865	7,263
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2035	790	811
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	811
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2034	1,130	1,166
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	1,170	1,197
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2037	770	784
	Oxnard School District BAN GO	0.000%	2/1/2031	825	709
[4]	Oxnard School District GO	0.000%	8/1/2031	1,520	1,298
[4]	Oxnard School District GO	0.000%	7/1/2033	3,445	2,746
[3]	Oxnard School District GO	4.000%	8/1/2046	780	767
[3,10]	Oxnard School District GO TOB VRDO	2.600%	6/1/2026	4,000	4,000
	Oxnard Union High School District GO	5.000%	8/1/2027	1,000	1,032
	Oxnard Union High School District GO	5.000%	8/1/2028	500	528
	Oxnard Union High School District GO	4.000%	8/1/2031	750	762
	Oxnard Union High School District GO	5.000%	8/1/2031	840	941
	Oxnard Union High School District GO	5.000%	8/1/2032	800	910
	Oxnard Union High School District GO	4.000%	8/1/2033	375	385
	Oxnard Union High School District GO	4.000%	8/1/2035	1,125	1,148
	Oxnard Union High School District GO	4.000%	8/1/2036	750	763
	Oxnard Union High School District GO	4.000%	8/1/2038	1,735	1,839
	Pajaro Valley Health Care District GO	5.000%	9/1/2046	2,750	2,704
	Pajaro Valley Unified School District GO	4.000%	8/1/2033	225	228
	Pajaro Valley Unified School District GO	4.000%	8/1/2034	250	253
	Pajaro Valley Unified School District GO	5.000%	8/1/2038	1,155	1,180
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2026	100	100
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2031	720	736
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2037	1,300	1,295
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2026	1,100	1,109
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,200	1,223
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	830	834
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	700	704
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,275	1,282
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,435	1,442
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	750	754
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,000	2,009
[3]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/2042	1,160	1,173
[3]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/2044	800	877
	Palo Alto CA COP	2.125%	11/1/2043	2,000	1,427
	Palo Alto Unified School District GO	3.250%	8/1/2042	3,000	2,806
	Palomar Community College District GO	5.000%	8/1/2033	2,805	2,885
	Palomar Health COP	5.000%	11/1/2026	920	916
	Palomar Health COP	5.000%	11/1/2027	750	741
[4]	Palomar Health GO	0.000%	8/1/2026	1,250	1,243
	Palomar Health GO	5.000%	8/1/2026	710	710
[2]	Palomar Health GO	0.000%	8/1/2027	16,165	15,421
[4]	Palomar Health GO	0.000%	8/1/2027	8,095	7,767
	Palomar Health GO	5.000%	8/1/2027	1,815	1,816
[4]	Palomar Health GO	0.000%	8/1/2028	955	883
	Palomar Health GO	5.000%	8/1/2028	1,640	1,640
	Palomar Health GO	5.000%	8/1/2028	10,085	10,087
[4]	Palomar Health GO	0.000%	8/1/2029	7,835	6,971
	Palomar Health GO	5.000%	8/1/2029	875	875
	Palomar Health GO	5.000%	8/1/2029	4,890	4,891
	Palomar Health GO	4.000%	8/1/2030	2,150	2,089
	Palomar Health GO	5.000%	8/1/2030	1,995	1,995
	Palomar Health GO	4.000%	8/1/2031	1,850	1,781
	Palomar Health GO	5.000%	8/1/2031	800	800
	Palomar Health GO	4.000%	8/1/2032	5,035	4,797
	Palomar Health GO	4.000%	8/1/2033	1,730	1,630
	Palomar Health GO	5.000%	8/1/2033	1,555	1,551
	Palomar Health GO	0.000%	8/1/2034	2,725	1,794
	Palomar Health GO	4.000%	8/1/2034	3,315	3,084
	Palomar Health GO	0.000%	8/1/2035	695	431
	Palomar Health GO	4.000%	8/1/2035	380	349
	Palomar Health GO	0.000%	8/1/2036	560	326
	Palomar Health GO	4.000%	8/1/2036	5,440	4,920
	Palomar Health GO	0.000%	8/1/2037	1,210	652
	Palomar Health GO	3.000%	8/1/2037	460	370

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health GO	4.000%	8/1/2037	4,365	3,888
[4]	Palomar Health GO	0.000%	8/1/2038	1,130	639
[4]	Palomar Health GO	7.000%	8/1/2038	3,510	3,839
[4]	Palomar Health GO	0.000%	8/1/2039	10,690	5,696
	Palomar Health GO	0.000%	8/1/2039	25	12
	Palomar Health GO	6.750%	8/1/2040	2,540	2,691
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	3,760	3,748
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,000	2,971
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	20	20
[2]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/2026	320	317
	Paradise Unified School District COP	5.000%	5/1/2036	950	985
	Paradise Unified School District COP	5.000%	5/1/2039	1,100	1,134
	Paradise Unified School District COP	5.250%	5/1/2044	2,000	2,035
[2]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,910	1,902
[3]	Paramount Unified School District GO	4.000%	8/1/2034	150	157
[3]	Paramount Unified School District GO	4.000%	8/1/2035	300	313
[3]	Paramount Unified School District GO	4.000%	8/1/2037	390	401
[3]	Paramount Unified School District GO	4.000%	8/1/2040	450	457
	Paramount Unified School District GO	0.000%	8/1/2042	2,000	993
[3]	Paramount Unified School District GO	3.000%	8/1/2045	2,000	1,629
	Pasadena Area Community College District GO	5.000%	8/1/2042	1,000	1,092
	Pasadena Area Community College District GO	5.000%	8/1/2043	500	543
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2040	1,550	875
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	1,000	536
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2042	1,200	608
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2043	1,000	480
	Pasadena Unified School District GO	5.000%	8/1/2044	5,000	5,533
	Pasadena Unified School District GO	5.250%	8/1/2045	4,000	4,469
	Pasadena Unified School District GO	5.250%	8/1/2046	3,800	4,214
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2033	595	640
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2035	750	803
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2036	1,000	1,068
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2037	1,000	1,065
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2038	600	636
	Peralta Community College District GO	5.000%	8/1/2030	1,280	1,414
	Peralta Community College District GO	5.000%	8/1/2031	2,315	2,603
	Peralta Community College District GO	5.250%	8/1/2042	2,000	2,204
	Peralta Community College District GO	5.000%	8/1/2043	2,200	2,456
	Peralta Community College District GO	5.000%	8/1/2044	2,410	2,667
	Peralta Community College District GO	5.000%	8/1/2045	2,000	2,186
	Perris CA Union High School District GO	3.000%	9/1/2036	1,090	1,033
	Perris CA Union High School District GO	3.000%	9/1/2038	800	742
	Perris CA Union High School District GO	3.000%	9/1/2039	850	776
	Perris CA Union High School District GO	3.000%	9/1/2040	1,000	890
[4]	Perris CA Union High School District GO	4.000%	9/1/2040	2,000	2,024
	Perris CA Union High School District GO	2.125%	9/1/2041	2,500	1,811
[4]	Perris Union High School District Financing Authority Special Tax Revenue	5.000%	9/1/2036	1,000	1,154
[4]	Perris Union High School District Financing Authority Special Tax Revenue	5.000%	9/1/2038	1,000	1,144
	Piedmont Unified School District GO	3.000%	8/1/2039	180	166
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2026	150	149
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2026	900	903
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2027	1,220	1,224
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2028	1,285	1,288
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2029	355	324
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2029	1,350	1,354
[4]	Pittsburg Unified School District GO	5.000%	8/1/2039	1,100	1,210
[4]	Pittsburg Unified School District GO	5.000%	8/1/2040	2,010	2,201
[4]	Pittsburg Unified School District GO	5.000%	8/1/2041	3,325	3,615
[4]	Pittsburg Unified School District GO	5.000%	8/1/2042	3,820	4,128
[4]	Pittsburg Unified School District GO	5.000%	8/1/2043	2,000	2,151
[4]	Pittsburg Unified School District GO	4.125%	8/1/2045	2,000	1,996
	Pittsburg Unified School District GO	3.500%	8/1/2046	740	656
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2031	150	128

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	1,500	1,445
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,500	1,429
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	941
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	1,250	1,164
[4]	Placer CA Union High School District GO	0.000%	8/1/2029	4,425	4,053
[4]	Placer CA Union High School District GO	0.000%	8/1/2030	2,400	2,130
[4]	Placer CA Union High School District GO	0.000%	8/1/2031	8,800	7,554
	Pleasanton Unified School District GO	4.000%	8/1/2034	1,050	1,062
	Pomona Unified School District GO	4.000%	8/1/2037	920	949
	Pomona Unified School District GO	5.250%	8/1/2038	1,000	1,124
	Pomona Unified School District GO	5.250%	8/1/2040	1,000	1,113
[4]	Pomona Unified School District GO	2.125%	8/1/2041	3,250	2,393
	Pomona Unified School District GO	5.000%	8/1/2041	375	420
	Pomona Unified School District GO	5.000%	8/1/2042	1,000	1,113
	Pomona Unified School District GO	5.000%	8/1/2043	700	774
	Pomona Unified School District GO	5.250%	8/1/2043	1,500	1,645
	Pomona Unified School District GO	5.000%	8/1/2044	615	674
	Pomona Unified School District GO	5.000%	8/1/2045	875	949
	Pomona Unified School District GO	5.000%	8/1/2046	1,000	1,079
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2042	3,500	3,900
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2043	2,500	2,770
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2044	1,000	1,099
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2027	1,250	1,290
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2028	1,610	1,663
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2029	925	953
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/2027	25	26
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2026	125	126
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2027	115	118
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2031	125	132
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2032	150	157
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2033	155	162
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2034	150	156
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2036	200	207
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2037	175	180
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2040	225	229
	Portola Valley School District GO	3.000%	8/1/2035	875	858
	Portola Valley School District GO	3.000%	8/1/2036	640	619
	Portola Valley School District GO	3.000%	8/1/2037	700	667
	Portola Valley School District GO	3.000%	8/1/2038	675	634
	Portola Valley School District GO	3.000%	8/1/2039	725	672
	Portola Valley School District GO	3.000%	8/1/2040	530	477
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2040	550	613
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2041	365	404
[3]	Poway Public Financing Authority Water Revenue	4.000%	6/1/2043	1,230	1,241
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/2026	1,370	1,385
	Poway Unified School District GO	0.000%	8/1/2028	9,070	8,568
	Poway Unified School District GO	0.000%	8/1/2029	5,310	4,874
	Poway Unified School District GO	0.000%	8/1/2030	100	89
	Poway Unified School District GO	0.000%	8/1/2031	2,375	2,054
	Poway Unified School District GO	0.000%	8/1/2034	3,500	2,721
	Poway Unified School District GO	0.000%	8/1/2035	8,475	6,336
	Poway Unified School District GO	0.000%	8/1/2036	9,420	6,754
	Poway Unified School District GO	0.000%	8/1/2038	6,495	4,269
	Poway Unified School District GO	0.000%	8/1/2039	3,445	2,159
	Poway Unified School District GO	0.000%	8/1/2041	3,000	1,703
	Poway Unified School District GO	0.000%	8/1/2046	18,860	7,766
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2026	2,500	2,516
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,595	1,803
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	2,845	3,118
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	1,890	2,128
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	3,000	3,281
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2035	1,245	1,394
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	1,845	2,054
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	500	541
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2026	190	191
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2027	315	320
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	265	274
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	390	403
[4]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	345	373

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	325	351
[4]	Poway Unified School District Special Tax Revenue	2.875%	9/1/2033	180	172
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2034	405	388
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2034	500	514
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2035	235	223
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2036	715	731
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2037	500	463
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2038	835	848
[4]	Poway Unified School District Special Tax Revenue	3.125%	9/1/2039	565	506
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2040	970	979
[7,10]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	5,000	5,000
[7,10]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	10,660	10,660
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2026	180	180
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2027	200	202
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2029	240	245
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2032	800	894
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2033	1,000	1,113
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2034	1,000	1,105
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	500	492
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	3,000	3,000
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	4,895	5,319
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	800	847
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2039	800	847
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2041	390	370
[4]	Rancho Santiago Community College District GO	0.000%	9/1/2028	1,000	941
[4]	Rancho Santiago Community College District GO	0.000%	9/1/2030	14,450	12,790
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/2040	5,105	4,683
	Ravenswood CA City School District GO	4.000%	8/1/2032	130	135
[4]	Ravenswood CA City School District GO	5.000%	8/1/2034	175	205
[4]	Ravenswood CA City School District GO	5.000%	8/1/2035	400	473
	Ravenswood CA City School District GO	4.000%	8/1/2036	270	276
[4]	Ravenswood CA City School District GO	5.000%	8/1/2037	425	495
	Ravenswood CA City School District GO	4.000%	8/1/2038	975	988
[4]	Ravenswood CA City School District GO	5.000%	8/1/2038	500	578
[4]	Ravenswood CA City School District GO	0.000%	8/1/2039	350	207
[4]	Ravenswood CA City School District GO	0.000%	8/1/2040	1,285	719
	Ravenswood CA City School District GO	4.000%	8/1/2040	590	595
[4]	Ravenswood CA City School District GO	0.000%	8/1/2041	1,250	660
[4]	Ravenswood CA City School District GO	0.000%	8/1/2042	1,070	531
[3]	Ravenswood CA City School District GO	5.000%	8/1/2043	2,075	2,247
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2027	1,350	1,386
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2030	800	843
[2]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/2035	500	500
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.000%	6/1/2045	10,345	10,218
	Redlands Unified School District GO	5.000%	7/1/2043	2,475	2,735
	Redlands Unified School District GO	5.000%	7/1/2044	2,100	2,298
	Redlands Unified School District GO	5.000%	7/1/2045	2,355	2,552
	Redondo Beach Unified School District GO	5.000%	8/1/2041	200	227
	Redondo Beach Unified School District GO	5.000%	8/1/2042	285	321
	Redondo Beach Unified School District GO	5.000%	8/1/2043	250	279
	Redondo Beach Unified School District GO	5.000%	8/1/2044	300	331
	Redondo Beach Unified School District GO	5.000%	8/1/2045	500	547
	Redwood City CA Special Tax Revenue	5.000%	9/1/2029	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2038	1,845	1,726
	Redwood City School District GO	3.000%	8/1/2033	1,430	1,420
	Redwood City School District GO	3.000%	8/1/2040	1,490	1,335
	Rialto CA Special Tax Revenue	5.000%	9/1/2043	2,340	2,441
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2028	1,000	1,053
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2030	1,285	1,350
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	470	492
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2033	760	794
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2037	8,225	8,550
[3]	Rialto Unified School District COP	5.000%	9/1/2028	285	301
[3]	Rialto Unified School District COP	5.000%	9/1/2029	335	362
[3]	Rialto Unified School District COP	5.000%	9/1/2030	350	385
[3]	Rialto Unified School District COP	5.000%	9/1/2031	350	392
[3]	Rialto Unified School District COP	5.000%	9/1/2032	475	540
[3]	Rialto Unified School District COP	5.000%	9/1/2033	850	981
[3]	Rialto Unified School District COP	5.000%	9/1/2034	875	1,017
[3]	Rialto Unified School District COP	5.000%	9/1/2035	1,555	1,788

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Rialto Unified School District GO	0.000%	8/1/2028	115	108
[3]	Rialto Unified School District GO	0.000%	8/1/2029	140	128
[3]	Rialto Unified School District GO	0.000%	8/1/2030	665	586
[3]	Rialto Unified School District GO	0.000%	8/1/2031	595	506
[3]	Rialto Unified School District GO	0.000%	8/1/2032	925	759
[3]	Rialto Unified School District GO	0.000%	8/1/2033	860	678
[3]	Rialto Unified School District GO	0.000%	8/1/2034	400	301
[3]	Rialto Unified School District GO	0.000%	8/1/2035	825	590
[3]	Rialto Unified School District GO	0.000%	8/1/2036	720	488
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2035	3,285	3,362
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2037	2,000	2,036
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/2039	760	805
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/2029	50	50
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2027	1,065	1,104
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2028	1,225	1,301
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2029	1,600	1,737
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2034	3,025	3,231
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2035	1,210	1,289
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2036	1,670	1,773
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2037	1,600	1,693
[3]	Rio Elementary CA School District BAN GO	0.000%	7/1/2028	3,000	2,823
	Rio Hondo CA Community College District GO	0.000%	8/1/2031	2,045	1,751
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	5,000	3,667
	Rio Hondo CA Community College District GO	5.000%	8/1/2042	795	894
	Rio Hondo CA Community College District GO	5.000%	8/1/2043	500	559
	Rio Hondo CA Community College District GO	5.000%	8/1/2044	1,250	1,381
	Rio Hondo CA Community College District GO	5.000%	8/1/2045	1,250	1,367
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	365	395
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	325	368
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2037	300	324
[4]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2038	500	519
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2039	2,180	2,289
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2040	1,900	1,908
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2041	995	930
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2041	540	600
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2042	1,000	1,018
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	4,000	4,274
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2043	1,500	1,536
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2044	1,660	1,620
	River Islands Public Financing Authority Special Tax Revenue	4.750%	9/1/2045	3,405	3,399
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2046	1,285	1,098
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2046	910	976
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2040	350	389
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2041	600	665
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2042	515	567
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	340	373
	Riverside CA Sewer Revenue	5.000%	8/1/2026	600	602
	Riverside CA Water Revenue	5.000%	10/1/2040	1,250	1,385
	Riverside CA Water Revenue	5.000%	10/1/2042	1,250	1,366
	Riverside Community College District GO	3.000%	8/1/2033	770	766
	Riverside Community College District GO	4.000%	8/1/2034	3,630	3,756
	Riverside Community College District GO	3.000%	8/1/2036	1,795	1,727
	Riverside Community College District GO	3.000%	8/1/2036	2,000	1,924
	Riverside Community College District GO	3.000%	8/1/2037	5,355	5,059
	Riverside Community College District GO	3.000%	8/1/2038	3,775	3,510
	Riverside Community College District GO	3.000%	8/1/2038	7,065	6,570
	Riverside Community College District GO	3.000%	8/1/2039	4,210	3,850
	Riverside Community College District GO	3.000%	8/1/2039	7,240	6,622
	Riverside Community College District GO	3.000%	8/1/2040	2,000	1,802
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2028	500	509
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2030	1,070	1,089
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2032	1,150	1,168
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2035	1,930	1,950
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2036	2,010	2,026
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	3,535	3,640
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,220	1,254
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/2040	5,000	5,002
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2026	450	453

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2027	300	309
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2028	650	687
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2029	750	810
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2030	770	848
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2031	1,230	1,377
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2032	1,180	1,340
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2033	1,000	1,150
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,015	1,021
	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	0.000%	10/1/2038	1,420	877
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	3,750	3,755
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2029	1,900	1,961
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2031	5,000	4,212
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2032	4,000	3,242
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2033	5,500	4,283
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2034	6,805	5,082
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	4,150	4,311
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	6,760	7,002
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	3,750	3,835
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2041	3,500	3,563
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	1,000	982
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,752	2,634
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2035	1,100	1,158
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,385	1,387
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,055	1,057
	Riverside Unified School District GO	4.000%	8/1/2030	850	864
	Riverside Unified School District GO	4.000%	8/1/2031	1,250	1,269
	Riverside Unified School District GO	4.000%	8/1/2034	1,135	1,148
	Riverside Unified School District GO	3.000%	8/1/2036	2,000	1,898
	Riverside Unified School District GO	3.000%	8/1/2037	4,800	4,490
	Riverside Unified School District GO	3.000%	8/1/2038	2,310	2,131
	Riverside Unified School District GO	3.000%	8/1/2039	5,000	4,548
	Riverside Unified School District GO	3.000%	8/1/2040	7,500	6,674
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2039	500	525
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2044	690	713
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2027	1,550	1,579
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,650	1,705
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2029	1,820	1,904
	Romoland School District Special Tax Revenue	4.000%	9/1/2026	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/2028	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/2029	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/2031	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2032	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2033	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2034	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2035	115	116
	Romoland School District Special Tax Revenue	5.000%	9/1/2038	250	267
	Romoland School District Special Tax Revenue	5.000%	9/1/2039	610	652
	Romoland School District Special Tax Revenue	5.000%	9/1/2043	440	459
	Romoland School District Special Tax Revenue	5.000%	9/1/2044	565	586
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2032	250	254
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2033	350	355
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	110	110
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	220	222
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	200	205
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	240	245
	Roseville CA Special Tax Revenue	5.000%	9/1/2029	425	426
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	125	128
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	85	87

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/2031	165	169
	Roseville CA Special Tax Revenue	4.000%	9/1/2032	265	270
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	250	255
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	570	578
	Roseville CA Special Tax Revenue	4.000%	9/1/2034	500	505
	Roseville CA Special Tax Revenue	5.000%	9/1/2034	250	268
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	750	754
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	485	486
	Roseville CA Special Tax Revenue	2.500%	9/1/2037	1,540	1,270
	Roseville CA Special Tax Revenue	5.000%	9/1/2039	1,000	1,050
	Roseville CA Special Tax Revenue	5.000%	9/1/2040	400	415
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	305	298
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	2,290	2,230
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	500	483
	Roseville CA Special Tax Revenue	5.000%	9/1/2044	700	717
	Roseville CA Special Tax Revenue	5.000%	9/1/2045	1,000	1,020
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2027	1,100	1,135
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2029	750	774
[4]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2030	2,000	2,063
[4]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2031	2,665	2,746
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/2026	300	300
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/2027	370	361
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/2028	615	586
[3]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/2035	2,000	1,719
	Roseville Joint Union High School District GO	0.000%	8/1/2026	500	498
	Roseville Joint Union High School District GO	0.000%	8/1/2028	500	466
[4]	Roseville Joint Union High School District GO	0.000%	8/1/2029	3,215	2,937
	Roseville Joint Union High School District GO	0.000%	8/1/2029	1,085	975
	Roseville Joint Union High School District GO	0.000%	8/1/2030	1,000	862
[4]	Roseville Joint Union High School District GO	0.000%	8/1/2031	6,815	5,826
	Roseville Joint Union High School District GO	0.000%	8/1/2031	1,585	1,307
	Roseville Joint Union High School District GO	0.000%	8/1/2033	500	395
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2036	1,950	2,256
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2037	2,145	2,467
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2038	640	728
	Roseville Joint Union High School District GO	0.000%	8/1/2039	530	302
	Roseville Joint Union High School District GO	0.000%	8/1/2040	500	268
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2040	1,000	1,113
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2041	1,000	1,107
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2046	1,270	1,349
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	455	461
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	1,725	1,777
[4]	Ross Valley CA School District GO	0.000%	7/1/2026	510	509
	Rowland Unified School District GO	4.000%	8/1/2043	2,135	2,152
	Rowland Unified School District GO	4.000%	8/1/2045	4,225	4,193
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2026	280	280
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2027	650	651
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2028	250	250
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2029	500	501
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2033	1,280	1,282
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2034	1,340	1,342
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/2040	2,390	2,414
	Sacramento CA City Unified School District GO	5.000%	8/1/2027	205	211
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,000	1,051
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2029	1,885	2,025
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2029	200	209
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2030	2,300	2,518
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2030	200	211
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2031	220	231
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2033	200	208
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2034	605	628
[4]	Sacramento CA City Unified School District GO	6.000%	8/1/2034	1,380	1,696
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2035	450	466
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2037	1,000	1,026
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2038	1,000	1,063
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2039	2,010	2,126
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2041	2,000	2,099
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2042	4,350	4,393
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	3,320	3,595
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	1,400	1,528

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	2,650	2,892
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	9,730	10,481
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	2,870	3,114
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	3,085	3,345
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,750	2,957
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,740	4,021
[4]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/2029	2,215	2,376
	Sacramento CA Special Tax Revenue	4.000%	9/1/2026	505	506
	Sacramento CA Special Tax Revenue	4.000%	9/1/2028	635	647
	Sacramento CA Special Tax Revenue	4.000%	9/1/2030	260	268
	Sacramento CA Special Tax Revenue	4.000%	9/1/2031	220	226
	Sacramento CA Special Tax Revenue	4.000%	9/1/2032	315	323
	Sacramento CA Special Tax Revenue	4.000%	9/1/2034	560	570
	Sacramento CA Special Tax Revenue	4.000%	9/1/2036	660	666
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2027	1,535	1,570
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,605	1,688
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,500	1,578
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2029	1,240	1,302
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2030	930	976
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	2,000	2,095
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	1,600	1,675
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2032	1,395	1,459
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2033	985	1,028
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,250	1,303
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,520	1,584
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2035	2,000	2,082
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2037	2,405	2,495
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,290	1,336
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,375	1,424
	Sacramento CA Water Revenue	5.000%	9/1/2042	6,465	6,591
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2027	15,815	15,192
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2031	5,000	4,237
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2034	10,360	7,832
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,026
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,815	1,863
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2028	1,410	1,485
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,410	3,595
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2031	1,845	1,943
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	665	699
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,510	1,588
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	750	787
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	1,250	1,305
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,530	2,636
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	1,017
[3]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/2038	960	983
	Sacramento County CA Housing Authority Local or Guaranteed Housing Revenue	4.125%	5/1/2040	2,455	2,470
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2027	2,360	2,411
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2028	3,000	3,108
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2029	3,105	3,251
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2030	7,030	7,431
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2032	3,050	3,249
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2034	3,400	3,606
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2035	1,635	1,731
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2036	1,000	1,055
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2037	1,200	1,261
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2042	5,000	5,151
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	1,250	1,400
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	2,245	2,504
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	1,675	1,859
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2042	2,370	2,610
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2042	2,000	2,221
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2043	3,125	3,424
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2043	2,000	2,209
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	14,560	14,509
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2045	4,000	4,351
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	11,500	12,594
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2035	850	867
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2036	680	691
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2037	950	959
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2038	2,820	2,837

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2039	2,930	2,945
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2040	2,045	2,055
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2041	1,075	1,079
[3]	Salinas City Elementary School District GO	5.000%	8/1/2043	1,050	1,124
	Salinas Union High School District GO	4.000%	8/1/2036	1,000	1,026
	Salinas Union High School District GO	4.000%	8/1/2038	1,200	1,220
	Salinas Union High School District GO	5.000%	8/1/2038	600	693
	Salinas Union High School District GO	4.000%	8/1/2039	1,000	1,014
	Salinas Union High School District GO	4.000%	8/1/2040	1,000	1,011
	Salinas Union High School District GO	5.000%	8/1/2041	1,380	1,512
	Salinas Union High School District GO	5.000%	8/1/2042	1,000	1,125
	Salinas Union High School District GO	5.000%	8/1/2043	800	894
	Salinas Union High School District GO	5.000%	8/1/2044	1,000	1,106
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2027	1,245	1,287
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2028	2,315	2,454
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2035	2,500	2,618
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2038	3,250	3,384
[4]	San Bernardino City Unified School District COP	4.375%	10/1/2043	5,000	5,171
[2]	San Bernardino City Unified School District GO	0.000%	8/1/2026	1,300	1,294
[2]	San Bernardino City Unified School District GO	0.000%	8/1/2027	310	300
[2,3]	San Bernardino City Unified School District GO	0.000%	8/1/2027	455	440
[4]	San Bernardino City Unified School District GO	1.250%	8/1/2029	450	414
[4]	San Bernardino City Unified School District GO	4.000%	8/1/2029	1,100	1,148
[4]	San Bernardino City Unified School District GO	0.000%	8/1/2030	11,700	10,278
[4]	San Bernardino City Unified School District GO	5.000%	8/1/2030	630	649
[4]	San Bernardino City Unified School District GO	1.625%	8/1/2031	2,000	1,782
	San Bernardino Community College District GO	5.000%	8/1/2041	2,660	3,025
	San Bernardino Community College District GO	5.000%	8/1/2042	4,000	4,516
	San Bernardino Community College District GO	5.000%	8/1/2043	4,200	4,713
[3]	San Bernardino Community College District GO	0.000%	8/1/2044	7,000	3,222
	San Bernardino Community College District GO	0.000%	8/1/2044	4,200	1,771
	San Bernardino Community College District GO	0.000%	8/1/2045	2,825	1,116
	San Bernardino County Housing Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2036	3,085	3,098
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2029	1,315	1,352
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2030	215	221
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2031	2,365	2,425
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2032	2,735	2,801
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2033	815	834
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2034	3,055	3,124
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2035	1,635	1,670
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2036	1,525	1,556
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2037	1,070	1,091
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,255	1,278
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	1,000	1,017
	San Diego CA Unified School District GO	0.000%	7/1/2029	3,375	3,096
	San Diego CA Unified School District GO	0.000%	7/1/2029	940	854
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,010	1,760
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,570	2,294
	San Diego CA Unified School District GO	0.000%	7/1/2030	3,330	2,960
	San Diego CA Unified School District GO	0.000%	7/1/2031	2,300	1,936
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,000	1,617
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,750	2,288
	San Diego CA Unified School District GO	0.000%	7/1/2034	2,700	2,092
	San Diego CA Unified School District GO	4.000%	7/1/2034	3,000	3,154
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,275	948
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,025	729
	San Diego CA Unified School District GO	4.000%	7/1/2035	2,000	2,091
	San Diego CA Unified School District GO	4.000%	7/1/2036	1,640	1,684
	San Diego CA Unified School District GO	4.000%	7/1/2036	2,145	2,202
	San Diego CA Unified School District GO	4.000%	7/1/2036	3,000	3,116
	San Diego CA Unified School District GO	0.000%	7/1/2037	2,000	1,363
	San Diego CA Unified School District GO	3.000%	7/1/2037	4,000	3,839
	San Diego CA Unified School District GO	4.000%	7/1/2037	1,735	1,772
	San Diego CA Unified School District GO	4.000%	7/1/2037	1,585	1,618
	San Diego CA Unified School District GO	4.000%	7/1/2038	1,805	1,836
	San Diego CA Unified School District GO	5.000%	7/1/2038	1,805	2,060
	San Diego CA Unified School District GO	0.000%	7/1/2039	4,160	2,587
	San Diego CA Unified School District GO	4.000%	7/1/2039	1,570	1,594
	San Diego CA Unified School District GO	4.000%	7/1/2039	2,030	2,061
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,500	891

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	5.000%	7/1/2040	485	533
San Diego CA Unified School District GO	5.000%	7/1/2040	2,820	3,176
San Diego CA Unified School District GO	5.000%	7/1/2041	620	677
San Diego CA Unified School District GO	5.000%	7/1/2041	1,000	1,118
San Diego CA Unified School District GO	5.000%	7/1/2041	5,050	5,645
San Diego CA Unified School District GO	5.000%	7/1/2041	2,635	3,155
San Diego CA Unified School District GO	0.000%	7/1/2042	2,800	1,503
San Diego CA Unified School District GO	5.000%	7/1/2042	430	467
San Diego CA Unified School District GO	5.000%	7/1/2042	4,225	4,691
San Diego CA Unified School District GO	5.000%	7/1/2042	2,600	3,103
San Diego CA Unified School District GO	0.000%	7/1/2043	1,000	509
San Diego CA Unified School District GO	5.000%	7/1/2043	600	663
San Diego CA Unified School District GO	5.000%	7/1/2043	4,000	4,418
San Diego CA Unified School District GO	5.000%	7/1/2043	520	619
San Diego CA Unified School District GO	5.000%	7/1/2043	2,500	2,977
San Diego CA Unified School District GO	0.000%	7/1/2044	3,000	1,439
San Diego CA Unified School District GO	5.000%	7/1/2044	680	745
San Diego CA Unified School District GO	5.000%	7/1/2044	1,575	1,726
San Diego CA Unified School District GO	5.000%	7/1/2044	1,375	1,625
San Diego CA Unified School District GO	5.000%	7/1/2044	2,000	2,212
San Diego CA Unified School District GO	5.000%	7/1/2044	2,250	2,488
San Diego CA Unified School District GO	5.000%	7/1/2044	3,785	4,472
San Diego CA Unified School District GO	0.000%	7/1/2045	4,840	2,194
San Diego CA Unified School District GO	4.000%	7/1/2045	1,875	1,878
San Diego CA Unified School District GO	5.000%	7/1/2045	1,380	1,503
San Diego CA Unified School District GO	5.000%	7/1/2045	500	583
San Diego CA Unified School District GO	5.000%	7/1/2045	1,220	1,340
San Diego CA Unified School District GO	5.000%	7/1/2045	2,540	2,789
San Diego CA Unified School District GO	5.000%	7/1/2045	2,630	3,065
San Diego CA Unified School District GO	4.000%	7/1/2046	2,500	2,474
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	4,925	4,914
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	3,500	3,492
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	5,470	5,311
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,370	1,330
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,690	1,641
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	1,115	1,054
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	960	908
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	2,390	2,260
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	3,535	3,342
San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	310	285
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	625	558
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	3,915	3,494
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	5,220	4,659
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,000	892
San Diego Community College District GO	4.000%	8/1/2041	1,450	1,481
San Diego Community College District GO	4.000%	8/1/2042	2,000	2,028
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	2,035	2,094
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	780	842
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,000	1,026
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,315	1,348
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	455	498
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,870	2,002
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,010	1,035
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,925	3,121
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,000	1,024
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	2,765	2,828
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	410	444
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	8,000	8,164
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	1,600	1,652
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	1,690	1,726
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	560	605
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,850	3,071
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	585	630
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	6,025	6,361
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	650	697
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,113
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2041	2,520	2,548
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	2,250	2,492
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	3,000	3,051
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,500	2,753

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,350	1,519
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,455	1,594
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,220	1,365
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,470	2,575
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,935	3,255
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	3,190	3,509
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	2,250	2,493
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	2,000	2,203
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	9,235	9,300
[7,10]	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue TOB VRDO	2.870%	6/1/2026	2,130	2,130
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2037	3,360	3,513
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,540	1,790
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,770	2,043
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,500	1,666
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,500	2,748
[10]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	1.600%	6/4/2026	7,025	7,025
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2040	3,000	3,402
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	2,240	2,532
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	2,670	2,996
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,275	3,638
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	2,230	2,455
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	1,995	2,178
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2038	1,000	1,077
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2040	800	882
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2041	1,630	1,739
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2042	1,000	1,093
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	1,420	1,563
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	1,000	1,092
[4]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/2026	3,665	3,640
	San Dieguito Union High School District GO	3.000%	8/1/2037	1,125	1,072
	San Dieguito Union High School District GO	3.000%	8/1/2038	5,690	5,346
	San Dieguito Union High School District GO	3.000%	8/1/2039	1,220	1,128
	San Dieguito Union High School District GO	3.000%	8/1/2040	2,235	2,003
	San Dieguito Union High School District GO	3.000%	8/1/2041	1,250	1,108
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	6,000	6,871
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2034	8,250	9,703
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	1,625	1,676
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	5,000	5,940
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2039	2,500	1,906
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	2,000	1,458
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	3,500	4,028
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,390	2,727
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	3,805	4,312
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	3,255	3,656
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,810	2,011
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	2,385	2,623
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2034	1,615	1,628
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	2,240	2,247
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	24,555	20,675
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2031	1,915	1,934
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2030	2,180	2,239
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2031	2,265	2,321
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2032	2,355	2,407
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2033	2,450	2,499
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	8,085	8,092
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	8,405	8,411
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/2031	6,075	6,079
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2042	500	555
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2043	500	505
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2044	325	355
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2045	125	125
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2042	1,000	1,066
	San Francisco CA City & County COP	4.000%	4/1/2043	1,065	1,076
	San Francisco CA City & County COP	4.000%	4/1/2044	1,260	1,266
	San Francisco CA City & County COP	4.000%	4/1/2045	800	800
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2026	150	150
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2031	375	381
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2036	2,100	2,102
	San Francisco CA City & County GO	2.000%	6/15/2031	1,815	1,685
	San Francisco CA City & County GO	2.000%	6/15/2032	4,110	3,745

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	4.000%	6/15/2032	5,460	5,601
	San Francisco CA City & County GO	2.000%	6/15/2033	4,775	4,262
	San Francisco CA City & County GO	4.000%	6/15/2035	200	204
	San Francisco CA City & County GO	4.000%	6/15/2037	1,145	1,174
	San Francisco CA City & County GO	4.000%	6/15/2042	1,270	1,273
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	500	536
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	420	450
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2037	500	523
	San Francisco CA City & County Local or Guaranteed Housing Revenue	2.550%	7/1/2039	785	633
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	3,980	4,161
[10]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	47,400	47,400
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	4,330	5,166
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	2,775	3,311
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	2,500	2,596
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,550	1,728
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,570	1,884
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	5,270	5,414
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	2,530	2,812
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	1,000	1,131
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	3,200	3,534
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	750	842
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,220	2,437
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,795	3,068
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	1,480	1,624
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	570	635
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	2,925	3,180
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	2,905	3,131
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	1,675	1,853
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	5,000	5,513
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	9,090	9,632
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	2,000	2,197
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2037	7,750	7,953
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	10,800	11,417
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	8,705	8,893
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	10,000	10,550
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	4,875	4,964
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2040	1,720	1,742
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2040	3,500	3,902
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	2,250	2,499
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	2,750	3,030
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	3,250	3,526
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	1,555	1,703
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	2,635	2,864
[5]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	3,190	3,526
[5]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	3,235	3,543
[5]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	10,000	10,849
[7,10]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	1.750%	6/4/2026	14,585	14,585
	San Francisco City & County Port Commission Port, Airport & Marina Revenue	4.000%	3/1/2039	1,240	1,262

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2039	1,235	1,273
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	3,550	3,698
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	3,135	3,251
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	4,790	4,961
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2039	1,400	1,455
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,595	1,749
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	25,340	26,051
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	11,725	12,628
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	45,655	47,388
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	495	519
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,375	1,579
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,000	1,149
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,490	1,711
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,500	1,723
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2039	1,100	1,243
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2040	1,500	1,689
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2041	1,655	1,853
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2042	1,250	1,391
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2043	1,000	1,107
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2026	510	512
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2028	885	888
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2029	755	758
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2030	605	607
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2031	935	938
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2032	860	863
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2033	750	752
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2034	555	557
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2035	620	622
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2036	780	782
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2027	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2029	460	461
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2031	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	450	451
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	1,000	1,003
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	670	672
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	660	662
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	700	702
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	660	662
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	400	401
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	900	903
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	350	351
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	625	627
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Projects)	5.000%	8/1/2043	2,210	2,415
[3]	San Francisco Community College District GO	5.000%	6/15/2030	575	637
[3]	San Francisco Community College District GO	5.000%	6/15/2031	430	485
[3]	San Francisco Community College District GO	5.000%	6/15/2032	575	659
	San Francisco Community College District GO	4.000%	6/15/2033	850	884
[3]	San Francisco Community College District GO	5.000%	6/15/2033	750	872

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Community College District GO	4.000%	6/15/2034	595	616
[3]	San Francisco Community College District GO	5.000%	6/15/2034	800	938
[3]	San Francisco Community College District GO	5.000%	6/15/2039	1,200	1,356
[3]	San Francisco Community College District GO	5.000%	6/15/2040	1,600	1,800
[3]	San Francisco Community College District GO	5.000%	6/15/2041	5,300	5,937
[3]	San Francisco Community College District GO	5.000%	6/15/2042	5,665	6,300
[3]	San Francisco Community College District GO	5.000%	6/15/2043	6,335	6,998
[3]	San Francisco Community College District GO	5.000%	6/15/2044	5,000	5,469
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	1,310	1,278
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2041	620	620
	San Francisco Unified School District GO	4.000%	6/15/2033	3,140	3,195
	San Francisco Unified School District GO	4.000%	6/15/2035	2,010	2,033
	San Francisco Unified School District GO	5.000%	6/15/2035	1,200	1,367
	San Francisco Unified School District GO	4.000%	6/15/2036	2,540	2,565
	San Francisco Unified School District GO	5.000%	6/15/2036	2,750	3,111
	San Francisco Unified School District GO	5.000%	6/15/2037	7,565	8,124
	San Francisco Unified School District GO	3.000%	6/15/2038	9,120	8,421
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,281
	San Francisco Unified School District GO	3.000%	6/15/2039	9,000	8,181
	San Francisco Unified School District GO	5.000%	6/15/2039	2,065	2,204
	San Francisco Unified School District GO	5.000%	6/15/2039	2,750	3,059
	San Francisco Unified School District GO	3.000%	6/15/2040	7,025	6,275
	San Francisco Unified School District GO	5.000%	6/15/2040	3,000	3,309
	San Francisco Unified School District GO	5.000%	6/15/2041	1,100	1,203
	San Francisco Unified School District GO	5.000%	6/15/2042	1,395	1,515
	San Francisco Unified School District GO	5.000%	6/15/2043	1,855	2,006
	San Gabriel Unified School District GO	0.000%	8/1/2036	1,300	897
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2028	1,080	1,086
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2029	1,165	1,172
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2030	1,225	1,232
[4]	San Jacinto Unified School District COP	5.000%	9/1/2029	1,255	1,356
[4]	San Jacinto Unified School District COP	5.000%	9/1/2031	1,385	1,519
[4]	San Jacinto Unified School District COP	5.000%	9/1/2033	1,525	1,664
[4]	San Jacinto Unified School District COP	5.000%	9/1/2035	1,685	1,825
[3]	San Jacinto Unified School District GO	3.750%	8/1/2041	300	292
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2033	7,115	7,250
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	1,485	1,512
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2038	3,385	3,573
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	2,645	2,767
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	17,480	17,719
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2027	100	98
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2031	140	121
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	1,160	965
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	725	559
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	10,725	11,092
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	8,945	9,251
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	120	89
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2035	1,730	1,782
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2036	1,415	1,451
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2037	435	444
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2038	610	620
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2039	315	319
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2040	485	490
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2044	2,000	1,948
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	1,100	1,101
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2027	170	173
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2028	225	236
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2029	275	295
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2030	375	410
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2031	700	774
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2032	725	802
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2033	760	838
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2034	765	840
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2035	370	383
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2036	375	387
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2037	1,000	1,026
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2038	620	635
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2039	755	772
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2040	1,275	1,302
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	71,790	79,513

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	9,245	9,927
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,000	2,000
	San Jose Evergreen Community College District GO	4.000%	9/1/2031	700	720
	San Jose Evergreen Community College District GO	4.000%	9/1/2033	850	870
	San Jose Evergreen Community College District GO	3.000%	9/1/2037	2,250	2,131
	San Jose Evergreen Community College District GO	3.000%	9/1/2038	4,150	3,871
	San Jose Evergreen Community College District GO	3.000%	9/1/2039	3,500	3,221
	San Jose Evergreen Community College District GO	4.000%	9/1/2041	2,600	2,679
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	2,345	2,400
	San Jose Evergreen Community College District GO	4.000%	9/1/2043	1,500	1,525
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,325	1,477
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	2,000	2,219
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,250	1,375
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,455	2,528
[2]	San Jose Unified School District GO	0.000%	8/1/2028	8,455	8,003
	San Juan Unified School District GO	4.000%	8/1/2031	1,000	1,027
	San Juan Unified School District GO	4.000%	8/1/2032	1,270	1,303
	San Juan Unified School District GO	3.000%	8/1/2036	2,630	2,495
	San Juan Unified School District GO	2.375%	8/1/2040	2,000	1,572
	San Juan Unified School District GO	2.375%	8/1/2041	1,955	1,486
	San Juan Unified School District GO	4.000%	8/1/2041	1,500	1,535
	San Juan Unified School District GO	5.000%	8/1/2041	4,000	4,268
	San Juan Unified School District GO	4.000%	8/1/2042	2,500	2,543
	San Juan Unified School District GO	5.250%	8/1/2042	10,585	12,094
	San Juan Unified School District GO	4.000%	8/1/2043	2,510	2,540
	San Juan Unified School District GO	5.250%	8/1/2043	5,000	5,675
	San Juan Unified School District GO	4.000%	8/1/2044	4,665	4,693
	San Juan Unified School District GO	5.250%	8/1/2044	4,000	4,504
[3]	San Leandro Unified School District GO	4.000%	8/1/2032	500	513
[3]	San Leandro Unified School District GO	4.000%	8/1/2033	400	409
[3]	San Leandro Unified School District GO	4.000%	8/1/2034	670	683
[3]	San Leandro Unified School District GO	4.000%	8/1/2034	1,200	1,254
[3]	San Leandro Unified School District GO	4.000%	8/1/2035	275	279
[3]	San Leandro Unified School District GO	4.000%	8/1/2035	1,325	1,380
	San Leandro Unified School District GO	5.000%	8/1/2043	800	893
	San Leandro Unified School District GO	5.000%	8/1/2044	375	415
	San Leandro Unified School District GO	5.000%	8/1/2045	500	547
	San Leandro Unified School District GO	5.000%	8/1/2046	500	544
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2028	155	157
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2030	120	123
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2032	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2033	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2036	325	328
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2039	660	655
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2041	150	145
	San Luis Obispo County Community College District GO	4.000%	8/1/2040	500	520
	San Luis Obispo County Community College District GO	4.000%	8/1/2041	700	724
	San Luis Obispo County Community College District GO	4.000%	8/1/2042	900	924
	San Luis Obispo County Community College District GO	4.000%	8/1/2043	900	919
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2040	2,540	2,843
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2041	1,665	1,847
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2042	1,615	1,781
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2027	600	617
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2028	890	916
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2030	750	771
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2031	1,060	1,089
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2032	850	873
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2033	1,135	1,165
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2035	1,000	1,024
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2036	1,325	1,356
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2037	1,750	1,788
	San Marcos Unified School District GO	0.000%	8/1/2030	2,000	1,766
	San Marcos Unified School District GO	0.000%	8/1/2031	2,000	1,706
	San Marcos Unified School District GO	0.000%	8/1/2032	1,165	966
	San Marcos Unified School District GO	0.000%	8/1/2032	2,500	2,059
	San Marcos Unified School District GO	0.000%	8/1/2041	3,000	1,645
	San Marcos Unified School District GO	5.000%	8/1/2041	1,750	1,978
	San Marcos Unified School District GO	5.000%	8/1/2041	900	1,017
	San Marcos Unified School District GO	0.000%	8/1/2042	1,140	592
	San Marcos Unified School District GO	5.000%	8/1/2042	4,050	4,541

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos Unified School District GO	0.000%	8/1/2043	1,500	736
	San Marcos Unified School District GO	5.000%	8/1/2043	4,000	4,459
	San Marcos Unified School District GO	5.000%	8/1/2044	780	859
	San Marcos Unified School District GO	5.000%	8/1/2045	890	972
[2]	San Mateo County Community College District GO	0.000%	9/1/2028	6,550	6,164
[2]	San Mateo County Community College District GO	0.000%	3/1/2031	2,375	2,068
	San Mateo County Community College District GO	4.000%	9/1/2034	2,670	2,730
[2]	San Mateo County Community College District GO	0.000%	9/1/2035	11,000	8,075
[2]	San Mateo County Community College District GO	0.000%	9/1/2036	18,855	13,246
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	1,022
	San Mateo Foster City CA School District GO	4.000%	8/1/2043	1,200	1,220
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2035	1,535	1,590
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2036	1,505	1,606
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2039	1,275	1,292
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2037	4,755	4,499
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2038	4,900	4,576
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2039	5,045	4,648
[4]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2035	4,875	5,114
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2036	6,075	6,361
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2037	6,435	6,722
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,075	7,302
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	7/15/2026	5,000	5,009
[5]	San Mateo Union High School District GO	5.000%	9/1/2030	2,000	2,220
[5]	San Mateo Union High School District GO	5.000%	9/1/2031	1,400	1,583
[5]	San Mateo Union High School District GO	5.000%	9/1/2032	1,210	1,391
[5]	San Mateo Union High School District GO	5.000%	9/1/2033	2,325	2,707
[5]	San Mateo Union High School District GO	5.000%	9/1/2034	1,835	2,157
[5]	San Mateo Union High School District GO	5.000%	9/1/2035	1,000	1,185
[5]	San Mateo Union High School District GO	5.000%	9/1/2036	1,000	1,194
[5]	San Mateo Union High School District GO	5.000%	9/1/2037	750	888
[5]	San Mateo Union High School District GO	5.000%	9/1/2039	1,000	1,166
[4]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2042	3,815	3,848
[2]	San Rafael CA City High School District GO	0.000%	8/1/2026	3,315	3,300
[2]	San Rafael CA City High School District GO	0.000%	8/1/2029	6,505	5,950
	San Rafael CA City High School District GO	4.000%	8/1/2035	1,075	1,110
	San Rafael CA City High School District GO	4.000%	8/1/2036	1,200	1,232
	San Rafael CA City High School District GO	3.000%	8/1/2038	2,875	2,701
	San Rafael CA City High School District GO	3.000%	8/1/2039	2,500	2,312
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,450	1,296
[2]	San Rafael City Elementary School District GO	0.000%	8/1/2028	3,175	2,987
[2]	San Rafael City Elementary School District GO	0.000%	8/1/2029	3,025	2,764
	San Rafael City Elementary School District GO	3.000%	8/1/2037	825	775
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2027	1,700	1,668
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2028	1,800	1,715
[3]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/2027	1,670	1,684
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2026	100	100
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2027	100	102
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2036	530	548
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2037	300	309
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.250%	8/1/2038	290	238
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.375%	8/1/2039	870	711
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2040	300	304
[2]	San Ysidro School District GO	0.000%	8/1/2026	4,770	4,745
[2]	San Ysidro School District GO	0.000%	8/1/2029	1,100	992
[4]	San Ysidro School District GO	5.000%	8/1/2040	1,115	1,232
[4]	San Ysidro School District GO	5.000%	8/1/2040	1,105	1,221
[4]	San Ysidro School District GO	5.000%	8/1/2041	1,155	1,266
[4]	San Ysidro School District GO	5.000%	8/1/2041	1,220	1,337
[3]	San Ysidro School District GO	5.000%	8/1/2044	1,935	2,118
[3]	San Ysidro School District GO	5.000%	8/1/2045	2,840	3,078
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2038	2,000	2,202
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	6,780	7,344
[3]	Sanger Unified School District GO	3.000%	8/1/2035	680	654
[3]	Sanger Unified School District GO	3.000%	8/1/2036	750	716
[3]	Sanger Unified School District GO	3.000%	8/1/2037	820	781
[3]	Sanger Unified School District GO	4.000%	8/1/2037	330	342
[3]	Sanger Unified School District GO	3.000%	8/1/2039	375	349
[3]	Sanger Unified School District GO	4.000%	8/1/2039	330	339
[3]	Sanger Unified School District GO	4.000%	8/1/2040	250	255
[3]	Sanger Unified School District GO	4.000%	8/1/2041	325	332

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2029	350	355
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2030	500	507
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2031	510	517
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2032	500	506
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2033	880	891
[4]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/2032	1,750	1,427
[2]	Santa Ana Unified School District GO	0.000%	8/1/2031	4,020	3,428
[4]	Santa Ana Unified School District GO	0.000%	8/1/2034	11,400	8,753
[4]	Santa Ana Unified School District GO	0.000%	8/1/2037	3,330	2,244
	Santa Ana Unified School District GO	4.000%	8/1/2045	5,680	5,586
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	373
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	335	336
	Santa Barbara County College School District GO	0.000%	8/1/2033	1,000	801
[6]	Santa Barbara Unified School District GO, 5.400% coupon rate effective 8/1/2027	0.000%	8/1/2045	1,060	1,084
	Santa Clara County CA GO	3.500%	8/1/2038	70	69
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,000	1,900
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	2,000	1,876
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,000	1,855
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,500	2,330
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	2,000	1,835
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	2,000	1,796
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	11/1/2041	12,520	11,580
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	11/1/2042	12,900	11,773
	Santa Clara Unified School District GO	3.000%	7/1/2032	390	390
	Santa Clara Unified School District GO	3.250%	7/1/2044	7,000	6,214
[2]	Santa Clarita Community College District GO	0.000%	8/1/2028	400	378
[4]	Santa Clarita Community College District GO	0.000%	8/1/2029	3,030	2,786
[4]	Santa Clarita Community College District GO	0.000%	8/1/2030	2,160	1,927
	Santa Clarita Community College District GO	3.000%	8/1/2033	350	347
	Santa Clarita Community College District GO	3.000%	8/1/2037	800	752
	Santa Clarita Community College District GO	3.000%	8/1/2038	750	698
	Santa Clarita Community College District GO	3.000%	8/1/2039	900	823
	Santa Clarita Community College District GO	3.000%	8/1/2040	800	712
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2031	375	375
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2032	340	338
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/2034	435	377
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/2035	445	380
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/2036	250	210
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/2038	400	326
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/2041	555	441
	Santa Cruz City High School District GO	2.000%	8/1/2038	2,955	2,377
	Santa Cruz City High School District GO	2.125%	8/1/2039	3,070	2,459
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	114
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	140	145
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	139
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	250	257
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2045	1,000	991
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2036	800	775
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2039	900	836
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	700	631
	Santa Monica CA Water Revenue	3.000%	8/1/2038	1,535	1,456
	Santa Monica CA Water Revenue	3.000%	8/1/2039	2,565	2,401
	Santa Monica CA Water Revenue	3.000%	8/1/2040	2,575	2,361
	Santa Monica CA Water Revenue	3.000%	8/1/2041	1,775	1,583
	Santa Monica Community College District GO	5.000%	8/1/2031	600	634
	Santa Monica Community College District GO	4.000%	8/1/2033	500	512
	Santa Monica Community College District GO	4.000%	8/1/2034	655	668
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/2041	665	675
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2038	1,360	1,573
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2039	1,300	1,489
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2040	1,250	1,425
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2041	750	851
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2042	1,000	1,124
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2028	100	103
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2029	150	154
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2030	220	225
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2032	350	357
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2034	500	509
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2036	345	349
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,600	1,384

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2044	3,885	4,238
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2045	4,480	4,853
[4,9]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2028	11,095	10,436
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2036	750	763
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2038	915	932
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2042	1,000	1,003
[3]	Santa Rosa High School District GO	4.000%	8/1/2035	1,520	1,562
[4]	Santa Rosa High School District GO	5.000%	8/1/2035	750	753
[3]	Santa Rosa High School District GO	4.000%	8/1/2037	425	434
[4]	Santa Rosa High School District GO	5.000%	8/1/2038	250	251
[3]	Santa Rosa High School District GO	4.000%	8/1/2040	1,105	1,118
	Santa Rosa High School District GO	5.000%	8/1/2040	3,905	4,489
[3]	Santa Rosa High School District GO	4.000%	8/1/2041	1,000	1,010
	Santa Rosa High School District GO	5.000%	8/1/2041	505	563
	Santa Rosa High School District GO	5.000%	8/1/2041	4,430	5,049
	Santa Rosa High School District GO	4.000%	8/1/2042	3,315	3,350
	Santa Rosa High School District GO	5.000%	8/1/2042	1,000	1,110
	Santa Rosa High School District GO	5.000%	8/1/2042	2,000	2,265
	Santa Rosa High School District GO	5.000%	8/1/2043	1,765	1,983
	Santa Rosa High School District GO	5.000%	8/1/2044	1,170	1,280
[4]	Santee School District GO	0.000%	8/1/2046	1,630	652
[2]	Saratoga Union School District GO	0.000%	3/1/2028	2,000	1,916
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2026	690	692
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2030	500	522
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	600	612
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2036	2,375	2,266
[4]	Savanna School District GO	0.000%	8/1/2044	1,765	811
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	300	300
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	660	683
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,195	1,256
[4]	Simi Valley Unified School District GO	0.000%	8/1/2026	3,030	3,017
[4]	Simi Valley Unified School District GO	0.000%	8/1/2027	2,950	2,860
[4]	Simi Valley Unified School District GO	0.000%	8/1/2028	4,785	4,512
[4]	Simi Valley Unified School District GO	0.000%	8/1/2030	2,975	2,638
	Simi Valley Unified School District GO	4.000%	8/1/2032	200	203
	Simi Valley Unified School District GO	3.000%	8/1/2035	525	507
	Simi Valley Unified School District GO	3.000%	8/1/2036	750	712
	Simi Valley Unified School District GO	3.000%	8/1/2037	500	469
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2035	225	256
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2037	500	564
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2038	240	269
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2039	300	335
[4]	Solana Beach School District Special Tax Revenue	4.000%	9/1/2042	1,650	1,676
	Solano County Community College District GO	5.000%	8/1/2040	550	613
	Solano County Community College District GO	5.000%	8/1/2041	600	666
	Solano County Community College District GO	5.000%	8/1/2042	4,000	4,416
	Solano County Community College District GO	4.000%	8/1/2043	750	766
	Solano Irrigation District COP	4.000%	8/1/2041	3,935	3,952
	Sonoma County Junior College District GO	3.000%	8/1/2039	3,055	2,775
	Sonoma Valley Unified School District GO	0.000%	8/1/2029	1,500	1,377
	Sonoma Valley Unified School District GO	0.000%	8/1/2030	3,500	3,110
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2033	905	968
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2034	1,300	1,386
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2037	2,165	2,286
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2038	2,540	2,676
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	10	11
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	15	16
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	30	32
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	45	48
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	75	81
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	90	97
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2027	1,400	1,443
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2028	950	1,006
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2033	355	372
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2037	550	566
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2040	700	710
	South San Francisco Unified School District GO	4.000%	9/1/2041	1,685	1,722
	South San Francisco Unified School District GO	4.000%	9/1/2042	1,855	1,888
[4]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/2034	1,000	1,000

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2036	415	482
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2038	500	573
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2039	500	569
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2040	500	566
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2041	600	677
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2042	575	643
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2043	500	555
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2028	1,825	1,896
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2029	1,145	1,205
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	2,610	2,842
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2030	4,445	4,725
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	16,400	17,726
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2038	1,910	2,027
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2043	1,225	1,358
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2044	1,490	1,640
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	3,975	4,338
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	155	155
[5]	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	72,360	77,115
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2038	7,995	9,015
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2039	4,195	4,703
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2044	3,250	3,520
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2045	3,690	3,961
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,200	1,333
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	53,930	56,396
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	5,675	6,228
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,765
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,954
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	10,045	10,747
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2039	1,305	1,321
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2040	625	631
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	511
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	995	1,077
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	400	439
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	530	589
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	450	505
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	650	735
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	650	743
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	750	851
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	915	1,031
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,175	1,317
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,000	2,230
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,600	1,777
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2041	2,000	2,253
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2042	1,320	1,476
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2043	1,700	1,889
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2044	1,200	1,321
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2045	1,750	1,910
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2046	2,505	2,683
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,110	1,214
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,084
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,240	5,247
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	450	480
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2041	8,780	9,588
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	6,250	6,780
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	12,125	13,074
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,145	1,224
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2045	10,280	10,908
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,430	11,963
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2028	3,875	4,066
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2036	2,600	2,784

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.500%	6/1/2026	45,260	45,260
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	2,425	2,510
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2029	395	413
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	11,385	12,153
	Southwestern Community College District GO	4.000%	8/1/2031	300	304
	Southwestern Community College District GO	4.000%	8/1/2032	250	253
	Southwestern Community College District GO	4.000%	8/1/2033	300	304
	Southwestern Community College District GO	4.000%	8/1/2036	1,360	1,380
	Southwestern Community College District GO	4.000%	8/1/2037	400	413
	Southwestern Community College District GO	3.000%	8/1/2038	900	841
	Southwestern Community College District GO	3.000%	8/1/2040	2,425	2,217
	Southwestern Community College District GO	0.000%	8/1/2041	1,500	847
	Southwestern Community College District GO	5.250%	8/1/2041	750	862
	Southwestern Community College District GO	5.250%	8/1/2042	1,000	1,141
	Southwestern Community College District GO	5.250%	8/1/2043	1,530	1,735
	Southwestern Community College District GO	5.250%	8/1/2044	2,000	2,247
	Southwestern Community College District GO	5.250%	8/1/2045	1,000	1,112
	St. Helena Unified School District GO	4.000%	8/1/2027	3,180	3,217
	State Center Community College District GO	3.000%	8/1/2034	1,500	1,492
	State Center Community College District GO	3.000%	8/1/2040	5,000	4,468
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2039	750	790
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,200	2,274
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,815	1,921
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,765	1,864
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,635	1,722
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,290	1,356
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,590	1,669
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,550	1,624
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2027	1,600	1,650
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2028	1,115	1,178
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2029	1,105	1,193
[4]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	2,890	2,906
[4]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,070	2,081
[4]	Stockton Unified School District GO	0.000%	8/1/2027	740	718
[4]	Stockton Unified School District GO	5.000%	7/1/2028	1,395	1,467
[4]	Stockton Unified School District GO	5.000%	8/1/2028	1,190	1,253
[4]	Stockton Unified School District GO	5.000%	8/1/2028	2,500	2,633
[4]	Stockton Unified School District GO	5.000%	8/1/2028	1,400	1,474
[4]	Stockton Unified School District GO	5.000%	8/1/2029	2,580	2,777
[4]	Stockton Unified School District GO	5.000%	8/1/2029	1,910	2,056
[4]	Stockton Unified School District GO	5.000%	8/1/2030	3,000	3,298
[4]	Stockton Unified School District GO	5.000%	8/1/2030	4,550	5,001
[4]	Stockton Unified School District GO	0.000%	8/1/2033	635	508
[3]	Stockton Unified School District GO	5.000%	8/1/2033	750	866
[4]	Stockton Unified School District GO	4.000%	8/1/2034	2,500	2,638
[4]	Stockton Unified School District GO	4.000%	8/1/2035	1,000	1,051
[3]	Stockton Unified School District GO	5.000%	8/1/2035	965	1,137
[4]	Stockton Unified School District GO	4.000%	8/1/2036	2,000	2,086
[4]	Stockton Unified School District GO	4.000%	8/1/2037	2,250	2,329
[3]	Stockton Unified School District GO	5.000%	8/1/2037	1,620	1,854
[3]	Stockton Unified School District GO	5.000%	8/1/2037	1,425	1,653
[4]	Stockton Unified School District GO	4.000%	8/1/2038	1,145	1,180
[3]	Stockton Unified School District GO	5.000%	8/1/2038	2,020	2,300
[3]	Stockton Unified School District GO	5.000%	8/1/2039	600	680
[4]	Stockton Unified School District GO	4.000%	8/1/2040	2,600	2,650
[4]	Stockton Unified School District GO	3.000%	8/1/2041	1,000	864
[3]	Stockton Unified School District GO	5.000%	8/1/2043	2,830	3,157
[3]	Stockton Unified School District GO	5.000%	8/1/2044	3,500	3,867
[3]	Stockton Unified School District GO	5.000%	8/1/2045	2,000	2,186
[3,10]	Stockton Unified School District GO TOB VRDO	2.800%	6/1/2026	3,800	3,800
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2026	1,275	1,278
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2027	1,360	1,363
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2028	1,280	1,283
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2029	2,255	2,260
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2030	1,000	1,002
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/2039	1,175	1,250
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,150	1,291
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	1,000	1,113
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2037	1,925	1,978
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2038	3,015	3,083

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2039	2,000	2,038
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2033	1,000	1,145
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2035	1,000	1,163
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2039	400	454
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2040	275	310
[4]	Sweetwater Union High School District GO	0.000%	8/1/2035	2,230	1,559
[4]	Sweetwater Union High School District GO	0.000%	8/1/2036	2,640	1,740
[4]	Sweetwater Union High School District GO	0.000%	8/1/2037	1,250	779
[4]	Sweetwater Union High School District GO	0.000%	8/1/2038	720	422
[10]	Sweetwater Union High School District GO TOB VRDO	2.650%	6/1/2026	35,625	35,625
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2027	430	440
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2028	1,010	1,050
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2029	1,290	1,357
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2031	600	643
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2032	1,000	1,080
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2033	1,000	1,083
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2034	850	926
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2038	4,250	4,583
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2042	6,905	7,232
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2026	1,450	1,463
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2027	1,000	1,027
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2028	555	576
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2029	500	518
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2030	535	554
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2031	1,000	1,033
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2032	785	810
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2033	1,650	1,700
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2034	1,705	1,755
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2035	2,620	2,693
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2036	2,765	2,837
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2037	2,350	2,408
[2]	Temple City Unified School District GO	0.000%	8/1/2027	1,000	967
[2]	Temple City Unified School District GO	0.000%	8/1/2028	2,500	2,348
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,000	1,043
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,860	1,974
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,080	2,241
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,840	4,159
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,080
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,320	4,647
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,200	1,221
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2035	3,470	3,518
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,300	1,312
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,620	2,634
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,700	1,702
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,100	3,078
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2040	1,855	1,806
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,190	3,190
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,000	2,046
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,920	2,007
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,515	1,614
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,066
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,655	3,916
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,955	3,159
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,195	4,473
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,000	3,197
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	335	356
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,060
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2037	2,000	2,113
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2038	5,475	5,766
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	2,000	2,101
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	1,430	1,410
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2026	210	210
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2027	235	237
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2028	265	269
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2029	295	301
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2030	325	333
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2035	2,155	2,176
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/2038	600	639
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2040	3,215	3,166
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/2043	1,345	1,428

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2026	600	603
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	615	628
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,245	1,268
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2028	720	746
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2029	665	696
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,000	1,048
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2031	600	627
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	1,290	1,345
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	1,400	1,456
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	600	622
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,745	1,804
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,100	1,130
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	1,000	1,025
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	600	612
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2039	1,125	1,150
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2040	1,165	1,189
[3]	Tulare Local Health Care District GO	4.000%	8/1/2026	515	516
[3]	Tulare Local Health Care District GO	4.000%	8/1/2027	580	587
[3]	Tulare Local Health Care District GO	4.000%	8/1/2028	435	445
[3]	Tulare Local Health Care District GO	4.000%	8/1/2029	735	758
[3]	Tulare Local Health Care District GO	4.000%	8/1/2030	1,320	1,373
[3]	Tulare Local Health Care District GO	4.000%	8/1/2032	1,380	1,424
[3]	Tulare Local Health Care District GO	4.000%	8/1/2033	2,050	2,110
[3]	Tulare Local Health Care District GO	4.000%	8/1/2034	2,325	2,386
[3]	Tulare Local Health Care District GO	4.000%	8/1/2039	4,945	4,978
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2037	5,615	5,681
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,930	1,948
	Tustin Unified School District GO	4.000%	8/1/2046	1,500	1,484
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2026	2,300	2,304
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2027	3,915	3,921
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2029	3,640	3,646
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2030	3,500	3,506
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2033	2,470	2,474
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2035	4,915	5,648
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2036	5,295	6,011
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2037	4,190	4,724
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2038	4,615	5,174
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2027	1,880	1,934
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2028	2,100	2,220
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2029	4,450	4,814
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2030	2,885	3,184
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2030	4,335	4,784
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2031	3,355	3,763
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2031	4,500	5,047
[4]	Twin Rivers Unified School District GO	0.000%	8/1/2032	2,320	1,914
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2032	750	854
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2034	2,830	3,297
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2035	5,690	6,675
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2036	6,740	7,957
[4]	Twin Rivers Unified School District GO	4.000%	8/1/2037	9,860	10,477
[4]	Twin Rivers Unified School District GO	4.000%	8/1/2038	4,000	4,197
[4]	Twin Rivers Unified School District GO	4.000%	2/1/2039	1,685	1,762
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2040	450	505
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2040	500	561
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2041	700	783
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,030	1,145
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,375	1,528
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2043	800	885
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2043	1,600	1,769
[3]	Twin Rivers Unified School District GO	4.000%	8/1/2044	1,105	1,112
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,285	1,410
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,300	1,427
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,275	1,389
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,910	2,080
[2]	Ukiah CA Unified School District GO	0.000%	8/1/2026	1,205	1,200
[2]	Ukiah CA Unified School District GO	0.000%	8/1/2030	1,235	1,093
[4]	Ukiah CA Unified School District GO	5.000%	8/1/2038	1,330	1,383
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2032	1,360	1,362

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2033	3,000	3,004
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2035	1,250	1,252
[2]	Union Elementary School District GO	0.000%	9/1/2029	1,335	1,224
	Union Elementary School District GO	0.000%	9/1/2029	110	101
[2]	Union Elementary School District GO	0.000%	9/1/2029	8,280	7,608
	United Water Conservation District COP	4.000%	10/1/2033	1,070	1,122
	United Water Conservation District COP	4.000%	10/1/2034	1,110	1,157
	United Water Conservation District COP	4.000%	10/1/2035	1,160	1,204
	United Water Conservation District COP	4.000%	10/1/2036	935	966
	United Water Conservation District COP	4.000%	10/1/2037	980	1,006
	United Water Conservation District COP	4.000%	10/1/2038	1,010	1,035
	United Water Conservation District COP	4.000%	10/1/2039	1,055	1,076
	United Water Conservation District COP	4.000%	10/1/2040	625	634
	University of California College & University Revenue	5.000%	5/15/2027	6,985	7,159
	University of California College & University Revenue	5.000%	5/15/2028	3,000	3,153
	University of California College & University Revenue	5.000%	5/15/2028	3,835	4,031
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,357
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,357
	University of California College & University Revenue	5.000%	5/15/2029	19,610	21,010
	University of California College & University Revenue	4.000%	5/15/2030	7,535	7,729
	University of California College & University Revenue	5.000%	5/15/2030	20,000	21,861
	University of California College & University Revenue	5.000%	5/15/2031	10,000	10,232
	University of California College & University Revenue	5.000%	5/15/2031	12,500	13,896
	University of California College & University Revenue	5.000%	5/15/2031	9,000	10,005
	University of California College & University Revenue	5.000%	5/15/2032	10,000	11,273
	University of California College & University Revenue	5.000%	5/15/2033	6,760	7,057
	University of California College & University Revenue	5.000%	5/15/2033	3,500	3,999
	University of California College & University Revenue	5.000%	11/15/2033	6,820	7,835
	University of California College & University Revenue	5.000%	11/15/2033	3,180	3,653
	University of California College & University Revenue	4.000%	5/15/2034	10,620	10,717
	University of California College & University Revenue	5.000%	5/15/2034	6,395	6,530
	University of California College & University Revenue	5.000%	5/15/2034	1,525	1,590
	University of California College & University Revenue	5.000%	11/15/2034	15,475	17,965
	University of California College & University Revenue	4.000%	5/15/2035	17,350	17,490
	University of California College & University Revenue	5.000%	5/15/2035	4,210	4,384
	University of California College & University Revenue	5.000%	5/15/2035	625	665
	University of California College & University Revenue	5.000%	5/15/2035	1,775	1,977
	University of California College & University Revenue	5.000%	5/15/2036	4,295	4,463
	University of California College & University Revenue	5.000%	5/15/2036	1,250	1,326
	University of California College & University Revenue	5.000%	5/15/2036	3,050	3,281
	University of California College & University Revenue	5.000%	5/15/2036	4,205	4,742
	University of California College & University Revenue	5.000%	5/15/2036	5,000	5,638
	University of California College & University Revenue	5.000%	5/15/2036	35,455	41,665
	University of California College & University Revenue	5.000%	5/15/2037	9,530	9,708
	University of California College & University Revenue	5.000%	5/15/2037	11,710	11,928
	University of California College & University Revenue	5.000%	5/15/2037	14,620	15,173
	University of California College & University Revenue	5.000%	5/15/2037	9,665	10,676
	University of California College & University Revenue	5.000%	5/15/2037	2,000	2,244
	University of California College & University Revenue	5.000%	5/15/2037	8,825	9,900
	University of California College & University Revenue	5.000%	5/15/2037	37,300	42,420
	University of California College & University Revenue	5.250%	5/15/2037	2,170	2,546
	University of California College & University Revenue	5.000%	5/15/2038	19,090	19,803
	University of California College & University Revenue	5.000%	5/15/2038	9,975	10,657
	University of California College & University Revenue	5.000%	5/15/2038	5,230	5,824
	University of California College & University Revenue	5.000%	5/15/2038	5,000	5,568
	University of California College & University Revenue	5.000%	5/15/2038	11,935	13,628
	University of California College & University Revenue	5.000%	5/15/2038	13,550	15,472
	University of California College & University Revenue	4.000%	5/15/2039	2,000	2,045
	University of California College & University Revenue	5.000%	5/15/2039	10,000	10,641
	University of California College & University Revenue	5.000%	5/15/2039	11,650	13,213
	University of California College & University Revenue	5.000%	5/15/2039	12,130	13,757
	University of California College & University Revenue	5.000%	5/15/2039	10,200	11,568
	University of California College & University Revenue	5.000%	11/15/2039	16,545	19,590
	University of California College & University Revenue	5.250%	11/15/2039	5,000	5,833
	University of California College & University Revenue	4.000%	5/15/2040	1,725	1,751
	University of California College & University Revenue	5.000%	5/15/2040	3,000	3,265
	University of California College & University Revenue	5.000%	5/15/2040	22,000	24,824
	University of California College & University Revenue	5.000%	5/15/2040	12,255	13,828

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/2040	9,920	11,193
	University of California College & University Revenue	5.000%	5/15/2040	15,000	17,017
	University of California College & University Revenue	5.250%	5/15/2040	29,095	35,289
	University of California College & University Revenue	5.500%	5/15/2040	10,000	11,783
	University of California College & University Revenue	5.000%	5/15/2041	4,000	4,328
	University of California College & University Revenue	5.000%	5/15/2041	5,000	5,478
	University of California College & University Revenue	5.000%	5/15/2041	5,000	5,537
	University of California College & University Revenue	5.000%	5/15/2041	6,605	7,391
	University of California College & University Revenue	5.000%	11/15/2041	8,055	9,104
	University of California College & University Revenue	5.250%	11/15/2041	5,610	6,468
	University of California College & University Revenue	5.000%	5/15/2042	5,000	5,455
	University of California College & University Revenue	5.000%	5/15/2042	4,000	4,410
	University of California College & University Revenue	5.000%	5/15/2042	2,500	2,756
	University of California College & University Revenue	5.000%	5/15/2042	5,600	6,235
	University of California College & University Revenue	5.000%	11/15/2042	2,645	2,973
	University of California College & University Revenue	5.000%	11/15/2042	1,905	2,141
	University of California College & University Revenue	5.000%	5/15/2043	13,155	13,589
	University of California College & University Revenue	5.000%	5/15/2043	5,010	5,437
	University of California College & University Revenue	5.000%	5/15/2043	8,750	9,589
	University of California College & University Revenue	5.000%	5/15/2043	7,100	7,854
	University of California College & University Revenue	5.000%	11/15/2043	4,220	4,710
	University of California College & University Revenue	5.000%	11/15/2043	2,070	2,310
	University of California College & University Revenue	5.000%	5/15/2044	4,160	4,530
	University of California College & University Revenue	5.000%	5/15/2044	7,875	8,575
	University of California College & University Revenue	5.000%	5/15/2044	10,310	11,323
	University of California College & University Revenue	5.000%	11/15/2044	1,390	1,539
	University of California College & University Revenue	5.000%	11/15/2044	1,095	1,213
	University of California College & University Revenue	5.000%	5/15/2045	3,025	3,276
	University of California College & University Revenue	5.000%	5/15/2045	4,000	4,366
	University of California College & University Revenue	5.000%	11/15/2045	1,380	1,518
	University of California College & University Revenue	5.000%	11/15/2045	1,820	2,002
	University of California College & University Revenue	5.000%	5/15/2046	12,955	14,038
	University of California College & University Revenue	5.000%	11/15/2046	920	1,004
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2028	6,060	6,254
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2030	7,705	7,900
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2031	5,270	5,396
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	12,095	12,357
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	12,800	13,068
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	11,290	11,518
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	5,040	5,137
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	5,240	5,436
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	5,065	5,252
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	3,800	3,989
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	2,250	2,277
	University of California College & University Revenue VRDO	2.300%	6/1/2026	40,860	40,860
	University of California College & University Revenue VRDO	2.400%	6/1/2026	13,000	13,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	800	906
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	990	1,115
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,000	2,243
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,350	2,615
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	2,400	2,645
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	5,235	5,713
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	4,000	4,336
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	6,160	6,633
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	37,140	37,181
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	10,000	10,531
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/1/2026	1,500	1,500
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/1/2026	7,100	7,100
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/1/2026	1,500	1,500
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	6/1/2026	1,060	1,060
	Upland CA COP	5.000%	1/1/2027	2,215	2,237
	Upland CA COP	5.000%	1/1/2028	2,560	2,633
	Upland CA COP	5.000%	1/1/2029	835	858
	Upland CA COP	5.000%	1/1/2030	1,455	1,495
	Upland CA COP	5.000%	1/1/2031	1,465	1,504
	Upland CA COP	5.000%	1/1/2033	1,710	1,752
	Upland CA COP	5.000%	1/1/2034	1,500	1,535
	Upland CA COP	4.000%	1/1/2035	2,025	2,031
	Upland CA COP	4.000%	1/1/2036	1,000	1,001
[4]	Upland Unified School District GO	0.000%	8/1/2030	1,445	1,285

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Upland Unified School District GO	0.000%	4/1/2033	7,340	5,967
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2038	800	834
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2039	1,000	1,041
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,000	1,038
[10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	2.700%	6/1/2026	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/2026	1,235	1,240
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/2028	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/2034	100	102
[4]	Val Verde Unified School District COP	5.000%	3/1/2027	275	280
[4]	Val Verde Unified School District COP	5.000%	3/1/2028	280	292
[4]	Val Verde Unified School District COP	5.000%	3/1/2029	450	470
[4]	Val Verde Unified School District COP	5.000%	3/1/2030	850	887
[4]	Val Verde Unified School District COP	5.000%	3/1/2031	1,015	1,058
[3]	Val Verde Unified School District GO	3.000%	8/1/2030	220	221
[3]	Val Verde Unified School District GO	4.000%	8/1/2031	100	102
[3]	Val Verde Unified School District GO	4.000%	8/1/2033	300	306
[3]	Val Verde Unified School District GO	4.000%	8/1/2033	140	143
[3]	Val Verde Unified School District GO	4.000%	8/1/2035	250	254
[4]	Val Verde Unified School District GO	4.000%	8/1/2039	1,000	1,020
	Val Verde Unified School District GO	5.000%	8/1/2043	2,050	2,297
	Val Verde Unified School District GO	5.000%	8/1/2044	1,000	1,108
	Val Verde Unified School District GO	5.000%	8/1/2045	1,250	1,371
[3]	Vallejo CA Water Revenue	4.000%	5/1/2028	250	256
[3]	Vallejo CA Water Revenue	4.000%	5/1/2029	150	155
[3]	Vallejo CA Water Revenue	4.000%	5/1/2030	150	157
[3]	Vallejo CA Water Revenue	4.000%	5/1/2031	200	211
[3]	Vallejo CA Water Revenue	4.000%	5/1/2032	175	184
[3]	Vallejo CA Water Revenue	4.000%	5/1/2033	150	157
[3]	Vallejo CA Water Revenue	4.000%	5/1/2034	250	260
[3]	Vallejo CA Water Revenue	4.000%	5/1/2036	240	248
[3]	Vallejo CA Water Revenue	4.000%	5/1/2037	400	411
[3]	Vallejo CA Water Revenue	4.000%	5/1/2038	500	512
[3]	Vallejo CA Water Revenue	4.000%	5/1/2040	350	356
[3]	Vallejo CA Water Revenue	4.000%	5/1/2041	500	507
[3]	Vallejo City Unified School District GO	3.000%	8/1/2034	1,215	1,176
[3]	Vallejo City Unified School District GO	3.000%	8/1/2035	1,315	1,258
[3]	Vallejo City Unified School District GO	3.000%	8/1/2036	1,420	1,343
	Vallejo City Unified School District GO	4.000%	8/1/2047	1,180	1,137
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2036	425	436
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2037	925	944
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2038	515	524
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2039	865	877
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2040	880	885
	Ventura Unified School District GO	4.000%	8/1/2040	880	899
	Ventura Unified School District GO	4.000%	8/1/2042	2,740	2,772
	Ventura Unified School District GO	4.000%	8/1/2043	3,645	3,672
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2026	1,205	1,209
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,690	2,706
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	2,415	2,452
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	3,700	3,790
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	4,170	4,303
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	1,525	1,593
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	522
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2029	1,605	1,706
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,685	1,804
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,105	1,193
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2031	1,000	1,067
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	1,220	1,347
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,000	1,061
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,285	1,412
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2034	1,000	1,058
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2035	725	765
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2037	1,600	1,677
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	425	455
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2040	740	789
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2029	425	453
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2031	475	524
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2032	435	487
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2037	2,015	2,193

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vista Unified School District GO	4.000%	8/1/2035	1,210	1,238
	Vista Unified School District GO	3.000%	8/1/2038	1,645	1,531
	Vista Unified School District GO	3.000%	8/1/2039	1,300	1,192
[4]	Vista Unified School District GO	5.000%	8/1/2042	775	870
[4]	Vista Unified School District GO	5.000%	8/1/2044	1,300	1,434
[4]	Vista Unified School District GO	5.000%	8/1/2046	1,500	1,627
[2]	Walnut Valley Unified School District GO	0.000%	8/1/2028	1,880	1,774
[2]	Washington CA Yolo County Unified School District GO	0.000%	8/1/2027	3,440	3,338
	Washington Township Health Care District GO	5.000%	8/1/2026	1,395	1,399
	Washington Township Health Care District GO	4.000%	8/1/2027	1,055	1,057
	Washington Township Health Care District GO	3.000%	8/1/2035	2,025	1,898
	Washington Township Health Care District GO	5.250%	8/1/2040	900	1,015
[4]	Washington Township Health Care District GO	4.125%	8/1/2041	400	402
[4]	Washington Township Health Care District GO	4.125%	8/1/2042	500	497
[4]	Washington Township Health Care District GO	4.250%	8/1/2043	600	600
[4]	Washington Township Health Care District GO	4.250%	8/1/2045	900	885
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	900	901
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	785	786
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,525	1,527
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	765	766
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	430	437
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	930	945
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	755	767
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,155	1,174
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,075	1,099
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,005	1,017
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,165	1,179
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	755	779
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	420
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,540	1,557
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	765	791
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,310	1,395
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2031	815	791
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/2031	150	148
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,031
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	375	398
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,665	1,586
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	1,000	996
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,340	2,363
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,575	1,621
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	1,870	1,728
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,975	3,002
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2034	2,425	2,228
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,995	2,909
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	650	631
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	100	91
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	1,927
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	625	625
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,430	1,283
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,060	1,967
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	510
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	750	663
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,250	1,088
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/2038	25	22
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	530	544
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	400	407
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	400	405
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	325	328
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2027	850	824
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2028	6,400	6,006
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2028	900	849
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2029	2,000	1,820
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2030	6,235	5,466
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2031	1,000	1,058
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,079
[2,3]	West Contra Costa Unified School District GO	0.000%	8/1/2032	2,850	2,336
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,350	1,356
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,695	1,702
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,650	2,122
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2033	1,000	787

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	8,010	6,346
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,000	1,001
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,265	1,266
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2033	550	637
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2034	3,730	2,798
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2034	1,800	1,788
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2036	1,000	695
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,910	1,842
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,174
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2037	750	713
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2037	800	932
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2038	660	618
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2038	700	655
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,125	1,281
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,435	1,635
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,745	1,988
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	850	981
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2039	665	616
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2039	700	648
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2039	3,025	3,109
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,250	1,414
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,395	1,578
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	639
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	639
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2040	2,235	2,286
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2040	1,100	1,239
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2041	3,130	3,187
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2041	1,000	1,125
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2042	1,545	1,564
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2042	1,000	1,117
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2043	1,400	1,409
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2043	1,190	1,320
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2044	1,200	1,323
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2035	760	790
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2037	660	680
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2038	1,095	1,122
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2040	1,495	1,517
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,550	1,562
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2037	475	454
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2038	930	879
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2039	2,020	1,881
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2040	1,060	962
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2042	3,640	3,160
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2046	1,000	979
	West Sonoma County Union High School District GO	0.000%	8/1/2037	1,640	1,115
	West Sonoma County Union High School District GO	5.000%	8/1/2037	500	521
	West Sonoma County Union High School District GO	5.000%	8/1/2040	1,020	1,056
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,750	2,989
[3]	Western Placer Unified School District GO	4.000%	8/1/2031	885	897
[3]	Western Placer Unified School District GO	4.000%	8/1/2031	755	765
[3]	Western Placer Unified School District GO	4.000%	8/1/2032	920	932
[3]	Western Placer Unified School District GO	4.000%	8/1/2034	990	1,001
[3]	Western Placer Unified School District GO	4.000%	8/1/2034	545	551
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2038	1,125	1,246
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2039	1,195	1,317
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/2042	6,750	6,731
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2026	450	451
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2027	450	457
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2028	235	241
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2029	400	414
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2030	410	428
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2031	225	236
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2032	300	313
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2033	415	431
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2034	500	518
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2035	300	310
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2036	550	565

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2037	500	512
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2038	530	541
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2040	1,160	1,177
	Westside Union School District GO	0.000%	8/1/2032	1,055	879
	Wildomar CA Special Tax Revenue	5.000%	9/1/2041	135	142
	Wildomar CA Special Tax Revenue	5.000%	9/1/2046	165	170
[4]	William S Hart Union High School District GO	0.000%	9/1/2029	10	9
	William S Hart Union High School District GO	0.000%	8/1/2033	3,070	2,448
[4]	William S Hart Union High School District GO	0.000%	8/1/2035	1,000	737
[4]	Windsor Joint Powers Financing Authority Sewer Revenue	5.000%	11/1/2042	1,190	1,348
[3]	Windsor Unified School District GO	0.000%	8/1/2037	2,000	1,345
[4]	Wiseburn School District GO	0.000%	8/1/2034	2,000	1,542
	Yuba Community College District GO	3.000%	8/1/2028	1,000	1,002
	Yuba Community College District GO	3.000%	8/1/2029	2,000	2,003
[3]	Yuba Community College District GO	0.000%	8/1/2038	3,755	2,425
					18,844,439
American Samoa (0.0%)
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	241
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	232
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	283
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	263
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	353
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	438
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					1,911
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	180	196
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	370	405
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	430
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	338
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	154
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	109
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	180	196
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	150	165
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	220	240
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2043	750	785
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	400
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	115	118
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	190	198
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	100	107
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	400	433
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	755	822
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	320	350
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	1,675	1,665
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	310	337
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	320	349
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	3,035	2,938
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	1,495	1,583
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	710	752
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,960	2,092
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,600	1,722
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,076
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	542
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	118
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,235	1,249
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	135	145
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	1,750	1,767
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	380	396
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	975	1,026
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	355	367
					23,570
Indiana (0.1%)
[13]	Freddie Mac Pool	4.250%	1/1/2042	19,962	19,341
Minnesota (0.0%)
[13]	Freddie Mac Pool	3.720%	1/1/2041	3,492	3,256
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.809%	7/20/2039	33,666	32,672

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (0.1%)
[13]	Freddie Mac Pool	4.250%	9/1/2041	9,555	9,298
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	16,252	16,508
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	27,568	28,971
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	42,664	46,182
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	9,313	6,787
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	26,900	26,940
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	13,353	13,306
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	16,112	15,907
	Commonwealth of Puerto Rico GO	4.000%	7/1/2046	2,285	2,023
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	2,315	2,369
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,810	1,874
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	495	512
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	7,050	7,364
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,985	3,132
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	650	682
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,290	9,796
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	1,500	1,556
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	925	963
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,445	1,516
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	6,140	5,888
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,330	3,193
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,720	10,280
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	26,119	25,243
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,803	1,743
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	4,301	3,898
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	750	680
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	21,812	18,332
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	706	593
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	15,217	11,826
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	26,012	25,900
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,723	1,717
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	2,000	2,004
					297,945
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	455	457
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	1,540	1,571
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,175	1,293
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2035	1,930	2,159
					5,480
Total Tax-Exempt Municipal Bonds (Cost $19,233,880)					19,237,912

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	25,006	17,254
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	9,578	6,729
Total Taxable Municipal Bonds (Cost $21,241)				23,983
Total Investments (100.0%) (Cost $19,255,121)				19,261,895
Other Assets and Liabilities—Net (0.0%)				527
Net Assets (100%)				19,262,422
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $818,594, representing 4.2% of net assets.
11	Securities with a value of $3,211 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Non-income-producing security—security in default.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2026	2,389	256,127	761

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2026	(648)	(72,627)	(684)
				77

California Intermediate-Term Tax-Exempt Fund

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/18/2026	RBC	3,538	Buy	30-Year MMD AAA General Obligation Scale	4.770%	258	258	—
8/20/2026	MSBNA	30,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	110	110	—
10/30/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.040%	11	11	—
11/2/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.060%	44	44	—
						423	423	—
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $551 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $19,255,121)	19,261,895
Investment in Vanguard	420
Receivables for Investment Securities Sold	5,221
Receivables for Accrued Income	197,549
Receivables for Capital Shares Issued	29,908
Unrealized Appreciation—Over-the-Counter Swap Contracts	423
Other Assets	174
Total Assets	19,495,590
Liabilities
Due to Custodian	153
Payables for Investment Securities Purchased	190,776
Payables for Capital Shares Redeemed	30,029
Payables for Distributions	11,409
Payables to Vanguard	784
Variation Margin Payable—Futures Contracts	17
Total Liabilities	233,168
Net Assets	19,262,422
At May 31, 2026, net assets consisted of:

Paid-in Capital	19,478,718
Total Distributable Earnings (Loss)	(216,296)
Net Assets	19,262,422

Investor Shares—Net Assets
Applicable to 132,267,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,524,809
Net Asset Value Per Share—Investor Shares	$11.53

Admiral™ Shares—Net Assets
Applicable to 1,538,622,995 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,737,613
Net Asset Value Per Share—Admiral Shares	$11.53

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	305,100
Total Income	305,100
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,219
Management and Administrative—Investor Shares	885
Management and Administrative—Admiral Shares	6,053
Marketing and Distribution—Investor Shares	64
Marketing and Distribution—Admiral Shares	448
Custodian Fees	20
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	5
Other Expenses	5
Total Expenses	8,732
Expenses Paid Indirectly	(4)
Net Expenses	8,728
Net Investment Income	296,372
Realized Net Gain (Loss)
Investment Securities Sold	(635)
Futures Contracts	49
Swap Contracts	666
Realized Net Gain (Loss)	80
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(69,175)
Futures Contracts	263
Swap Contracts	(523)
Change in Unrealized Appreciation (Depreciation)	(69,435)
Net Increase (Decrease) in Net Assets Resulting from Operations	227,017

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	296,372	515,430
Realized Net Gain (Loss)	80	(44,349)
Change in Unrealized Appreciation (Depreciation)	(69,435)	175,282
Net Increase (Decrease) in Net Assets Resulting from Operations	227,017	646,363
Distributions
Investor Shares	(23,562)	(40,756)
Admiral Shares	(270,470)	(471,542)
Total Distributions	(294,032)	(512,298)
Capital Share Transactions
Investor Shares	84,726	122,393
Admiral Shares	1,294,166	1,428,473
Net Increase (Decrease) from Capital Share Transactions	1,378,892	1,550,866
Total Increase (Decrease)	1,311,877	1,684,931
Net Assets
Beginning of Period	17,950,545	16,265,614
End of Period	19,262,422	17,950,545

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.57	$11.49	$11.24	$11.12	$12.22	$12.35
Investment Operations
Net Investment Income[1]	.182	.348	.316	.284	.251	.246
Net Realized and Unrealized Gain (Loss) on Investments	(.042)	.078	.248	.119	(1.095)	(.108)
Total from Investment Operations	.140	.426	.564	.403	(.844)	.138
Distributions
Dividends from Net Investment Income	(.180)	(.346)	(.314)	(.283)	(.250)	(.246)
Distributions from Realized Capital Gains	—	—	—	—	(.006)	(.022)
Total Distributions	(.180)	(.346)	(.314)	(.283)	(.256)	(.268)
Net Asset Value, End of Period	$11.53	$11.57	$11.49	$11.24	$11.12	$12.22
Total Return[2]	1.22%	3.81%	5.07%	3.67%	-6.92%	1.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,525	$1,446	$1,313	$1,270	$1,361	$1,837
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.15%	3.07%	2.77%	2.54%	2.20%	2.00%
Portfolio Turnover Rate	5%	19%	40%	46%	32%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%, 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.57	$11.49	$11.24	$11.12	$12.22	$12.35
Investment Operations
Net Investment Income[1]	.184	.354	.325	.293	.260	.255
Net Realized and Unrealized Gain (Loss) on Investments	(.041)	.078	.248	.119	(1.094)	(.107)
Total from Investment Operations	.143	.432	.573	.412	(.834)	.148
Distributions
Dividends from Net Investment Income	(.183)	(.352)	(.323)	(.292)	(.260)	(.256)
Distributions from Realized Capital Gains	—	—	—	—	(.006)	(.022)
Total Distributions	(.183)	(.352)	(.323)	(.292)	(.266)	(.278)
Net Asset Value, End of Period	$11.53	$11.57	$11.49	$11.24	$11.12	$12.22
Total Return[2]	1.24%	3.86%	5.16%	3.76%	-6.85%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,738	$16,504	$14,952	$13,537	$13,429	$17,444
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.20%	3.12%	2.85%	2.62%	2.28%	2.08%
Portfolio Turnover Rate	5%	19%	40%	46%	32%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $420,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,237,912	—	19,237,912
Taxable Municipal Bonds	—	23,983	—	23,983
Total	—	19,261,895	—	19,261,895
Derivative Financial Instruments
Assets
Futures Contracts[1]	761	—	—	761
Swap Contracts	—	423	—	423
Total	761	423	—	1,184
Liabilities
Futures Contracts[1]	(684)	—	—	(684)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,256,900
Gross Unrealized Appreciation	247,462
Gross Unrealized Depreciation	(241,967)
Net Unrealized Appreciation (Depreciation)	5,495
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $232,368,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended May 31, 2026, the fund purchased $2,118,869,000 of investment securities and sold $869,541,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $152,865,000 and sales were $33,266,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	305,305	26,364	447,254	39,441
Issued in Lieu of Cash Distributions	21,058	1,820	37,029	3,264
Redeemed	(241,637)	(20,926)	(361,890)	(31,992)
Net Increase (Decrease)—Investor Shares	84,726	7,258	122,393	10,713
Admiral Shares
Issued	2,361,675	204,242	4,285,578	378,800
Issued in Lieu of Cash Distributions	206,191	17,821	358,491	31,596
Redeemed	(1,273,700)	(110,226)	(3,215,596)	(284,933)
Net Increase (Decrease)—Admiral Shares	1,294,166	111,837	1,428,473	125,463
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

California Intermediate-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2026, one shareholder was the record or beneficial owner of 36% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1002 072026

Financial Statements
For the six-months ended May 31, 2026
Vanguard California Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

California Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
California (98.2%)
	ABC Unified School District GO	3.000%	8/1/2040	2,000	1,780
	ABC Unified School District GO	3.000%	8/1/2044	12,085	10,195
	Acalanes Union High School District GO	6.350%	8/1/2039	10,000	10,994
	Acalanes Union High School District GO	6.550%	8/1/2039	4,500	4,974
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	3,300	3,399
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,030	1,005
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	1,000	1,001
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	1,410	1,417
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2026	465	467
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2032	1,000	1,144
	Alameda County CA Fremont Unified School District GO	3.000%	8/1/2033	1,000	993
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2034	1,290	1,510
	Alameda County CA Unified School District GO	4.000%	8/1/2052	3,000	2,846
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	6,246
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2044	1,430	1,578
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2045	1,445	1,578
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2046	1,040	1,124
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2048	2,620	2,785
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	2,240	2,390
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	850	782
	Albany Unified School District GO	4.000%	8/1/2026	125	125
[1]	Alhambra Unified School District GO	0.000%	8/1/2042	2,250	1,184
[2]	Alisal Union School District GO	5.250%	8/1/2042	1,500	1,533
[1,3]	Alum Rock Union Elementary School District GO	5.000%	8/1/2051	2,500	2,647
[1,3]	Alum Rock Union Elementary School District GO	5.250%	8/1/2054	2,500	2,686
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	500	541
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	600	647
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,074
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,300	1,392
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	2,028
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,125
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,201
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	2,525	2,658
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	3,000	3,142
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	1,500	1,536
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	400	409
[3]	Antelope Valley Community College District GO	5.000%	8/1/2043	340	373
[3]	Antelope Valley Community College District GO	5.000%	8/1/2044	285	310
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	1,870	1,870
[1]	Antioch Unified School District GO	5.000%	8/1/2044	180	193
[1]	Antioch Unified School District GO	4.000%	8/1/2054	7,875	7,344
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	565	565
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	2,240	2,678
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	1,260	1,502
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	1,530	1,816
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	1,220	1,445
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	1,010	1,187
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	8,950	9,458
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	16,705	12,161
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	19,000	12,627
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	4,750	4,660
[4]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	7,040	7,040
[4]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	24,400	24,400
[4]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	18,330	18,330
[4]	Bay Area Toll Authority Highway Revenue VRDO	0.800%	6/4/2026	3,500	3,500
[4]	Bay Area Toll Authority Highway Revenue VRDO	1.000%	6/4/2026	3,000	3,000
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	2.820%	4/1/2036	1,250	1,253
	Berkeley CA GO	2.000%	9/1/2041	140	101
	Berkeley CA Unified School District GO	2.000%	8/1/2039	530	416
	Berkeley CA Unified School District GO	2.000%	8/1/2040	440	335
1

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Beverly Hills CA Unified School District GO	3.000%	8/1/2040	3,155	2,879
	Beverly Hills CA Unified School District GO	3.000%	8/1/2041	2,000	1,782
	Brentwood Union School District GO	5.250%	8/1/2052	3,000	3,164
	Buena Park School District GO	5.000%	8/1/2043	970	1,073
	Buena Park School District GO	5.000%	8/1/2044	1,095	1,201
	Buena Park School District GO	5.000%	8/1/2045	355	386
	Burlingame School District GO	3.000%	8/1/2042	2,000	1,744
	Butte-Glenn Community College District GO	3.000%	8/1/2044	455	374
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	10,000	10,613
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	19,460	21,033
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	18,865	20,679
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	17,500	19,080
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	17,500	18,386
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	67,090	67,843
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	24,355	25,428
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	30,030	31,373
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	39,580	41,820
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	5,715	6,213
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	14,675	15,491
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,115	14,968
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	27,500	29,771
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	21,270	22,166
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	28,635	29,461
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	39,615	42,912
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	11,340	11,839
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	36,040	36,468
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	48,175	50,314
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	17,885	18,145
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	10,275	10,936
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	27,470	27,974
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	16,090	16,570
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	5,750	6,214
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	8,480	9,114
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	13,000	14,035
[4,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.650%	6/1/2026	1,165	1,165
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,865	1,489
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	3,250	2,564
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	3,000	2,514
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	885	929
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,710	1,703
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	2,500	2,243
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	984
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	23,195	4,933
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2047	8,000	8,695
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2048	8,715	9,408
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	2,500	2,645
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2033	250	258
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2038	2,250	2,297
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	1,780	1,788
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	14,000	16,712
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,000	1,083
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	745	752
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2045	1,000	1,001
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	6,680	7,741
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	2,900	3,288
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/2050	2,380	2,059
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	16,020	15,849
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	22,000	23,179
[6]	California Educational Facilities Authority Revenue TOB VRDO	2.700%	6/1/2026	3,596	3,596
[4,6]	California Educational Facilities Authority Revenue TOB VRDO	3.000%	6/1/2026	13,060	13,060
[6]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	2,000	1,812
[6]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	6/1/2064	2,000	1,878
[6]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2064	4,270	4,036
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	12,500	12,687
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	15,085	16,007
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	31,215	33,674
2

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	15,000	15,254
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	5.000%	6/1/2049	3,950	4,121
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	7,000	6,399
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2036	185	208
	California GO	3.000%	10/1/2033	1,000	995
	California GO	4.000%	10/1/2034	3,845	3,953
	California GO	3.000%	11/1/2034	1,000	996
	California GO	3.250%	12/1/2035	235	234
	California GO	4.000%	3/1/2036	15,650	16,142
	California GO	5.000%	4/1/2036	4,595	4,856
	California GO	3.000%	9/1/2036	5,000	4,747
	California GO	5.000%	10/1/2037	7,815	8,576
	California GO	5.000%	4/1/2038	1,500	1,579
	California GO	5.000%	9/1/2038	2,605	2,916
	California GO	5.000%	8/1/2039	14,020	15,807
	California GO	5.000%	9/1/2039	3,660	4,026
	California GO	5.000%	10/1/2039	5,230	5,535
	California GO	5.000%	10/1/2039	1,750	1,939
	California GO	5.000%	10/1/2039	7,620	8,325
	California GO	3.200%	12/1/2039	3,355	3,163
	California GO	4.000%	3/1/2040	910	925
	California GO	5.000%	10/1/2040	12,895	14,760
	California GO	5.000%	9/1/2041	30,405	32,980
	California GO	5.000%	10/1/2041	17,645	19,030
	California GO	3.000%	11/1/2041	4,125	3,727
	California GO	2.250%	12/1/2041	480	378
	California GO	3.200%	12/1/2041	2,000	1,868
	California GO	4.000%	4/1/2042	1,500	1,520
	California GO	4.000%	9/1/2042	1,700	1,724
	California GO	5.000%	9/1/2042	23,770	25,865
	California GO	5.000%	10/1/2042	5,000	5,224
	California GO	5.000%	10/1/2042	22,800	24,977
	California GO	5.000%	10/1/2042	5,960	6,740
	California GO	5.000%	11/1/2042	1,250	1,363
	California GO	5.000%	3/1/2043	7,150	7,946
	California GO	5.000%	10/1/2043	5,485	6,159
	California GO	5.000%	10/1/2044	17,010	18,895
	California GO	5.000%	10/1/2045	13,185	14,538
	California GO	2.375%	10/1/2046	2,000	1,412
	California GO	5.000%	10/1/2046	7,295	7,974
	California GO	5.000%	11/1/2046	13,540	14,646
	California GO	3.000%	12/1/2046	12,515	10,153
	California GO	3.625%	10/1/2047	1,020	923
	California GO	5.000%	10/1/2047	32,000	34,897
	California GO	5.000%	10/1/2048	5,000	5,406
	California GO	2.500%	12/1/2049	100	68
	California GO	2.500%	3/1/2050	1,000	672
	California GO	5.250%	10/1/2051	12,500	13,683
	California GO	5.000%	10/1/2056	22,000	23,229
[4]	California GO VRDO	1.200%	6/3/2026	5,000	5,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	7,500	8,148
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,140	5,542
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	5,260	5,761
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,755	7,463
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	3,175	3,537
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	3,000	2,861
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	7,475	8,141
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	6,310	5,938
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	150	154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,350	3,631
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,990	3,702
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	6,000	5,943
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	100	108
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,040	5,426
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/2039	505	475
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,000	1,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	8,135	7,438
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,080	1,157
3

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	750	816
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	10,000	10,774
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	3,435	2,963
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	3,500	2,576
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	1,660	1,784
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	12,805	12,405
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2042	1,050	1,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/2044	5,000	4,754
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	2,845	2,662
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,134
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	5,000	3,961
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,980	7,965
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	1,175	879
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	975	1,082
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2048	3,800	4,113
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	30,000	28,563
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	975	882
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	2,000	2,066
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	2,020	1,615
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	6,750	6,187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	7,500	5,582
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	5,975	4,571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	4,000	4,197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	2,500	2,554
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2058	3,000	3,056
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	11,685	11,958
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	6,755	6,957
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	18,775	20,110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	20,600	22,793
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	11,600	13,485
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/2030	500	509
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	250	256
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	18,476	18,871
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2033	260	266
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2034	5,565	5,620
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,579	7,850
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/2035	225	228
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	15,621	15,796
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	22,538	22,362
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	2,227	1,909
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	2,980	2,874
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	4,367	4,415
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	2,325	2,341
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	1,592	1,373
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2039	3,285	3,302
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	5,000	5,066
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/2040	8,560	8,563
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,250	9,299
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,315	9,365
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,496
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	4,973
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	5/1/2043	3,185	3,189
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,000
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	12,935	12,963
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,893
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,591
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,500
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,003
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.600%	4/1/2030	2,100	2,072
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	275	280
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2045	1,885	1,820
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2046	1,700	1,619
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	1,625	1,639
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	1,500	1,539
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2050	1,730	1,574
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2051	1,750	1,580
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	1,750	1,775
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2055	1,860	1,631
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2056	3,350	2,924
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	1,250	1,263
4

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	4,530	3,921
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	3,325	3,389
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	4,275	4,516
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2039	9,040	9,710
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	1,765	1,858
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	1,835	1,917
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	6,880	7,015
[6]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	18,265	18,456
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	1,385	1,444
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	480	480
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/2026	165	166
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	3,240	3,225
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	12,525	9,408
[6]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	260	260
[6]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2038	1,000	1,005
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	225	233
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	1,165	1,191
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	225	232
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	625	636
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,125	1,144
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	750	769
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	530	530
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	250	256
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,800	1,835
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	740	720
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2042	2,410	2,595
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2042	1,610	1,583
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2044	1,500	1,456
	California Municipal Finance Authority College & University Revenue	5.500%	7/1/2060	5,250	5,590
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	11/1/2031	15	16
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,800	1,820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,058
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,050	1,124
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,100	1,190
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,430	1,451
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,160	1,265
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	600	588
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,450	1,470
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,825	2,004
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,775	1,798
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,275	1,396
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,024
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,240	1,255
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,345	1,466
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	2,375	2,383
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,405	1,527
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,800	1,818
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,110	1,201
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	1,555	1,677
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2039	2,130	2,062
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,550	1,665
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	1,000	1,004
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2040	1,000	912
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2042	2,575	2,587
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,465	3,485
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,555	2,560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	5,945	4,613
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,500	1,955
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2046	1,000	789
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	3,105	2,737
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	4,000	3,787
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2050	100	83
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	16,595	14,468
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2055	2,800	2,850
5

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/2056	1,570	1,560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (California Armenian Home Project)	5.000%	5/15/2045	3,605	3,717
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,330
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/2040	6,500	6,513
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2037	1,405	1,433
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2038	725	810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	990
	California Municipal Finance Authority Industrial Revenue VRDO	2.350%	6/1/2026	6,100	6,100
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/2037	3,015	3,071
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,664
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,430	1,491
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	7,806	6,900
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	1,000	1,014
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	1,480	1,511
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,870	1,896
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	4,470	4,503
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	6,839	6,789
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	3,505	3,316
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	4,943	4,620
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	4,478	4,420
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	1,230	1,214
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	1,610	1,728
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,666	1,704
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	4/1/2048	2,000	2,031
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	15,990	12,013
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	8,225	5,988
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2057	5,145	5,167
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	270	294
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	285	312
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2033	300	330
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2042	1,000	950
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/2058	1,600	1,636
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2059	1,000	1,006
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	3,040	2,765
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	4,500	4,531
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	1,729	1,742
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,250	1,250
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	1,300	1,304
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	586
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,599
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	2/1/2029	15,000	15,026
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	2,500	2,502
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2029	1,440	1,441
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	12/1/2044	1,000	1,000
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	10/1/2045	830	830
[6]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	4,345	4,573
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,000	1,002
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2053	4,500	4,685
	California Municipal Finance Authority Transit Revenue	4.050%	7/20/2041	459	428
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	4,460	4,613
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	5,020	5,409
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,039
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	1,070	1,075
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	200	201
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2046	3,355	3,558
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	6/1/2026	2,000	2,000
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	7,280	6,975
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	14,110	13,143
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,130	3,319
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	19,685	21,170
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	6.750%	1/1/2066	11,155	11,218
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	3,825	3,839
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	1,000	1,001
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2031	1,830	1,806
6

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	930	902
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2041	2,750	2,750
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2045	1,000	1,000
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2048	5,410	4,523
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2049	1,000	1,013
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2050	1,200	1,127
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2051	2,385	1,908
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	1,770	1,611
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2059	3,200	3,200
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2059	30	28
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2061	10,000	7,483
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2061	5,550	4,354
[6]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/2062	1,000	910
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2064	2,885	2,552
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2051	1,500	1,062
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2061	3,675	2,412
[6]	California School Finance Authority Charter School Aid Revenue (KIPP LA Project)	5.000%	7/1/2047	3,240	3,242
[6]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2035	300	300
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,026
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	1,000	958
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2049	150	150
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2055	6,450	5,368
[6]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2050	2,120	2,029
[6]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	1,550	1,081
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2034	475	493
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2035	975	1,010
[6]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2036	1,480	1,432
[6]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2051	250	205
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2040	8,095	8,255
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	5,000	5,049
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,098
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,088
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	1,000	1,080
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	10,910	11,492
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	1,150	1,323
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	1,655	1,892
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2039	2,270	2,578
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2037	655	672
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,255	1,282
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	8,295	7,811
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2040	2,000	2,254
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2041	5,000	5,609
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2042	5,000	5,672
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	3,210	3,557
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	2,000	2,229
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	4,860	5,079
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,000	1,084
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	3,740	4,127
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/2045	4,145	3,135
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	3,230	3,531
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	6,230	6,641
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	5,070	5,360
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	6,000	6,362
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	7,265	7,643
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	3,295	3,466
	California State University College & University Revenue	3.000%	11/1/2038	2,280	2,141
	California State University College & University Revenue	5.000%	11/1/2039	5,240	5,482
	California State University College & University Revenue	5.000%	11/1/2042	3,500	3,552
	California State University College & University Revenue	5.000%	11/1/2043	5,500	5,715
	California State University College & University Revenue	5.000%	11/1/2046	3,010	3,279
	California State University College & University Revenue	5.000%	11/1/2047	325	328
	California State University College & University Revenue	4.000%	11/1/2049	4,710	4,511
	California State University College & University Revenue	5.000%	11/1/2049	5,000	5,152
	California State University College & University Revenue	5.250%	11/1/2050	19,000	20,661
7

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/2055	6,045	5,623
	California State University College & University Revenue	5.500%	11/1/2055	4,510	4,926
	California State University College & University Revenue	5.250%	11/1/2056	9,360	10,087
	California State University College & University Revenue PUT	1.600%	11/1/2026	3,500	3,478
	California State University College & University Revenue PUT	3.125%	11/1/2026	260	260
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	5,000	3,745
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,465	1,466
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	315	317
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,000	10,820
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	4,920	4,925
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	900	926
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	10,000	11,079
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,350	1,388
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	980	1,005
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	895	914
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,715	2,717
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	10,000	11,366
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,480	1,506
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	385	359
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	2,335	2,360
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,475	1,498
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,045	974
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	1,000	1,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,850	1,876
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	1,445	1,412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	2,725	3,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	6,085	5,805
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2045	4,015	3,647
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	6,750	6,645
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2047	300	315
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	125	108
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	1,000	905
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2050	12,820	9,168
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2051	4,895	3,483
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2052	4,500	4,567
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/2057	3,500	3,567
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.500%	4/1/2031	15,720	15,534
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.700%	4/1/2032	2,065	2,046
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.850%	10/1/2032	630	625
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	4.000%	4/1/2043	2,000	2,000
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,005	3,018
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,135	3,254
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,925	5,112
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/2053	6,225	6,288
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,000	2,003
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,500	3,505
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,500	2,503
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	4,055	4,183
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	4,220	4,246
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,965	5,072
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,420	7,580
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,380	5,496
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	4,385	4,383
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	9,000	6,816
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	4,000	2,937
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,650	1,666
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Vintage at Folsom Project)	4.000%	10/1/2042	1,060	1,028
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2036	845	847
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/2052	1,990	2,033
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/2053	2,500	2,560
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2049	1,815	1,839
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2051	1,000	862
8

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell CA GO	5.000%	9/1/2047	1,000	1,042
	Carlsbad Unified School District GO	3.000%	8/1/2046	2,000	1,608
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2049	7,000	7,335
[2]	Center Joint Unified School District GO	3.000%	8/1/2046	2,000	1,605
[1]	Centinela Valley Union High School District GO	5.000%	8/1/2034	2,000	2,322
[1]	Centinela Valley Union High School District GO	5.000%	8/1/2035	730	855
[1]	Centinela Valley Union High School District GO	5.000%	8/1/2037	790	925
[1]	Centinela Valley Union High School District GO	5.000%	8/1/2039	500	577
	Central Unified School District GO	5.000%	8/1/2026	125	126
[1]	Central Unified School District GO	3.000%	8/1/2044	2,500	2,093
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	7,230	7,760
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	11,520	12,379
	Cerritos Community College District GO	3.000%	8/1/2044	11,470	9,693
	Chabot-Las Positas Community College District GO	5.000%	8/1/2042	4,000	4,548
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	6,000	6,778
	Chabot-Las Positas Community College District GO	5.000%	8/1/2045	1,000	1,108
	Chabot-Las Positas Community College District GO	5.000%	8/1/2048	4,025	4,353
	Chaffey Community College District GO	5.500%	6/1/2049	1,000	1,106
	Chaffey Joint Union High School District GO	5.000%	8/1/2044	1,160	1,161
	Chaffey Joint Union High School District GO	5.250%	8/1/2052	5,035	5,308
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	9,560	9,014
	Chico Unified School District GO	3.000%	8/1/2044	1,195	966
	Chino Valley Unified School District GO	0.000%	8/1/2040	1,800	1,013
	Chino Valley Unified School District GO	0.000%	8/1/2041	2,500	1,331
	Chino Valley Unified School District GO	0.000%	8/1/2043	3,590	1,706
	Chino Valley Unified School District GO	0.000%	8/1/2044	4,000	1,794
	Chino Valley Unified School District GO	5.000%	8/1/2055	10,175	10,613
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2046	5,710	3,699
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2051	6,900	3,963
	Chula Vista Elementary School District GO	4.000%	8/1/2041	2,895	2,930
	Clovis Unified School District COP	4.000%	6/1/2048	5,000	4,749
	Clovis Unified School District GO	5.250%	8/1/2040	650	703
	Clovis Unified School District GO	5.000%	8/1/2050	6,000	6,279
[6]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	4,975	3,812
[1]	Coast Unified School District GO	0.000%	8/1/2040	1,610	940
[2]	Colton Joint Unified School District GO	0.000%	8/1/2045	1,000	425
[2]	Colton Joint Unified School District GO	0.000%	8/1/2046	4,700	1,903
[2]	Colton Joint Unified School District GO	0.000%	8/1/2046	1,000	398
[2]	Colton Joint Unified School District GO	0.000%	8/1/2047	5,000	1,920
[2]	Colton Joint Unified School District GO	0.000%	8/1/2047	1,750	657
[2]	Colton Joint Unified School District GO	0.000%	8/1/2048	3,500	1,275
[2]	Colton Joint Unified School District GO	0.000%	8/1/2048	2,000	712
[2]	Colton Joint Unified School District GO	0.000%	8/1/2049	1,500	507
[2]	Colton Joint Unified School District GO	5.000%	8/1/2055	17,615	18,361
	Concord CA COP	2.125%	4/1/2041	1,500	1,097
	Contra Costa Community College District GO	3.000%	8/1/2038	1,025	946
	Contra Costa Community College District GO	2.000%	8/1/2039	6,000	4,743
	Corona Utility Authority Water Revenue (Water Project)	5.000%	9/1/2055	4,500	4,718
	Corona-Norco Unified School District GO	5.000%	8/1/2044	600	663
	Corona-Norco Unified School District GO	5.000%	8/1/2045	800	875
	Corona-Norco Unified School District GO	5.000%	8/1/2046	780	847
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/2049	2,300	2,438
[1]	Cotati-Rohnert Park Unified School District GO	4.125%	8/1/2054	5,545	5,220
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	1,890	1,642
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	2,145	1,875
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	4,000	2,780
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,095	780
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	1,000	692
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	5,975	4,373
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	10,000	7,062
	Culver City Unified School District GO	5.000%	8/1/2026	1,075	1,079
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/2037	2,110	2,199
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	230	231
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	3,255	3,429
	Desert Community College District GO	4.000%	8/1/2051	16,100	15,205
[1]	Downey Unified School District GO	2.000%	8/1/2042	450	313
[1]	Downey Unified School District GO	2.125%	8/1/2044	135	93
9

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Downey Unified School District GO	3.000%	8/1/2048	1,805	1,403
	Downey Unified School District GO	4.000%	8/1/2052	1,355	1,281
	Downey Unified School District GO	4.000%	8/1/2057	5,500	5,146
[6]	Downey Unified School District GO TOB VRDO	1.590%	6/4/2026	1,935	1,935
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2041	450	519
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2042	400	456
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2043	850	964
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2044	500	562
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2045	525	584
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2046	400	440
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2047	500	545
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2056	3,250	3,470
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	14,340	16,857
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	6,595	7,671
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	5,000	5,081
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,095	1,249
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	1,625	1,842
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,145	1,286
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	160	162
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	865	962
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2046	675	743
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2051	4,000	4,296
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2056	5,000	5,338
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	9,220	9,220
[1]	East Side Union High School District GO	3.000%	8/1/2032	1,500	1,502
[1]	East Side Union High School District GO	3.000%	8/1/2035	5,995	5,834
	East Whittier City School District GO	4.125%	8/1/2054	2,965	2,791
	El Camino Healthcare District GO	4.000%	8/1/2034	5,000	5,018
	El Monte Union High School District GO	0.000%	6/1/2044	2,340	1,055
	El Segundo Unified School District GO	2.000%	8/1/2046	845	542
	El Segundo Unified School District GO	2.000%	8/1/2047	2,530	1,570
	El Segundo Unified School District GO	2.000%	8/1/2048	130	78
	El Segundo Unified School District GO	3.125%	8/1/2048	4,530	3,581
[2]	El Segundo Unified School District GO	2.125%	8/1/2050	100	60
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2026	1,000	1,001
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2047	1,450	1,543
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2051	3,395	3,547
	Elk Grove Unified School District GO	2.000%	8/1/2036	6,365	5,257
	Elk Grove Unified School District GO	2.000%	8/1/2037	2,000	1,618
	Elk Grove Unified School District GO	2.000%	8/1/2038	1,250	983
	Elk Grove Unified School District GO	2.000%	8/1/2039	1,700	1,308
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,040	1,157
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2050	2,500	2,682
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	4,325	4,602
[1]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2051	3,290	3,051
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2033	4,890	4,326
[8]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	4,350	3,533
	Folsom Cordova Unified School District GO	4.250%	10/1/2047	1,760	1,775
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	5,000	5,246
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,092
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	935
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,000	904
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	941
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	6,180	7,349
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,425	5,277
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	8,291	8,024
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	9,628	8,877
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	9,534	7,958
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.427%	11/25/2038	1,202	1,127
[8]	Freddie Mac Pool	3.550%	11/1/2032	1,560	1,517
[8]	Freddie Mac Pool	3.180%	9/1/2033	8,623	8,176
[8]	Freddie Mac Pool	2.820%	5/1/2035	904	797
[8]	Freddie Mac Pool	3.600%	7/1/2040	3,922	3,599
[8]	Freddie Mac Pool	3.400%	11/1/2040	7,350	6,683
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2046	1,540	1,497
	Fresno Unified School District GO	2.000%	8/1/2029	2,305	2,209
	Fresno Unified School District GO	2.000%	8/1/2030	2,435	2,286
	Fresno Unified School District GO	2.000%	8/1/2031	1,565	1,442
	Fresno Unified School District GO	2.000%	8/1/2032	2,705	2,445
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	3,000	2,838
10

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	6,215	6,545
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	2,310	2,147
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2056	6,275	4,539
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2047	4,880	5,157
	Glendale CA Unified School District GO	3.000%	9/1/2039	5,025	4,647
	Glendale Community College District GO	0.000%	8/1/2039	5,540	3,285
	Glendale Community College District GO	3.000%	8/1/2047	1,145	892
	Glendale Community College District GO	5.000%	8/1/2055	7,100	7,475
	Glendora Unified School District GO	5.000%	8/1/2026	1,160	1,165
	Gridley Unified School District GO	5.000%	8/1/2054	1,600	1,675
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/2047	9,025	9,456
	Hartnell CA Community College District GO	3.000%	8/1/2045	2,000	1,603
[6]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	12,015	10,698
	Hayward CA Sewer Revenue	4.000%	3/1/2052	3,500	3,358
	Hayward CA Sewer Revenue	4.000%	3/1/2055	22,575	21,511
	Hayward Unified School District COP	5.000%	8/1/2035	355	362
	Hayward Unified School District COP	5.000%	8/1/2037	350	356
[2]	Hayward Unified School District GO	5.000%	8/1/2040	550	571
[2]	Hayward Unified School District GO	5.000%	8/1/2044	9,970	10,290
[2]	Hayward Unified School District GO	5.000%	8/1/2046	720	780
[2]	Hayward Unified School District GO	5.000%	8/1/2047	2,400	2,581
[2]	Hayward Unified School District GO	5.000%	8/1/2050	8,655	9,175
[2]	Hayward Unified School District GO	5.000%	8/1/2055	21,285	22,378
	Healdsburg Unified School District GO	4.000%	8/1/2028	115	115
[1]	Hemet Unified School District GO	3.000%	8/1/2037	1,790	1,687
[1]	Hemet Unified School District GO	3.000%	8/1/2039	2,070	1,891
	Hughson Unified School District GO	0.000%	8/1/2047	1,270	465
	Hughson Unified School District GO	0.000%	8/1/2048	1,000	347
	Hughson Unified School District GO	0.000%	8/1/2049	1,000	330
	Hughson Unified School District GO	0.000%	8/1/2050	1,000	313
	Hughson Unified School District GO	4.000%	8/1/2054	2,555	2,405
	Hughson Unified School District GO	5.000%	8/1/2056	1,000	1,053
	Hughson Unified School District GO	5.250%	8/1/2060	2,850	3,059
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	495	518
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2044	1,175	1,298
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	620	679
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	1,300	1,411
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2047	1,750	1,885
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2046	1,000	975
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2051	1,465	1,382
[2]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2047	280	298
[2]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2034	1,125	1,145
[2]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2038	500	507
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	5,000	5,333
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	10,000	10,656
	Irvine Unified School District GO	2.250%	9/1/2050	3,000	1,927
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2040	350	342
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	610	624
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	3.750%	6/1/2035	370	338
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,260	1,003
	Kern Community College District GO	5.250%	8/1/2040	2,900	3,224
[1]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2038	1,320	1,514
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	501
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	500	480
[2]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/2049	7,200	5,530
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2029	1,010	1,015
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,255	1,261
	Lawndale Elementary School District GO	4.000%	8/1/2026	100	100
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2040	2,135	1,941
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	1,000	981
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	375	366
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	1,000	963
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	520	499
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	2,100	1,979
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,730	1,568
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	925	813
11

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2042	1,980	1,717
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	10,040	10,396
	Lodi CA Unified School District GO	3.000%	8/1/2046	10,000	8,001
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	455	467
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2046	640	638
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2046	8,205	8,755
[5]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.051%	11/15/2026	1,800	1,804
[9]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2026	1,380	1,385
[9]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	4,715	5,171
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	1,110	1,162
	Long Beach CA Water Revenue	4.000%	5/1/2054	5,940	5,575
[6]	Long Beach California Finance Authority Lease (Abatement) Revenue TOB VRDO	1.570%	6/4/2026	6,670	6,670
[6]	Long Beach California Finance Authority Lease (Abatement) Revenue TOB VRDO	1.570%	6/4/2026	6,665	6,665
	Long Beach Community College District GO	3.000%	8/1/2040	1,000	871
	Long Beach Community College District GO	3.000%	8/1/2041	2,000	1,722
	Long Beach Unified School District GO	0.000%	8/1/2026	1,870	1,860
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,597
	Long Beach Unified School District GO	5.000%	8/1/2042	4,240	4,817
	Long Beach Unified School District GO	5.000%	8/1/2043	4,830	5,447
	Long Beach Unified School District GO	4.000%	8/1/2052	7,000	6,640
	Long Beach Unified School District GO	4.000%	8/1/2053	18,340	17,341
	Los Angeles CA Community College District GO	4.000%	8/1/2036	5,000	5,001
	Los Angeles CA Community College District GO	4.000%	8/1/2038	630	630
	Los Angeles CA Community College District GO	3.000%	8/1/2039	3,020	2,737
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/2034	560	492
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	4,920	4,930
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	1,425	1,428
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	500	501
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	1,430	1,473
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,765	2,833
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	2,500	2,552
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,000	1,096
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,000	1,091
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	11,875	12,232
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	3,205	3,306
[1]	Los Angeles CA Unified School District GO	5.250%	7/1/2042	1,045	1,078
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	4,045	4,444
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	1,950	1,436
	Los Angeles CA Unified School District GO	5.000%	7/1/2046	5,000	5,442
	Los Angeles CA Unified School District GO	5.000%	7/1/2047	5,000	5,397
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	100	107
	Los Angeles CA Unified School District GO	5.000%	7/1/2048	5,000	5,364
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	3,765	4,015
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	3,560	3,847
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	5,000	5,100
[6]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	2.550%	6/1/2026	2,790	2,790
[4,6]	Los Angeles County California Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	2,800	2,825
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	3,000	3,207
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	15,950	16,854
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	3,195	3,366
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	13,720	14,220
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	480	481
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	4,000	4,576
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,000	1,144
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	1,600	1,819
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	1,000	1,131
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	1,225	1,386
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	3,760	4,284
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	4,900	5,541
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	2,500	2,809
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	310	332
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,020	1,089
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	520	579
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	2,955	3,138
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	825	911
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	605	662
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,130	1,197
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2041	2,500	2,530
12

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,000	4,193
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	2,500	2,806
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	2,500	2,506
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	720	759
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	14,155	15,003
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	11,695	12,846
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	5,930	5,553
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	19,250	20,510
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,000	4,371
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2041	1,000	1,145
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2042	2,000	2,268
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2043	2,735	3,075
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2044	3,090	3,446
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2045	2,525	2,786
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2046	1,500	1,637
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2051	3,000	3,170
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2056	3,000	3,146
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	1,800	1,863
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	2,000	2,056
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	6,425	6,848
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,500	2,618
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	2,010	2,122
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,300	1,430
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	7,500	7,898
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	13,510	14,470
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	5,640	5,886
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,500	1,594
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	265	286
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	13,205	14,146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,090	1,193
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,060	2,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	359
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,175	5,731
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,515	1,678
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	560	566
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,400	2,661
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	205	229
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,550	1,730
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,965	2,019
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	677
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,020	1,132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,805	2,015
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,500	2,808
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,015	2,232
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	605	635
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	435	452
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	235	251
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,865	1,909
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,000	4,122
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,245	4,401
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	450	482
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	970	1,038
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	9,625	10,761
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,715	5,842
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,500	2,604
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	375	404
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	135	148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,770	5,214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10,000	11,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	885	914
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	800	840
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	735	784
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	4,435	4,826
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	280	302
13

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	400	433
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	120	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	12,940	13,567
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,180	1,280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,895	3,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,330	1,397
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	425	453
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,290	2,462
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,200	1,295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,350	3,392
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	825	852
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	665	706
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	410	440
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,845	3,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,360	2,555
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,215	1,287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,620	1,732
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,205	2,248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	3,595	3,781
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,000	4,219
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,530	2,683
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,850	3,022
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	2,945	3,036
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,535	1,602
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,655	1,739
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,690	1,780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,040	1,072
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,850	4,002
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	8,960	9,348
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,655	2,739
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	9,675	10,016
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	3,000	3,122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,610	6,811
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	3,000	3,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	255	260
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	100	103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,425	1,457
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	3,080	3,173
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	6,085	6,227
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	665	681
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	2,275	2,340
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	3,000	3,078
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	380	388
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	104
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	200	206
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	50	53
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	125	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	155	168
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	375	387
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	180	195
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	270	296
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	365	399
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	482
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	140	146
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	145	159
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	15,000	16,417
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	475	526
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	110	118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	160	177
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	285	288
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	400	415
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	455	508
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	230	257
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	220	235
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	145	162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	290	324
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	325	337
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	180	192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	280	314
14

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	240	266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	720	802
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,130	1,267
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	235	266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	115	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	160	174
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	335	369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,640	1,681
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,077
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	760	823
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	410	449
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	290	319
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,083
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,022
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,071
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	364
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,830	2,010
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	6,865	7,611
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	280	299
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,030	1,121
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	335	366
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,000	1,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,110	1,164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	210	224
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	145	155
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	820	889
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,070
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	360	392
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,535	1,686
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,235	1,291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	290	309
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	480	516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	305	329
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,530	2,742
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,455	1,590
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	315	333
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,220	1,295
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	220	235
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	510	548
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,485	4,891
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	6,790	6,953
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	870	921
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	345	368
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,305	2,468
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,435	1,542
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	3,865	4,108
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,015	2,162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	180	189
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	485	499
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	570	586
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,000	1,031
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	585	603
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	90	84
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,145	1,179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	395	403
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	9,140	9,285
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	6,415	6,547
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	18,840	19,571
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2054	930	952
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,698	1,708
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.350%	12/1/2049	4,650	4,260
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.400%	12/1/2054	3,000	2,793
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2059	2,250	2,104
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.550%	12/1/2061	3,000	2,875
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2035	4,295	4,977
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	1,100	1,100
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,435	1,617
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,510	1,719
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	1,025	1,149
15

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	945	1,070
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	5,190	5,768
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	1,275	1,430
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	6,230	6,872
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	2,420	2,693
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	9,490	10,352
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	2,875	3,160
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	10,095	10,905
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	6,505	6,931
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	5,000	5,266
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	20,935	22,181
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2039	100	108
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2041	250	269
[6]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	2.530%	6/1/2026	18,335	18,335
	Los Rios Community College District GO	4.000%	8/1/2034	4,055	4,100
	Los Rios Community College District GO	3.000%	8/1/2035	1,450	1,422
	Los Rios Community College District GO	3.000%	8/1/2044	1,000	826
	Manteca Unified School District GO	5.250%	8/1/2050	7,500	8,147
	Marin Healthcare District GO	4.000%	8/1/2047	1,000	943
	Marina Joint Powers Financing Authority Local or Guaranteed Housing Revenue	3.400%	3/1/2036	4,585	4,633
[1]	Menifee Union School District Special Tax Revenue	4.000%	9/1/2051	3,650	3,283
	Merced Union High School District GO	4.000%	8/1/2026	255	256
	Mesa Water District COP	4.000%	3/15/2040	325	333
	Modesto High School District GO	5.250%	8/1/2050	1,575	1,710
	Modesto High School District GO	4.000%	8/1/2052	1,290	1,222
[1]	Montebello Unified School District GO	5.500%	8/1/2047	3,500	3,743
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	2,100	2,129
	Moreland School District GO	3.875%	8/1/2030	915	933
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,360	1,556
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,150	1,306
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	1,120	1,259
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	2,000	2,225
[2]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	2,000	1,518
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/2052	5,500	5,786
[1,3]	Moreno Valley Public Financing Authority Electric Power & Light Revenue	5.250%	5/1/2045	1,150	1,282
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,605	1,654
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2038	1,150	1,279
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2039	625	692
[2]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/2044	2,000	1,731
	Mount San Antonio Community College District GO	2.375%	8/1/2051	4,115	2,721
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	1,715	1,611
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	2,000	2,001
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	4,000	3,929
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	6,290	5,910
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2038	810	832
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2039	1,725	1,764
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2040	1,795	1,825
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2041	1,710	1,725
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/2032	1,730	1,506
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	5,805	7,149
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	1,170	1,441
	Mt San Antonio Community College District GO	5.250%	8/1/2055	6,515	7,002
[1]	Natomas Unified School District GO	3.000%	8/1/2039	500	453
[1]	Natomas Unified School District GO	3.000%	8/1/2041	2,590	2,250
[1]	Natomas Unified School District GO	3.000%	8/1/2043	500	417
[1]	Natomas Unified School District GO	3.000%	8/1/2047	3,135	2,400
	Nevada Joint Union High School District GO	5.000%	8/1/2042	730	749
	New Haven Unified School District GO	4.000%	8/1/2036	500	507
	New Haven Unified School District GO	4.000%	8/1/2039	420	423
	New Haven Unified School District GO	3.000%	8/1/2049	1,520	1,158
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/2042	3,250	3,542
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/2047	4,425	4,794
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,000	940
	North Orange County CA Community College District GO	3.000%	8/1/2039	1,000	926
	North Orange County CA Community College District GO	3.000%	8/1/2040	1,000	899
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	29,000	30,758
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	2,095	2,223
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/2035	100	99
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2043	9,260	7,952
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	5,000	4,001
16

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	6,750	5,077
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	6,665	6,968
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	1,500	1,584
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2055	2,200	2,301
	Novato CA Unified School District GO	3.000%	8/1/2043	1,430	1,223
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.670%	6/4/2026	4,000	4,000
	Oakland CA GO	5.000%	7/15/2026	255	256
	Oakland CA GO	2.500%	1/15/2044	7,190	5,407
[2]	Oakland CA GO	3.000%	1/15/2050	3,000	2,252
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/2051	1,540	1,344
	Ontario Montclair School District GO	4.000%	8/1/2048	3,050	2,951
[1]	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	415	424
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,105
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,500	1,585
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	811
	Oxnard School District BAN GO	0.000%	2/1/2031	345	297
[2]	Oxnard School District GO	5.000%	8/1/2045	1,500	1,517
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	165	166
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	110	110
[2]	Palmdale Elementary School District GO	5.000%	8/1/2048	890	944
	Palmdale Elementary School District GO	5.000%	8/1/2050	1,000	1,059
	Palo Alto CA COP	2.125%	11/1/2043	1,730	1,234
	Palo Alto CA COP	2.250%	11/1/2047	9,515	6,419
	Palo Alto Unified School District GO	3.250%	8/1/2042	10,150	9,495
	Palomar Health COP	4.000%	11/1/2038	685	588
	Palomar Health COP	4.000%	11/1/2047	410	301
[1]	Palomar Health COP	4.000%	11/1/2047	120	108
	Palomar Health GO	4.000%	8/1/2032	4,180	3,982
[1]	Palomar Health GO	0.000%	8/1/2033	4,100	3,073
	Palomar Health GO	4.000%	8/1/2033	4,560	4,296
	Palomar Health GO	0.000%	8/1/2034	1,050	691
	Palomar Health GO	4.000%	8/1/2034	335	312
	Palomar Health GO	5.000%	8/1/2034	1,125	1,116
	Palomar Health GO	4.000%	8/1/2035	4,350	3,993
	Palomar Health GO	0.000%	8/1/2036	5,025	2,924
	Palomar Health GO	4.000%	8/1/2036	300	271
[1]	Palomar Health GO	0.000%	8/1/2038	390	221
[1]	Palomar Health GO	7.000%	8/1/2038	205	224
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	100	96
[10]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	950	946
	Paramount Unified School District GO	0.000%	8/1/2042	1,000	497
[6]	Pasadena CA GO TOB VRDO	2.800%	6/1/2026	4,320	4,320
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2044	1,850	838
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2045	1,900	813
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2046	1,675	677
	Peralta Community College District GO	3.000%	2/1/2050	1,750	1,334
	Peralta Community College District GO	5.000%	8/1/2054	2,500	2,617
[2]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/2048	4,515	4,631
	Perris CA Union High School District GO	3.000%	9/1/2045	4,615	3,769
	Piner-Olivet CA Union Elementary School District GO	5.250%	8/1/2047	250	265
[1]	Pittsburg Unified School District Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2047	5,000	5,109
	Pittsburg Unified School District GO	3.500%	8/1/2046	260	231
[1]	Pittsburg Unified School District GO	5.000%	8/1/2047	2,320	2,435
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	2,345	2,259
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,250	1,191
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	4,100	3,857
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	2,000	1,862
	Placer County Water Agency Public Facilities Corp. COP	5.000%	7/1/2026	370	371
	Pomona Unified School District GO	5.000%	8/1/2026	165	166
[1]	Pomona Unified School District GO	2.125%	8/1/2040	970	740
[1]	Pomona Unified School District GO	2.500%	8/1/2048	5,050	3,405
[2]	Pomona Unified School District GO	3.000%	8/1/2048	3,155	2,436
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2026	105	105
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2030	1,730	1,738
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2050	2,250	2,067
[4,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	5,000	5,000
[4,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	8,810	8,810
[4,6]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	34,290	34,290
[1]	Ravenswood CA City School District GO	0.000%	8/1/2050	3,750	1,146
17

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2050	5,000	5,226
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	7,500	7,751
	Redlands Unified School District GO	5.000%	7/1/2050	15,000	15,794
	Redondo Beach Unified School District GO	5.250%	8/1/2055	1,375	1,466
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2041	2,230	1,965
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2046	4,000	3,199
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2051	250	188
	Rialto Public Financing Authority Lease (Abatement) Revenue (Police Station Project)	5.000%	6/1/2043	190	202
	Rialto Public Financing Authority Lease (Abatement) Revenue (Police Station Project)	5.000%	6/1/2048	2,495	2,577
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2056	3,000	634
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2057	1,650	329
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2058	2,350	443
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2059	3,400	606
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	2,000	338
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	2,000	319
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	2,000	300
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	2,045	289
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	1,750	233
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	2,150	269
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	2,800	2,919
	Riverside Community College District GO	3.000%	8/1/2035	530	520
	Riverside Community College District GO	3.000%	8/1/2037	1,005	949
	Riverside Community College District GO	3.000%	8/1/2040	6,050	5,452
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,320	2,373
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	6,710	3,545
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	2,975	1,481
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	7,500	3,533
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2048	4,105	3,149
[2]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,000	4,615
	Riverside Unified School District GO	3.000%	8/1/2036	800	759
	Riverside Unified School District GO	3.000%	8/1/2037	1,800	1,684
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2030	1,940	2,053
	Roseville Joint Union High School District GO	0.000%	8/1/2039	2,250	1,291
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,000	886
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2041	1,250	1,384
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2044	1,380	1,493
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	5,000	5,063
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	2,500	2,575
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2044	3,250	3,264
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	5	5
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	9,020	9,397
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	135	139
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	3,485	3,541
	Sacramento CA Water Water Revenue	5.250%	9/1/2047	6,285	6,385
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	1,330	1,383
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	550	580
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,875	1,595
	San Bernardino Community College District GO	5.000%	8/1/2043	1,020	1,102
	San Bernardino Community College District GO	0.000%	8/1/2044	15,000	6,850
	San Bernardino County Housing Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2036	5,440	5,463
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	6,130	6,236
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,300	2,304
	San Diego CA Unified School District GO	5.000%	7/1/2026	1,650	1,653
	San Diego CA Unified School District GO	5.000%	7/1/2026	535	536
	San Diego CA Unified School District GO	5.000%	7/1/2042	845	1,009
	San Diego CA Unified School District GO	5.000%	7/1/2043	3,300	3,930
	San Diego CA Unified School District GO	5.000%	7/1/2044	3,205	3,787
	San Diego CA Unified School District GO	2.000%	7/1/2045	5,080	3,444
	San Diego CA Unified School District GO	5.000%	7/1/2045	1,370	1,597
	San Diego CA Unified School District GO	3.250%	7/1/2048	1,000	825
	San Diego CA Unified School District GO	5.000%	7/1/2049	3,000	3,191
	San Diego CA Unified School District GO	4.000%	7/1/2053	9,050	8,544
	San Diego CA Unified School District GO	4.000%	7/1/2053	12,890	12,169
	San Diego CA Unified School District GO	4.000%	7/1/2054	11,950	11,250
	San Diego CA Unified School District GO	5.000%	7/1/2055	5,000	5,281
	San Diego Community College District GO	4.000%	8/1/2041	1,000	1,021
	San Diego Community College District GO	4.000%	8/1/2042	1,000	1,014
	San Diego Community College District GO	5.000%	8/1/2055	23,090	24,334
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	100	100
	San Diego County CA COP	5.000%	10/1/2048	2,840	2,997
18

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,625	1,772
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	2,325	2,492
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	175	178
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	275	287
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,515	2,313
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	2,860	3,021
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,160	4,189
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,000	1,163
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,000	1,154
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	2,000	2,225
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	2,060	2,268
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	6,255	6,454
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	10,725	11,438
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	650	705
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	4,305	4,485
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	3,855	4,020
	San Dieguito Union High School District GO	3.000%	8/1/2038	1,000	940
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2026	210	211
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	760	718
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2041	3,585	2,497
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	2,575	1,656
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	6,300	4,811
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	13,720	10,341
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	15,425	11,730
[6]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	2.550%	6/1/2026	3,600	3,600
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	16,955	14,276
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2043	4,865	4,809
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2041	3,355	3,365
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2043	8,490	7,405
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2044	8,745	7,494
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2047	700	699
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2050	400	386
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,000	1,034
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2052	1,150	1,174
	San Francisco CA City & County GO	3.000%	6/15/2034	3,250	3,201
	San Francisco CA City & County GO	3.000%	6/15/2035	2,140	2,069
	San Francisco CA City & County Local or Guaranteed Housing Revenue	4.650%	8/1/2040	2,215	2,304
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	2,820	2,949
[6]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	45,900	45,900
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	3,525	3,725
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	10,000	10,744
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	10,325	10,957
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	2,165	2,304
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,750	6,180
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	825	897
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,000	1,078
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	11,295	10,668
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	4,330	4,485
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	525	540
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	3,850	4,140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	2,225	2,380
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	1,000	1,087
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	1,500	1,595
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2047	1,500	1,587
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	3,850	4,044
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2028	985	989
	San Francisco Community College District GO	3.000%	6/15/2045	820	677
[2]	San Francisco Community College District GO	3.000%	6/15/2045	3,125	2,623
[2]	San Francisco Community College District GO	5.250%	6/15/2049	19,115	20,477
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,281
	San Francisco Unified School District GO	3.000%	6/15/2039	4,075	3,704
	San Francisco Unified School District GO	3.000%	6/15/2040	6,500	5,806
	San Francisco Unified School District GO	5.000%	6/15/2040	3,380	3,589
[1]	San Jacinto Unified School District COP	5.000%	9/1/2040	1,075	1,142
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	225	187
19

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Jose CA GO	5.000%	9/1/2047	1,815	1,873
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	4,255	4,569
	San Jose Evergreen Community College District GO	3.000%	9/1/2040	3,710	3,380
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,100	4,194
	San Jose Unified School District GO	2.125%	8/1/2038	900	722
	San Juan Unified School District GO	2.375%	8/1/2041	15	11
	San Juan Unified School District GO	5.000%	8/1/2041	2,000	2,134
	San Leandro Unified School District GO	5.000%	8/1/2044	375	415
	San Leandro Unified School District GO	5.000%	8/1/2045	500	547
	San Leandro Unified School District GO	5.000%	8/1/2046	500	544
[1,11]	San Leandro Unified School District GO, 7.000% coupon rate effective 8/1/2026	0.000%	8/1/2039	825	877
	San Luis Coastal Unified School District GO	4.000%	8/1/2054	2,845	2,656
	San Marcos Unified School District GO	0.000%	8/1/2040	5,000	2,884
	San Marcos Unified School District GO	0.000%	8/1/2041	2,000	1,097
	San Marcos Unified School District GO	0.000%	8/1/2042	1,000	519
	San Marcos Unified School District GO	0.000%	8/1/2043	1,000	491
	San Mateo County Community College District GO	5.000%	9/1/2045	34,955	36,158
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	1,022
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	1,835	1,469
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	3,365	2,197
	San Mateo Union High School District GO	1.875%	9/1/2032	1,655	1,483
[11]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	3,280	2,613
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,950	1,742
	San Rafael CA City High School District GO	3.000%	8/1/2047	770	605
	San Rafael CA City High School District GO	4.000%	8/1/2053	7,100	6,702
[2]	San Ysidro School District GO	5.000%	8/1/2044	1,000	1,095
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	5,000	5,416
[2]	Sanger Unified School District GO	3.000%	8/1/2045	1,480	1,233
[2]	Sanger Unified School District GO	3.000%	8/1/2048	5,500	4,321
[2]	Sanger Unified School District GO	4.000%	8/1/2055	2,480	2,313
[1]	Santa Ana Unified School District GO	2.000%	8/1/2046	5,755	3,654
[1]	Santa Ana Unified School District GO	2.125%	8/1/2050	1,000	591
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	373
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	341
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	3,605	3,394
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2057	1,915	1,765
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,310	1,275
	Santa Barbara Unified School District GO	5.000%	8/1/2044	6,725	6,929
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2026	215	217
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,765	2,564
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	3,000	2,796
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	1,000	926
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	4,165	3,378
	Santa Clara Unified School District GO	5.000%	7/1/2026	1,000	1,002
	Santa Clara Unified School District GO	3.000%	7/1/2037	6,605	6,258
	Santa Clara Unified School District GO	3.250%	7/1/2044	13,190	11,709
	Santa Clarita Community College District GO	3.000%	8/1/2036	750	712
	Santa Clarita Community College District GO	3.000%	8/1/2041	950	833
	Santa Clarita Community College District GO	3.000%	8/1/2044	1,000	831
	Santa Cruz City High School District GO	4.000%	8/1/2054	5,000	4,730
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/2039	4,300	4,365
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2037	850	811
	Santa Monica Public Financing Authority Lease (Abatement) Revenue	4.000%	7/1/2039	790	793
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/2046	5,500	3,657
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/2051	6,500	3,977
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2031	2,980	3,357
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2032	1,935	2,216
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/2039	555	557
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,575	1,363
	Santa Paula Unified School District GO	3.000%	8/1/2049	1,330	978
	Santa Rosa Elementary School District GO	5.000%	8/1/2042	400	433
	Santa Rosa Elementary School District GO	5.000%	8/1/2043	600	646
	Santa Rosa High School District GO	5.000%	8/1/2036	1,275	1,502
	Santa Rosa High School District GO	5.000%	8/1/2037	1,060	1,240
	Santa Rosa High School District GO	5.000%	8/1/2038	3,360	3,908
	Santa Rosa High School District GO	5.000%	8/1/2039	3,615	4,173
	Sequoia Union High School District GO	2.375%	7/1/2032	1,060	997
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/2042	4,770	4,109
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	2,340	2,196
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	2,485	2,286
20

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sonoma County Junior College District GO	3.000%	8/1/2037	7,285	6,815
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2042	1,260	1,313
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	40	43
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2036	350	357
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2037	250	254
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2038	1,080	1,023
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2039	1,110	1,031
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2040	1,105	999
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/2050	4,920	3,376
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2052	8,765	9,096
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	600	647
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2045	500	521
[3]	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	10,510	11,201
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	1,340	1,481
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2044	1,290	1,397
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2045	1,510	1,621
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,100	15,791
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,765
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	1,800	1,936
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,954
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	5,470	5,699
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	135	144
[6]	Southern California Public Power Authority Electric Power & Light Revenue TOB VRDO	1.570%	6/4/2026	3,685	3,685
[6]	Southern California Public Power Authority Electric Power & Light Revenue TOB VRDO	1.570%	6/4/2026	6,000	6,000
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	1,550	1,631
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2050	3,805	4,063
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,001
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	210	225
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	2,085	2,182
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.500%	6/1/2026	29,070	29,070
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	1,645	1,703
	Southwestern Community College District GO	3.000%	8/1/2039	900	832
	Southwestern Community College District GO	3.000%	8/1/2040	1,250	1,143
	Southwestern Community College District GO	3.000%	8/1/2040	2,500	2,285
	Southwestern Community College District GO	3.000%	8/1/2041	3,560	3,209
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2039	280	256
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	1,860	1,488
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	4,300	3,441
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	1,915	1,440
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/2052	1,580	1,636
	State Center Community College District GO	3.000%	8/1/2040	4,660	4,164
[2]	Stockton Unified School District GO	2.500%	8/1/2035	1,025	907
[1]	Stockton Unified School District GO	4.000%	8/1/2038	1,625	1,674
[1]	Stockton Unified School District GO	4.000%	8/1/2040	1,035	1,055
[2,6]	Stockton Unified School District GO TOB VRDO	2.800%	6/1/2026	2,200	2,200
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2044	1,000	1,106
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2045	1,500	1,644
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	3,620	2,415
	Sunnyvale School District GO	4.000%	9/1/2036	250	256
	Sunnyvale School District GO	4.000%	9/1/2037	270	275
	Sweetwater Union High School District GO	5.000%	8/1/2026	25	25
[1]	Sweetwater Union High School District GO	0.000%	8/1/2039	1,355	747
[1]	Sweetwater Union High School District GO	0.000%	8/1/2040	3,005	1,557
[1]	Sweetwater Union High School District GO	0.000%	8/1/2041	4,000	1,949
[1]	Sweetwater Union High School District GO	0.000%	8/1/2042	2,000	918
[1]	Sweetwater Union High School District GO	0.000%	8/1/2043	4,000	1,721
[1]	Sweetwater Union High School District GO	0.000%	8/1/2044	3,500	1,411
[1]	Sweetwater Union High School District GO	0.000%	8/1/2045	4,975	1,886
[1]	Sweetwater Union High School District GO	0.000%	8/1/2046	1,165	415
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2038	3,115	3,188
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,065
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	335	356
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	1,000	1,050
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	125	123
21

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/2048	1,700	1,794
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/2053	2,700	2,847
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	800	824
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2045	2,000	2,020
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	285	297
	Turlock Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2045	475	497
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2036	1,850	1,215
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2040	190	194
	University of California College & University Revenue	5.000%	5/15/2037	10,000	11,523
	University of California College & University Revenue	5.000%	11/15/2037	5,000	5,817
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,256
	University of California College & University Revenue	5.000%	5/15/2038	3,000	3,426
	University of California College & University Revenue	5.000%	5/15/2038	4,370	4,990
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,284
	University of California College & University Revenue	5.000%	11/15/2038	7,500	8,640
	University of California College & University Revenue	5.000%	5/15/2039	9,670	10,967
	University of California College & University Revenue	5.000%	5/15/2039	22,095	25,059
	University of California College & University Revenue	5.000%	5/15/2039	3,800	4,310
	University of California College & University Revenue	5.000%	11/15/2039	9,990	11,829
	University of California College & University Revenue	5.000%	5/15/2040	23,115	26,082
	University of California College & University Revenue	5.000%	5/15/2040	3,250	3,667
	University of California College & University Revenue	5.000%	5/15/2040	3,690	4,164
	University of California College & University Revenue	5.000%	5/15/2040	4,000	4,538
	University of California College & University Revenue	5.250%	5/15/2040	7,705	9,345
	University of California College & University Revenue	5.500%	5/15/2040	8,000	9,426
	University of California College & University Revenue	5.000%	11/15/2040	12,000	13,686
	University of California College & University Revenue	5.000%	11/15/2041	3,070	3,470
	University of California College & University Revenue	5.000%	5/15/2042	1,270	1,339
	University of California College & University Revenue	5.000%	11/15/2042	2,110	2,372
	University of California College & University Revenue	5.000%	5/15/2043	2,175	2,406
	University of California College & University Revenue	5.000%	11/15/2043	1,305	1,456
	University of California College & University Revenue	5.000%	5/15/2044	1,505	1,653
	University of California College & University Revenue	5.000%	11/15/2044	665	736
	University of California College & University Revenue	5.000%	5/15/2045	1,265	1,381
	University of California College & University Revenue	5.000%	11/15/2045	630	693
	University of California College & University Revenue	5.000%	11/15/2045	285	314
	University of California College & University Revenue	5.000%	5/15/2046	3,490	3,782
	University of California College & University Revenue	5.000%	11/15/2046	310	338
	University of California College & University Revenue	5.000%	5/15/2047	5,440	5,507
	University of California College & University Revenue	5.000%	5/15/2047	430	462
	University of California College & University Revenue	5.000%	5/15/2052	20,000	20,837
	University of California College & University Revenue	5.000%	5/15/2053	30,865	32,594
	University of California College & University Revenue	4.000%	5/15/2055	2,720	2,537
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	27,405	27,857
[12]	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	30,485	32,003
	University of California College & University Revenue VRDO	2.300%	6/1/2026	18,570	18,570
	University of California College & University Revenue VRDO	2.300%	6/1/2026	39,200	39,200
	University of California College & University Revenue VRDO	2.350%	6/1/2026	28,690	28,690
	University of California College & University Revenue VRDO	1.250%	6/4/2026	6,960	6,960
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	3,000	3,274
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	2,000	2,168
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	440	378
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	3,775	4,065
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	13,720	14,448
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	22,735	21,069
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/2054	15,000	12,055
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/1/2026	5,355	5,355
	Upland CA COP	4.000%	1/1/2042	5,635	5,202
	Val Verde Unified School District GO	5.000%	8/1/2044	1,000	1,108
	Val Verde Unified School District GO	5.000%	8/1/2045	1,000	1,097
[1]	Val Verde Unified School District GO	4.000%	8/1/2048	4,900	4,707
[1]	Val Verde Unified School District GO	4.000%	8/1/2049	5,000	4,783
	Vallecitos Water District COP	2.250%	8/1/2046	2,140	1,484
	Vallejo City Unified School District GO	5.000%	8/1/2041	1,485	1,596
	Ventura Unified School District GO	4.000%	8/1/2041	2,855	2,904
	Ventura Unified School District GO	4.000%	8/1/2052	11,230	10,552
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	865	921
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2036	750	789
	Victor Valley Community College District GO	5.000%	8/1/2039	3,000	3,472
	Victor Valley Community College District GO	5.000%	8/1/2052	5,000	5,285
22

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Vista Unified School District GO	5.000%	8/1/2041	670	760
[1]	Vista Unified School District GO	5.000%	8/1/2043	1,400	1,563
[1]	Vista Unified School District GO	5.000%	8/1/2045	1,200	1,315
[1]	Vista Unified School District GO	5.000%	8/1/2047	1,595	1,715
[1]	Vista Unified School District GO	5.000%	8/1/2048	1,500	1,602
	Washington Township Health Care District GO	5.000%	8/1/2043	250	250
	Washington Township Health Care District GO	5.000%	8/1/2043	500	500
	Washington Township Health Care District GO	5.500%	8/1/2053	750	807
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,342
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,230	1,275
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	500	516
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,080	1,090
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,080	1,090
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	1,770	1,646
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	105	95
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,220	2,139
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	510
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,240	1,173
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,000	870
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	750	617
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2048	3,340	3,522
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2053	2,270	2,351
[1]	Washington Yolo County CA Unified School District (Capital Project) COP	5.000%	8/1/2026	60	60
	West Contra Costa Unified School District GO	5.000%	8/1/2026	115	115
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2035	850	837
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,000	964
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2037	1,400	1,331
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,000	1,131
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,400	1,584
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2045	6,385	5,266
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2051	2,010	1,523
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2054	2,070	1,940
	West Sonoma County Union High School District GO	5.000%	8/1/2043	780	806
[2]	Western Placer Unified School District GO	5.000%	8/1/2042	6,350	6,466
	Western Placer Unified School District GO	5.000%	8/1/2043	800	802
					5,991,428
Indiana (0.3%)
[8]	Freddie Mac Pool	4.250%	1/1/2042	14,971	14,506
Minnesota (0.0%)
[8]	Freddie Mac Pool	3.720%	1/1/2041	1,115	1,040
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.809%	7/20/2039	7,576	7,352
Ohio (0.1%)
[8]	Freddie Mac Pool	4.250%	9/1/2041	5,475	5,328
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	6,964	7,318
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	10,704	11,587
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	10,000	7,287
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,029	4,035
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	1,092	1,039
	Commonwealth of Puerto Rico GO	4.000%	7/1/2046	3,103	2,747
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	525
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	970	1,023
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	610	633
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	155	163
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,230	1,115
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,773	2,330
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	1,264	982
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	559	559
					41,603
Total Tax-Exempt Municipal Bonds (Cost $6,088,048)					6,061,257
23

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	8,929	6,161
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,317	2,330
Total Taxable Municipal Bonds (Cost $7,540)				8,491
Total Investments (99.5%) (Cost $6,095,588)				6,069,748
Other Assets and Liabilities—Net (0.5%)				30,481
Net Assets (100%)				6,100,229
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $418,217, representing 6.9% of net assets.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Step bond.
12	Securities with a value of $1,640 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(306)	(32,807)	(75)
10-Year U.S. Treasury Note	September 2026	(395)	(43,382)	(136)
				(211)
24

California Long-Term Tax-Exempt Fund

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/13/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.760%	357	357	—
8/18/2026	RBC	1,170	Buy	30-Year MMD AAA General Obligation Scale	4.770%	85	85	—
8/20/2026	RBC	3,070	Buy	5-Year MMD AAA General Obligation Scale	2.790%	11	11	—
8/20/2026	MSBNA	1,720	Buy	5-Year MMD AAA General Obligation Scale	2.840%	11	11	—
9/24/2026	WFB	8,000	Buy	30-Year MMD AAA General Obligation Scale	4.630%	316	316	—
10/30/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.040%	3	3	—
11/2/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.060%	14	14	—
3/24/2027	RBC	12,000	Buy	20-Year MMD AAA General Obligation Scale	4.450%	458	458	—
3/24/2027	MSBNA	8,000	Buy	20-Year MMD AAA General Obligation Scale	4.470%	328	328	—
5/20/2027	JPMC	6,507	Buy	20-Year MMD AAA General Obligation Scale	4.480%	216	216	—
5/27/2027	RBC	6,667	Buy	20-Year MMD AAA General Obligation Scale	4.300%	45	45	—
6/1/2027	RBC	10,000	Buy	20-Year MMD AAA General Obligation Scale	4.240%	(20)	—	(20)
						1,824	1,844	(20)
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $633 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
25

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $6,095,588)	6,069,748
Investment in Vanguard	134
Cash	94
Receivables for Investment Securities Sold	5,466
Receivables for Accrued Income	65,077
Receivables for Capital Shares Issued	2,995
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,844
Other Assets	110
Total Assets	6,145,468
Liabilities
Payables for Investment Securities Purchased	34,618
Payables for Capital Shares Redeemed	3,951
Payables for Distributions	6,372
Payables to Vanguard	254
Variation Margin Payable—Futures Contracts	24
Unrealized Depreciation—Over-the-Counter Swap Contracts	20
Total Liabilities	45,239
Net Assets	6,100,229
At May 31, 2026, net assets consisted of:

Paid-in Capital	6,262,306
Total Distributable Earnings (Loss)	(162,077)
Net Assets	6,100,229

Investor Shares—Net Assets
Applicable to 64,816,948 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	744,561
Net Asset Value Per Share—Investor Shares	$11.49

Admiral™ Shares—Net Assets
Applicable to 466,231,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,355,668
Net Asset Value Per Share—Admiral Shares	$11.49

See accompanying Notes, which are an integral part of the Financial Statements.
26

California Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	112,273
Total Income	112,273
Expenses
The Vanguard Group—Note C
Investment Advisory Services	390
Management and Administrative—Investor Shares	429
Management and Administrative—Admiral Shares	1,842
Marketing and Distribution—Investor Shares	32
Marketing and Distribution—Admiral Shares	136
Custodian Fees	5
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	2,861
Expenses Paid Indirectly	(5)
Net Expenses	2,856
Net Investment Income	109,417
Realized Net Gain (Loss)
Investment Securities Sold	4,318
Futures Contracts	1,978
Swap Contracts	(279)
Realized Net Gain (Loss)	6,017
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(19,886)
Futures Contracts	(174)
Swap Contracts	708
Change in Unrealized Appreciation (Depreciation)	(19,352)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,082

See accompanying Notes, which are an integral part of the Financial Statements.
27

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,417	202,357
Realized Net Gain (Loss)	6,017	(22,047)
Change in Unrealized Appreciation (Depreciation)	(19,352)	(38,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,082	141,731
Distributions
Investor Shares	(13,182)	(23,045)
Admiral Shares	(94,349)	(176,168)
Total Distributions	(107,531)	(199,213)
Capital Share Transactions
Investor Shares	35,017	97,900
Admiral Shares	230,995	116,550
Net Increase (Decrease) from Capital Share Transactions	266,012	214,450
Total Increase (Decrease)	254,563	156,968
Net Assets
Beginning of Period	5,845,666	5,688,698
End of Period	6,100,229	5,845,666

See accompanying Notes, which are an integral part of the Financial Statements.
28

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.51	$11.63	$11.28	$11.14	$12.76	$12.86
Investment Operations
Net Investment Income[1]	.209	.404	.382	.347	.293	.297
Net Realized and Unrealized Gain (Loss) on Investments	(.024)	(.127)	.344	.136	(1.542)	(.017)
Total from Investment Operations	.185	.277	.726	.483	(1.249)	.280
Distributions
Dividends from Net Investment Income	(.205)	(.397)	(.376)	(.343)	(.292)	(.297)
Distributions from Realized Capital Gains	—	—	—	—	(.079)	(.083)
Total Distributions	(.205)	(.397)	(.376)	(.343)	(.371)	(.380)
Net Asset Value, End of Period	$11.49	$11.51	$11.63	$11.28	$11.14	$12.76
Total Return[2]	1.62%	2.52%	6.52%	4.42%	-9.88%	2.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$745	$711	$619	$530	$511	$663
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.59%	3.33%	3.11%	2.53%	2.32%
Portfolio Turnover Rate	24%	55%	81%	76%	85%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%, 0.14%, 0.17%, 0.17% and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
29

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.51	$11.63	$11.28	$11.14	$12.76	$12.86
Investment Operations
Net Investment Income[1]	.211	.410	.392	.356	.302	.307
Net Realized and Unrealized Gain (Loss) on Investments	(.023)	(.126)	.343	.136	(1.542)	(.017)
Total from Investment Operations	.188	.284	.735	.492	(1.240)	.290
Distributions
Dividends from Net Investment Income	(.208)	(.404)	(.385)	(.352)	(.301)	(.307)
Distributions from Realized Capital Gains	—	—	—	—	(.079)	(.083)
Total Distributions	(.208)	(.404)	(.385)	(.352)	(.380)	(.390)
Net Asset Value, End of Period	$11.49	$11.51	$11.63	$11.28	$11.14	$12.76
Total Return[2]	1.64%	2.57%	6.61%	4.50%	-9.81%	2.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,356	$5,135	$5,070	$4,401	$3,962	$5,134
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.69%	3.64%	3.41%	3.19%	2.61%	2.40%
Portfolio Turnover Rate	24%	55%	81%	76%	85%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
30

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amount of investments in MMD Rate Locks represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
31

California Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $134,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

California Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	6,061,257	—	6,061,257
Taxable Municipal Bonds	—	8,491	—	8,491
Total	—	6,069,748	—	6,069,748
Derivative Financial Instruments
Assets
Swap Contracts	—	1,844	—	1,844
Liabilities
Futures Contracts[1]	(211)	—	—	(211)
Swap Contracts	—	(20)	—	(20)
Total	(211)	(20)	—	(231)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,096,350
Gross Unrealized Appreciation	76,714
Gross Unrealized Depreciation	(101,703)
Net Unrealized Appreciation (Depreciation)	(24,989)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $153,326,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended May 31, 2026, the fund purchased $1,471,870,000 of investment securities and sold $1,340,131,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $116,120,000 and sales were $17,280,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	138,819	12,087	282,670	24,986
Issued in Lieu of Cash Distributions	11,510	1,002	19,838	1,760
Redeemed	(115,312)	(10,065)	(204,608)	(18,163)
Net Increase (Decrease)—Investor Shares	35,017	3,024	97,900	8,583
Admiral Shares
Issued	577,256	50,283	1,120,321	99,785
Issued in Lieu of Cash Distributions	58,810	5,118	112,197	9,955
Redeemed	(405,071)	(35,310)	(1,115,968)	(99,519)
Net Increase (Decrease)—Admiral Shares	230,995	20,091	116,550	10,221
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
33

California Long-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q752 072026
34

Financial Statements
For the six-months ended May 31, 2026
Vanguard California Tax-Exempt Bond ETF

Contents
Financial Statements	1

California Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.7%)
[1]	Abag Finance Authority for Nonprofit Corps. Miscellaneous Revenue (California Alumni Association Project) VRDO	0.900%	6/4/2026	2,460	2,460
	Acalanes Union High School District GO	6.550%	8/1/2039	245	271
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2049	2,105	683
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	335	101
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2052	1,000	285
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	1,620	1,668
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,625	672
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,090	565
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	50	29
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	1,820	1,085
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	2,050	1,210
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	1,320	775
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	1,900	1,103
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	2,745	1,599
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	225	220
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	500	503
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	50	36
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	235	236
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	465	468
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	160	152
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,210	1,216
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	255	257
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	60	60
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	2,400	2,411
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	350	352
	Alameda County CA Fremont Unified School District GO	3.250%	8/1/2032	340	340
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2043	1,665	1,150
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2026	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2027	290	301
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2028	455	486
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2029	370	404
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2030	25	28
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2031	145	164
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2032	215	248
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2033	225	263
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2034	485	560
	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	1,500	1,505
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	430	432
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	1,000	1,027
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	60	60
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	1,000	1,052
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	325	326
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	1,000	1,074
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2031	300	333
[5]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	35	38
[2]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	70	62
	Alameda County Oakland Unified School District GO	3.000%	8/1/2041	715	621
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	905	881
[5]	Alameda County Oakland Unified School District GO	5.000%	8/1/2048	500	532
[2]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	565	601
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	930	992
[3]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	240	187
[2]	Alvord Unified School District GO	0.000%	8/1/2036	275	186
1

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Alvord Unified School District GO	0.000%	8/1/2043	295	147
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	575	595
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,000	1,098
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,085	1,180
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,225	1,329
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	870	894
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.250%	10/1/2050	500	521
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	300	314
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/2035	150	111
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2027	120	116
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	135	127
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	220	201
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	4,020	3,566
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	165	142
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	455	377
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2033	160	128
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	250	180
	Anaheim Union High School District GO	4.500%	8/1/2050	670	680
	Anaheim Union High School District GO	4.625%	8/1/2052	245	249
	Antelope Valley Community College District GO	0.000%	8/1/2045	2,765	1,154
	Antelope Valley Community College District GO	0.000%	8/1/2046	1,540	605
	Antelope Valley Community College District GO	4.000%	8/1/2046	1,000	1,011
	Antelope Valley Community College District GO	0.000%	8/1/2048	3,510	1,232
	Antelope Valley Community College District GO	0.000%	8/1/2049	2,500	835
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,500	487
	Antelope Valley Community College District GO	3.000%	8/1/2050	1,030	777
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	2,330	2,380
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	1,805	1,844
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	585	598
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	500	511
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	455	478
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	595	625
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	40	42
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	25	26
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	45	46
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	1,550	1,663
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	845	855
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	695	762
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	200	220
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	285	288
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	1,175	1,312
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	20	22
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2032	240	235
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	450	454
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2032	30	34
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	710	716
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	400	459
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	55	64
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	10	11
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	825	830
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	125	145
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	4,095	4,114
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	565	537
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	60	69
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	250	293
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	535	536
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	380	454
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	1,070	1,071
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2038	950	1,136
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	150	164
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	1,125	1,345
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	700	791
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	250	283
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	3,075	3,063
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	35	38
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	1,810	2,149
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	730	788
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	500	592
2

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	350	376
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	235	259
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	500	552
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	455	535
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	1,500	1,600
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	100	109
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	1,130	966
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	2,895	2,770
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2047	500	540
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	265	284
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	240	223
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	215	227
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	2,020	1,471
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2054	95	99
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	4,930	3,276
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	665	608
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,945	1,908
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	9,535	10,808
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	3,795	3,795
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/1/2026	2,855	2,855
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.800%	6/4/2026	540	540
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.900%	6/4/2026	3,700	3,700
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.000%	6/4/2026	5,000	5,000
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	930	951
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	280	301
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	420	452
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	40	43
	Berkeley CA GO	3.250%	9/1/2045	165	140
	Beverly Hills CA Unified School District GO	0.000%	8/1/2028	55	52
	Beverly Hills CA Unified School District GO	0.000%	8/1/2029	15	14
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	1,505	1,344
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	25	22
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	490	410
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	1,235	999
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	150	94
	Beverly Hills CA Unified School District GO	0.000%	8/1/2038	20	12
	Beverly Hills CA Unified School District GO	0.000%	8/1/2039	240	137
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	260	219
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,125	1,166
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2053	370	380
[2]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.000%	7/1/2054	1,065	998
[2]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.375%	7/1/2056	500	498
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	1,040	1,049
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2053	100	101
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	370	375
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	1,140	1,155
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	15	15
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	150	152
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	1,375	1,430
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	270	281
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	845	879
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	180	182
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	365	370
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	2,235	2,384
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	80	85
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	140	142
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	65	71
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	865	933
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	670	745
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	1,265	1,281
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	270	291
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	330	343
	California Department of Water Resources Water Revenue	4.000%	12/1/2031	85	85
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	480	531
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	160	162
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	220	228
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	940	1,011
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	390	430
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	1,030	1,107
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	180	186
3

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/2033	1,240	1,365
California Department of Water Resources Water Revenue	5.000%	12/1/2033	780	836
California Department of Water Resources Water Revenue	5.000%	12/1/2034	325	357
California Department of Water Resources Water Revenue	5.000%	12/1/2034	385	412
California Department of Water Resources Water Revenue	4.000%	12/1/2035	185	186
California Department of Water Resources Water Revenue	5.000%	12/1/2035	235	257
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	355	360
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	65	66
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	125	127
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	1,840	1,914
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	360	374
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	395	421
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	205	219
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	2,500	2,667
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	195	213
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	180	192
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	365	398
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	325	361
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	300	333
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	305	339
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	370	418
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	165	184
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	375	424
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	370	423
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	980	1,091
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	65	74
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	1,175	1,306
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	55	63
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2034	340	364
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	15	17
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2035	465	494
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2035	15	17
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2040	250	286
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2042	500	566
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	250	277
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2046	250	274
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2047	250	272
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2051	1,425	1,521
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	2,995	3,169
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	190	192
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	5	5
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	245	254
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	75	80
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	695	749
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	2,240	2,583
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	1,975	2,338
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	100
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	2,130	2,543
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	1,300	1,552
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	1,035	1,047
California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	250	252
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	2,160	2,529
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	2,035	2,358
California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	505	473
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	825	825
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	365	366
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	5,115	5,800
California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	3,870	2,500
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	1,805	2,026
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	705	705
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	4,960	5,226
California Educational Facilities Authority College & University Revenue	5.250%	10/1/2055	55	57
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	2,315	2,619
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	3,280	3,867
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	240	257
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	1,090	1,106
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	1,955	2,074
4

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	1,485	1,602
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	150	153
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	160	146
	California GO	5.000%	8/1/2026	1,500	1,506
	California GO	5.000%	8/1/2026	880	884
	California GO	5.000%	8/1/2026	210	211
	California GO	5.000%	8/1/2026	85	85
	California GO	5.000%	8/1/2026	190	191
	California GO	5.000%	8/1/2026	890	894
	California GO	5.000%	8/1/2026	140	141
	California GO	5.000%	8/1/2026	2,400	2,410
	California GO	4.000%	9/1/2026	50	50
	California GO	4.000%	9/1/2026	1,065	1,069
	California GO	5.000%	9/1/2026	1,000	1,006
	California GO	5.000%	9/1/2026	150	151
	California GO	5.000%	9/1/2026	60	60
	California GO	5.000%	9/1/2026	105	106
	California GO	5.000%	9/1/2026	330	332
	California GO	5.000%	9/1/2026	160	161
	California GO	5.000%	9/1/2026	230	231
	California GO	5.000%	9/1/2026	265	267
	California GO	4.000%	10/1/2026	65	65
	California GO	5.000%	10/1/2026	650	655
	California GO	5.000%	10/1/2026	600	605
	California GO	5.000%	10/1/2026	85	86
	California GO	5.000%	10/1/2026	60	61
	California GO	4.000%	11/1/2026	425	428
	California GO	5.000%	11/1/2026	1,755	1,773
	California GO	5.000%	11/1/2026	230	232
	California GO	5.000%	11/1/2026	45	45
	California GO	5.000%	11/1/2026	290	293
	California GO	5.000%	12/1/2026	2,070	2,096
[6]	California GO	5.000%	2/1/2027	200	203
	California GO	3.000%	3/1/2027	275	276
	California GO	4.000%	3/1/2027	850	860
	California GO	5.000%	3/1/2027	1,115	1,136
	California GO	5.000%	4/1/2027	760	776
	California GO	5.000%	4/1/2027	595	608
	California GO	5.000%	4/1/2027	40	41
	California GO	3.500%	8/1/2027	2,235	2,260
	California GO	5.000%	8/1/2027	1,310	1,315
	California GO	5.000%	8/1/2027	1,605	1,612
	California GO	5.000%	8/1/2027	215	221
	California GO	5.000%	8/1/2027	980	1,009
	California GO	5.000%	8/1/2027	485	500
	California GO	5.000%	8/1/2027	65	67
	California GO	5.000%	8/1/2027	415	427
	California GO	5.000%	8/1/2027	5	5
	California GO	4.000%	9/1/2027	485	495
	California GO	4.000%	9/1/2027	130	133
	California GO	5.000%	9/1/2027	50	50
	California GO	5.000%	9/1/2027	115	116
	California GO	5.000%	9/1/2027	230	237
	California GO	5.000%	9/1/2027	680	702
	California GO	5.000%	9/1/2027	25	26
	California GO	5.000%	9/1/2027	625	645
	California GO	5.000%	9/1/2027	10	10
	California GO	4.000%	10/1/2027	315	322
	California GO	5.000%	10/1/2027	695	719
	California GO	5.000%	10/1/2027	290	300
	California GO	5.000%	10/1/2027	90	93
	California GO	5.000%	10/1/2027	1,335	1,381
	California GO	5.000%	10/1/2027	865	895
	California GO	5.000%	10/1/2027	25	25
	California GO	5.000%	11/1/2027	650	674
	California GO	5.000%	11/1/2027	390	404
	California GO	5.000%	11/1/2027	260	269
	California GO	5.000%	11/1/2027	310	321
5

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/2027	625	648
California GO	5.000%	11/1/2027	295	306
California GO	5.000%	11/1/2027	505	523
California GO	5.000%	11/1/2027	130	135
California GO	5.000%	12/1/2027	1,595	1,656
California GO	3.000%	3/1/2028	55	55
California GO	4.000%	3/1/2028	905	930
California GO	5.000%	3/1/2028	1,505	1,573
California GO	5.000%	3/1/2028	3,000	3,135
California GO	5.000%	4/1/2028	1,425	1,492
California GO	5.000%	4/1/2028	700	733
California GO	5.000%	4/1/2028	10	10
California GO	5.000%	8/1/2028	230	231
California GO	5.000%	8/1/2028	250	251
California GO	5.000%	8/1/2028	2,000	2,060
California GO	5.000%	8/1/2028	605	623
California GO	5.000%	8/1/2028	1,055	1,112
California GO	5.000%	8/1/2028	1,080	1,139
California GO	5.000%	8/1/2028	720	759
California GO	5.000%	8/1/2028	75	79
California GO	4.000%	9/1/2028	10	10
California GO	4.000%	9/1/2028	675	697
California GO	4.000%	9/1/2028	2,000	2,065
California GO	5.000%	9/1/2028	2,275	2,289
California GO	5.000%	9/1/2028	405	428
California GO	5.000%	9/1/2028	45	45
California GO	5.000%	9/1/2028	435	460
California GO	5.000%	9/1/2028	85	90
California GO	5.000%	9/1/2028	115	121
California GO	5.000%	9/1/2028	275	277
California GO	3.000%	10/1/2028	315	315
California GO	3.250%	10/1/2028	120	120
California GO	5.000%	10/1/2028	1,775	1,879
California GO	5.000%	10/1/2028	245	259
California GO	5.000%	10/1/2028	155	164
California GO	5.000%	10/1/2028	1,005	1,064
California GO	5.000%	10/1/2028	370	392
California GO	5.000%	10/1/2028	530	561
California GO	5.000%	11/1/2028	1,795	1,860
California GO	5.000%	11/1/2028	405	429
California GO	5.000%	11/1/2028	555	589
California GO	5.000%	11/1/2028	405	429
California GO	5.000%	11/1/2028	100	106
California GO	5.000%	12/1/2028	1,840	1,955
California GO	3.000%	3/1/2029	350	350
California GO	3.000%	3/1/2029	630	630
California GO	4.000%	3/1/2029	25	26
California GO	5.000%	3/1/2029	510	544
California GO	5.000%	3/1/2029	730	779
California GO	5.000%	4/1/2029	3,160	3,377
California GO	5.000%	4/1/2029	155	166
California GO	5.000%	4/1/2029	265	283
California GO	3.000%	8/1/2029	55	55
California GO	5.000%	8/1/2029	400	402
California GO	5.000%	8/1/2029	1,595	1,641
California GO	5.000%	8/1/2029	30	30
California GO	5.000%	8/1/2029	580	611
California GO	5.000%	8/1/2029	390	401
California GO	5.000%	8/1/2029	290	298
California GO	5.000%	8/1/2029	985	1,060
California GO	5.000%	8/1/2029	50	54
California GO	5.000%	8/1/2029	65	70
California GO	5.000%	8/1/2029	45	48
California GO	3.000%	9/1/2029	345	345
California GO	4.000%	9/1/2029	535	559
California GO	5.000%	9/1/2029	630	634
California GO	5.000%	9/1/2029	1,805	1,816
California GO	5.000%	9/1/2029	1,430	1,542
California GO	5.000%	9/1/2029	605	652
California GO	5.000%	9/1/2029	540	582
6

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/2029	960	1,035
California GO	5.000%	10/1/2029	2,020	2,181
California GO	5.000%	10/1/2029	1,735	1,835
California GO	5.000%	10/1/2029	110	119
California GO	5.000%	10/1/2029	2,030	2,192
California GO	5.000%	10/1/2029	1,315	1,420
California GO	5.000%	10/1/2029	960	1,037
California GO	5.000%	10/1/2029	30	32
California GO	4.000%	11/1/2029	195	204
California GO	5.000%	11/1/2029	1,010	1,092
California GO	5.000%	11/1/2029	225	243
California GO	5.000%	11/1/2029	910	942
California GO	5.000%	11/1/2029	1,355	1,466
California GO	5.000%	11/1/2029	780	844
California GO	5.000%	12/1/2029	755	818
California GO	5.000%	3/1/2030	805	877
California GO	5.000%	3/1/2030	130	142
California GO	5.000%	3/1/2030	195	212
California GO	5.000%	4/1/2030	920	982
California GO	5.000%	4/1/2030	135	147
California GO	5.000%	4/1/2030	955	1,042
California GO	5.000%	4/1/2030	295	315
California GO	5.000%	8/1/2030	1,285	1,290
California GO	5.000%	8/1/2030	2,450	2,518
California GO	5.000%	8/1/2030	2,390	2,516
California GO	5.000%	8/1/2030	545	547
California GO	5.000%	8/1/2030	360	395
California GO	5.000%	8/1/2030	210	231
California GO	5.000%	8/1/2030	85	87
California GO	5.000%	8/1/2030	585	642
California GO	5.000%	9/1/2030	280	282
California GO	5.000%	9/1/2030	30	30
California GO	5.000%	9/1/2030	415	456
California GO	5.000%	9/1/2030	295	324
California GO	5.000%	9/1/2030	1,320	1,451
California GO	5.000%	9/1/2030	25	27
California GO	5.000%	9/1/2030	715	786
California GO	5.000%	9/1/2030	245	269
California GO	5.000%	9/1/2030	60	66
California GO	5.000%	10/1/2030	1,570	1,693
California GO	5.000%	10/1/2030	540	571
California GO	5.000%	10/1/2030	490	539
California GO	5.000%	10/1/2030	120	132
California GO	5.000%	10/1/2030	335	369
California GO	4.000%	11/1/2030	110	116
California GO	5.000%	11/1/2030	1,035	1,070
California GO	5.000%	11/1/2030	4,860	5,358
California GO	5.000%	11/1/2030	815	899
California GO	5.000%	12/1/2030	650	718
California GO	5.000%	3/1/2031	940	1,022
California GO	5.000%	3/1/2031	40	44
California GO	5.000%	3/1/2031	860	953
California GO	5.000%	4/1/2031	610	677
California GO	5.000%	4/1/2031	490	544
California GO	5.000%	4/1/2031	970	1,035
California GO	5.000%	4/1/2031	1,615	1,723
California GO	3.250%	8/1/2031	185	190
California GO	5.000%	8/1/2031	300	301
California GO	5.000%	8/1/2031	610	681
California GO	5.000%	8/1/2031	735	820
California GO	5.000%	8/1/2031	3,610	4,029
California GO	5.000%	8/1/2031	140	144
California GO	5.000%	8/1/2031	620	692
California GO	4.000%	9/1/2031	250	251
California GO	4.000%	9/1/2031	125	125
California GO	5.000%	9/1/2031	185	186
California GO	5.000%	9/1/2031	365	367
California GO	5.000%	9/1/2031	330	369
California GO	5.000%	9/1/2031	1,070	1,196
California GO	5.000%	9/1/2031	1,340	1,498
7

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/2031	865	967
	California GO	5.000%	9/1/2031	215	240
	California GO	5.000%	9/1/2031	300	335
	California GO	5.000%	9/1/2031	1,440	1,609
	California GO	5.000%	10/1/2031	955	1,028
	California GO	5.000%	10/1/2031	340	380
	California GO	5.000%	10/1/2031	270	302
	California GO	5.000%	10/1/2031	1,025	1,147
	California GO	5.000%	11/1/2031	115	119
	California GO	5.000%	11/1/2031	375	412
	California GO	5.000%	11/1/2031	960	1,014
	California GO	5.000%	11/1/2031	630	706
	California GO	5.000%	11/1/2031	3,050	3,353
	California GO	5.000%	12/1/2031	395	443
	California GO	5.000%	12/1/2031	25	25
	California GO	5.000%	3/1/2032	1,475	1,599
	California GO	5.000%	3/1/2032	80	87
	California GO	5.000%	3/1/2032	465	524
	California GO	5.000%	4/1/2032	240	256
	California GO	5.000%	4/1/2032	1,825	2,057
	California GO	5.000%	4/1/2032	1,065	1,201
	California GO	5.000%	4/1/2032	355	378
	California GO	4.000%	8/1/2032	85	85
	California GO	5.000%	8/1/2032	245	251
	California GO	5.000%	8/1/2032	90	90
	California GO	5.000%	8/1/2032	1,275	1,444
	California GO	5.000%	8/1/2032	420	476
[2]	California GO	5.250%	8/1/2032	3,355	3,778
	California GO	2.500%	9/1/2032	270	256
	California GO	3.000%	9/1/2032	550	545
	California GO	3.500%	9/1/2032	5	5
	California GO	4.000%	9/1/2032	145	145
	California GO	4.000%	9/1/2032	285	286
	California GO	4.000%	9/1/2032	200	200
	California GO	4.000%	9/1/2032	225	225
	California GO	5.000%	9/1/2032	115	116
	California GO	5.000%	9/1/2032	1,580	1,589
	California GO	5.000%	9/1/2032	1,270	1,415
	California GO	5.000%	9/1/2032	320	363
	California GO	5.000%	9/1/2032	175	198
	California GO	5.000%	9/1/2032	1,155	1,310
	California GO	5.000%	9/1/2032	895	1,015
	California GO	5.000%	9/1/2032	500	567
	California GO	5.000%	9/1/2032	410	465
	California GO	5.000%	10/1/2032	290	312
	California GO	5.000%	10/1/2032	1,305	1,442
	California GO	5.000%	10/1/2032	100	112
	California GO	5.000%	10/1/2032	530	602
	California GO	5.000%	10/1/2032	1,500	1,703
	California GO	4.000%	11/1/2032	60	61
	California GO	4.000%	11/1/2032	5	5
	California GO	5.000%	11/1/2032	305	322
	California GO	5.000%	11/1/2032	400	439
	California GO	5.000%	11/1/2032	2,145	2,438
	California GO	5.000%	11/1/2032	565	619
	California GO	5.000%	11/1/2032	120	132
	California GO	5.000%	12/1/2032	260	260
	California GO	5.000%	3/1/2033	115	124
	California GO	5.000%	3/1/2033	90	97
	California GO	5.000%	3/1/2033	760	868
	California GO	5.000%	4/1/2033	755	803
	California GO	5.000%	4/1/2033	1,830	2,056
	California GO	5.000%	4/1/2033	335	383
	California GO	5.000%	4/1/2033	30	32
	California GO	4.000%	8/1/2033	250	251
	California GO	4.000%	8/1/2033	25	25
	California GO	5.000%	8/1/2033	105	105
	California GO	5.000%	8/1/2033	200	205
	California GO	5.000%	8/1/2033	925	1,062
	California GO	5.000%	8/1/2033	1,900	2,181
8

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/2033	1,085	1,245
California GO	5.000%	8/1/2033	1,410	1,618
California GO	5.000%	8/1/2033	2,315	2,657
California GO	5.000%	8/1/2033	5	5
California GO	5.000%	8/1/2033	695	698
California GO	5.000%	8/1/2033	130	130
California GO	3.000%	9/1/2033	410	404
California GO	4.000%	9/1/2033	235	235
California GO	4.000%	9/1/2033	520	521
California GO	4.000%	9/1/2033	280	280
California GO	4.000%	9/1/2033	225	241
California GO	5.000%	9/1/2033	170	171
California GO	5.000%	9/1/2033	540	610
California GO	5.000%	9/1/2033	1,395	1,602
California GO	5.000%	9/1/2033	1,155	1,327
California GO	5.000%	9/1/2033	520	597
California GO	5.000%	9/1/2033	185	213
California GO	5.000%	9/1/2033	560	643
California GO	3.000%	10/1/2033	265	264
California GO	4.000%	10/1/2033	685	719
California GO	5.000%	10/1/2033	370	422
California GO	5.000%	10/1/2033	25	29
California GO	4.000%	11/1/2033	75	76
California GO	5.000%	3/1/2034	315	340
California GO	5.000%	3/1/2034	215	232
California GO	4.000%	8/1/2034	295	296
California GO	4.000%	8/1/2034	1,455	1,565
California GO	5.000%	8/1/2034	105	105
California GO	5.000%	8/1/2034	455	527
California GO	5.000%	8/1/2034	1,245	1,443
California GO	4.000%	9/1/2034	140	140
California GO	4.000%	9/1/2034	615	616
California GO	4.000%	9/1/2034	90	90
California GO	4.000%	9/1/2034	750	807
California GO	5.000%	9/1/2034	270	271
California GO	5.000%	9/1/2034	50	50
California GO	5.000%	9/1/2034	140	157
California GO	5.000%	9/1/2034	325	371
California GO	5.000%	9/1/2034	1,155	1,340
California GO	5.000%	9/1/2034	780	905
California GO	5.000%	9/1/2034	1,400	1,624
California GO	5.000%	9/1/2034	5	5
California GO	3.000%	10/1/2034	1,655	1,636
California GO	4.000%	10/1/2034	1,400	1,439
California GO	4.000%	10/1/2034	520	544
California GO	5.000%	10/1/2034	455	516
California GO	3.000%	11/1/2034	510	508
California GO	4.000%	11/1/2034	325	329
California GO	4.000%	11/1/2034	300	313
California GO	5.000%	11/1/2034	45	47
California GO	5.000%	12/1/2034	135	147
California GO	5.000%	3/1/2035	230	248
California GO	5.000%	3/1/2035	2,725	2,936
California GO	5.000%	3/1/2035	2,585	3,018
California GO	3.125%	4/1/2035	25	25
California GO	5.000%	4/1/2035	550	582
California GO	5.000%	4/1/2035	420	469
California GO	5.000%	4/1/2035	1,275	1,341
California GO	3.500%	8/1/2035	285	285
California GO	4.000%	8/1/2035	1,150	1,153
California GO	5.000%	8/1/2035	75	75
California GO	5.000%	8/1/2035	1,040	1,064
California GO	5.000%	8/1/2035	40	46
California GO	5.000%	8/1/2035	1,260	1,476
California GO	5.000%	8/1/2035	5	5
California GO	3.000%	9/1/2035	50	48
California GO	4.000%	9/1/2035	145	145
California GO	4.000%	9/1/2035	1,000	1,001
California GO	4.000%	9/1/2035	75	75
California GO	5.000%	9/1/2035	1,480	1,487
9

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/2035	130	131
California GO	5.000%	9/1/2035	330	370
California GO	5.000%	9/1/2035	625	701
California GO	5.000%	9/1/2035	85	97
California GO	5.000%	9/1/2035	785	900
California GO	5.000%	9/1/2035	985	1,130
California GO	3.000%	10/1/2035	495	486
California GO	4.000%	10/1/2035	575	599
California GO	5.000%	10/1/2035	3,000	3,393
California GO	5.000%	10/1/2035	2,000	2,346
California GO	5.000%	10/1/2035	5	5
California GO	4.000%	11/1/2035	230	232
California GO	4.000%	11/1/2035	1,080	1,121
California GO	5.000%	11/1/2035	50	51
California GO	5.000%	11/1/2035	1,500	1,736
California GO	5.000%	12/1/2035	865	942
California GO	4.000%	3/1/2036	5,370	5,539
California GO	5.000%	3/1/2036	430	462
California GO	5.000%	3/1/2036	25	29
California GO	5.000%	4/1/2036	2,130	2,251
California GO	4.000%	8/1/2036	60	64
California GO	4.000%	8/1/2036	330	331
California GO	4.000%	8/1/2036	5	5
California GO	5.000%	8/1/2036	595	623
California GO	5.000%	8/1/2036	255	261
California GO	5.000%	8/1/2036	940	1,074
California GO	5.000%	8/1/2036	1,000	1,158
California GO	5.000%	8/1/2036	840	843
California GO	4.000%	9/1/2036	405	405
California GO	4.000%	9/1/2036	740	741
California GO	5.000%	9/1/2036	745	749
California GO	5.000%	9/1/2036	975	1,084
California GO	5.000%	9/1/2036	260	261
California GO	5.000%	9/1/2036	1,935	2,183
California GO	5.000%	9/1/2036	735	835
California GO	5.000%	9/1/2036	795	903
California GO	3.000%	10/1/2036	965	923
California GO	4.000%	10/1/2036	515	526
California GO	4.000%	10/1/2036	880	913
California GO	5.000%	10/1/2036	1,955	2,191
California GO	4.000%	11/1/2036	30	30
California GO	4.000%	11/1/2036	115	119
California GO	5.000%	11/1/2036	655	689
California GO	5.000%	11/1/2036	95	103
California GO	5.000%	11/1/2036	1,000	1,145
California GO	5.000%	12/1/2036	280	304
California GO	4.000%	3/1/2037	480	492
California GO	5.000%	3/1/2037	2,620	3,013
California GO	5.000%	4/1/2037	165	182
California GO	4.000%	8/1/2037	135	135
California GO	4.000%	8/1/2037	10	10
California GO	5.000%	8/1/2037	945	987
California GO	5.000%	8/1/2037	2,060	2,346
California GO	4.000%	9/1/2037	390	390
California GO	4.000%	9/1/2037	620	649
California GO	5.000%	9/1/2037	65	65
California GO	5.000%	9/1/2037	2,063	2,319
California GO	5.000%	9/1/2037	2,125	2,405
California GO	3.000%	10/1/2037	1,315	1,234
California GO	4.000%	10/1/2037	185	188
California GO	4.000%	10/1/2037	800	824
California GO	5.000%	10/1/2037	835	916
California GO	4.000%	11/1/2037	365	375
California GO	4.000%	11/1/2037	60	60
California GO	5.000%	11/1/2037	25	26
California GO	5.000%	11/1/2037	75	77
California GO	5.000%	11/1/2037	4,470	4,964
California GO	5.000%	11/1/2037	400	456
California GO	4.000%	3/1/2038	620	633
California GO	5.000%	3/1/2038	1,640	1,876
10

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	4/1/2038	65	68
California GO	4.000%	8/1/2038	565	565
California GO	5.000%	8/1/2038	90	90
California GO	5.000%	9/1/2038	1,530	1,712
California GO	4.000%	11/1/2038	750	767
California GO	5.000%	8/1/2039	740	834
California GO	5.000%	8/1/2039	1,135	1,295
California GO	5.000%	9/1/2039	1,795	1,975
California GO	5.000%	9/1/2039	1,920	2,153
California GO	5.000%	9/1/2039	1,035	1,161
California GO	4.000%	10/1/2039	2,590	2,624
California GO	4.000%	10/1/2039	30	31
California GO	5.000%	10/1/2039	900	997
California GO	5.000%	10/1/2039	1,340	1,464
California GO	5.000%	10/1/2039	580	666
California GO	4.000%	11/1/2039	370	377
California GO	5.000%	11/1/2039	70	73
California GO	5.000%	11/1/2039	1,620	1,830
California GO	4.000%	3/1/2040	710	722
California GO	5.000%	10/1/2040	1,865	2,135
California GO	3.000%	11/1/2040	185	169
California GO	5.000%	8/1/2041	500	566
California GO	5.000%	9/1/2041	2,815	3,053
California GO	5.000%	9/1/2041	120	134
California GO	4.000%	10/1/2041	2,265	2,302
California GO	4.000%	10/1/2041	690	711
California GO	5.000%	10/1/2041	1,215	1,310
California GO	3.000%	11/1/2041	340	307
California GO	5.000%	11/1/2041	1,000	1,122
California GO	5.000%	3/1/2042	1,360	1,521
California GO	4.000%	4/1/2042	550	557
California GO	5.000%	4/1/2042	1,375	1,403
California GO	5.000%	4/1/2042	555	601
California GO	5.000%	8/1/2042	1,235	1,387
California GO	4.000%	9/1/2042	1,115	1,131
California GO	5.000%	9/1/2042	965	1,050
California GO	4.000%	10/1/2042	720	731
California GO	5.000%	10/1/2042	855	893
California GO	5.000%	10/1/2042	2,465	2,700
California GO	5.000%	10/1/2042	700	792
California GO	5.000%	11/1/2042	2,080	2,268
California GO	4.000%	2/1/2043	330	330
California GO	5.000%	3/1/2043	1,000	1,111
California GO	4.000%	4/1/2043	550	550
California GO	5.000%	8/1/2043	1,000	1,116
California GO	4.000%	9/1/2043	2,870	2,900
California GO	4.000%	9/1/2043	100	101
California GO	5.000%	9/1/2043	2,445	2,676
California GO	5.000%	9/1/2043	1,025	1,128
California GO	5.000%	9/1/2043	1,035	1,139
California GO	5.000%	10/1/2043	1,020	1,145
California GO	2.250%	11/1/2043	110	82
California GO	5.000%	11/1/2043	1,165	1,290
California GO	2.375%	12/1/2043	260	197
California GO	3.000%	12/1/2043	25	22
California GO	5.000%	12/1/2043	910	967
California GO	5.000%	3/1/2044	1,930	2,124
California GO	4.000%	8/1/2044	250	251
California GO	5.000%	8/1/2044	460	504
California GO	5.000%	8/1/2044	1,675	1,850
California GO	5.250%	8/1/2044	2,475	2,756
California GO	5.000%	9/1/2044	1,130	1,232
California GO	5.000%	9/1/2044	915	998
California GO	4.000%	10/1/2044	1,315	1,316
California GO	4.000%	10/1/2044	315	315
California GO	5.000%	10/1/2044	955	1,061
California GO	4.000%	11/1/2044	1,020	1,019
California GO	4.000%	3/1/2045	225	223
California GO	4.125%	3/1/2045	1,000	1,008
California GO	5.000%	3/1/2045	250	273
11

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	3.250%	4/1/2045	895	777
California GO	5.000%	4/1/2045	1,015	1,053
California GO	4.000%	8/1/2045	560	556
California GO	5.000%	8/1/2045	2,095	2,298
California GO	4.000%	9/1/2045	465	462
California GO	5.000%	9/1/2045	940	942
California GO	5.000%	10/1/2045	715	769
California GO	5.000%	10/1/2045	1,535	1,693
California GO	5.250%	10/1/2045	2,065	2,254
California GO	4.000%	11/1/2045	500	497
California GO	3.000%	3/1/2046	1,315	1,071
California GO	4.000%	3/1/2046	60	60
California GO	4.000%	8/1/2046	250	246
California GO	5.000%	8/1/2046	425	426
California GO	3.000%	9/1/2046	1,045	850
California GO	4.000%	9/1/2046	225	222
California GO	5.000%	9/1/2046	2,595	2,600
California GO	2.375%	10/1/2046	785	554
California GO	5.000%	10/1/2046	1,360	1,487
California GO	5.000%	11/1/2046	1,500	1,623
California GO	3.000%	12/1/2046	1,145	929
California GO	5.000%	4/1/2047	1,635	1,729
California GO	4.000%	9/1/2047	255	252
California GO	5.250%	9/1/2047	2,855	3,073
California GO	3.625%	10/1/2047	525	475
California GO	5.000%	10/1/2047	1,740	1,898
California GO	4.000%	11/1/2047	795	781
California GO	5.000%	11/1/2047	215	218
California GO	5.000%	9/1/2048	1,820	1,941
California GO	5.000%	10/1/2048	365	373
California GO	5.000%	10/1/2048	970	1,049
California GO	4.125%	3/1/2049	1,035	1,031
California GO	5.000%	3/1/2049	1,460	1,563
California GO	4.000%	4/1/2049	2,420	2,365
California GO	4.000%	4/1/2049	15	15
California GO	5.000%	4/1/2049	110	113
California GO	4.000%	8/1/2049	905	884
California GO	5.000%	8/1/2049	100	107
California GO	5.500%	8/1/2049	270	298
California GO	3.000%	10/1/2049	905	713
California GO	2.500%	12/1/2049	1,170	794
California GO	3.000%	12/1/2049	50	39
California GO	2.500%	3/1/2050	1,330	894
California GO	3.000%	3/1/2050	165	129
California GO	3.000%	3/1/2050	860	671
California GO	4.000%	3/1/2050	365	355
California GO	5.000%	8/1/2050	3,010	3,221
California GO	4.000%	10/1/2050	1,780	1,732
California GO	5.250%	10/1/2050	1,000	1,071
California GO	3.000%	11/1/2050	2,485	1,933
California GO	4.000%	11/1/2050	10	10
California GO	5.000%	11/1/2050	1,630	1,736
California GO	2.375%	10/1/2051	1,485	950
California GO	4.125%	10/1/2051	750	742
California GO	5.250%	10/1/2051	2,975	3,256
California GO	3.000%	4/1/2052	2,300	1,765
California GO	4.000%	9/1/2052	350	337
California GO	4.250%	9/1/2052	125	125
California GO	5.000%	9/1/2052	1,485	1,553
California GO	5.000%	11/1/2052	1,000	1,059
California GO	5.000%	9/1/2053	1,455	1,531
California GO	5.250%	9/1/2053	2,915	3,108
California GO	4.000%	8/1/2054	265	254
California GO	5.250%	8/1/2054	1,155	1,237
California GO	5.500%	8/1/2054	1,170	1,276
California GO	5.000%	3/1/2055	4,285	4,513
California GO	5.250%	8/1/2055	1,785	1,920
California GO	5.000%	11/1/2055	1,000	1,052
California GO	5.000%	10/1/2056	3,825	4,039
California GO, ETM	4.000%	11/1/2030	10	11
12

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO, Prere.	4.000%	3/1/2030	40	42
	California GO, Prere.	5.000%	3/1/2030	25	27
	California GO, Prere.	4.000%	11/1/2030	10	11
	California GO, Prere.	4.000%	11/1/2030	20	21
	California GO, Prere.	5.000%	11/1/2030	5	6
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2026	90	91
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	280	297
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	50	51
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	100	101
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	75	76
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	200	206
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	105	114
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	355	362
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	240	253
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	835	847
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	770	774
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	1,995	2,107
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	425	426
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,380	1,434
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	870	906
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	750	781
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	575	609
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	190	198
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	210	219
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	2,645	2,717
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/2026	235	236
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2028	120	127
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/2033	100	100
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2033	325	377
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	1,480	1,447
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	210	212
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	125	126
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	190	194
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	385	399
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	90	93
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	915	960
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	350	358
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	640	680
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	55	58
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	315	330
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	690	705
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	470	511
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	820	838
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	625	655
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	275	306
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	1,070	1,120
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	605	685
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	120	123
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	10	11
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	440	460
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	745	858
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	280	322
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	35	40
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	670	699
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	10	12
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	230	263
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	245	255
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	435	512
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	190	198
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2036	415	470
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2037	280	295
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2037	170	199
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	21
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2038	1,000	1,161
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	10	10
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2039	10	12
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	500	516
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	115	118
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2041	70	80
13

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	205	209
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	610	616
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	710	720
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	700	705
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	710	709
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	800	799
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2047	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.125%	10/1/2047	1,000	1,002
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2048	50	49
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	140	141
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/2047	280	254
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	480	495
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	75	77
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	85	87
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	125	130
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,435	1,502
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	3,855	3,970
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	1,040	1,058
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	1,370	1,393
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	350	368
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	845	872
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2037	330	340
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2039	1,000	1,027
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	1,500	1,538
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	325	331
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	795	757
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	250	230
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	850	856
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	500	502
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	60	45
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2051	70	70
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	500	500
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	510	371
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	3,015	3,245
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2046	215	230
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	1,210	1,286
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	1,420	1,532
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	1,000	1,034
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	1,000	1,078
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	6/1/2026	3,100	3,100
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	4,785	1,477
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/2028	100	106
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2026	245	245
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	1,095	1,099
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	315	318
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	425	438
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	265	274
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	345	360
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	1,285	1,353
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	370	382
	California State Public Works Board Lease (Abatement) Revenue	3.000%	12/1/2028	265	265
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	365	388
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	85	91
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	780	805
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	1,245	1,351
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	530	581
	California State Public Works Board Lease (Abatement) Revenue	3.250%	12/1/2030	270	270
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	390	431
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/2031	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	725	807
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	730	818
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	565	627
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2033	110	112
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	570	630
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	640	705
	California State Public Works Board Lease (Abatement) Revenue	4.000%	12/1/2034	20	20
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	1,005	1,103
14

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	3.500%	12/1/2035	515	510
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2036	1,595	1,816
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	440	481
California State Public Works Board Lease (Abatement) Revenue	4.000%	4/1/2037	50	50
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2037	365	413
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	1,015	1,143
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	120	134
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	660	732
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,240	1,367
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	35	35
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,045	1,147
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	820	818
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	390	425
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2044	1,120	1,112
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	205	221
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	150	148
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2046	70	69
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	285	275
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	660	695
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2026	4,000	4,025
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2027	2,000	2,064
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2030	1,025	1,124
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2034	560	646
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2035	1,000	1,164
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	545	631
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	1,130	1,300
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	1,020	1,166
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2040	835	943
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2042	1,000	1,118
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2043	1,000	1,113
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	1,000	1,080
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2047	550	589
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2048	375	399
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	155	156
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	680	684
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	1,710	1,728
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	700	707
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	70	71
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	55	57
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	465	480
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	40	41
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	110	111
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2028	100	105
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	505	533
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	305	322
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	520	550
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	125	126
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,230	1,304
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	480	517
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,460	1,572
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	145	157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	50	50
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	75	81
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2029	120	130
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	80	88
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	470	516
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	430	465
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	1,010	1,111
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2030	440	485
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2031	40	40
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	360	401
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	120	120
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	895	966
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	80	80
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	165	186
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	320	361
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	500	565
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	65	65
15

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	110	119
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2032	430	487
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2033	130	130
[5]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.125%	5/1/2033	190	187
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	435	497
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	1,250	1,429
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	280	301
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	65	66
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	100	115
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	495	567
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2033	150	169
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2034	165	181
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	770	889
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	825	938
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	30	32
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	20
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2034	200	225
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2035	60	66
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	185	209
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	200	230
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2035	500	583
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2035	210	235
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	110	127
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	400	415
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	165	186
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	315	360
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	35	41
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2036	315	351
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	330	375
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	115	129
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	375	427
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2038	500	581
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	50	56
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	865	977
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,000	2,262
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	200	229
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	5	6
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2039	290	334
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	490	550
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	190	179
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	200	227
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	720	814
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2041	300	339
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	150	166
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	265	273
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	140	154
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	265	277
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	135	146
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2045	115	114
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	30	33
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	180	194
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	545	596
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,050	1,028
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	610	659
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	750	804
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2047	135	142
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2049	500	531
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	340	326
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	1,280	1,353
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2050	280	297
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	500	530
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	15	15
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2026	85	85
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2027	130	134
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2028	90	95
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2029	65	70
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2030	20	22
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2031	465	517
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2031	445	497
16

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2032	1,385	1,536
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2032	40	45
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2033	50	55
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	1,065	1,173
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2034	240	265
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	190	209
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	75	78
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	645	670
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	395	408
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	340	349
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	560	606
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2041	305	308
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	1,100	1,077
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	1,540	1,620
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	225	237
California State University College & University Revenue	5.000%	11/1/2026	90	91
California State University College & University Revenue	5.000%	11/1/2026	165	165
California State University College & University Revenue	5.000%	11/1/2026	135	136
California State University College & University Revenue	5.000%	11/1/2027	325	331
California State University College & University Revenue	5.000%	11/1/2027	780	781
California State University College & University Revenue	5.000%	11/1/2027	1,175	1,219
California State University College & University Revenue	5.000%	11/1/2028	580	581
California State University College & University Revenue	5.000%	11/1/2028	800	820
California State University College & University Revenue	5.000%	11/1/2028	1,050	1,117
California State University College & University Revenue	5.000%	11/1/2029	465	476
California State University College & University Revenue	5.000%	11/1/2029	550	551
California State University College & University Revenue	5.000%	11/1/2029	295	321
California State University College & University Revenue	5.000%	11/1/2030	615	629
California State University College & University Revenue	5.000%	11/1/2030	1,075	1,077
California State University College & University Revenue	5.000%	11/1/2030	1,350	1,499
California State University College & University Revenue	5.000%	11/1/2030	5	5
California State University College & University Revenue	5.000%	11/1/2031	570	582
California State University College & University Revenue	5.000%	11/1/2031	825	827
California State University College & University Revenue	5.000%	11/1/2031	5	5
California State University College & University Revenue	5.000%	11/1/2032	620	633
California State University College & University Revenue	5.000%	11/1/2032	1,170	1,172
California State University College & University Revenue	5.000%	11/1/2032	650	743
California State University College & University Revenue	5.000%	11/1/2032	10	10
California State University College & University Revenue	3.000%	11/1/2033	320	316
California State University College & University Revenue	5.000%	11/1/2033	775	791
California State University College & University Revenue	5.000%	11/1/2033	225	225
California State University College & University Revenue	4.000%	11/1/2034	180	180
California State University College & University Revenue	4.000%	11/1/2034	10	10
California State University College & University Revenue	5.000%	11/1/2034	505	515
California State University College & University Revenue	5.000%	11/1/2034	150	158
California State University College & University Revenue	5.000%	11/1/2034	5	6
California State University College & University Revenue	5.000%	11/1/2035	720	734
California State University College & University Revenue	5.000%	11/1/2035	525	553
California State University College & University Revenue	5.000%	11/1/2035	100	116
California State University College & University Revenue	3.125%	11/1/2036	660	632
California State University College & University Revenue	4.000%	11/1/2036	5	5
California State University College & University Revenue	5.000%	11/1/2036	70	71
California State University College & University Revenue	5.000%	11/1/2036	155	155
California State University College & University Revenue	5.000%	11/1/2036	545	573
California State University College & University Revenue	5.000%	11/1/2036	10	12
California State University College & University Revenue	5.000%	11/1/2036	500	585
California State University College & University Revenue	3.200%	11/1/2037	315	302
California State University College & University Revenue	4.000%	11/1/2037	1,500	1,500
California State University College & University Revenue	5.000%	11/1/2037	600	611
California State University College & University Revenue	5.000%	11/1/2037	1,405	1,475
California State University College & University Revenue	5.000%	11/1/2037	5	6
California State University College & University Revenue	4.000%	11/1/2038	650	650
California State University College & University Revenue	5.000%	11/1/2038	40	42
California State University College & University Revenue	5.000%	11/1/2038	20	23
California State University College & University Revenue	5.000%	11/1/2038	5	5
California State University College & University Revenue	5.000%	11/1/2039	50	57
California State University College & University Revenue	5.000%	11/1/2039	1,000	1,147
California State University College & University Revenue	5.000%	11/1/2039	5	5
California State University College & University Revenue	5.000%	11/1/2040	10	11
California State University College & University Revenue	5.000%	11/1/2040	375	428
17

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/2041	3,305	3,309
	California State University College & University Revenue	5.000%	11/1/2041	180	202
	California State University College & University Revenue	5.000%	11/1/2042	2,500	2,537
	California State University College & University Revenue	5.000%	11/1/2042	100	112
	California State University College & University Revenue	4.000%	11/1/2043	205	205
	California State University College & University Revenue	5.000%	11/1/2043	15	16
	California State University College & University Revenue	5.000%	11/1/2043	1,305	1,448
	California State University College & University Revenue	5.000%	11/1/2043	500	560
	California State University College & University Revenue	5.000%	11/1/2043	15	15
	California State University College & University Revenue	5.000%	11/1/2044	285	298
	California State University College & University Revenue	5.000%	11/1/2044	855	941
	California State University College & University Revenue	5.000%	11/1/2044	1,530	1,699
	California State University College & University Revenue	4.000%	11/1/2045	1,065	1,051
	California State University College & University Revenue	5.000%	11/1/2045	1,040	1,041
	California State University College & University Revenue	5.000%	11/1/2045	15	16
	California State University College & University Revenue	5.500%	11/1/2045	455	514
	California State University College & University Revenue	3.000%	11/1/2046	1,160	933
	California State University College & University Revenue	5.000%	11/1/2046	1,440	1,569
	California State University College & University Revenue	5.500%	11/1/2046	95	106
	California State University College & University Revenue	5.000%	11/1/2047	90	91
	California State University College & University Revenue	5.000%	11/1/2047	725	783
	California State University College & University Revenue	5.000%	11/1/2048	805	823
	California State University College & University Revenue	5.250%	11/1/2048	805	867
	California State University College & University Revenue	4.000%	11/1/2049	1,100	1,053
	California State University College & University Revenue	5.000%	11/1/2049	230	237
	California State University College & University Revenue	5.500%	11/1/2049	715	788
	California State University College & University Revenue	5.000%	11/1/2050	1,060	1,082
	California State University College & University Revenue	5.250%	11/1/2050	1,550	1,686
	California State University College & University Revenue	3.000%	11/1/2052	975	721
	California State University College & University Revenue	5.250%	11/1/2053	2,830	3,021
	California State University College & University Revenue	4.000%	11/1/2055	605	563
	California State University College & University Revenue	5.500%	11/1/2055	1,000	1,092
	California State University College & University Revenue	4.625%	11/1/2056	665	673
	California State University College & University Revenue	5.250%	11/1/2056	1,000	1,078
	California State University College & University Revenue PUT	0.550%	11/1/2026	385	381
	California State University College & University Revenue PUT	3.125%	11/1/2026	1,300	1,298
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	2,100	2,081
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	2,000	1,498
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2051	435	412
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	1,430	1,441
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2047	25	25
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	200	200
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	430	429
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	70	70
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.500%	5/15/2036	965	948
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	715	716
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	350	335
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	365	268
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	45	45
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	85	85
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	90	90
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	70	70
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	150	151
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	175	176
	Campbell Union School District GO	0.000%	8/1/2040	100	58
[2]	Centinela Valley Union High School District GO	3.000%	8/1/2044	635	535
[2]	Centinela Valley Union High School District GO	4.000%	8/1/2047	345	332
[2]	Centinela Valley Union High School District GO	4.000%	8/1/2050	760	724
	Cerritos Community College District GO	0.000%	8/1/2026	1,900	1,892
	Cerritos Community College District GO	0.000%	8/1/2029	1,000	918
	Cerritos Community College District GO	5.000%	8/1/2031	1,000	1,127
	Cerritos Community College District GO	3.000%	8/1/2044	550	465
	Cerritos Community College District GO	4.000%	8/1/2049	670	649
	Cerritos Community College District GO	5.000%	8/1/2051	395	420
	Cerritos Community College District GO	5.000%	8/1/2056	740	782
	Chabot-Las Positas Community College District GO	5.000%	8/1/2026	270	271
	Chabot-Las Positas Community College District GO	5.000%	8/1/2027	125	129
	Chabot-Las Positas Community College District GO	5.000%	8/1/2028	500	528
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	850	852
	Chabot-Las Positas Community College District GO	4.000%	8/1/2034	125	125
18

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chabot-Las Positas Community College District GO	5.000%	8/1/2034	500	583
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	315	316
	Chabot-Las Positas Community College District GO	5.000%	8/1/2035	385	453
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	1,400	1,403
	Chabot-Las Positas Community College District GO	4.000%	8/1/2042	540	540
	Chabot-Las Positas Community College District GO	5.000%	8/1/2042	500	569
	Chabot-Las Positas Community College District GO	5.000%	8/1/2044	280	314
	Chabot-Las Positas Community College District GO	5.000%	8/1/2046	1,000	1,096
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	195	190
	Chabot-Las Positas Community College District GO	5.000%	8/1/2047	740	804
	Chabot-Las Positas Community College District GO	5.000%	8/1/2048	365	395
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	60	65
	Chaffey Community College District GO	5.500%	6/1/2049	635	702
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	135	139
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	235	247
	Chaffey Joint Union High School District GO	0.000%	8/1/2026	630	626
	Chaffey Joint Union High School District GO	0.000%	8/1/2036	850	582
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	200	112
	Chaffey Joint Union High School District GO	4.000%	8/1/2052	720	683
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	1,000	943
	Chico Unified School District GO	4.500%	8/1/2049	1,400	1,410
	Chino Valley Unified School District GO	0.000%	8/1/2036	185	128
	Chino Valley Unified School District GO	0.000%	8/1/2040	100	56
	Chino Valley Unified School District GO	0.000%	8/1/2042	2,000	1,008
	Chino Valley Unified School District GO	0.000%	8/1/2045	455	193
	Chino Valley Unified School District GO	4.000%	8/1/2045	940	928
	Chino Valley Unified School District GO	0.000%	8/1/2046	185	74
	Chino Valley Unified School District GO	0.000%	8/1/2047	150	57
	Chino Valley Unified School District GO	0.000%	8/1/2048	1,040	373
	Chino Valley Unified School District GO	3.375%	8/1/2050	50	41
	Chino Valley Unified School District GO	5.000%	8/1/2055	1,345	1,382
	Citrus Community College District GO	5.000%	8/1/2049	475	505
	Clovis Unified School District GO	5.000%	8/1/2026	445	447
[4]	Clovis Unified School District GO	0.000%	8/1/2029	70	64
	Clovis Unified School District GO	5.250%	8/1/2042	370	397
	Clovis Unified School District GO	5.000%	8/1/2047	1,770	1,843
	Clovis Unified School District GO	4.000%	8/1/2048	1,730	1,657
	Coast Community College District GO	3.000%	8/1/2039	110	101
	Coast Community College District GO	0.000%	8/1/2040	325	183
	Coast Community College District GO	0.000%	8/1/2041	1,625	870
	Coast Community College District GO	0.000%	8/1/2042	1,905	964
	Coast Community College District GO	4.000%	8/1/2042	720	720
	Coast Community College District GO	0.000%	8/1/2043	1,760	841
	Coast Community College District GO, Prere.	4.500%	8/1/2027	315	323
	Coast Community College District GO, Prere.	5.000%	8/1/2027	100	103
[2]	Colton Joint Unified School District GO	0.000%	8/1/2042	95	48
[5]	Colton Joint Unified School District GO	0.000%	8/1/2044	640	288
[5]	Colton Joint Unified School District GO	5.000%	8/1/2055	1,610	1,678
[5]	Compton CA Unified School District GO	0.000%	6/1/2036	250	171
[5]	Compton CA Unified School District GO	0.000%	6/1/2037	800	521
[5]	Compton CA Unified School District GO	0.000%	6/1/2040	1,090	610
[5]	Compton CA Unified School District GO	3.000%	6/1/2049	715	543
[5]	Compton CA Unified School District GO	4.000%	6/1/2049	1,390	1,299
	Concord CA COP	2.125%	4/1/2041	995	728
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/2031	610	684
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2032	1,415	1,515
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2033	140	149
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	95	101
	Corona-Norco Unified School District GO	4.000%	8/1/2039	150	150
	Corona-Norco Unified School District GO	4.000%	8/1/2043	50	50
	Corona-Norco Unified School District GO	3.000%	8/1/2044	105	88
	Corona-Norco Unified School District GO	4.000%	8/1/2049	575	539
	Cypress School District GO	0.000%	8/1/2040	320	175
[3]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	225	215
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/2041	440	425
	Desert Community College District GO	5.000%	8/1/2033	50	51
	Desert Community College District GO	4.000%	8/1/2039	1,620	1,624
	Desert Community College District GO	4.000%	8/1/2051	520	491
	Desert Community College District GO	4.000%	8/1/2051	1,415	1,336
19

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Desert Community College District GO	5.000%	8/1/2051	690	734
	Desert Sands Unified School District GO	4.000%	8/1/2050	1,140	1,104
	Downey Unified School District GO	4.000%	8/1/2048	705	682
	Downey Unified School District GO	4.000%	8/1/2051	200	191
	Downey Unified School District GO	4.000%	8/1/2052	820	775
	Downey Unified School District GO	4.000%	8/1/2057	200	187
	Downey Unified School District GO	5.000%	8/1/2057	600	633
	Dublin Unified School District GO	4.125%	8/1/2049	395	388
	Dublin Unified School District GO	4.250%	8/1/2053	220	216
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2038	1,010	1,187
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2026	125	125
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2026	135	135
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	1,200	1,234
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	205	216
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	245	252
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	190	205
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	1,225	1,258
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	250	276
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	470	482
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	235	264
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	540	607
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	725	743
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	240	274
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	325	333
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	1,090	1,263
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	700	811
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	175	203
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	30	31
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2035	205	210
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	270	303
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	920	1,097
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	1,580	1,770
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	1,440	1,681
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	785	929
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	155	173
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	2,000	2,351
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	1,000	1,168
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	135	151
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	2,500	2,541
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	150	166
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	10	11
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	25	27
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	50	55
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	50	55
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	75	82
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	800	799
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,013
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	620	657
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	500	535
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2051	1,300	1,396
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2054	985	1,036
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	1,250	1,329
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2056	1,215	1,297
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	5,125	5,125
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	2,520	2,523
[2]	East Side Union High School District GO	5.000%	8/1/2028	185	195
[2]	East Side Union High School District GO	5.000%	8/1/2029	25	27
[2]	East Side Union High School District GO	5.000%	8/1/2031	245	275
[2]	East Side Union High School District GO	5.000%	8/1/2033	35	40
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2033	65	65
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2035	830	830
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2036	625	681
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2038	1,645	1,696
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2042	160	160
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2045	50	50
	El Camino Community College District Foundation GO	0.000%	8/1/2033	385	309
	El Camino Community College District Foundation GO	0.000%	8/1/2034	1,730	1,333
	El Camino Community College District Foundation GO	0.000%	8/1/2038	775	499
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,010	1,012
	El Dorado Irrigation District COP	4.000%	3/1/2050	25	24
20

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	El Monte Union High School District GO	0.000%	6/1/2042	95	49
	El Monte Union High School District GO	0.000%	6/1/2044	200	90
	El Monte Union High School District GO	0.000%	6/1/2045	250	106
	El Monte Union High School District GO	0.000%	6/1/2046	800	319
	El Monte Union High School District GO	4.000%	6/1/2046	930	911
	El Monte Union High School District GO	0.000%	6/1/2049	1,140	385
[5]	Elk Grove Unified School District COP	3.125%	2/1/2040	720	685
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,010	1,954
	Elk Grove Unified School District GO	4.000%	8/1/2048	305	290
	Elk Grove Unified School District GO	4.500%	8/1/2053	825	829
	Elk Grove Unified School District GO	4.500%	8/1/2055	1,075	1,078
	Escondido Union High School District GO	0.000%	8/1/2051	1,180	377
[2]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	1,860	1,838
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,335	1,414
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	1,435	1,506
[2]	Fontana Unified School District GO	2.375%	8/1/2044	285	208
	Fontana Unified School District GO	5.250%	8/1/2050	250	269
	Foothill-De Anza Community College District GO	5.000%	8/1/2026	125	126
	Foothill-De Anza Community College District GO	5.000%	8/1/2027	450	464
[6]	Foothill-De Anza Community College District GO	0.000%	8/1/2036	400	287
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	225	207
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	941
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	1,170	1,169
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	400	443
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/2028	1,000	1,059
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	155	166
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/2031	100	113
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	1,000	783
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	350	263
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	1,715	1,240
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	270	187
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	500	595
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	970	957
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	815	791
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	5,595	5,429
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	2,845	2,337
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	2,165	1,941
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	290	286
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,620	1,558
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	675	633
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2030	80	73
[2]	Fowler Unified School District GO	0.000%	8/1/2040	75	44
	Fremont Union High School District GO	3.000%	8/1/2039	200	186
	Fremont Union High School District GO	5.000%	8/1/2039	250	288
	Fremont Union High School District GO	5.000%	8/1/2040	250	286
	Fremont Union High School District GO	5.000%	8/1/2043	80	86
	Fremont Union High School District GO	4.000%	8/1/2046	250	248
	Fremont Union High School District GO	4.000%	8/1/2046	50	50
	Fremont Union High School District GO	4.125%	8/1/2050	500	494
	Fresno Unified School District GO	3.000%	8/1/2041	840	720
	Fresno Unified School District GO	4.000%	8/1/2041	1,320	1,316
	Fresno Unified School District GO	4.000%	8/1/2046	1,410	1,352
	Fresno Unified School District GO	5.000%	8/1/2046	20	21
	Fresno Unified School District GO	4.000%	8/1/2052	430	403
	Fresno Unified School District GO	4.000%	8/1/2055	1,020	946
	Fresno Unified School District GO, Prere.	3.000%	8/1/2026	60	60
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	350	331
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	640	674
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	535	497
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2051	165	172
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2052	1,000	1,042
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	280	290
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	515	533
	Glendale Community College District GO	0.000%	2/1/2045	200	87
	Glendale Community College District GO	4.000%	8/1/2046	135	132
	Glendale Community College District GO	3.000%	8/1/2047	270	210
	Glendale Community College District GO	4.000%	8/1/2050	1,540	1,462
	Glendale Community College District GO	4.125%	8/1/2050	850	820
	Glendale Community College District GO	5.000%	8/1/2050	250	265
	Glendale Community College District GO	5.000%	8/1/2055	1,115	1,174
21

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	455	470
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	70	72
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	250	256
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	105	110
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	460	473
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	295	287
	Hayward Area Recreation & Park District GO	5.000%	8/1/2042	20	20
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	350	349
	Hayward CA Sewer Revenue	4.000%	3/1/2052	1,115	1,070
	Hayward CA Sewer Revenue	4.000%	3/1/2055	500	476
	Hayward Unified School District COP	5.250%	8/1/2047	1,500	1,516
[5]	Hayward Unified School District GO	5.000%	8/1/2027	500	515
[2]	Hayward Unified School District GO	3.500%	8/1/2037	150	148
[2]	Hayward Unified School District GO	4.000%	8/1/2039	1,375	1,375
[2]	Hayward Unified School District GO	4.000%	8/1/2042	175	175
[5]	Hayward Unified School District GO	4.000%	8/1/2043	2,185	2,190
[5]	Hayward Unified School District GO	5.000%	8/1/2044	750	774
[5]	Hayward Unified School District GO	4.000%	8/1/2048	580	551
[2]	Hayward Unified School District GO	4.000%	8/1/2050	1,340	1,267
[5]	Hayward Unified School District GO	5.000%	8/1/2050	250	265
[2]	Hayward Unified School District GO	5.250%	8/1/2050	150	160
[2]	Hayward Unified School District GO	5.250%	8/1/2054	250	264
[5]	Hayward Unified School District GO	5.000%	8/1/2055	400	421
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2034	270	272
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2035	750	884
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2036	750	882
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2037	500	583
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2038	500	579
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	865	870
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	325	326
[5]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2042	25	27
[5]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2047	985	1,049
[5]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/2052	555	558
	Inglewood Unified School District GO	5.500%	8/1/2042	1,500	1,718
	Inglewood Unified School District GO	5.500%	8/1/2043	1,400	1,594
[2]	Irvine CA Special Tax Revenue	5.000%	9/1/2050	825	888
[5]	Irvine CA Special Tax Revenue	5.250%	9/1/2053	1,000	1,067
[2]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	400	427
[5]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	505	461
[2]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	1,385	1,476
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	270	271
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	1,485	1,488
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	1,845	1,789
[5]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	1,175	1,238
[5]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	125	132
[5]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	615	561
	Irvine Ranch Water District COP	5.000%	3/1/2041	120	121
	Irvine Ranch Water District COP	5.000%	3/1/2046	205	206
[1]	Irvine Ranch Water District Water Revenue VRDO	2.250%	6/1/2026	900	900
	Kern Community College District GO	5.250%	8/1/2038	50	56
	Kern Community College District GO	5.250%	8/1/2039	5	6
	Lakeside San Diego County Union School District GO	0.000%	8/1/2035	910	668
	Lakeside San Diego County Union School District GO	0.000%	8/1/2050	85	29
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	1,360	1,300
	Lodi CA Unified School District GO	3.000%	8/1/2043	135	113
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	150	152
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	825	850
	Long Beach Community College District GO	5.000%	8/1/2027	490	506
	Long Beach Community College District GO	4.000%	8/1/2045	315	311
	Long Beach Community College District GO	5.000%	8/1/2052	625	661
[3]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	200	140
	Long Beach Unified School District GO	5.000%	8/1/2029	500	540
	Long Beach Unified School District GO	4.000%	8/1/2030	285	286
	Long Beach Unified School District GO	5.000%	8/1/2031	2,000	2,245
	Long Beach Unified School District GO	3.000%	8/1/2032	100	100
	Long Beach Unified School District GO	0.000%	8/1/2035	10	7
	Long Beach Unified School District GO	3.000%	8/1/2047	1,495	1,171
	Long Beach Unified School District GO	4.000%	8/1/2047	500	490
	Long Beach Unified School District GO	3.000%	8/1/2048	300	231
	Long Beach Unified School District GO	4.000%	8/1/2048	900	876
22

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Long Beach Unified School District GO	4.250%	8/1/2048	1,020	1,023
Long Beach Unified School District GO	4.250%	8/1/2049	645	643
Long Beach Unified School District GO	3.000%	8/1/2050	1,315	989
Long Beach Unified School District GO	4.000%	8/1/2050	1,200	1,151
Long Beach Unified School District GO	4.375%	8/1/2051	250	251
Long Beach Unified School District GO	4.500%	8/1/2051	380	385
Long Beach Unified School District GO	4.000%	8/1/2052	325	308
Long Beach Unified School District GO	4.000%	8/1/2053	1,440	1,362
Long Beach Unified School District GO	4.000%	8/1/2053	500	473
Long Beach Unified School District GO	4.375%	8/1/2053	290	290
Long Beach Unified School District GO	4.500%	8/1/2055	350	352
Long Beach Unified School District GO	4.500%	8/1/2057	920	925
Los Angeles CA Community College District GO	5.000%	6/1/2026	1,185	1,185
Los Angeles CA Community College District GO	5.000%	8/1/2026	515	517
Los Angeles CA Community College District GO	5.000%	8/1/2026	2,005	2,013
Los Angeles CA Community College District GO	5.000%	8/1/2026	450	452
Los Angeles CA Community College District GO	5.000%	8/1/2026	140	141
Los Angeles CA Community College District GO	5.000%	8/1/2026	1,500	1,506
Los Angeles CA Community College District GO	5.000%	8/1/2026	135	136
Los Angeles CA Community College District GO	5.000%	8/1/2027	860	886
Los Angeles CA Community College District GO	5.000%	8/1/2027	505	520
Los Angeles CA Community College District GO	5.000%	8/1/2027	310	319
Los Angeles CA Community College District GO	5.000%	8/1/2027	330	340
Los Angeles CA Community College District GO	5.000%	8/1/2027	2,000	2,060
Los Angeles CA Community College District GO	5.000%	8/1/2028	880	931
Los Angeles CA Community College District GO	5.000%	8/1/2028	810	857
Los Angeles CA Community College District GO	5.000%	8/1/2028	2,350	2,485
Los Angeles CA Community College District GO	5.000%	8/1/2028	500	529
Los Angeles CA Community College District GO	5.000%	8/1/2029	795	861
Los Angeles CA Community College District GO	5.000%	8/1/2029	1,165	1,261
Los Angeles CA Community College District GO	5.000%	8/1/2029	610	660
Los Angeles CA Community College District GO	5.000%	8/1/2029	1,000	1,082
Los Angeles CA Community College District GO	5.000%	8/1/2030	645	713
Los Angeles CA Community College District GO	5.000%	8/1/2030	855	945
Los Angeles CA Community College District GO	5.000%	8/1/2030	1,440	1,592
Los Angeles CA Community College District GO	5.000%	8/1/2030	1,000	1,106
Los Angeles CA Community College District GO	5.000%	8/1/2031	865	973
Los Angeles CA Community College District GO	5.000%	8/1/2031	2,720	3,059
Los Angeles CA Community College District GO	5.000%	8/1/2032	2,950	3,371
Los Angeles CA Community College District GO	5.000%	8/1/2033	790	917
Los Angeles CA Community College District GO	5.000%	8/1/2034	195	229
Los Angeles CA Community College District GO	5.000%	8/1/2035	25	28
Los Angeles CA Community College District GO	4.000%	8/1/2036	2,310	2,311
Los Angeles CA Community College District GO	5.000%	8/1/2036	55	55
Los Angeles CA Community College District GO	5.000%	8/1/2036	360	406
Los Angeles CA Community College District GO	5.000%	8/1/2036	125	145
Los Angeles CA Community College District GO	4.000%	8/1/2037	125	125
Los Angeles CA Community College District GO	4.000%	8/1/2037	65	65
Los Angeles CA Community College District GO	5.000%	8/1/2037	350	393
Los Angeles CA Community College District GO	4.000%	8/1/2038	810	810
Los Angeles CA Community College District GO	4.000%	8/1/2038	585	585
Los Angeles CA Community College District GO	5.000%	8/1/2038	335	385
Los Angeles CA Community College District GO	3.000%	8/1/2039	445	404
Los Angeles CA Community College District GO	3.000%	8/1/2039	100	91
Los Angeles CA Community College District GO	4.000%	8/1/2039	500	501
Los Angeles CA Community College District GO	4.000%	8/1/2041	745	746
Los Angeles CA General Fund Revenue TRAN	5.000%	6/30/2026	1,130	1,132
Los Angeles CA Miscellaneous Revenue TRAN	5.000%	6/25/2026	1,000	1,002
Los Angeles CA Solid Waste Resources Recovery Revenue	3.000%	2/1/2033	425	425
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2037	160	179
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2038	110	123
Los Angeles CA Unified School District COP	5.000%	10/1/2026	340	343
Los Angeles CA Unified School District COP	5.000%	10/1/2029	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2030	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2031	40	45
Los Angeles CA Unified School District COP	5.000%	10/1/2032	105	118
Los Angeles CA Unified School District COP	5.000%	10/1/2033	100	114
Los Angeles CA Unified School District COP	5.000%	10/1/2034	220	249
Los Angeles CA Unified School District COP	5.000%	10/1/2035	215	242
Los Angeles CA Unified School District COP	5.000%	10/1/2036	355	398
23

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District COP	5.000%	10/1/2037	85	95
Los Angeles CA Unified School District COP	5.000%	10/1/2038	5	6
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2026	510	514
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	15	16
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2030	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	60	68
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	150	171
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	150	174
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	365
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	360	417
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	520	602
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	135	156
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,060	1,227
Los Angeles CA Unified School District GO	5.000%	7/1/2026	405	406
Los Angeles CA Unified School District GO	5.000%	7/1/2026	1,770	1,774
Los Angeles CA Unified School District GO	5.000%	7/1/2026	555	556
Los Angeles CA Unified School District GO	5.000%	7/1/2026	225	225
Los Angeles CA Unified School District GO	5.000%	7/1/2026	145	145
Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,460	3,467
Los Angeles CA Unified School District GO	5.000%	7/1/2026	530	531
Los Angeles CA Unified School District GO	5.000%	7/1/2026	140	140
Los Angeles CA Unified School District GO	5.000%	7/1/2026	370	371
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,005	1,007
Los Angeles CA Unified School District GO	5.000%	7/1/2027	2,180	2,240
Los Angeles CA Unified School District GO	5.000%	7/1/2027	700	719
Los Angeles CA Unified School District GO	5.000%	7/1/2027	105	108
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,290	1,325
Los Angeles CA Unified School District GO	5.000%	7/1/2027	950	976
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,515	1,556
Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	154
Los Angeles CA Unified School District GO	5.000%	7/1/2027	565	580
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,120	1,151
Los Angeles CA Unified School District GO	5.000%	7/1/2027	305	313
Los Angeles CA Unified School District GO	5.000%	7/1/2027	15	15
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,250	1,301
Los Angeles CA Unified School District GO	5.000%	7/1/2028	2,040	2,149
Los Angeles CA Unified School District GO	5.000%	7/1/2028	490	516
Los Angeles CA Unified School District GO	5.000%	7/1/2028	575	576
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,330	1,401
Los Angeles CA Unified School District GO	5.000%	7/1/2028	255	269
Los Angeles CA Unified School District GO	5.000%	7/1/2028	280	295
Los Angeles CA Unified School District GO	5.000%	7/1/2028	280	295
Los Angeles CA Unified School District GO	5.000%	7/1/2028	450	474
Los Angeles CA Unified School District GO	5.000%	7/1/2028	235	248
Los Angeles CA Unified School District GO	5.000%	7/1/2028	5	5
Los Angeles CA Unified School District GO	2.000%	7/1/2029	1,100	1,060
Los Angeles CA Unified School District GO	5.000%	7/1/2029	745	803
Los Angeles CA Unified School District GO	5.000%	7/1/2029	85	88
Los Angeles CA Unified School District GO	5.000%	7/1/2029	550	593
Los Angeles CA Unified School District GO	5.000%	7/1/2029	325	350
Los Angeles CA Unified School District GO	5.000%	7/1/2029	3,780	4,073
Los Angeles CA Unified School District GO	5.000%	7/1/2029	180	194
Los Angeles CA Unified School District GO	5.000%	7/1/2029	450	485
Los Angeles CA Unified School District GO	5.000%	7/1/2029	475	512
Los Angeles CA Unified School District GO	5.000%	7/1/2029	105	113
Los Angeles CA Unified School District GO	5.000%	7/1/2029	230	248
Los Angeles CA Unified School District GO	5.000%	7/1/2030	685	736
Los Angeles CA Unified School District GO	5.000%	7/1/2030	795	797
Los Angeles CA Unified School District GO	5.000%	7/1/2030	550	572
Los Angeles CA Unified School District GO	5.000%	7/1/2030	420	462
Los Angeles CA Unified School District GO	5.000%	7/1/2030	270	297
Los Angeles CA Unified School District GO	5.000%	7/1/2030	250	275
Los Angeles CA Unified School District GO	5.000%	7/1/2030	2,115	2,327
Los Angeles CA Unified School District GO	5.000%	7/1/2030	400	440
Los Angeles CA Unified School District GO	5.000%	7/1/2030	405	446
Los Angeles CA Unified School District GO	5.000%	7/1/2030	60	66
Los Angeles CA Unified School District GO	3.000%	7/1/2031	810	804
Los Angeles CA Unified School District GO	4.000%	7/1/2031	105	111
Los Angeles CA Unified School District GO	5.000%	7/1/2031	60	64
Los Angeles CA Unified School District GO	5.000%	7/1/2031	320	332
24

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	2,525	2,820
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	495	553
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	190	212
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	100	111
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	500	558
	Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,730	1,709
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	295	310
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	95	100
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	10	11
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	115	126
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,120	1,162
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,700	1,822
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,175	1,283
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	6,115	6,928
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	100	113
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	750	850
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	755	791
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	240	249
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	300	326
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,075	1,200
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	385	399
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	395	429
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	915	1,048
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,880	6,732
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	75	85
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,630	1,866
	Los Angeles CA Unified School District GO	3.000%	1/1/2034	90	89
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	55	63
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	6,310	7,300
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10	12
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	445	495
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	30	31
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	140	137
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	525	546
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	795	859
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	115	131
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	15	17
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	215	238
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	750	875
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	175	181
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	500	517
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	470	491
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	1,110	1,145
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	50	52
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	810	920
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	210	242
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	500	580
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	750	881
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	25	26
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	260	268
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	180	187
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	220	227
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	195	217
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	330	373
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	15	17
	Los Angeles CA Unified School District GO	3.000%	7/1/2038	35	33
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	125	128
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	1,730	1,774
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	360	372
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	1,080	1,112
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	115	128
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	55	62
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	700	797
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	500	576
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	820	839
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	290	299
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	115	127
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	265	297
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	2,125	2,407
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	500	570
25

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/2039	830	946
Los Angeles CA Unified School District GO	5.000%	7/1/2039	465	533
Los Angeles CA Unified School District GO	4.000%	7/1/2040	30	31
Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	143
Los Angeles CA Unified School District GO	4.000%	7/1/2040	1,235	1,228
Los Angeles CA Unified School District GO	5.000%	7/1/2040	215	242
Los Angeles CA Unified School District GO	5.000%	7/1/2040	500	567
Los Angeles CA Unified School District GO	5.000%	7/1/2040	750	855
Los Angeles CA Unified School District GO	5.250%	7/1/2040	1,170	1,325
Los Angeles CA Unified School District GO	4.000%	7/1/2041	1,555	1,587
Los Angeles CA Unified School District GO	5.000%	7/1/2041	190	208
Los Angeles CA Unified School District GO	5.000%	7/1/2041	50	55
Los Angeles CA Unified School District GO	5.000%	7/1/2041	475	533
Los Angeles CA Unified School District GO	5.000%	7/1/2041	760	862
Los Angeles CA Unified School District GO	5.000%	7/1/2042	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2042	980	1,093
Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,000	1,126
Los Angeles CA Unified School District GO	5.250%	7/1/2042	3,425	3,528
Los Angeles CA Unified School District GO	5.250%	7/1/2042	180	202
Los Angeles CA Unified School District GO	5.250%	7/1/2042	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/2043	200	219
Los Angeles CA Unified School District GO	5.000%	7/1/2043	1,035	1,147
Los Angeles CA Unified School District GO	5.000%	7/1/2043	125	139
Los Angeles CA Unified School District GO	4.000%	7/1/2044	3,685	3,701
Los Angeles CA Unified School District GO	4.000%	7/1/2044	1,115	1,120
Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,565	1,719
Los Angeles CA Unified School District GO	5.000%	7/1/2044	425	469
Los Angeles CA Unified School District GO	5.000%	7/1/2044	500	554
Los Angeles CA Unified School District GO	3.000%	7/1/2045	320	266
Los Angeles CA Unified School District GO	5.000%	7/1/2045	980	1,068
Los Angeles CA Unified School District GO	5.000%	7/1/2045	485	533
Los Angeles CA Unified School District GO	2.625%	7/1/2046	50	37
Los Angeles CA Unified School District GO	5.000%	7/1/2046	1,000	1,088
Los Angeles CA Unified School District GO	5.000%	7/1/2047	1,000	1,079
Los Angeles CA Unified School District GO	5.250%	7/1/2047	520	558
Los Angeles CA Unified School District GO	5.250%	7/1/2048	3,030	3,264
Los Angeles CA Unified School District GO	4.000%	7/1/2049	1,050	1,005
Los Angeles CA Unified School District GO	5.000%	7/1/2049	1,630	1,738
Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,740	1,880
Los Angeles CA Unified School District GO	4.250%	7/1/2050	440	436
Los Angeles CA Unified School District GO	5.000%	7/1/2050	1,000	1,065
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	255	255
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	50	50
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	760	780
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	665	682
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	1,000	1,026
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	445	468
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	360	379
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	100	105
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	440	473
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	700	718
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	635	697
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	1,320	1,354
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	80	88
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	210	215
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	550	615
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	485	543
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	320	327
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	515	585
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	365	415
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	465	536
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	235	272
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	1,070	1,250
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	1,085	1,278
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	500	577
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2040	250	284
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	950	1,073
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2042	120	120
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2042	275	308
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	170	175
26

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,125	1,254
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	250	277
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	645	709
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	120	127
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	1,250	1,267
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	1,710	1,744
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	2,000	2,178
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	915	870
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	1,560	1,653
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	630	673
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	935	988
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	1,090	1,148
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	75	78
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	2,040	1,939
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	370	377
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2028	115	121
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	175	188
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	405	445
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2031	225	252
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	365	415
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2033	460	530
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	770	899
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2035	480	557
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2036	110	127
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2037	500	572
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	100	114
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2039	1,685	1,906
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	1,110	1,110
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	70	70
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	75	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	1,730	1,775
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	160	164
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	525	539
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	500	513
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/2027	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	255	262
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	130	130
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	1,195	1,258
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	345	363
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	370	390
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	425	448
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	430	442
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	1,225	1,225
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	1,710	1,841
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	270	291
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	425	437
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	290	313
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	365	375
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	45	47
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	335	368
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	95	104
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	230
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	1,295	1,424
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	520	572
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	365	375
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	270	277
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	210	231
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	105	110
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	100	100
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	190	212
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,750	1,915
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	815	912
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	325	364
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	750	770
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	305	321
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	130
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	385	421
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	35	40
27

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	145
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	520	534
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,015	1,066
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	300	342
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	245	245
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	1,245	1,358
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	1,910	1,957
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	100	111
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	865	908
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	385	444
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	185	190
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	475	502
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	475	517
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	410	420
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	570	666
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	500	584
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	540	566
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	45	52
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	625	652
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	175	184
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	885	960
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	500	580
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	500	580
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	140	147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,545	1,604
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	370	386
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	145	145
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	615	665
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,500	1,727
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	220	225
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	630	659
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	260	269
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	330	342
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	465	501
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	35	35
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,465	1,676
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	770	881
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	670	685
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	1,425	1,488
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	105	107
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	500	584
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	1,250	1,288
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	1,000	1,137
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	200	204
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	75	78
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	275	281
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	250	290
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/2039	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	1,000	1,027
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	115	115
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	40	44
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	230	235
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	355	370
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	140	143
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	80	82
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	230	250
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	240	245
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	505	546
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	250	285
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	735	749
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	430	438
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,076
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	500	565
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	35	38
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,645	1,712
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	210	224
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	520	552
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	500	552
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	470	514
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, ETM	5.000%	6/1/2026	35	35
28

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2030	140	156
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	50	59
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	160	187
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	250	294
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	250	291
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,510	1,510
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	105	115
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	875	952
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	950	1,085
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	180	207
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	290	314
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	150	168
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	500	566
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	850	849
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	555	617
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	575	603
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	305	342
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	800	802
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	1,060	1,117
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	340	374
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	825	815
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2046	20	22
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2047	125	135
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	50	52
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	645	708
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	2,985	2,226
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	1,205	1,301
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	1,700	1,162
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	200	187
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	395	421
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	65	71
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	1,220	1,306
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	675	738
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2051	500	528
Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2056	500	524
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	4.000%	8/1/2040	175	175
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/2042	380	380
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2027	60	62
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2027	35	36
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	200	211
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	240	253
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	465	490
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	425	448
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	695	746
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	615	660
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	765	834
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	225	247
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	190	208
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	900	989
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	855	954
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	1,065	1,155
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	365	400
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	885	1,003
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	825	893
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	65	72
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	185	202
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	60	69
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	905	977
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	130	142
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	350	388
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	165	192
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	45	47
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	820	883
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	100	110
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	120	124
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	390	419
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	505	555
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	500	582
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	1,220	1,306
29

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	250	274
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	80	93
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,980	2,115
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	515	525
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	620	661
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	30	33
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	500	572
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	295	299
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	1,970	2,095
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	300	325
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,110	1,129
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	550	618
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	165	174
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	105	109
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	140	154
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,345	1,416
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	715	779
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	1,000	971
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	650	631
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,150	1,194
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	250	260
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,200	1,277
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	1,125	1,225
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	2,850	2,905
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	750	795
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	2,840	3,055
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	1,250	1,339
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	210	226
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	150	150
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	575	576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	290	291
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	295	295
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	100	100
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	40	40
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	800	801
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	220	226
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	285	292
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	915	939
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	340	349
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,015	1,041
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,070	1,117
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	140	146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	215	224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	230	240
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	120	124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,395	1,456
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	130	132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	5,640	5,826
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	650	691
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	545	579
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	155	165
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	898
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,220	1,297
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	450	478
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,835	1,931
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	210	227
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	185	191
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,435	1,510
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	215	218
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	715	773
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	3,820	4,092
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	85	88
30

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	195	205
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	185	202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,605	1,757
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	725	794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	980	1,073
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	125	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	605	634
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	105	116
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	528
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	354
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	620	687
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	145	147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,200	1,329
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	554
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	90	93
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	205	211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	261
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	275	287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	350	354
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	865	966
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,790	1,998
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	325	363
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,135	1,267
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	200	207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	245	268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	520	526
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	500	558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	290	326
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	510	515
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	320	350
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	865	958
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,005	1,120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	205	230
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,925	2,145
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	750	850
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	185	187
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	270	277
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	950	1,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	210	232
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	695	771
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	385	400
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	277
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	155	175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	70	72
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	90	93
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	180	187
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	54
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	185	200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	965	1,057
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	485	528
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,410	1,552
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	370	386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2037	2,250	2,273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	210	215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	120	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,825	1,985
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	855	935
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,005	1,114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	285	294
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	625	657
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	530	563
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	950	1,019
31

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	670	715
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	600	653
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	635	691
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	730	798
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	245	267
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	500	551
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,320	3,481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	255	270
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	635	679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	285	303
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	660	699
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	205	222
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,250	1,373
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	740	778
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	500	533
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	565	599
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,070	1,150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	310	335
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	550	591
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	500	542
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	515	556
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	500	546
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	750	823
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	895	906
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,085	2,099
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	826
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	715	759
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	725	766
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	945	1,011
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	560	599
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	640	687
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,565	1,700
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	375	384
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	335	355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	140	148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,525	1,627
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	120	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	345	369
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	755	811
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	250	271
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	750	815
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,100	2,155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	125	132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	485	514
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	90	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,250	1,340
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	250	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,155	1,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	200	206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	305	316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	610	643
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	555	588
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	400	432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2046	525	503
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	885	912
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,265	1,301
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	285	297
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	600	631
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	370	390
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	400	428
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,530	1,536
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	2,105	2,120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	375	390
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	600	626
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	415	424
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,030	1,044
32

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,000	1,032
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	405	419
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	1,310	1,328
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	1,195	1,211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	185	191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	90	92
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	710	721
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	550	566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	2,305	2,375
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	550	568
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,280	1,303
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	920	935
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,340	1,364
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	400	412
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	735	750
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	1,125	1,146
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	450	462
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	750	772
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	340	348
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	945	973
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	105	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	1,010	1,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	365	374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	595	610
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	470	490
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	250	257
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,120	1,149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	750	783
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	540	565
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	430	431
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	40	40
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	625	634
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	45	46
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	650	664
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	3,145	3,341
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	155	161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	505	546
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	385	416
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,150	1,259
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	83
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	435	482
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	45	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	330	365
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,385	1,534
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	245	254
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	745	832
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	84
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	250	268
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	615	637
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	960	1,065
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,675	2,852
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	550	618
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	305	315
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	115	123
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	820	908
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	365	409
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	60	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	91
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,120	1,213
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	650	690
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	790
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	804
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	120	134
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	370	373
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	35	38
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	845	894
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	120	132
33

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	810	896
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	150	162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	302
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	235	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	95	102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	55	58
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	990	1,082
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	780	857
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	140	147
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	245	261
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,400	1,502
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	130	139
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	585	637
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	665	727
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	130	136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,048
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	325	348
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,070	1,160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	530	567
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	265	289
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,195	1,249
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	505	528
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	20	20
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	100	107
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	520	554
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	140	150
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	92
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	95	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,320	1,401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	685	727
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	790	852
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	400	410
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	815	859
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,315	1,392
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	455	482
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	917
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	555	596
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	595	599
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	535	569
[5]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,000	1,073
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	2,300	2,317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	470	483
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	1,440	1,356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	880	899
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	765	787
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	315	325
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	195	197
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	1,480	1,386
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	340	350
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,080	1,119
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	175	178
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	1,785	1,822
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	115	117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	245	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	1,230	1,278
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2055	255	261
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2026	185	187
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2027	1,000	1,023
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	590	596
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	485	490
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	1,130	1,140
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2030	1,500	1,638
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	505	509
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	3,025	3,051
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	940	948
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	2,460	2,464
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	1,985	1,987
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2035	400	464
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2035	500	579
34

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	745	745
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	500	575
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	500	583
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2036	635	635
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	940	946
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	505	577
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2037	1,100	1,100
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	570	645
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,000	1,127
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	730	811
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	605	654
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	745	794
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	750	790
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	1,895	2,008
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	1,325	1,362
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	2,005	2,150
	Magnolia CA School District GO	0.000%	8/1/2036	50	33
	Manteca Unified School District GO	5.250%	8/1/2050	330	358
	Marin Community College District GO, Prere.	4.000%	2/15/2027	65	66
	Miracosta Community College District GO	4.000%	8/1/2045	175	175
	Modesto High School District GO	5.250%	8/1/2050	1,000	1,085
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,540	1,664
	Montebello Unified School District GO	5.000%	8/1/2041	570	572
[2]	Montebello Unified School District GO	5.000%	8/1/2044	10	11
	Montebello Unified School District GO	4.000%	8/1/2046	675	660
[2]	Montebello Unified School District GO	5.000%	8/1/2050	415	429
[2]	Moorpark Unified School District GO	0.000%	8/1/2042	105	53
[5]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	285	216
[5]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	500	529
[5]	Moreno Valley CA Unified School District GO	4.750%	8/1/2052	200	205
[2,8]	Moreno Valley Public Financing Authority Electric Power & Light Revenue	5.250%	5/1/2051	380	409
[2,8]	Moreno Valley Public Financing Authority Electric Power & Light Revenue	5.250%	5/1/2056	295	314
	Mount San Antonio Community College District GO	5.875%	8/1/2028	585	615
	Mount San Antonio Community College District GO	5.000%	8/1/2044	1,525	1,602
	Mount San Antonio Community College District GO	0.000%	8/1/2045	1,285	537
	Mount San Antonio Community College District GO	0.000%	8/1/2046	670	263
	Mount San Antonio Community College District GO	2.250%	8/1/2046	10	7
	Mount San Antonio Community College District GO	4.000%	8/1/2046	100	99
	Mount San Antonio Community College District GO	4.000%	8/1/2049	1,410	1,355
	Mount San Antonio Community College District GO	4.000%	8/1/2049	400	387
	Mount San Antonio Community College District GO	2.375%	8/1/2051	2,000	1,323
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	435	451
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	2,620	2,620
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	1,000	982
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	330	310
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	1,605	1,479
	Mountain View Capital Improvements Financing Authority Lease (Abatement) Revenue (Public Safety Building Projects)	5.000%	5/1/2051	750	804
	Mountain View Capital Improvements Financing Authority Lease (Abatement) Revenue (Public Safety Building Projects)	5.000%	5/1/2056	1,750	1,852
	Mountain View-Whisman School District GO	4.250%	9/1/2045	280	281
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	150	151
	Mt San Antonio Community College District GO	5.000%	8/1/2027	55	57
	Mt San Antonio Community College District GO	5.250%	8/1/2055	1,230	1,322
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2031	250	277
[2]	Napa Valley Unified School District GO	4.000%	8/1/2044	1,420	1,420
[2]	Natomas Unified School District GO	4.000%	8/1/2045	650	638
[2]	Natomas Unified School District GO	4.000%	8/1/2049	2,150	2,041
[2]	New Haven Unified School District GO	0.000%	8/1/2033	75	60
[2]	New Haven Unified School District GO	0.000%	8/1/2034	145	111
	Newport Mesa Unified School District GO	0.000%	8/1/2032	90	75
	Newport Mesa Unified School District GO	0.000%	8/1/2033	2,000	1,613
	Newport Mesa Unified School District GO	0.000%	8/1/2035	1,000	744
	Newport Mesa Unified School District GO	0.000%	8/1/2036	270	192
	Newport Mesa Unified School District GO	0.000%	8/1/2037	2,000	1,365
	Newport Mesa Unified School District GO	0.000%	8/1/2038	640	417
	Newport Mesa Unified School District GO	0.000%	8/1/2039	270	160
	Newport Mesa Unified School District GO	0.000%	8/1/2041	2,500	1,338
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	95	96
[4]	North Orange County CA Community College District GO	0.000%	8/1/2026	2,525	2,515
35

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Orange County CA Community College District GO	3.000%	8/1/2040	160	141
	North Orange County CA Community College District GO	4.000%	8/1/2044	980	982
	North Orange County CA Community College District GO	4.000%	8/1/2047	990	972
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2030	85	93
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2031	315	352
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2032	345	392
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	255	266
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	40	42
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2028	30	32
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	185	202
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	235	257
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	240	268
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	265	295
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	280	318
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	750	865
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	40	40
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2034	85	100
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	205	239
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	25	29
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	455	525
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2038	380	435
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2039	1,765	2,008
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2041	1,415	1,527
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	60	64
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2050	580	603
[2]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	250	152
	Novato CA Unified School District GO	2.375%	8/1/2045	565	407
	Oakland CA GO	3.250%	1/15/2040	255	236
	Oakland CA GO	3.250%	1/15/2044	600	521
	Oakland CA GO	2.500%	1/15/2047	1,000	702
	Oakland CA GO	3.000%	1/15/2050	115	86
	Oakland CA GO	5.500%	7/15/2053	270	289
	Oakland CA GO	5.500%	7/15/2053	180	192
	Oakland CA GO	5.000%	7/15/2055	505	526
	Ohlone Community College District GO	4.000%	8/1/2041	905	907
	Ohlone Community College District GO	4.000%	8/1/2045	60	59
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/2046	555	586
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	405	385
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,000	1,057
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	500	498
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	500	534
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2027	65	67
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2030	615	659
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2031	140	150
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2032	340	363
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2033	150	160
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2034	280	298
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2035	480	510
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	245	260
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2038	200	231
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2039	175	184
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2040	250	285
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	110	115
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	425	482
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	795	795
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/2037	45	52
	Oxnard Union High School District GO	5.000%	8/1/2045	740	760
	Oxnard Union High School District GO	4.000%	8/1/2047	785	761
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	50	50
	Palo Alto CA COP	2.000%	11/1/2039	270	211
	Palo Alto Unified School District GO	5.000%	8/1/2027	305	315
	Palo Alto Unified School District GO	5.000%	8/1/2028	820	869
	Palo Alto Unified School District GO	5.000%	8/1/2029	1,660	1,801
	Palo Alto Unified School District GO	5.000%	8/1/2030	635	704
	Palo Alto Unified School District GO	0.000%	8/1/2033	1,000	819
	Palo Alto Unified School District GO	3.250%	8/1/2042	300	281
	Palomar Community College District GO	4.000%	8/1/2045	650	642
	Palomar Community College District GO	5.250%	8/1/2045	850	865
	Palomar Community College District GO	4.000%	8/1/2046	65	64
[3]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/2045	65	63
36

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pasadena Area Community College District GO	5.000%	8/1/2048	200	210
	Pasadena Area Community College District GO	4.000%	8/1/2052	740	701
	Pasadena CA (Central Library Project) GO	5.000%	9/1/2054	500	528
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	400	215
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2048	475	172
	Pasadena Unified School District GO	5.000%	8/1/2027	500	515
	Pasadena Unified School District GO	5.000%	8/1/2028	445	470
	Pasadena Unified School District GO	4.000%	8/1/2035	140	140
	Pasadena Unified School District GO	3.000%	8/1/2036	235	221
	Pasadena Unified School District GO	5.250%	8/1/2045	400	447
	Pasadena Unified School District GO	5.250%	8/1/2046	300	333
	Pasadena Unified School District GO	5.250%	8/1/2047	300	330
	Pasadena Unified School District GO	5.250%	8/1/2050	1,105	1,202
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2047	10	10
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	85	88
	Peralta Community College District GO	5.000%	8/1/2026	2,250	2,260
	Peralta Community College District GO	5.000%	8/1/2031	1,000	1,125
	Peralta Community College District GO	5.000%	8/1/2038	5	6
	Peralta Community College District GO	5.000%	8/1/2039	200	229
	Peralta Community College District GO	5.250%	8/1/2042	615	678
	Peralta Community College District GO	5.000%	8/1/2050	500	527
	Peralta Community College District GO	5.500%	8/1/2052	715	761
	Peralta Community College District GO	5.000%	8/1/2054	1,000	1,047
[2]	Perris CA Union High School District GO	4.000%	9/1/2043	795	797
	Perris CA Union High School District GO	3.000%	9/1/2045	220	180
[2]	Perris CA Union High School District GO	4.000%	9/1/2048	1,110	1,065
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	440	442
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	95	96
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	100	101
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2042	70	37
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	100	40
	Pleasanton Unified School District GO	4.000%	8/1/2048	465	446
	Pleasanton Unified School District GO	4.250%	8/1/2050	300	295
	Pleasanton Unified School District GO	5.000%	8/1/2050	500	529
	Pleasanton Unified School District GO	4.000%	8/1/2052	205	191
	Pleasanton Unified School District GO	4.500%	8/1/2052	10	10
	Pomona Unified School District GO	5.000%	8/1/2055	500	525
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	50	50
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	1,050	1,053
[2]	Porterville CA Sewer COP	4.000%	9/15/2027	200	204
	Poway Unified School District GO	0.000%	8/1/2029	100	92
	Poway Unified School District GO	0.000%	8/1/2031	90	78
[2]	Poway Unified School District GO	0.000%	8/1/2031	505	438
	Poway Unified School District GO	0.000%	8/1/2032	250	209
	Poway Unified School District GO	0.000%	8/1/2033	1,125	909
	Poway Unified School District GO	0.000%	8/1/2033	1,000	808
	Poway Unified School District GO	0.000%	8/1/2034	1,740	1,353
	Poway Unified School District GO	0.000%	8/1/2035	285	213
	Poway Unified School District GO	0.000%	8/1/2036	20	14
	Poway Unified School District GO	0.000%	8/1/2037	1,750	1,202
	Poway Unified School District GO	0.000%	8/1/2038	500	329
	Poway Unified School District GO	0.000%	8/1/2040	300	179
	Poway Unified School District GO	0.000%	8/1/2041	190	108
	Poway Unified School District GO	0.000%	8/1/2046	2,205	908
	Poway Unified School District GO	0.000%	8/1/2051	3,185	1,002
[2]	Rancho Santiago Community College District GO	5.125%	9/1/2028	200	213
[2]	Rancho Santiago Community College District GO	5.125%	9/1/2029	190	207
[2]	Ravenswood CA City School District GO	0.000%	8/1/2048	1,245	424
[2]	Ravenswood CA City School District GO	0.000%	8/1/2050	1,000	306
	Redlands Unified School District GO	5.000%	7/1/2050	190	200
	Redlands Unified School District GO	5.000%	7/1/2054	285	297
[2]	Rialto Unified School District GO	0.000%	8/1/2036	250	165
[2,3]	Rialto Unified School District GO, 7.350% coupon rate effective 8/1/2026	0.000%	8/1/2041	50	64
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	100	73
	Rio Hondo CA Community College District GO	0.000%	8/1/2036	945	663
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	10	12
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	285	353
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	500	226
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	3,000	1,208
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	980	981
37

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	650	696
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	1,170	1,250
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	325	316
[2]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	1,200	1,258
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2054	250	59
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2055	250	56
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2056	300	63
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2057	350	70
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2058	845	159
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2059	350	62
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	305	52
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	275	44
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	285	43
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	290	41
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	280	37
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	295	37
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2036	515	544
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	395	417
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2038	1,455	1,532
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	385	401
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2048	2,100	2,151
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2049	750	793
	Riverside Community College District GO	5.000%	8/1/2026	10	10
	Riverside Community College District GO	5.000%	8/1/2027	415	428
	Riverside Community College District GO	5.000%	8/1/2028	350	371
	Riverside Community College District GO	4.000%	8/1/2050	1,255	1,197
	Riverside Community College District GO	4.000%	8/1/2054	1,395	1,309
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	370	422
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	320	370
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	460	538
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	300	353
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	500	582
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	1,055	1,096
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	1,280	1,326
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	955	978
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	800	818
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	25	12
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	600	589
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,800	2,680
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	1,180	894
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2026	365	365
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2027	95	98
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2028	285	296
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	230	239
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	680	705
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	795	824
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2033	220	228
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	305	315
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	335	346
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/2036	200	202
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	785	808
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	160	165
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2039	45	46
	Riverside Unified School District GO	4.000%	8/1/2042	100	100
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	420	422
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2047	1,800	1,805
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	50	45
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2049	1,505	1,452
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	2,080	2,179
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	1,090	1,142
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	725	755
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/2053	1,000	1,041
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2053	355	384
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	1,005	945
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/2054	1,305	1,357
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2054	535	578
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	40	41
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	90	92
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	2,075	2,108
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	340	345
38

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	1,065	1,153
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2040	300	343
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	35	35
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	270	270
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	1,900	2,137
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	305	337
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2044	100	110
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	660	694
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	90	97
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	1,000	1,042
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	740	785
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2028	120	128
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	320	296
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	10	10
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	670	673
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	200	201
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	335	346
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	90	93
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	480	496
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	155	160
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	290	307
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	430	455
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	210	222
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	240	254
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2029	315	342
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2030	170	184
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2030	50	55
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2031	100	113
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	95	109
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2033	135	157
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2034	665	776
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2035	930	1,016
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2035	525	608
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2036	170	185
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	280	323
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	190	219
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	1,350	1,440
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	990	1,075
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	550	595
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	330	351
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2039	1,000	1,128
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2040	50	51
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	860	909
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2040	1,000	1,123
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	675	712
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	1,070	1,066
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	645	685
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	750	798
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	1,025	1,063
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	1,435	1,506
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	1,890	1,988
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	1,020	1,117
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	2,715	3,017
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	1,065	1,210
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2028	10	11
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2029	1,280	1,390
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2030	315	349
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2031	65	73
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	150	173
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	145	169
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2034	80	93
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	100	114
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	160	182
	Salinas Union High School District GO	5.000%	8/1/2048	745	794
[2]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,205	1,025
	San Bernardino Community College District GO	0.000%	8/1/2045	500	197
	San Bernardino Community College District GO	0.000%	8/1/2046	10	4
	San Bernardino Community College District GO	0.000%	8/1/2047	1,000	345
	San Bernardino Community College District GO	0.000%	8/1/2048	735	277
39

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Bernardino Community College District GO	0.000%	8/1/2048	2,000	649
	San Bernardino Community College District GO	0.000%	8/1/2049	2,000	612
	San Bernardino Community College District GO	4.125%	8/1/2049	1,110	1,084
	San Bernardino Community College District GO	4.125%	8/1/2049	150	146
	San Bernardino Community College District GO	5.000%	8/1/2049	1,300	1,360
	San Bernardino Community College District GO	0.000%	8/1/2050	2,000	577
	San Bernardino Community College District GO, Prere.	3.000%	8/16/2027	110	111
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	1,395	1,422
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	225	229
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	775	782
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	450	466
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	425	432
	San Diego CA Unified School District GO	5.000%	7/1/2026	140	140
	San Diego CA Unified School District GO	5.000%	7/1/2026	160	160
	San Diego CA Unified School District GO	5.000%	7/1/2026	20	20
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,000	2,004
[2]	San Diego CA Unified School District GO	5.500%	7/1/2026	150	150
	San Diego CA Unified School District GO	5.000%	7/1/2027	675	695
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,450	2,519
[2]	San Diego CA Unified School District GO	5.500%	7/1/2027	1,095	1,135
	San Diego CA Unified School District GO	5.000%	7/1/2028	570	601
	San Diego CA Unified School District GO	5.000%	7/1/2028	70	74
	San Diego CA Unified School District GO	5.000%	7/1/2028	115	121
[2]	San Diego CA Unified School District GO	5.250%	7/1/2028	90	95
[2]	San Diego CA Unified School District GO	5.250%	7/1/2028	385	408
	San Diego CA Unified School District GO	0.000%	7/1/2029	65	60
	San Diego CA Unified School District GO	4.000%	7/1/2029	755	756
	San Diego CA Unified School District GO	5.000%	7/1/2029	305	306
	San Diego CA Unified School District GO	5.000%	7/1/2029	880	948
	San Diego CA Unified School District GO	5.000%	7/1/2029	75	81
	San Diego CA Unified School District GO	5.000%	7/1/2029	1,200	1,293
	San Diego CA Unified School District GO	0.000%	7/1/2030	295	263
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,150	1,911
	San Diego CA Unified School District GO	5.000%	7/1/2030	145	160
	San Diego CA Unified School District GO	5.000%	7/1/2030	170	187
	San Diego CA Unified School District GO	5.000%	7/1/2030	95	105
	San Diego CA Unified School District GO	0.000%	7/1/2031	450	387
	San Diego CA Unified School District GO	4.000%	7/1/2031	55	55
	San Diego CA Unified School District GO	5.000%	7/1/2031	485	543
	San Diego CA Unified School District GO	5.000%	7/1/2031	205	230
	San Diego CA Unified School District GO	5.000%	7/1/2031	300	336
	San Diego CA Unified School District GO	0.000%	7/1/2032	20	17
	San Diego CA Unified School District GO	4.000%	7/1/2032	1,220	1,221
	San Diego CA Unified School District GO	4.000%	7/1/2032	215	230
	San Diego CA Unified School District GO	5.000%	7/1/2032	255	290
	San Diego CA Unified School District GO	5.000%	7/1/2032	330	376
	San Diego CA Unified School District GO	3.000%	7/1/2033	150	150
	San Diego CA Unified School District GO	4.000%	7/1/2033	140	140
	San Diego CA Unified School District GO	4.000%	7/1/2033	210	224
	San Diego CA Unified School District GO	5.000%	7/1/2034	330	385
	San Diego CA Unified School District GO	0.000%	7/1/2035	150	112
	San Diego CA Unified School District GO	0.000%	7/1/2036	145	103
	San Diego CA Unified School District GO	3.000%	7/1/2036	845	817
	San Diego CA Unified School District GO	4.000%	7/1/2036	110	114
	San Diego CA Unified School District GO	0.000%	7/1/2037	570	389
	San Diego CA Unified School District GO	3.000%	7/1/2037	425	408
	San Diego CA Unified School District GO	4.000%	7/1/2037	110	111
	San Diego CA Unified School District GO	0.000%	7/1/2038	210	137
	San Diego CA Unified School District GO	3.000%	7/1/2038	1,000	948
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,495	930
	San Diego CA Unified School District GO	3.000%	7/1/2039	50	46
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,000	594
	San Diego CA Unified School District GO	3.125%	7/1/2040	30	28
	San Diego CA Unified School District GO	5.000%	7/1/2040	340	378
	San Diego CA Unified School District GO	0.000%	7/1/2041	50	28
	San Diego CA Unified School District GO	5.000%	7/1/2041	55	61
	San Diego CA Unified School District GO	5.000%	7/1/2041	400	479
	San Diego CA Unified School District GO	0.000%	7/1/2042	45	24
	San Diego CA Unified School District GO	3.125%	7/1/2042	625	551
	San Diego CA Unified School District GO	5.000%	7/1/2042	90	98
40

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2042	75	83
	San Diego CA Unified School District GO	5.000%	7/1/2042	535	639
	San Diego CA Unified School District GO	0.000%	7/1/2043	590	301
	San Diego CA Unified School District GO	5.000%	7/1/2043	370	404
	San Diego CA Unified School District GO	5.000%	7/1/2043	395	436
	San Diego CA Unified School District GO	5.000%	7/1/2043	685	816
	San Diego CA Unified School District GO	0.000%	7/1/2044	3,385	1,623
	San Diego CA Unified School District GO	3.000%	7/1/2044	90	76
	San Diego CA Unified School District GO	4.000%	7/1/2044	640	641
	San Diego CA Unified School District GO	5.000%	7/1/2044	660	723
	San Diego CA Unified School District GO	5.000%	7/1/2044	500	591
	San Diego CA Unified School District GO	0.000%	7/1/2045	1,760	798
	San Diego CA Unified School District GO	0.000%	7/1/2045	100	45
	San Diego CA Unified School District GO	2.000%	7/1/2045	895	607
	San Diego CA Unified School District GO	2.250%	7/1/2045	150	107
	San Diego CA Unified School District GO	5.000%	7/1/2045	1,030	1,200
	San Diego CA Unified School District GO	4.000%	7/1/2046	1,720	1,702
	San Diego CA Unified School District GO	5.000%	7/1/2046	350	382
	San Diego CA Unified School District GO	5.000%	7/1/2046	10	11
	San Diego CA Unified School District GO	4.000%	7/1/2047	2,255	2,202
	San Diego CA Unified School District GO	4.250%	7/1/2047	10	10
	San Diego CA Unified School District GO	4.450%	7/1/2047	100	102
	San Diego CA Unified School District GO	5.000%	7/1/2047	210	213
	San Diego CA Unified School District GO	5.000%	7/1/2047	350	378
	San Diego CA Unified School District GO	5.000%	7/1/2047	970	1,047
	San Diego CA Unified School District GO	3.250%	7/1/2048	525	433
	San Diego CA Unified School District GO	5.000%	7/1/2048	2,565	2,718
	San Diego CA Unified School District GO	5.000%	7/1/2048	110	117
	San Diego CA Unified School District GO	0.000%	7/1/2049	2,835	1,008
	San Diego CA Unified School District GO	4.000%	7/1/2049	495	478
	San Diego CA Unified School District GO	5.000%	7/1/2049	990	1,053
	San Diego CA Unified School District GO	2.300%	7/1/2050	45	29
	San Diego CA Unified School District GO	3.000%	7/1/2050	1,560	1,180
	San Diego CA Unified School District GO	4.000%	7/1/2050	2,225	2,138
	San Diego CA Unified School District GO	4.000%	7/1/2050	20	19
	San Diego CA Unified School District GO	4.125%	7/1/2050	1,210	1,186
	San Diego CA Unified School District GO	5.000%	7/1/2050	2,505	2,672
	San Diego CA Unified School District GO	4.000%	7/1/2051	50	48
	San Diego CA Unified School District GO	4.250%	7/1/2052	1,270	1,246
	San Diego CA Unified School District GO	4.550%	7/1/2052	550	554
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,990	1,879
	San Diego CA Unified School District GO	4.000%	7/1/2053	2,270	2,143
	San Diego CA Unified School District GO	5.000%	7/1/2053	560	587
	San Diego CA Unified School District GO	4.000%	7/1/2054	1,720	1,619
	San Diego CA Unified School District GO	5.000%	7/1/2055	1,530	1,616
[3]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	185	164
[3]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/2047	1,000	854
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	755	830
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	1,500	1,617
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2047	440	439
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	330	325
	San Diego Community College District GO	5.000%	8/1/2027	340	342
	San Diego Community College District GO	5.000%	8/1/2027	155	160
	San Diego Community College District GO	5.000%	8/1/2028	295	296
	San Diego Community College District GO	5.000%	8/1/2030	1,165	1,289
	San Diego Community College District GO	3.000%	8/1/2034	420	416
	San Diego Community College District GO	4.000%	8/1/2042	260	264
	San Diego Community College District GO	5.000%	8/1/2042	310	350
	San Diego Community College District GO	4.000%	8/1/2043	995	1,007
	San Diego Community College District GO	5.000%	8/1/2043	40	45
	San Diego Community College District GO	5.000%	8/1/2044	245	273
	San Diego Community College District GO	5.000%	8/1/2045	110	121
	San Diego Community College District GO	4.000%	8/1/2050	2,415	2,338
	San Diego Community College District GO	5.000%	8/1/2055	3,275	3,451
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	500	501
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	990	993
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	180	181
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	790	793
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	255	256
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	220	221
41

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Community College District GO, Prere.	6.000%	8/1/2027	80	83
San Diego County CA COP	5.000%	10/1/2048	1,040	1,098
San Diego County CA COP	5.000%	10/1/2053	740	773
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	280	301
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	475	510
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	110	118
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	160	171
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	440	447
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	210	222
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,160	1,180
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,440	1,501
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	30	30
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	215	212
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	700	738
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,060	1,071
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	2,065	2,117
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	200	216
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	610	573
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	1,610	1,666
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	750	803
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,220	2,041
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	2,135	2,199
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2028	805	848
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2029	135	145
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2030	495	545
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	680	763
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	255	286
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	420	480
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	1,000	1,158
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	30	35
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	1,055	1,235
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	40	46
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	625	738
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	250	298
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	290	328
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2040	250	289
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	250	285
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	1,565	1,653
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2046	250	275
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	180	187
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2047	1,285	1,360
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	1,695	1,761
San Diego County Water Authority Water Revenue	5.000%	5/1/2028	2,085	2,189
San Diego County Water Authority Water Revenue	5.000%	5/1/2028	300	300
San Diego County Water Authority Water Revenue	5.000%	5/1/2030	435	479
San Diego County Water Authority Water Revenue	5.000%	5/1/2030	195	215
San Diego County Water Authority Water Revenue	5.000%	5/1/2031	80	90
San Diego County Water Authority Water Revenue	5.000%	5/1/2031	180	202
San Diego County Water Authority Water Revenue	5.000%	5/1/2032	45	50
San Diego County Water Authority Water Revenue	4.000%	5/1/2033	95	101
San Diego County Water Authority Water Revenue	4.000%	5/1/2034	80	85
San Diego County Water Authority Water Revenue	4.000%	5/1/2035	220	232
San Diego County Water Authority Water Revenue	4.000%	5/1/2036	90	95
San Diego County Water Authority Water Revenue	4.000%	5/1/2037	325	340
San Diego County Water Authority Water Revenue	4.000%	5/1/2038	15	16
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2028	500	525
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	400	439
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	750	850
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	500	579
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	500	585
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,000	1,176
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	440	441
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	780	821
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	1,815	1,873
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2048	1,520	1,634
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	110	117
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	1,235	950
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2049	90	96
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	1,105	1,181
42

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	730	760
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	1,240	1,178
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	1,205	1,264
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2055	500	527
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2056	1,165	1,230
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2028	145	154
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2029	10	11
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2030	455	502
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2031	505	566
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2032	355	403
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2033	150	173
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2034	530	616
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2035	545	639
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2036	250	291
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2037	260	301
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2038	290	334
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	500	561
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	320	356
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	160	176
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	315	344
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2046	500	541
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	500	529
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	2,155	2,298
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	190	198
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	750	725
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	340	360
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	1,155	1,103
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	740	781
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	380	396
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	1,115	1,119
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	725	728
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	535	537
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2032	15	15
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2033	430	431
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2034	300	301
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2035	255	256
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	390	391
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2037	75	75
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2026	710	713
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2026	2,345	2,355
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2027	100	103
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2028	140	148
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2028	5	5
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	205	222
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	85	92
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	300	324
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	275	304
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	270	298
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2031	115	129
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2031	55	62
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	840	962
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2033	400	465
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2033	305	354
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	285	294
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	170	182
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	1,635	1,942
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	320	380
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2036	45	43
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	1,045	1,074
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	300	354
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	75	71
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	315	317
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	1,255	1,471
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	235	241
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	150	140
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	315	294
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2038	45	52
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	200	220
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	620	716
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	285	208
43

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	2,245	2,584
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	1,045	1,192
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	250	250
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	300	340
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	1,280	1,438
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	875	875
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	685	761
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	1,250	1,236
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	1,210	1,331
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	340	219
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	1,135	1,107
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	775	785
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	575	612
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	185	141
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	2,825	2,129
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	500	380
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	3,715	3,670
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2032	90	91
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2036	425	427
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2037	370	372
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2038	540	542
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	1,130	1,134
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	250	211
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2032	70	71
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	100	100
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	885	915
	San Francisco CA City & County COP	5.000%	4/1/2030	505	552
	San Francisco CA City & County COP	5.000%	4/1/2032	500	565
	San Francisco CA City & County COP	5.000%	4/1/2034	1,000	1,161
	San Francisco CA City & County COP	5.000%	4/1/2035	1,000	1,170
	San Francisco CA City & County COP	5.000%	4/1/2037	500	575
	San Francisco CA City & County COP	5.000%	4/1/2038	800	912
	San Francisco CA City & County COP	4.000%	4/1/2039	500	500
	San Francisco CA City & County COP	5.000%	4/1/2039	400	452
	San Francisco CA City & County COP	5.000%	4/1/2040	300	338
	San Francisco CA City & County COP	5.000%	4/1/2041	500	560
	San Francisco CA City & County GO	5.000%	6/15/2026	260	260
	San Francisco CA City & County GO	5.000%	6/15/2026	320	320
	San Francisco CA City & County GO	5.000%	6/15/2027	345	355
	San Francisco CA City & County GO	5.000%	6/15/2027	100	103
	San Francisco CA City & County GO	5.000%	6/15/2028	60	63
	San Francisco CA City & County GO	5.000%	6/15/2028	335	353
	San Francisco CA City & County GO	5.000%	6/15/2029	260	280
	San Francisco CA City & County GO	5.000%	6/15/2029	880	927
	San Francisco CA City & County GO	5.000%	6/15/2029	1,085	1,170
	San Francisco CA City & County GO	5.000%	6/15/2030	265	292
	San Francisco CA City & County GO	5.000%	6/15/2030	295	311
	San Francisco CA City & County GO	5.000%	6/15/2030	480	529
	San Francisco CA City & County GO	5.000%	6/15/2031	325	342
	San Francisco CA City & County GO	5.000%	6/15/2031	120	135
	San Francisco CA City & County GO	5.000%	6/15/2031	410	461
	San Francisco CA City & County GO	4.000%	6/15/2032	5	5
	San Francisco CA City & County GO	5.000%	6/15/2032	175	200
	San Francisco CA City & County GO	5.000%	6/15/2032	315	360
	San Francisco CA City & County GO	5.000%	6/15/2033	255	291
	San Francisco CA City & County GO	5.000%	6/15/2033	105	122
	San Francisco CA City & County GO	5.000%	6/15/2034	295	345
	San Francisco CA City & County GO	5.000%	6/15/2035	210	244
	San Francisco CA City & County GO	2.000%	6/15/2039	175	135
	San Francisco CA City & County Lease COP	5.000%	4/1/2036	245	284
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	180	182
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	35	35
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	250	253
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	500	505
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	755	763
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	15	16
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	480	498
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	185	192
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	465	470
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	375	389
44

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	10	10
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	520	540
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	215	233
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2030	25	25
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	205	227
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	245	254
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	630	697
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	110	124
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	380	427
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	620	697
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	490	507
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	195	222
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	15	15
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	295	336
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	500	570
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	360	416
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	10	12
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	260	269
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	325	373
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	2,180	2,542
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	1,095	1,251
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	250	292
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	500	588
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	520	521
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	175	199
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	250	290
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	50	58
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2038	1,110	1,166
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	387	435
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	10	12
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	4,305	4,306
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	410	458
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	205	245
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	40	42
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	500	524
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,100	1,320
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	940	966
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	35	38
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	430	454
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	1,045	1,123
	San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/2050	2,280	1,737
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	205	197
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	1,395	1,340
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	200	207
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	300	303
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	420	446
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	915	974
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	2,700	2,846
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	1,100	1,182
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	250	272
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	500	539
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	85	87
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	90	92
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	140	147
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	85	89
[8]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2029	500	536
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2030	190	204
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	180	193
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	110	123
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	225	241
45

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	160	178
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	400	427
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	275	293
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	125	138
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	50	53
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	190	210
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	75	79
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	250	275
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	940	994
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	30	31
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	175	185
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2039	150	158
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	50	55
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	615	667
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	165	179
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,130	1,130
[8]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,000	1,085
[8]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2046	770	852
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	3,715	3,751
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	2,300	2,340
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	1,420	1,520
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	1,530	1,565
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	415	438
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,835	1,873
[8]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2051	515	545
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	1,595	1,507
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	2,255	2,336
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	135	142
[8]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2056	575	604
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue (San Francisco Airport Commission Project)	5.000%	5/1/2029	50	54
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.150%	6/3/2026	6,300	6,300
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2048	55	58
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	665	632
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	585	556
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	1,150	1,197
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2026	800	807
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	1,495	1,584
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	40	42
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	315	341
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	130	141
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	415	458
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	30	33
46

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	605	679
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	100	112
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	255	290
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	180	204
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	1,600	1,806
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	145	163
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2036	400	447
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	220	245
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	300	332
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	70	80
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	380	429
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2040	225	254
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2040	110	123
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	75	82
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	220	247
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	2,170	2,136
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2042	345	385
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2042	175	194
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	790	787
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	1,010	1,038
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	900	973
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	225	249
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	675	726
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	1,060	1,153
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2046	200	191
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	165	175
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	775	756
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2049	135	131
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	540	573
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	390	375
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	475	453
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,805	2,946
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	240	252
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	3,490	3,622
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	2,400	2,389
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	60	69
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	1,820	1,824
[5]	San Francisco Community College District GO	5.000%	6/15/2026	300	300
	San Francisco Community College District GO	2.250%	6/15/2045	325	220
	San Francisco Community College District GO	3.000%	6/15/2045	790	652
	San Francisco Community College District GO	4.000%	6/15/2045	710	702
[5]	San Francisco Community College District GO	5.250%	6/15/2049	1,470	1,575
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2027	265	268
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2028	85	86
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2029	275	278
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2030	210	209
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2031	85	83
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	175	171
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2033	370	358
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2034	245	236
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	700	678
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	700	680
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	810	748
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/2051	45	46
	San Francisco Unified School District GO	5.000%	6/15/2026	880	881
	San Francisco Unified School District GO	5.000%	6/15/2026	1,000	1,001
	San Francisco Unified School District GO	5.000%	6/15/2027	495	508
	San Francisco Unified School District GO	4.000%	6/15/2033	5,000	5,003
	San Francisco Unified School District GO	4.000%	6/15/2034	35	35
	San Francisco Unified School District GO	3.500%	6/15/2035	215	214
	San Francisco Unified School District GO	5.000%	6/15/2038	225	241
	San Francisco Unified School District GO	3.000%	6/15/2039	1,325	1,204
	San Francisco Unified School District GO	5.000%	6/15/2039	55	59
	San Francisco Unified School District GO	3.000%	6/15/2040	940	840
	San Francisco Unified School District GO	5.000%	6/15/2041	235	248
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	965	959
47

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2028	10	10
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	295	245
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	505	552
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	1,285	1,329
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	15	16
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	125	89
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	325	325
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,005	903
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	285	281
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	175	168
	San Jose CA GO	5.000%	9/1/2028	300	318
	San Jose CA GO	5.000%	9/1/2029	290	311
	San Jose CA GO	5.000%	9/1/2030	100	107
	San Jose CA GO	5.000%	9/1/2031	525	562
	San Jose CA GO	5.000%	9/1/2032	1,240	1,325
	San Jose CA GO	5.000%	9/1/2033	150	160
	San Jose CA GO	5.000%	9/1/2034	180	192
	San Jose CA GO	5.000%	9/1/2047	100	103
	San Jose Evergreen Community College District GO	3.000%	9/1/2041	65	59
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	25	26
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	585	588
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,000	1,065
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2026	185	186
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	490	505
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	370	379
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	705	721
	San Jose Unified School District GO	2.125%	8/1/2038	175	140
	San Jose Unified School District GO	5.250%	8/1/2050	400	433
	San Juan Unified School District GO	5.000%	8/1/2026	170	171
	San Juan Unified School District GO	5.000%	8/1/2027	10	10
	San Juan Unified School District GO	4.000%	8/1/2029	800	802
	San Juan Unified School District GO	4.000%	8/1/2030	745	746
	San Juan Unified School District GO	4.000%	8/1/2046	585	580
	San Juan Unified School District GO	4.000%	8/1/2049	735	709
	San Luis Coastal Unified School District GO	4.000%	8/1/2046	500	494
	San Luis Coastal Unified School District GO	5.000%	8/1/2050	25	26
[5]	San Luis Obispo County Financing Authority Water Revenue	4.000%	9/1/2038	150	150
	San Marcos Unified School District GO	4.000%	8/1/2038	175	176
	San Marcos Unified School District GO	0.000%	8/1/2047	65	25
	San Marcos Unified School District GO	5.250%	8/1/2050	1,580	1,706
	San Marcos Unified School District GO	0.000%	8/1/2051	1,380	445
	San Marcos Unified School District GO	5.250%	8/1/2055	465	498
	San Mateo CA Foster City School District GO	4.000%	8/1/2048	1,080	1,066
	San Mateo CA Foster City School District GO	2.500%	8/1/2051	20	13
	San Mateo CA Foster City School District GO	4.000%	8/1/2051	455	440
	San Mateo CA Foster City School District GO	5.000%	8/1/2051	500	525
[4]	San Mateo County Community College District GO	0.000%	9/1/2027	105	102
[4]	San Mateo County Community College District GO	0.000%	9/1/2030	50	44
[4]	San Mateo County Community College District GO	0.000%	9/1/2032	125	103
[4]	San Mateo County Community College District GO	0.000%	9/1/2034	175	134
[4]	San Mateo County Community College District GO	0.000%	9/1/2036	320	225
	San Mateo County Community College District GO	5.000%	9/1/2045	2,235	2,312
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2032	190	218
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2033	260	302
[1]	San Mateo County Transit District Sales Tax Revenue VRDO	2.350%	6/1/2026	4,225	4,225
	San Mateo Foster City CA School District GO	2.500%	8/1/2046	100	72
[3]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/2026	0.000%	8/1/2042	1,305	1,482
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	1,015	1,009
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	2,320	2,424
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	370	296
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	2,050	1,339
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	865	818
[4]	San Mateo Union High School District GO	0.000%	9/1/2026	1,000	994
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,970	2,163
[3]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	100	80
[3]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/2034	0.000%	7/1/2051	515	398
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2045	1,205	1,246
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	440	440
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	210	198
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,855	1,575
48

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Santa Barbara Secondary High School District GO	0.000%	8/1/2041	595	329
Santa Clara County CA GO	5.000%	8/1/2031	350	360
Santa Clara County CA GO	5.000%	8/1/2032	65	67
Santa Clara County CA GO	5.000%	8/1/2033	10	10
Santa Clara County CA GO	3.000%	8/1/2035	405	395
Santa Clara County CA GO	3.000%	8/1/2036	350	341
Santa Clara County CA GO	3.250%	8/1/2039	310	290
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/2032	90	90
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2034	55	53
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2035	370	352
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	200	188
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	910	849
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2043	895	897
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	2,010	1,999
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	810	657
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.750%	11/1/2048	500	459
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	655	516
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2051	500	477
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2053	500	476
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.125%	11/1/2055	1,000	951
Santa Clara Unified School District GO	4.000%	7/1/2027	105	107
Santa Clara Unified School District GO	4.000%	7/1/2028	320	331
Santa Clara Unified School District GO	4.000%	7/1/2029	1,080	1,135
Santa Clara Unified School District GO	5.000%	7/1/2031	90	102
Santa Clara Unified School District GO	4.000%	7/1/2032	275	298
Santa Clara Unified School District GO	3.000%	7/1/2034	685	679
Santa Clara Unified School District GO	3.000%	7/1/2035	640	630
Santa Clara Unified School District GO	3.000%	7/1/2036	120	117
Santa Clara Unified School District GO	4.000%	7/1/2041	2,565	2,565
Santa Clara Unified School District GO	3.500%	7/1/2042	200	192
Santa Clara Unified School District GO	3.250%	7/1/2044	845	750
Santa Clara Unified School District GO	4.000%	7/1/2048	200	194
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	200	204
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	565	592
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	1,255	1,350
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	80	88
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	215	241
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	230	262
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	740	856
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	820	943
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	15	17
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	155	176
Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/2047	515	545
Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	195	197
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2050	70	74
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2052	175	184
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2054	55	58
Santa Monica Community College District GO	5.000%	8/1/2043	3,140	3,243
Santa Monica Community College District GO	4.000%	8/1/2045	1,000	995
Santa Monica Community College District GO	5.000%	8/1/2045	625	667
Santa Monica Community College District GO	4.000%	8/1/2047	115	112
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2040	810	885
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2041	1,105	1,204
Santa Monica-Malibu Unified School District GO	4.000%	8/1/2044	285	285
Santa Monica-Malibu Unified School District GO	2.250%	8/1/2047	155	104
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	1,560	1,645
Santa Monica-Malibu Unified School District GO	4.250%	8/1/2052	200	199
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	1,190	1,244
Santa Monica-Malibu Unified School District GO	4.125%	8/1/2055	250	242
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2055	840	877
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2033	625	687
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2034	40	44
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2035	95	104
Santa Rosa High School District GO	4.000%	8/1/2049	480	465
Santa Rosa High School District GO	5.250%	8/1/2050	330	356
Santa Rosa High School District GO	5.000%	8/1/2053	305	318
Santa Rosa High School District GO	4.750%	8/1/2054	1,375	1,398
Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	1,155	851
Sequoia Union High School District GO	5.000%	7/1/2027	265	272
Sequoia Union High School District GO	3.000%	7/1/2034	115	113
49

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sequoia Union High School District GO	4.000%	7/1/2052	400	372
Sierra Joint Community College District GO	2.000%	8/1/2046	135	89
Silicon Valley Clean Water Sewer Revenue	3.500%	8/1/2048	200	171
Solano County Community College District GO	5.125%	8/1/2041	5	5
Solano County Community College District GO	4.000%	8/1/2046	1,000	979
Sonoma County Junior College District GO	5.000%	8/1/2041	805	807
South San Francisco Unified School District GO	4.000%	9/1/2048	170	167
South San Francisco Unified School District GO	4.000%	9/1/2052	540	517
Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	740	740
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2026	795	795
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	115	115
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	275	276
Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2027	5	5
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2027	185	186
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	465	478
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	780	802
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	1,075	1,114
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	1,890	1,914
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	830	883
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	855	925
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	435	471
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	320	348
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2030	120	122
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	1,130	1,207
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2031	750	842
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	380	405
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	135	152
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2031	725	821
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	1,900	2,170
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	260	298
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	1,230	1,307
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	1,220	1,413
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	785	919
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	880	931
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2035	100	116
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	570	601
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2036	215	249
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	305	343
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	115	121
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	425	495
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2037	805	846
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2038	310	359
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	90	97
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	150	157
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	400	431
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	430	451
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,365	2,542
Southern California Metropolitan Water District Water Revenue	4.000%	7/1/2045	65	64
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2045	195	203
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	315	334
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2049	90	96
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	500	514
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2051	1,365	1,416
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	100	105
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	725	761
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	390	426
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	315	316
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	95	95
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	130	130
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	985	1,030
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	685	757
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	500	572
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	85	93
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	500	567
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2038	575	648
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2042	750	826
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2043	750	821
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2045	500	537
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2047	1,900	1,993
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2050	2,355	2,438
50

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	180	188
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	1,920	2,027
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2027	50	51
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2028	135	141
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2029	320	341
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	650	703
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2031	725	796
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,895	2,105
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	210	236
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2034	25	28
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2035	105	120
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	825	917
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2039	135	147
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2040	510	554
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,130	1,166
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	1,075	1,120
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	405	406
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2027	315	323
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	865	904
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,265	1,348
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	925	1,001
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	550	604
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	555	628
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,430	1,581
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	160	168
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2053	740	759
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	445	446
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	1,030	1,144
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	555	623
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	365	396
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	100	107
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	240	248
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	100	105
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	920	941
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	1,010	1,057
	Southwestern Community College District GO	5.250%	8/1/2027	1,750	1,806
	Southwestern Community College District GO	5.250%	8/1/2028	1,600	1,698
	Southwestern Community College District GO	2.375%	8/1/2046	455	318
	Southwestern Community College District GO	4.000%	8/1/2046	275	271
	Southwestern Community College District GO	4.000%	8/1/2047	440	429
	Southwestern Community College District GO	5.250%	8/1/2051	1,000	1,075
	Southwestern Community College District GO	5.250%	8/1/2055	1,680	1,792
	State Center Community College District GO	5.000%	8/1/2046	545	596
	State Center Community College District GO	5.000%	8/1/2047	675	715
[2]	Stockton Unified School District GO	0.000%	8/1/2027	280	272
[5]	Stockton Unified School District GO	5.000%	8/1/2049	500	528
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	365	362
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	1,115	1,072
	Sunnyvale School District GO	4.000%	9/1/2042	375	376
[2]	Sweetwater Union High School District GO	3.375%	8/1/2040	220	210
[2]	Sweetwater Union High School District GO	0.000%	8/1/2042	2,000	918
	Sweetwater Union High School District GO	4.000%	8/1/2042	430	427
[5]	Sweetwater Union High School District GO	4.000%	8/1/2047	1,210	1,136
	Sweetwater Union High School District GO	5.000%	8/1/2052	2,495	2,586
	Tamalpais Union High School District GO	4.125%	8/1/2049	400	404
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2049	200	201
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/2027	50	51
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), Prere.	5.000%	1/1/2027	165	167
51

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	755	762
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	775	817
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	700	731
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2046	265	267
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2038	870	522
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2041	190	97
[2]	Twin Rivers Unified School District GO	3.375%	8/1/2043	1,460	1,317
[2]	Twin Rivers Unified School District GO	4.000%	8/1/2043	595	595
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2044	160	70
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	2,880	3,153
	University of California College & University Revenue	4.000%	5/15/2027	70	71
	University of California College & University Revenue	5.000%	5/15/2027	455	466
	University of California College & University Revenue	5.000%	5/15/2027	115	118
	University of California College & University Revenue	5.000%	5/15/2027	145	149
	University of California College & University Revenue	5.000%	5/15/2027	55	56
	University of California College & University Revenue	5.000%	5/15/2027	340	348
	University of California College & University Revenue	5.000%	5/15/2027	1,065	1,091
	University of California College & University Revenue	5.000%	5/15/2027	35	36
	University of California College & University Revenue	5.000%	11/15/2027	1,505	1,562
	University of California College & University Revenue	5.000%	11/15/2027	60	62
	University of California College & University Revenue	4.000%	5/15/2028	315	325
	University of California College & University Revenue	5.000%	5/15/2028	110	116
	University of California College & University Revenue	5.000%	5/15/2028	195	205
	University of California College & University Revenue	5.000%	5/15/2028	410	420
	University of California College & University Revenue	5.000%	5/15/2028	1,120	1,177
	University of California College & University Revenue	5.000%	5/15/2028	160	168
	University of California College & University Revenue	5.000%	5/15/2028	1,770	1,860
	University of California College & University Revenue	5.000%	5/15/2028	105	110
	University of California College & University Revenue	4.000%	5/15/2029	30	31
	University of California College & University Revenue	5.000%	5/15/2029	35	37
	University of California College & University Revenue	5.000%	5/15/2029	5	5
	University of California College & University Revenue	5.000%	5/15/2029	1,120	1,200
	University of California College & University Revenue	5.000%	5/15/2029	2,125	2,277
	University of California College & University Revenue	5.000%	5/15/2029	255	261
	University of California College & University Revenue	5.000%	5/15/2029	1,200	1,286
	University of California College & University Revenue	5.000%	5/15/2029	250	268
	University of California College & University Revenue	5.000%	5/15/2029	3,010	3,225
	University of California College & University Revenue	5.000%	5/15/2029	550	589
	University of California College & University Revenue	5.000%	5/15/2029	255	273
	University of California College & University Revenue	5.000%	11/15/2029	5	5
	University of California College & University Revenue	4.000%	5/15/2030	65	67
	University of California College & University Revenue	5.000%	5/15/2030	610	624
	University of California College & University Revenue	5.000%	5/15/2030	20	22
	University of California College & University Revenue	5.000%	5/15/2030	245	268
	University of California College & University Revenue	5.000%	5/15/2030	3,250	3,552
	University of California College & University Revenue	5.000%	5/15/2030	805	880
	University of California College & University Revenue	5.000%	5/15/2030	85	93
	University of California College & University Revenue	5.000%	5/15/2030	335	351
	University of California College & University Revenue	5.000%	5/15/2030	4,605	5,034
	University of California College & University Revenue	5.000%	11/15/2030	1,000	1,103
	University of California College & University Revenue	4.000%	5/15/2031	245	251
	University of California College & University Revenue	5.000%	5/15/2031	925	966
	University of California College & University Revenue	5.000%	5/15/2031	85	87
	University of California College & University Revenue	5.000%	5/15/2031	180	200
	University of California College & University Revenue	5.000%	5/15/2031	580	645
	University of California College & University Revenue	5.000%	5/15/2031	1,405	1,562
	University of California College & University Revenue	5.000%	5/15/2031	2,700	3,002
	University of California College & University Revenue	5.000%	5/15/2031	50	56
	University of California College & University Revenue	5.000%	5/15/2031	175	191
	University of California College & University Revenue	5.000%	5/15/2031	1,410	1,568
	University of California College & University Revenue	5.000%	5/15/2031	110	122
	University of California College & University Revenue	5.000%	5/15/2031	410	456
	University of California College & University Revenue	5.000%	11/15/2031	565	633
	University of California College & University Revenue	5.000%	5/15/2032	95	99
	University of California College & University Revenue	5.000%	5/15/2032	405	440
	University of California College & University Revenue	5.000%	5/15/2032	6,235	7,029
	University of California College & University Revenue	5.000%	5/15/2032	1,085	1,223
	University of California College & University Revenue	5.000%	5/15/2032	815	833
	University of California College & University Revenue	5.000%	5/15/2032	1,010	1,139
	University of California College & University Revenue	5.000%	5/15/2032	585	659
52

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2032	75	85
University of California College & University Revenue	5.000%	5/15/2032	1,530	1,725
University of California College & University Revenue	5.000%	5/15/2032	815	919
University of California College & University Revenue	4.000%	5/15/2033	90	91
University of California College & University Revenue	5.000%	5/15/2033	695	726
University of California College & University Revenue	5.000%	5/15/2033	25	28
University of California College & University Revenue	5.000%	5/15/2033	1,545	1,765
University of California College & University Revenue	5.000%	5/15/2033	10	11
University of California College & University Revenue	5.000%	5/15/2033	2,015	2,302
University of California College & University Revenue	5.000%	5/15/2033	490	560
University of California College & University Revenue	5.000%	5/15/2033	1,230	1,405
University of California College & University Revenue	5.000%	5/15/2033	3,115	3,559
University of California College & University Revenue	5.000%	5/15/2033	20	23
University of California College & University Revenue	5.000%	5/15/2033	705	805
University of California College & University Revenue	4.000%	5/15/2034	100	101
University of California College & University Revenue	5.000%	5/15/2034	365	395
University of California College & University Revenue	5.000%	5/15/2034	1,025	1,166
University of California College & University Revenue	5.000%	5/15/2034	1,275	1,473
University of California College & University Revenue	5.000%	5/15/2034	570	659
University of California College & University Revenue	5.000%	5/15/2034	1,870	2,161
University of California College & University Revenue	5.000%	5/15/2034	1,200	1,387
University of California College & University Revenue	5.000%	11/15/2034	500	580
University of California College & University Revenue	5.000%	11/15/2034	550	639
University of California College & University Revenue	4.000%	5/15/2035	295	297
University of California College & University Revenue	5.000%	5/15/2035	405	422
University of California College & University Revenue	5.000%	5/15/2035	95	102
University of California College & University Revenue	5.000%	5/15/2035	235	262
University of California College & University Revenue	5.000%	5/15/2035	250	283
University of California College & University Revenue	5.000%	5/15/2035	1,440	1,631
University of California College & University Revenue	5.000%	5/15/2035	1,395	1,580
University of California College & University Revenue	5.000%	5/15/2035	1,875	2,155
University of California College & University Revenue	5.000%	5/15/2035	1,285	1,477
University of California College & University Revenue	5.000%	5/15/2035	4,325	4,971
University of California College & University Revenue	5.000%	5/15/2035	215	251
University of California College & University Revenue	5.000%	5/15/2035	900	1,049
University of California College & University Revenue	5.000%	11/15/2035	815	953
University of California College & University Revenue	5.000%	11/15/2035	805	942
University of California College & University Revenue	5.000%	5/15/2036	485	494
University of California College & University Revenue	5.000%	5/15/2036	250	260
University of California College & University Revenue	5.000%	5/15/2036	100	108
University of California College & University Revenue	5.000%	5/15/2036	125	139
University of California College & University Revenue	5.000%	5/15/2036	1,185	1,336
University of California College & University Revenue	5.000%	5/15/2036	1,830	2,093
University of California College & University Revenue	5.000%	5/15/2036	325	331
University of California College & University Revenue	5.000%	5/15/2036	290	332
University of California College & University Revenue	5.000%	5/15/2036	595	690
University of California College & University Revenue	5.000%	5/15/2036	480	557
University of California College & University Revenue	5.000%	5/15/2036	10,985	12,909
University of California College & University Revenue	5.000%	11/15/2036	910	1,072
University of California College & University Revenue	5.000%	11/15/2036	520	613
University of California College & University Revenue	4.000%	5/15/2037	260	267
University of California College & University Revenue	5.000%	5/15/2037	225	229
University of California College & University Revenue	5.000%	5/15/2037	140	145
University of California College & University Revenue	5.000%	5/15/2037	130	144
University of California College & University Revenue	5.000%	5/15/2037	1,100	1,234
University of California College & University Revenue	5.000%	5/15/2037	1,065	1,211
University of California College & University Revenue	5.000%	5/15/2037	1,535	1,746
University of California College & University Revenue	5.000%	5/15/2037	705	812
University of California College & University Revenue	5.000%	5/15/2037	1,375	1,584
University of California College & University Revenue	5.000%	5/15/2037	475	547
University of California College & University Revenue	5.250%	5/15/2037	500	587
University of California College & University Revenue	5.000%	11/15/2037	975	1,134
University of California College & University Revenue	5.000%	11/15/2037	645	750
University of California College & University Revenue	5.000%	5/15/2038	110	114
University of California College & University Revenue	5.000%	5/15/2038	1,900	2,030
University of California College & University Revenue	5.000%	5/15/2038	410	450
University of California College & University Revenue	5.000%	5/15/2038	1,540	1,715
University of California College & University Revenue	5.000%	5/15/2038	500	564
University of California College & University Revenue	5.000%	5/15/2038	1,955	2,205
University of California College & University Revenue	5.000%	5/15/2038	1,845	2,107
53

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2038	935	1,068
University of California College & University Revenue	5.000%	5/15/2038	985	1,125
University of California College & University Revenue	5.000%	5/15/2038	400	457
University of California College & University Revenue	5.000%	11/15/2038	500	576
University of California College & University Revenue	5.000%	11/15/2038	1,000	1,152
University of California College & University Revenue	5.000%	5/15/2039	110	117
University of California College & University Revenue	5.000%	5/15/2039	1,305	1,445
University of California College & University Revenue	5.000%	5/15/2039	560	628
University of California College & University Revenue	5.000%	5/15/2039	1,415	1,586
University of California College & University Revenue	5.000%	5/15/2039	1,990	2,257
University of California College & University Revenue	5.000%	5/15/2039	840	953
University of California College & University Revenue	5.250%	5/15/2039	545	630
University of California College & University Revenue	5.000%	11/15/2039	2,290	2,711
University of California College & University Revenue	5.250%	11/15/2039	1,800	2,100
University of California College & University Revenue	4.000%	5/15/2040	1,015	1,027
University of California College & University Revenue	5.000%	5/15/2040	1,435	1,601
University of California College & University Revenue	5.000%	5/15/2040	750	837
University of California College & University Revenue	5.000%	5/15/2040	850	959
University of California College & University Revenue	5.000%	5/15/2040	1,235	1,394
University of California College & University Revenue	5.000%	5/15/2040	670	756
University of California College & University Revenue	5.000%	5/15/2040	4,620	5,241
University of California College & University Revenue	5.250%	5/15/2040	2,000	2,299
University of California College & University Revenue	5.250%	5/15/2040	3,340	4,051
University of California College & University Revenue	5.500%	5/15/2040	610	693
University of California College & University Revenue	5.500%	5/15/2040	4,265	5,025
University of California College & University Revenue	5.000%	11/15/2040	1,585	1,808
University of California College & University Revenue	5.000%	5/15/2041	215	227
University of California College & University Revenue	5.000%	5/15/2041	280	307
University of California College & University Revenue	5.000%	5/15/2041	1,370	1,517
University of California College & University Revenue	5.000%	5/15/2041	250	277
University of California College & University Revenue	5.000%	5/15/2041	225	252
University of California College & University Revenue	5.000%	11/15/2041	2,590	2,927
University of California College & University Revenue	5.250%	11/15/2041	2,370	2,732
University of California College & University Revenue	5.000%	5/15/2042	185	195
University of California College & University Revenue	5.000%	5/15/2042	150	153
University of California College & University Revenue	5.000%	5/15/2042	945	1,031
University of California College & University Revenue	5.000%	5/15/2042	635	700
University of California College & University Revenue	5.000%	5/15/2042	545	601
University of California College & University Revenue	5.000%	5/15/2042	500	557
University of California College & University Revenue	5.250%	5/15/2042	740	754
University of California College & University Revenue	5.000%	11/15/2042	750	843
University of California College & University Revenue	5.000%	11/15/2042	240	270
University of California College & University Revenue	5.000%	5/15/2043	3,040	3,140
University of California College & University Revenue	5.000%	5/15/2043	420	441
University of California College & University Revenue	5.000%	5/15/2043	1,175	1,275
University of California College & University Revenue	5.000%	5/15/2043	1,385	1,518
University of California College & University Revenue	5.000%	5/15/2043	550	603
University of California College & University Revenue	5.000%	5/15/2043	250	277
University of California College & University Revenue	5.000%	5/15/2044	385	419
University of California College & University Revenue	5.000%	5/15/2044	410	446
University of California College & University Revenue	4.000%	5/15/2045	205	202
University of California College & University Revenue	5.000%	5/15/2045	115	125
University of California College & University Revenue	5.000%	5/15/2045	500	546
University of California College & University Revenue	5.000%	11/15/2045	970	1,067
University of California College & University Revenue	4.000%	5/15/2046	625	616
University of California College & University Revenue	5.000%	5/15/2046	1,050	1,138
University of California College & University Revenue	4.000%	5/15/2047	2,945	2,885
University of California College & University Revenue	5.000%	5/15/2047	65	66
University of California College & University Revenue	5.250%	5/15/2047	160	162
University of California College & University Revenue	4.000%	5/15/2048	880	847
University of California College & University Revenue	5.000%	5/15/2048	2,755	2,817
University of California College & University Revenue	5.000%	5/15/2049	75	77
University of California College & University Revenue	2.500%	5/15/2050	2,925	2,019
University of California College & University Revenue	4.000%	5/15/2050	1,890	1,803
University of California College & University Revenue	4.000%	5/15/2051	880	835
University of California College & University Revenue	5.000%	5/15/2052	3,340	3,480
University of California College & University Revenue	5.000%	5/15/2053	3,925	4,145
University of California College & University Revenue	5.000%	5/15/2054	525	551
University of California College & University Revenue	4.000%	5/15/2055	680	634
University of California College & University Revenue	5.250%	5/15/2055	1,425	1,531
54

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.250%	5/15/2058	1,500	1,533
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2027	65	67
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2028	170	179
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2030	1,145	1,172
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	315	329
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	345	353
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	310	317
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	80	89
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	420	429
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	270	276
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	185	203
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	330	343
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	345	352
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	145	159
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	30	31
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	465	474
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	165	171
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	80	83
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	250	259
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	60	62
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	125	130
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	430	439
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2039	110	114
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	335	340
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	125	126
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	2,110	2,145
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	365	377
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	455	441
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	2,480	2,603
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	420	403
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	995	1,007
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	1,995	1,915
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	1,060	1,083
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	1,535	1,149
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	900	842
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	250	252
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	2,275	2,312
	University of California College & University Revenue (Limited Project)	5.500%	5/15/2058	50	51
	University of California College & University Revenue VRDO	2.300%	6/1/2026	5,000	5,000
	University of California College & University Revenue VRDO	2.400%	6/1/2026	5,400	5,400
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	6/1/2026	4,665	4,665
	Upland Unified School District GO	0.000%	8/1/2050	1,295	451
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	875	865
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2050	225	213
[2]	Val Verde Unified School District GO	3.000%	8/1/2047	210	168
	Ventura County Community College District GO	3.125%	8/1/2031	130	130
	Ventura Unified School District GO	4.250%	8/1/2051	1,075	1,059
	Ventura Unified School District GO	5.250%	8/1/2055	500	531
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	330	335
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	505	517
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	680	702
	Victor Valley Community College District GO	4.000%	8/1/2044	35	34
[5]	Vista Unified School District GO	4.250%	8/1/2044	110	111
	Vista Unified School District GO	4.000%	8/1/2048	1,000	963
[5]	Vista Unified School District GO	5.250%	8/1/2048	1,215	1,287
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2027	75	73
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,079
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2045	370	305
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2049	975	1,030
	West Contra Costa Unified School District GO	4.000%	8/1/2054	350	321
	West Contra Costa Unified School District GO	4.000%	8/1/2054	260	240
[5]	West Contra Costa Unified School District GO	4.000%	8/1/2054	175	164
	West Contra Costa Unified School District GO	4.000%	8/1/2054	275	252
	West Contra Costa Unified School District GO	4.000%	8/1/2054	385	356
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2054	195	203
	West Valley-Mission Community College District GO	5.000%	8/1/2032	180	185
	West Valley-Mission Community College District GO	4.000%	8/1/2034	835	845
	West Valley-Mission Community College District GO	4.000%	8/1/2040	700	700
	Westside Union School District GO	0.000%	8/1/2045	260	111
55

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westside Union School District GO	0.000%	8/1/2050	100	33
[2]	William S Hart Union High School District GO	0.000%	9/1/2026	270	268
	William S Hart Union High School District GO	0.000%	8/1/2033	160	128
[2]	William S Hart Union High School District GO	0.000%	8/1/2034	125	96
	William S Hart Union High School District GO	3.500%	8/1/2038	630	621
Total Tax-Exempt Municipal Bonds (Cost $2,625,610)					2,640,824
Total Investments (99.7%) (Cost $2,625,610)					2,640,824
Other Assets and Liabilities—Net (0.3%)					7,640
Net Assets (100%)					2,648,464
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
56

California Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,625,610)	2,640,824
Investment in Vanguard	54
Cash	31
Receivables for Accrued Income	29,053
Receivables for Capital Shares Issued	218
Total Assets	2,670,180
Liabilities
Payables for Investment Securities Purchased	21,648
Payables to Vanguard	68
Total Liabilities	21,716
Net Assets	2,648,464
At May 31, 2026, net assets consisted of:

Paid-in Capital	2,627,408
Total Distributable Earnings (Loss)	21,056
Net Assets	2,648,464

Net Assets
Applicable to 26,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,648,464
Net Asset Value Per Share	$99.94

See accompanying Notes, which are an integral part of the Financial Statements.
57

California Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	35,010
Total Income	35,010
Expenses
The Vanguard Group—Note C
Investment Advisory Services	190
Management and Administrative	412
Marketing and Distribution	54
Custodian Fees	10
Shareholders’ Reports	17
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	689
Net Investment Income	34,321
Realized Net Gain (Loss) on Investment Securities Sold	229
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(13,800)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,750

See accompanying Notes, which are an integral part of the Financial Statements.
58

California Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,321	32,378
Realized Net Gain (Loss)	229	(1,965)
Change in Unrealized Appreciation (Depreciation)	(13,800)	24,261
Net Increase (Decrease) in Net Assets Resulting from Operations	20,750	54,674
Distributions
Total Distributions	(31,216)	(29,075)
Capital Share Transactions
Issued	1,124,949	1,095,320
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(120,302)
Net Increase (Decrease) from Capital Share Transactions	1,124,949	975,018
Total Increase (Decrease)	1,114,483	1,000,617
Net Assets
Beginning of Period	1,533,981	533,364
End of Period	2,648,464	1,533,981

See accompanying Notes, which are an integral part of the Financial Statements.
59

California Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30, 2025	January 26, 2024[1] to November 30, 2024
Net Asset Value, Beginning of Period	$100.42	$101.11	$100.00
Investment Operations
Net Investment Income[2]	1.634	3.343	2.609
Net Realized and Unrealized Gain (Loss) on Investments	(.553)	(.921)	.529
Total from Investment Operations	1.081	2.422	3.138
Distributions
Dividends from Net Investment Income	(1.561)	(3.112)	(2.028)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.561)	(3.112)	(2.028)
Net Asset Value, End of Period	$99.94	$100.42	$101.11
Total Return	1.09%	2.50%	3.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,648	$1,534	$533
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[3]	0.08%[3,4]
Ratio of Net Investment Income to Average Net Assets	3.28%	3.40%	3.07%[4]
Portfolio Turnover Rate[5]	3%	30%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
60

California Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard California Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $54,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
61

California Tax-Exempt Bond ETF
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,625,821
Gross Unrealized Appreciation	24,960
Gross Unrealized Depreciation	(9,957)
Net Unrealized Appreciation (Depreciation)	15,003
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $1,898,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $935,370,000 of investment securities and sold $55,001,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $199,274,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $27,800,000 and sales were $6,035,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	11,225	11,225
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(1,225)
Net Increase (Decrease) in Shares Outstanding	11,225	10,000
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At May 31, 2026, one shareholder was the record or beneficial owner of 44% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0382 072026
62

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.